     As filed with the Securities and Exchange Commission on April 5, 2013



                                          Registration Statement Nos. 333-152269
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 5                       [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 159                             [X]


                       (Check Appropriate box or boxes.)


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              (Name of Depositor)


           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.
                      METROPOLITAN LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                                BOSTON, MA 02116
                    (Name and Address of Agent for Service)


                                 ------------
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 29, 2013 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the Prospectus dated May 1, 2010 (the "Prospectus") filed in Post-Effective Amendment No. 2/Amendment No. 127 to the registration statement on Form N-4 (File Nos. 333-
152269/811-21262) filed on April 8, 2010.

This registration statement also incorporates by reference the Supplement dated May 1, 2011 to the Prospectus filed in Post-Effective Amendment No. 3/Amendment No. 139 to the registration statement on Form N-4 (File Nos. 333-
152269/811-21262) filed on April 7, 2011.


This registration statement also incorporates by reference the Supplement dated April 6, 2012 to the Prospectus filed in Post-Effective Amendment No. 4/Amendment No. 151 to the registration statement on Form N-4 (File Nos. 333-152269/811-21262) filed on April 6, 2012.

                            MARQUIS PORTFOLIOS/SM/
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2013

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Marquis Portfolios/SM/ (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign Securities Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I

  ClearBridge Variable Appreciation Portfolio
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

  Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class B

  ClearBridge Aggressive Growth Portfolio -- Class B

  Harris Oakmark International Portfolio -- Class A

  Invesco Comstock Portfolio -- Class B

  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A

  JPMorgan Small Cap Value Portfolio -- Class A

  Lord Abbett Mid Cap Value Portfolio -- Class B

  Met/Eaton Vance Floating Rate Portfolio -- Class B


  MFS(R) Emerging Markets Equity Portfolio -- Class B
  MFS(R) Research International Portfolio -- Class B
  Morgan Stanley Mid Cap Growth Portfolio -- Class B

  Oppenheimer Global Equity Portfolio -- Class B

  PIMCO Inflation Protected Bond Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class E


  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B


METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class E

  BlackRock Capital Appreciation Portfolio -- Class A

  BlackRock Money Market Portfolio -- Class E
  Davis Venture Value Portfolio -- Class A


  Jennison Growth Portfolio -- Class B
  Loomis Sayles Small Cap Core Portfolio -- Class B
  Met/Dimensional International Small Company Portfolio -- Class B MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A


  Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)
CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge.......... $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:



                                                                                    STANDARD DEATH     ENHANCED DEATH
                                                                                        BENEFIT           BENEFIT
                                                                                   ----------------   ---------------
Mortality and Expense Risk Charge...............................................     1.55%(3)           1.70%(3)
Administrative Expense Charge...................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........     1.70%              1.85%
Optional E.S.P. Charge..........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................     1.95%              2.10%
Optional GMWB I Charge (maximum upon reset).....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............     1.95%              2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........     2.20%              2.35%

------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap

   Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.


(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.35%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.53%     0.25%            0.03%
 American Funds Growth Fund..................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...........    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++.........................    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund++.....................................    0.51%     0.25%            0.29%
 Templeton Foreign Securities Fund...........    0.64%     0.25%            0.15%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio++......................    0.64%     0.25%            0.05%
 Overseas Portfolio++........................    0.44%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++................................    0.75%     --               0.06%
 ClearBridge Variable All Cap Value
  Portfolio++................................    0.75%     --               0.06%
 ClearBridge Variable Appreciation
  Portfolio..................................    0.71%     --               0.05%
 ClearBridge Variable Equity Income
  Portfolio++................................    0.75%     --               0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio++................................    0.75%     --               0.13%
 ClearBridge Variable Large Cap Value
  Portfolio..................................    0.65%     --               0.09%
 ClearBridge Variable Mid Cap Core
  Portfolio++................................    0.75%     --             0.19%



                                                                                               NET TOTAL
                                                  ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                               FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
--------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........       --            0.81%        --               0.81%
 American Funds Growth Fund..................       --            0.60%        --               0.60%
 American Funds Growth-Income Fund...........       --            0.54%        --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++.........................       --            0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund++.....................................       --            1.05%        --               1.05%
 Templeton Foreign Securities Fund...........       --            1.04%        --               1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio++......................       --            0.94%        --               0.94%
 Overseas Portfolio++........................       --            0.74%        --               0.74%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++................................       --            0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio++................................       --            0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio..................................       --            0.76%      0.00%              0.76%
 ClearBridge Variable Equity Income
  Portfolio++................................       --            0.82%      0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio++................................       --            0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio..................................       --            0.74%      0.00%              0.74%
 ClearBridge Variable Mid Cap Core
  Portfolio++................................       --            0.94%      0.00%              0.94%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.11%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield
  Bond Portfolio -- Class I......................    0.70%       --             0.12%
 Western Asset Variable High Income
  Portfolio++....................................    0.60%       --             0.12%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A.......    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio --
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio --
  Class A++......................................    0.60%       --             0.06%
 Clarion Global Real Estate Portfolio --
  Class B........................................    0.60%     0.25%            0.06%
 ClearBridge Aggressive Growth Portfolio --
  Class B........................................    0.61%     0.25%            0.03%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A........................................    0.85%       --             0.02%
 Janus Forty Portfolio -- Class A................    0.63%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --             0.06%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................    0.65%     0.25%            0.04%
 Met/Eaton Vance Floating Rate Portfolio --
  Class B........................................    0.60%     0.25%            0.08%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++......................................    0.91%       --             0.16%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.91%     0.25%            0.16%
 MFS(R) Research International Portfolio --
  Class B........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B...........................    0.65%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%            0.09%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++.........................    0.47%       --             0.11%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B...........................    0.47%     0.25%            0.11%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A...............    0.64%       --             0.04%
 Pioneer Strategic Income Portfolio --
  Class E........................................    0.57%     0.15%            0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++......................................    0.75%     0.25%            0.03%
 Third Avenue Small Cap Value Portfolio --
  Class A++......................................    0.74%       --             0.03%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.74%     0.25%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%            0.04%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --                0.86%      0.00%              0.86%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield
  Bond Portfolio -- Class I......................   --                0.82%      0.00%              0.82%
 Western Asset Variable High Income
  Portfolio++....................................   --                0.72%      0.00%              0.72%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A....... 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio --
  Class E........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio --
  Class A++......................................   --                0.66%        --               0.66%
 Clarion Global Real Estate Portfolio --
  Class B........................................   --                0.91%        --               0.91%
 ClearBridge Aggressive Growth Portfolio --
  Class B........................................   --                0.89%        --               0.89%
 Harris Oakmark International Portfolio --
  Class A........................................   --                0.83%      0.02%              0.81%
 Invesco Comstock Portfolio -- Class B...........   --                0.85%      0.02%              0.83%
 Invesco Small Cap Growth Portfolio --
  Class A........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio -- Class A................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio -
  Class A........................................   --                0.84%      0.09%              0.75%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................ 0.06%               1.00%      0.00%              1.00%
 Met/Eaton Vance Floating Rate Portfolio --
  Class B........................................   --                0.93%        --               0.93%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++......................................   --                1.07%      0.02%              1.05%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --                1.32%      0.02%              1.30%
 MFS(R) Research International Portfolio --
  Class B........................................   --                1.00%      0.05%              0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B...........................   --                0.97%      0.01%              0.96%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --                1.01%      0.02%              0.99%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++.........................   --                0.58%        --               0.58%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B...........................   --                0.83%        --               0.83%
 PIMCO Total Return Portfolio -- Class B.........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio --
  Class E........................................   --                0.78%        --               0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --                0.84%        --               0.84%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++......................................   --                1.03%        --               1.03%
 Third Avenue Small Cap Value Portfolio --
  Class A++......................................   --                0.77%      0.01%              0.76%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --                0.51%      0.00%              0.51%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 BlackRock Capital Appreciation Portfolio --
  Class A.......................................    0.70%       --             0.03%
 BlackRock Money Market Portfolio --
  Class E.......................................    0.33%     0.15%            0.02%
 Davis Venture Value Portfolio -- Class A.......    0.70%       --             0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D++.....................................    0.73%     0.10%            0.05%
 Jennison Growth Portfolio -- Class B...........    0.61%     0.25%            0.03%
 Loomis Sayles Small Cap Core Portfolio --
  Class B.......................................    0.90%     0.25%            0.07%
 Met/Dimensional International Small
  Company Portfolio -- Class B..................    0.81%     0.25%            0.17%
 MFS(R) Total Return Portfolio -- Class F.......    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A..............    0.70%       --             0.03%
 Neuberger Berman Genesis Portfolio --
  Class A++.....................................    0.82%       --             0.04%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................    0.82%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++........................    0.60%     0.25%            0.04%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++........................    0.49%     0.25%            0.06%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........    0.47%       --             0.03%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund++......................    0.75%     0.25%            0.34%



                                                                                                  NET TOTAL
                                                     ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                  FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------ --------------- -------------- ---------------- -----------
 BlackRock Capital Appreciation Portfolio --
  Class A.......................................   --                0.73%      0.01%              0.72%
 BlackRock Money Market Portfolio --
  Class E.......................................   --                0.50%      0.01%              0.49%
 Davis Venture Value Portfolio -- Class A.......   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio --
  Class D++.....................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio -- Class B...........   --                0.89%      0.07%              0.82%
 Loomis Sayles Small Cap Core Portfolio --
  Class B....................................... 0.10%               1.32%      0.08%              1.24%
 Met/Dimensional International Small
  Company Portfolio -- Class B..................   --                1.23%      0.01%              1.22%
 MFS(R) Total Return Portfolio -- Class F.......   --                0.80%        --               0.80%
 MFS(R) Value Portfolio -- Class A..............   --                0.73%      0.13%              0.60%
 Neuberger Berman Genesis Portfolio --
  Class A++.....................................   --                0.86%      0.01%              0.85%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................   --                1.11%      0.01%              1.10%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++........................   --                0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++........................   --                0.80%        --               0.80%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........   --                0.50%      0.02%              0.48%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund++...................... 0.01%               1.35%      0.20%              1.15%



++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                        CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

             FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Mid Cap Portfolio++                     Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth           Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund++
Templeton Foreign Securities Fund       Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio++                  Seeks long-term growth of capital.      Janus Capital Management LLC
Overseas Portfolio++                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                             LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable All Cap Value      Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio++                            Current income is a secondary           LLC
                                        consideration.                          Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio                              capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio++                            Long-term capital appreciation is a     LLC
                                        secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                             LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                              Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Mid Cap Core        Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio++                                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                 LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable Global High       Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio -- Class I         consistent with the preservation of      LLC
                                         capital.                                 Subadvisers: Western Asset
                                                                                  Management Company; Western
                                                                                  Asset Management Company
                                                                                  Limited; Western Asset Management
                                                                                  Company Pte. Ltd.
Western Asset Variable High Income       Seeks high current income as its         Legg Mason Partners Fund Advisor,
 Portfolio++                             primary objective and capital            LLC
                                         appreciation as its secondary            Subadvisers: Western Asset
                                         objective.                               Management Company; Western
                                                                                  Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --        Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio --  Seeks total return through investment    MetLife Advisers, LLC
 Class A++                               in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Clarion Global Real Estate Portfolio --  Seeks total return through investment    MetLife Advisers, LLC
 Class B                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
ClearBridge Aggressive Growth            Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio -- Class B    Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio -- Class A         Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital
                                                                                  Management LLC

            FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Mid Cap Value              Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio -- Class B                  investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
Met/Eaton Vance Floating Rate          Seeks a high level of current income.     MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Eaton Vance
                                                                                 Management
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A++                consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital       MetLife Advisers, LLC
                                       growth.                                   Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --  Seeks a high level of current income.     MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: Third Avenue
                                                                                 Management LLC

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- --------------------------------------
Third Avenue Small Cap Value              Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Third Avenue
                                                                                    Management LLC
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --        Seeks a competitive total return          MetLife Advisers, LLC
 Class E                                  primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                          fixed-income securities.
BlackRock Capital Appreciation            Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --       Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                          capital.
Davis Venture Value Portfolio --          Seeks growth of capital.                  MetLife Advisers, LLC
 Class A                                                                            Subadviser: Davis Selected Advisers,
                                                                                    L.P.
Frontier Mid Cap Growth Portfolio --      Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D++                                                                          Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class B      Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core              Seeks long-term capital growth from       MetLife Advisers, LLC
 Portfolio -- Class B                     investments in common stocks or           Subadviser: Loomis, Sayles &
                                          other equity securities.                  Company, L.P.
Met/Dimensional International Small       Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Company Portfolio -- Class B                                                       Subadviser: Dimensional Fund
                                                                                    Advisors LP
MFS(R) Total Return Portfolio -- Class F  Seeks a favorable total return through    MetLife Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A         Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                   principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                     principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio -- Class B++                   and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B++                                                              Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management                  Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --             consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company

            FUNDING OPTION                       INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- ----------------------------------
WELLS FARGO VARIABLE TRUST -- CLASS 2
VT Small Cap Value Fund++              Seeks long-term capital appreciation.   Wells Fargo Funds Management, LLC
                                                                               Subadviser: Wells Capital
                                                                               Management Incorporated


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, JPMorgan Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable Global High Yield Bond Portfolio, Western Asset Variable High Income Portfolio, Loomis Sayles Small Cap Core Portfolio, Met/Dimensional International Small Company Portfolio, Met/Eaton Vance Floating Rate Portfolio, Oppenheimer Global Equity Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Overseas Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.

                             OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 800-842-9325 to make such changes.



                                LIVING BENEFITS

--------------------------------------------------------------------------------

The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options--Annuity Options"), or you must make a complete withdrawal of your Contract Value.

If you annuitize at the latest date permitted, you must elect one of the following options:

1) Annuitize the Contract Value under the Contract's annuity provisions.

2) Elect to receive the Annual Withdrawal Benefit payment under the GMWB rider each year until the Remaining Benefit Base (RBB) is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB rider.



                            ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------
The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the ability of the selling firm to provide that administrative support. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the Contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for the Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios Contract is designed to work together with the Asset Allocation Program, at any time after the Contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact us at our Home Office. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table -- Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract -- The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. Transfers among Variable Funding Options due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF

VARIABLE FUNDING OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH UNDERLYING FUND IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE VARIABLE FUNDING OPTION.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.





                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2013, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).


Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $51,000 or 100% of pay for each participant in 2013.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES-- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").


Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.


Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item (1) does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in item (2).

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.079
                                                                                 2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 2006   0.804
                                                                                 2005   0.774
                                                                                 2004   0.745
                                                                                 2003   0.606
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   0.864
                                                                                 2007   0.753
                                                                                 2006   0.747
                                                                                 2005   0.706
                                                                                 2004   0.672
                                                                                 2003   0.538
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.032
                                                                                 2005   1.004
                                                                                 2004   0.918
                                                                                 2003   0.706
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   0.847
                                                                                 2005   0.750
                                                                                 2004   0.704
                                                                                 2003   0.580
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.804
                                                                                 2011   2.014
                                                                                 2010   1.833
                                                                                 2009   1.310
                                                                                 2008   2.163
                                                                                 2007   1.916
                                                                                 2006   1.618
                                                                                 2005   1.443
                                                                                 2004   1.293
                                                                                 2003   1.000
 American Funds Growth Subaccount (Class 2) (5/03).............................. 2012   1.562
                                                                                 2011   1.659
                                                                                 2010   1.422
                                                                                 2009   1.038
                                                                                 2008   1.884
                                                                                 2007   1.706
                                                                                 2006   1.574
                                                                                 2005   1.378
                                                                                 2004   1.246
                                                                                 2003   1.000
 American Funds Growth-Income Subaccount (Class 2) (5/03)....................... 2012   1.377



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 1.155                      --
                                                                                 1.079                 341,147
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 0.845                      --
                                                                                 0.804                 703,298
                                                                                 0.774                 834,942
                                                                                 0.745                 993,400
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 0.824                      --
                                                                                 0.864                 429,301
                                                                                 0.753                 286,384
                                                                                 0.747                 313,355
                                                                                 0.706                 372,144
                                                                                 0.672                 623,032
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 1.078                      --
                                                                                 1.032               5,548,805
                                                                                 1.004               6,333,286
                                                                                 0.918               6,976,443
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 0.827                      --
                                                                                 0.847               2,388,057
                                                                                 0.750               2,126,105
                                                                                 0.704               2,299,153
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2.174               1,230,969
                                                                                 1.804               2,551,981
                                                                                 2.014               3,009,188
                                                                                 1.833               2,503,342
                                                                                 1.310               2,919,741
                                                                                 2.163               3,274,459
                                                                                 1.916               3,194,192
                                                                                 1.618               2,605,659
                                                                                 1.443               1,623,003
                                                                                 1.293                 420,633
 American Funds Growth Subaccount (Class 2) (5/03).............................. 1.810               3,032,831
                                                                                 1.562               4,872,991
                                                                                 1.659               5,603,914
                                                                                 1.422               5,732,794
                                                                                 1.038               7,040,805
                                                                                 1.884               7,821,191
                                                                                 1.706               7,480,808
                                                                                 1.574               6,856,049
                                                                                 1.378               4,605,600
                                                                                 1.246               2,213,288
 American Funds Growth-Income Subaccount (Class 2) (5/03)....................... 1.590               3,209,402

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.426
                                                                                      2010   1.302
                                                                                      2009   1.009
                                                                                      2008   1.652
                                                                                      2007   1.599
                                                                                      2006   1.412
                                                                                      2005   1.357
                                                                                      2004   1.251
                                                                                      2003   1.000
Capital Appreciation Fund
 Capital Appreciation Fund (5/05).................................................... 2006   1.144
                                                                                      2005   1.000
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).............................. 2007   2.209
                                                                                      2006   1.695
                                                                                      2005   1.348
                                                                                      2004   1.097
                                                                                      2003   0.781
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)................................ 2007   3.045
                                                                                      2006   2.335
                                                                                      2005   2.216
                                                                                      2004   1.716
                                                                                      2003   1.302
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (11/98)................. 2011   2.437
                                                                                      2010   1.874
                                                                                      2009   1.446
                                                                                      2008   2.097
                                                                                      2007   2.285
                                                                                      2006   2.000
                                                                                      2005   1.859
                                                                                      2004   1.556
                                                                                      2003   1.115
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 2008   1.284
                                                                                      2007   1.220
                                                                                      2006   1.065
                                                                                      2005   1.038
                                                                                      2004   1.005
                                                                                      2003   0.844
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.292
                                                                                      2007   1.478
                                                                                      2006   1.448
                                                                                      2005   1.392
                                                                                      2004   1.272
                                                                                      2003   0.982
Fidelity(R) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2012   1.987
                                                                                      2011   2.267
                                                                                      2010   1.794
                                                                                      2009   1.305
                                                                                      2008   2.199
                                                                                      2007   1.939
                                                                                      2006   1.755
                                                                                      2005   1.512
                                                                                      2004   1.234
                                                                                      2003   0.908
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 2012   1.469
                                                                                      2011   1.570
                                                                                      2010   1.251
                                                                                      2009   0.886
                                                                                      2008   1.568
                                                                                      2007   1.434
                                                                                      2006   1.342
                                                                                      2005   1.302
                                                                                      2004   1.188
                                                                                      2003   0.881
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 2006   1.249



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.377               3,656,700
                                                                                      1.426               4,530,491
                                                                                      1.302               5,718,035
                                                                                      1.009               6,807,323
                                                                                      1.652               7,482,204
                                                                                      1.599               8,865,877
                                                                                      1.412               9,466,858
                                                                                      1.357               7,773,111
                                                                                      1.251               2,876,370
Capital Appreciation Fund
 Capital Appreciation Fund (5/05).................................................... 1.132                      --
                                                                                      1.144                 210,527
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).............................. 2.313                      --
                                                                                      2.209                 996,320
                                                                                      1.695               1,474,278
                                                                                      1.348               1,989,083
                                                                                      1.097               2,424,315
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)................................ 3.207                      --
                                                                                      3.045               3,015,544
                                                                                      2.335               3,829,855
                                                                                      2.216               4,576,815
                                                                                      1.716               5,267,617
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (11/98)................. 2.662                      --
                                                                                      2.437               1,040,918
                                                                                      1.874               1,418,788
                                                                                      1.446               1,939,268
                                                                                      2.097               2,512,970
                                                                                      2.285               3,049,218
                                                                                      2.000               4,017,466
                                                                                      1.859               4,618,976
                                                                                      1.556               5,219,464
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 1.229                      --
                                                                                      1.284               4,634,053
                                                                                      1.220               5,940,459
                                                                                      1.065               7,374,388
                                                                                      1.038               9,055,531
                                                                                      1.005              10,097,850
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.219                      --
                                                                                      1.292               2,696,594
                                                                                      1.478               4,116,297
                                                                                      1.448               5,467,397
                                                                                      1.392               7,263,669
                                                                                      1.272               8,811,100
Fidelity(R) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2.238                 542,606
                                                                                      1.987                 673,425
                                                                                      2.267                 954,150
                                                                                      1.794               1,171,615
                                                                                      1.305               1,502,267
                                                                                      2.199               1,946,291
                                                                                      1.939               2,263,777
                                                                                      1.755               3,264,101
                                                                                      1.512               3,036,058
                                                                                      1.234               2,856,489
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 1.601                 897,996
                                                                                      1.469               1,014,983
                                                                                      1.570               1,317,082
                                                                                      1.251               1,847,123
                                                                                      0.886               2,440,746
                                                                                      1.568               3,213,867
                                                                                      1.434               3,787,976
                                                                                      1.342               5,100,608
                                                                                      1.302               5,686,812
                                                                                      1.188               6,523,542
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 1.453                      --

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2005   1.149
                                                                                    2004   1.037
                                                                                    2003   0.843
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 2008   3.352
                                                                                    2007   2.647
                                                                                    2006   2.102
                                                                                    2005   1.678
                                                                                    2004   1.368
                                                                                    2003   0.910
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 2012   1.180
                                                                                    2011   1.343
                                                                                    2010   1.260
                                                                                    2009   0.936
                                                                                    2008   1.596
                                                                                    2007   1.406
                                                                                    2006   1.178
                                                                                    2005   1.087
                                                                                    2004   0.933
                                                                                    2003   0.718
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 2012   0.608
                                                                                    2011   0.629
                                                                                    2010   0.510
                                                                                    2009   0.359
                                                                                    2008   0.650
                                                                                    2007   0.543
                                                                                    2006   0.488
                                                                                    2005   0.443
                                                                                    2004   0.374
                                                                                    2003   0.282
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 2006   0.813
                                                                                    2005   0.737
                                                                                    2004   0.672
                                                                                    2003   0.553
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 2012   1.061
                                                                                    2011   1.595
                                                                                    2010   1.297
                                                                                    2009   0.737
                                                                                    2008   1.569
                                                                                    2007   1.247
                                                                                    2006   0.865
                                                                                    2005   0.667
                                                                                    2004   0.571
                                                                                    2003   0.432
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)..................................... 2006   1.540
                                                                                    2005   1.506
                                                                                    2004   1.333
                                                                                    2003   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)...................... 2010   0.899
                                                                                    2009   0.757
                                                                                    2008   1.312
                                                                                    2007   1.272
                                                                                    2006   1.123
                                                                                    2005   1.072
                                                                                    2004   1.000
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)......... 2012   1.023
                                                                                    2011   1.016
                                                                                    2010   0.826
                                                                                    2009   0.625
                                                                                    2008   1.066
                                                                                    2007   1.069
                                                                                    2006   0.999
                                                                                    2005   0.910
                                                                                    2004   0.842
                                                                                    2003   0.637
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01).............. 2012   1.145



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    1.249               2,071,489
                                                                                    1.149               1,868,481
                                                                                    1.037               1,272,238
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 1.629                      --
                                                                                    3.352               1,956,214
                                                                                    2.647               2,470,051
                                                                                    2.102               3,009,811
                                                                                    1.678               2,899,983
                                                                                    1.368               3,399,032
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 1.372               3,492,611
                                                                                    1.180               4,101,800
                                                                                    1.343               5,217,581
                                                                                    1.260               6,387,315
                                                                                    0.936               8,159,236
                                                                                    1.596               9,995,972
                                                                                    1.406              13,042,828
                                                                                    1.178              14,923,975
                                                                                    1.087              13,566,325
                                                                                    0.933              13,482,727
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 0.699               1,101,867
                                                                                    0.608               1,366,351
                                                                                    0.629               1,623,911
                                                                                    0.510               2,471,137
                                                                                    0.359               3,214,992
                                                                                    0.650               4,041,405
                                                                                    0.543               5,041,104
                                                                                    0.488               6,576,034
                                                                                    0.443               8,846,646
                                                                                    0.374              12,001,529
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 0.869                      --
                                                                                    0.813               2,112,106
                                                                                    0.737               2,673,990
                                                                                    0.672               3,240,189
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 1.180               1,290,253
                                                                                    1.061               1,499,749
                                                                                    1.595               1,657,076
                                                                                    1.297               2,140,558
                                                                                    0.737               3,688,887
                                                                                    1.569               4,084,173
                                                                                    1.247               5,671,482
                                                                                    0.865               7,930,928
                                                                                    0.667              10,253,075
                                                                                    0.571              12,362,423
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)..................................... 1.726                      --
                                                                                    1.540                 128,239
                                                                                    1.506                  80,546
                                                                                    1.333                  46,922
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)...................... 0.952                      --
                                                                                    0.899               1,496,104
                                                                                    0.757               1,515,176
                                                                                    1.312               1,687,068
                                                                                    1.272               1,729,158
                                                                                    1.123               1,823,805
                                                                                    1.072               1,536,091
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)......... 1.194               3,013,038
                                                                                    1.023               3,658,738
                                                                                    1.016               4,487,637
                                                                                    0.826               5,782,540
                                                                                    0.625               8,057,687
                                                                                    1.066              10,681,703
                                                                                    1.069              13,348,517
                                                                                    0.999              16,169,972
                                                                                    0.910              18,233,228
                                                                                    0.842              19,435,421
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01).............. 1.305               2,366,523

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.135
                                                                                      2010   1.025
                                                                                      2009   0.854
                                                                                      2008   1.229
                                                                                      2007   1.153
                                                                                      2006   1.021
                                                                                      2005   0.996
                                                                                      2004   0.931
                                                                                      2003   0.760
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).............. 2009   0.835
                                                                                      2008   1.204
                                                                                      2007   1.207
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 2011   1.051
                                                                                      2010   0.949
                                                                                      2009   0.688
                                                                                      2008   1.209
                                                                                      2007   1.208
                                                                                      2006   1.081
                                                                                      2005   1.045
                                                                                      2004   1.000
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 2011   1.097
                                                                                      2010   0.997
                                                                                      2009   0.831
                                                                                      2008   1.184
                                                                                      2007   1.131
                                                                                      2006   0.975
                                                                                      2005   0.994
                                                                                      2004   0.978
                                                                                      2003   0.806
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 2012   1.167
                                                                                      2011   1.188
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    2012   1.018
                                                                                      2011   1.104
                                                                                      2010   0.963
                                                                                      2009   0.757
                                                                                      2008   1.214
                                                                                      2007   1.220
                                                                                      2006   1.062
                                                                                      2005   1.031
                                                                                      2004   0.969
                                                                                      2003   0.711
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 2012   1.251
                                                                                      2011   1.281
                                                                                      2010   1.186
                                                                                      2009   0.847
                                                                                      2008   1.374
                                                                                      2007   1.327
                                                                                      2006   1.291
                                                                                      2005   1.248
                                                                                      2004   1.265
                                                                                      2003   0.872
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2012   1.388
                                                                                      2011   1.346
                                                                                      2010   1.250
                                                                                      2009   1.021
                                                                                      2008   1.614
                                                                                      2007   1.580
                                                                                      2006   1.359
                                                                                      2005   1.298
                                                                                      2004   1.196
                                                                                      2003   0.919
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)................ 2012   1.263



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.145               2,853,750
                                                                                      1.135               3,513,095
                                                                                      1.025               4,100,803
                                                                                      0.854               4,181,092
                                                                                      1.229               5,133,462
                                                                                      1.153               6,055,272
                                                                                      1.021               7,476,850
                                                                                      0.996               7,357,211
                                                                                      0.931               6,561,546
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).............. 0.817                      --
                                                                                      0.835                 275,028
                                                                                      1.204                 411,031
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 1.110                      --
                                                                                      1.051                 293,267
                                                                                      0.949                 575,746
                                                                                      0.688                 932,473
                                                                                      1.209               1,535,478
                                                                                      1.208               1,878,553
                                                                                      1.081               2,427,620
                                                                                      1.045               1,942,030
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 1.192                      --
                                                                                      1.097                 468,200
                                                                                      0.997                 890,388
                                                                                      0.831               1,048,269
                                                                                      1.184               1,365,463
                                                                                      1.131               1,654,184
                                                                                      0.975               1,849,115
                                                                                      0.994               1,432,548
                                                                                      0.978               1,008,042
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 1.310                 235,760
                                                                                      1.167                 294,099
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    1.150               2,380,830
                                                                                      1.018               3,151,312
                                                                                      1.104               3,987,631
                                                                                      0.963               4,941,155
                                                                                      0.757               7,974,693
                                                                                      1.214              10,480,090
                                                                                      1.220               9,519,402
                                                                                      1.062              11,155,250
                                                                                      1.031              12,958,728
                                                                                      0.969              13,186,492
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 1.480               7,030,425
                                                                                      1.251               8,362,001
                                                                                      1.281               9,991,215
                                                                                      1.186              12,051,655
                                                                                      0.847              15,708,334
                                                                                      1.374              19,693,897
                                                                                      1.327              24,955,072
                                                                                      1.291              29,449,716
                                                                                      1.248              35,150,096
                                                                                      1.265              37,517,268
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 1.590               2,536,380
                                                                                      1.388               2,966,807
                                                                                      1.346               4,439,658
                                                                                      1.250               5,142,110
                                                                                      1.021               6,234,266
                                                                                      1.614               8,018,998
                                                                                      1.580               9,704,126
                                                                                      1.359              11,928,897
                                                                                      1.298              14,103,998
                                                                                      1.196              15,455,887
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)................ 1.464               1,128,944

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                   UNIT VALUE AT
                                                                                                    BEGINNING OF
PORTFOLIO NAME                                                                              YEAR        YEAR
------------------------------------------------------------------------------------------ ------ ---------------
                                                                                           2011   1.337
                                                                                           2010   1.110
                                                                                           2009   0.830
                                                                                           2008   1.305
                                                                                           2007   1.239
                                                                                           2006   1.098
                                                                                           2005   1.031
                                                                                           2004   0.949
                                                                                           2003   0.744
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)................ 2012   1.247
                                                                                           2011   1.251
                                                                                           2010   1.016
                                                                                           2009   0.724
                                                                                           2008   1.242
                                                                                           2007   1.148
                                                                                           2006   1.036
                                                                                           2005   1.000
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04).................. 2007   1.168
                                                                                           2006   1.058
                                                                                           2005   1.039
                                                                                           2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)................... 2011   0.981
                                                                                           2010   0.914
                                                                                           2009   0.792
                                                                                           2008   1.022
                                                                                           2007   1.025
                                                                                           2006   1.002
                                                                                           2005   0.995
                                                                                           2004   1.000
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (11/05)........ 2012   1.271
                                                                                           2011   1.271
                                                                                           2010   1.125
                                                                                           2009   0.736
                                                                                           2008   1.082
                                                                                           2007   1.101
                                                                                           2006   1.012
                                                                                           2005   1.000
 LMPVIT Western Asset Variable High Income Subaccount (8/98).............................. 2012   1.439
                                                                                           2011   1.429
                                                                                           2010   1.246
                                                                                           2009   0.793
                                                                                           2008   1.152
                                                                                           2007   1.168
                                                                                           2006   1.070
                                                                                           2005   1.061
                                                                                           2004   0.977
                                                                                           2003   0.779
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............................. 2010   1.156
                                                                                           2009   1.173
                                                                                           2008   1.163
                                                                                           2007   1.127
                                                                                           2006   1.096
                                                                                           2005   1.084
                                                                                           2004   1.093
                                                                                           2003   1.105
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)............................................... 2007   1.200
                                                                                           2006   1.034
                                                                                           2005   1.010
                                                                                           2004   0.949
                                                                                           2003   0.694
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.252
                                                                                           2006   1.128
                                                                                           2005   1.094
                                                                                           2004   0.962
                                                                                           2003   0.689
Lord Abbett Series Fund, Inc.



                                                                                                            NUMBER OF UNITS
                                                                                            UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                               END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------------ --------------- ----------------
                                                                                           1.263               1,346,264
                                                                                           1.337               1,587,333
                                                                                           1.110               2,156,363
                                                                                           0.830               2,763,269
                                                                                           1.305               3,282,267
                                                                                           1.239               4,075,491
                                                                                           1.098               5,301,952
                                                                                           1.031               6,009,146
                                                                                           0.949               5,944,467
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)................ 1.464                 364,369
                                                                                           1.247                 418,544
                                                                                           1.251                 652,907
                                                                                           1.016                 836,548
                                                                                           0.724                 940,808
                                                                                           1.242               1,332,241
                                                                                           1.148                 496,608
                                                                                           1.036                  16,047
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04).................. 1.188                      --
                                                                                           1.168                 397,881
                                                                                           1.058                 464,311
                                                                                           1.039                 216,218
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)................... 0.969                      --
                                                                                           0.981                 481,488
                                                                                           0.914                 581,191
                                                                                           0.792                 658,630
                                                                                           1.022                 747,537
                                                                                           1.025                 850,000
                                                                                           1.002               1,064,522
                                                                                           0.995                 980,588
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (11/05)........ 1.479                 357,065
                                                                                           1.271                 581,032
                                                                                           1.271                 632,481
                                                                                           1.125                 403,016
                                                                                           0.736                 286,284
                                                                                           1.082                 366,416
                                                                                           1.101                 183,706
                                                                                           1.012                  38,953
 LMPVIT Western Asset Variable High Income Subaccount (8/98).............................. 1.667               2,572,669
                                                                                           1.439               3,114,153
                                                                                           1.429               3,784,521
                                                                                           1.246               4,607,002
                                                                                           0.793               5,697,830
                                                                                           1.152               7,637,804
                                                                                           1.168               9,837,581
                                                                                           1.070              12,112,101
                                                                                           1.061              17,698,151
                                                                                           0.977              19,893,665
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............................. 1.149                      --
                                                                                           1.156              15,331,826
                                                                                           1.173              17,307,394
                                                                                           1.163              17,325,733
                                                                                           1.127              20,992,252
                                                                                           1.096              21,071,995
                                                                                           1.084              16,179,819
                                                                                           1.093              18,521,222
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)............................................... 1.259                      --
                                                                                           1.200               3,269,060
                                                                                           1.034               4,756,117
                                                                                           1.010               6,375,149
                                                                                           0.949               7,425,284
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.336                      --
                                                                                           1.252               1,052,179
                                                                                           1.128               1,340,132
                                                                                           1.094               1,503,182
                                                                                           0.962               1,525,177
Lord Abbett Series Fund, Inc.

                                MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............. 2007   1.610           1.673                      --
                                                                         2006   1.396           1.610               2,594,200
                                                                         2005   1.376           1.396               3,406,744
                                                                         2004   1.242           1.376               2,685,785
                                                                         2003   1.000           1.242                 847,471
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................. 2007   1.800           1.983                      --
                                                                         2006   1.631           1.800               2,021,159
                                                                         2005   1.533           1.631               2,752,653
                                                                         2004   1.257           1.533               2,387,741
                                                                         2003   1.000           1.257                 907,718
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   2.020           1.946                      --
                                                                         2007   1.937           2.020               1,318,274
                                                                         2006   2.036           1.937               1,797,200
 MIST BlackRock High Yield Subaccount (Class A) (4/06).................. 2012   1.738           1.996               1,255,964
                                                                         2011   1.725           1.738               2,041,109
                                                                         2010   1.511           1.725               2,400,499
                                                                         2009   1.044           1.511               2,034,451
                                                                         2008   1.401           1.044               2,566,573
                                                                         2007   1.388           1.401               3,241,496
                                                                         2006   1.318           1.388               3,522,644
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.102           1.156                      --
                                                                         2006   1.042           1.102               3,063,106
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   0.909           1.014               1,100,127
                                                                         2011   0.922           0.909               1,383,678
                                                                         2010   0.833           0.922               1,776,419
                                                                         2009   0.711           0.833               2,222,122
                                                                         2008   1.154           0.711               2,313,043
                                                                         2007   1.146           1.154               2,745,010
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)............ 2012   2.108           2.617                 635,309
                                                                         2011   2.263           2.108                 778,736
                                                                         2010   1.980           2.263               1,084,465
                                                                         2009   1.490           1.980               1,436,862
                                                                         2008   2.594           1.490               1,964,300
                                                                         2007   3.160           2.594               2,431,993
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05)........... 2012   0.978           1.211                 667,212
                                                                         2011   1.053           0.978               1,582,771
                                                                         2010   0.923           1.053               1,749,011
                                                                         2009   0.697           0.923                 869,437
                                                                         2008   1.215           0.697                 757,000
                                                                         2007   1.454           1.215                 807,622
                                                                         2006   1.075           1.454                 399,623
                                                                         2005   1.000           1.075                  52,298
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.275           1.449                 302,140
                                                                         2011   1.443           1.275                 466,529
                                                                         2010   1.228           1.443                 517,316
                                                                         2009   0.967           1.228                 536,916
                                                                         2008   1.316           0.967                 526,843
                                                                         2007   1.352           1.316                 502,936
                                                                         2006   1.269           1.352                 324,704
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   0.985           1.254               4,394,707
                                                                         2011   1.165           0.985               5,081,991
                                                                         2010   1.016           1.165               6,200,599
                                                                         2009   0.664           1.016               7,562,686
                                                                         2008   1.140           0.664               9,679,455
                                                                         2007   1.170           1.140              11,291,457
                                                                         2006   1.062           1.170              14,039,467
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.377           1.604                 131,166
                                                                         2011   1.413           1.377                 152,800
                                                                         2010   1.136           1.413                 199,048
                                                                         2009   0.861           1.136                 504,473
                                                                         2008   1.426           0.861                 471,977
                                                                         2007   1.302           1.426                 268,551
                                                                         2006   1.313           1.302                 234,969
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.176           1.420               1,001,643

                    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.291
                                                                                   2010   1.197
                                                                                   2009   0.850
                                                                                   2008   1.487
                                                                                   2007   1.160
                                                                                   2006   1.132
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)........ 2012   0.622
                                                                                   2011   0.687
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)........................ 2011   0.647
                                                                                   2010   0.613
                                                                                   2009   0.452
                                                                                   2008   1.013
                                                                                   2007   1.095
                                                                                   2006   1.045
                                                                                   2005   1.000
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)...................... 2012   0.988
                                                                                   2011   1.044
                                                                                   2010   0.846
                                                                                   2009   0.680
                                                                                   2008   1.129
                                                                                   2007   1.142
                                                                                   2006   1.035
                                                                                   2005   1.000
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).................... 2009   0.692
                                                                                   2008   1.227
                                                                                   2007   1.115
                                                                                   2006   1.129
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)................... 2012   1.023
                                                                                   2011   1.020
                                                                                   2010   1.000
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)...................... 2012   0.863
                                                                                   2011   0.883
                                                                                   2010   0.809
                                                                                   2009   0.659
                                                                                   2008   1.000
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)............................ 2012   0.914
                                                                                   2011   0.998
                                                                                   2010   0.955
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).................. 2012   2.065
                                                                                   2011   2.575
                                                                                   2010   2.112
                                                                                   2009   1.270
                                                                                   2008   2.895
                                                                                   2007   2.299
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (11/08)................. 2012   2.578
                                                                                   2011   3.226
                                                                                   2010   2.653
                                                                                   2009   1.597
                                                                                   2008   1.455
 MIST MFS(R) Research International Subaccount (Class B) (11/05).................. 2012   1.036
                                                                                   2011   1.180
                                                                                   2010   1.077
                                                                                   2009   0.833
                                                                                   2008   1.470
                                                                                   2007   1.320
                                                                                   2006   1.061
                                                                                   2005   1.000
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................................... 2012   1.066
                                                                                   2011   1.144
                                                                                   2010   0.947
                                                                                   2009   0.704
                                                                                   2008   1.161
                                                                                   2007   1.312
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *................ 2012   1.285



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.176               1,386,393
                                                                                   1.291               1,913,825
                                                                                   1.197               1,944,304
                                                                                   0.850               2,277,901
                                                                                   1.487               1,700,378
                                                                                   1.160                 442,125
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)........ 0.725                 654,861
                                                                                   0.622                 731,424
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)........................ 0.687                      --
                                                                                   0.647               1,069,534
                                                                                   0.613               1,174,288
                                                                                   0.452               1,482,019
                                                                                   1.013               2,028,785
                                                                                   1.095               1,702,665
                                                                                   1.045                 644,457
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)...................... 1.114                 977,533
                                                                                   0.988               1,304,388
                                                                                   1.044               1,831,209
                                                                                   0.846               2,439,421
                                                                                   0.680               3,113,473
                                                                                   1.129               3,418,338
                                                                                   1.142                 665,547
                                                                                   1.035                 144,287
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).................... 0.657                      --
                                                                                   0.692               5,603,797
                                                                                   1.227               6,390,255
                                                                                   1.115               7,738,573
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)................... 1.080                 655,349
                                                                                   1.023                 486,191
                                                                                   1.020                 324,440
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)...................... 0.967                  77,648
                                                                                   0.863                  91,025
                                                                                   0.883                 129,286
                                                                                   0.809                  36,422
                                                                                   0.659                      --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)............................ 1.099                 105,260
                                                                                   0.914                 131,465
                                                                                   0.998                 137,309
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).................. 2.418                 258,412
                                                                                   2.065                 288,441
                                                                                   2.575                 326,497
                                                                                   2.112                 421,295
                                                                                   1.270                 565,397
                                                                                   2.895                 654,225
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (11/08)................. 3.013                 926,982
                                                                                   2.578               1,128,834
                                                                                   3.226               1,310,841
                                                                                   2.653               1,510,029
                                                                                   1.597                      --
 MIST MFS(R) Research International Subaccount (Class B) (11/05).................. 1.188               1,466,580
                                                                                   1.036               2,064,736
                                                                                   1.180               2,730,855
                                                                                   1.077               3,082,223
                                                                                   0.833               3,467,562
                                                                                   1.470               3,980,106
                                                                                   1.320               1,706,937
                                                                                   1.061                 165,456
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................................... 1.103                 582,227
                                                                                   1.066                 729,776
                                                                                   1.144                 915,039
                                                                                   0.947               1,033,799
                                                                                   0.704               1,078,407
                                                                                   1.161                 936,330
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *................ 1.381                 319,482

                                MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2011   1.405           1.285                 444,835
                                                                          2010   1.082           1.405                 626,464
                                                                          2009   0.700           1.082                 899,751
                                                                          2008   1.336           0.700               1,094,854
                                                                          2007   1.101           1.336               1,134,291
                                                                          2006   1.033           1.101               1,035,809
                                                                          2005   1.000           1.033                 100,044
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2012   1.326           1.425                 133,739
                                                                          2011   1.210           1.326                 149,296
                                                                          2010   1.139           1.210                 188,431
                                                                          2009   0.979           1.139                 330,893
                                                                          2008   1.067           0.979                 371,172
                                                                          2007   1.008           1.067                 611,240
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)........ 2012   1.322           1.419               1,809,905
                                                                          2011   1.210           1.322               2,103,422
                                                                          2010   1.142           1.210               2,247,807
                                                                          2009   0.984           1.142               2,696,698
                                                                          2008   1.075           0.984               1,775,466
                                                                          2007   0.987           1.075               1,481,157
                                                                          2006   1.000           0.987               1,209,456
                                                                          2005   1.000           1.000                 234,348
 MIST PIMCO Total Return Subaccount (Class B) (11/05).................... 2012   1.359           1.460              10,377,914
                                                                          2011   1.340           1.359              13,938,295
                                                                          2010   1.260           1.340              16,058,120
                                                                          2009   1.085           1.260              18,743,483
                                                                          2008   1.100           1.085               4,580,219
                                                                          2007   1.040           1.100               5,024,520
                                                                          2006   1.012           1.040               4,139,437
                                                                          2005   1.000           1.012                 413,960
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.403           1.525                 314,997
                                                                          2011   1.495           1.403                 334,533
                                                                          2010   1.308           1.495                 398,542
                                                                          2009   1.074           1.308                 518,910
                                                                          2008   1.627           1.074                 473,999
                                                                          2007   1.576           1.627                 496,113
                                                                          2006   1.467           1.576                 645,577
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.202           1.326                      --
                                                                          2006   1.143           1.202                 705,878
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2012   2.419           2.650                 410,197
                                                                          2011   2.378           2.419                 313,127
                                                                          2010   2.159           2.378                 275,964
                                                                          2009   1.767           2.159                  56,350
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   0.595           0.656                  34,237
                                                                          2011   0.737           0.595                  34,286
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)......... 2012   0.958           1.110               3,086,929
                                                                          2011   1.015           0.958               3,616,285
                                                                          2010   0.882           1.015               4,252,098
                                                                          2009   0.758           0.882               5,554,589
                                                                          2008   1.210           0.758               7,113,110
                                                                          2007   1.187           1.210               8,334,390
                                                                          2006   1.025           1.187               7,339,585
                                                                          2005   1.000           1.025                 106,513
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09)........... 2012   0.984           1.100                 233,049
                                                                          2011   1.018           0.984                 411,599
                                                                          2010   0.811           1.018                 402,014
                                                                          2009   0.649           0.811                 246,276
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11)........... 2012   2.220           2.581                 673,869
                                                                          2011   2.639           2.220                 808,817
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06).......... 2012   1.521           1.764                 499,151
                                                                          2011   1.699           1.521                 629,578
                                                                          2010   1.442           1.699                 759,755
                                                                          2009   1.160           1.442                 894,274
                                                                          2008   1.681           1.160                 975,078
                                                                          2007   1.763           1.681               1,079,078
                                                                          2006   1.726           1.763                 169,844
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................... 2012   0.947           1.103                 105,570

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   0.978
                                                                                     2010   0.866
                                                                                     2009   0.696
                                                                                     2008   1.105
                                                                                     2007   1.152
                                                                                     2006   1.010
                                                                                     2005   1.000
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........................ 2012   0.583
                                                                                     2011   0.612
                                                                                     2010   0.540
                                                                                     2009   0.368
                                                                                     2008   0.690
                                                                                     2007   0.583
                                                                                     2006   0.598
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).............................. 2012   1.444
                                                                                     2011   1.380
                                                                                     2010   1.297
                                                                                     2009   1.207
                                                                                     2008   1.274
                                                                                     2007   1.221
                                                                                     2006   1.177
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   0.836
                                                                                     2011   0.934
                                                                                     2010   0.793
                                                                                     2009   0.630
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.117
                                                                                     2011   1.136
                                                                                     2010   1.149
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)....................... 2009   0.636
                                                                                     2008   1.082
                                                                                     2007   1.144
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.018
                                                                                     2011   1.079
                                                                                     2010   0.980
                                                                                     2009   0.755
                                                                                     2008   1.224
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   0.588
                                                                                     2008   1.084
                                                                                     2007   1.061
                                                                                     2006   1.047
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 2012   1.127
                                                                                     2011   1.223
                                                                                     2010   1.087
                                                                                     2009   0.908
                                                                                     2008   1.514
                                                                                     2007   1.480
                                                                                     2006   1.444
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.809
                                                                                     2011   0.821
                                                                                     2010   0.750
                                                                                     2009   0.546
                                                                                     2008   0.826
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)....................... 2012   3.353
                                                                                     2011   3.399
                                                                                     2010   2.718
                                                                                     2009   2.210
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2012   2.212
                                                                                     2011   2.411
                                                                                     2010   2.252
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 2012   1.411
                                                                                     2011   1.713
                                                                                     2010   1.422
                                                                                     2009   1.070
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................................ 2012   1.100



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     0.947                 111,621
                                                                                     0.978                 165,140
                                                                                     0.866                 150,598
                                                                                     0.696                 258,345
                                                                                     1.105                 568,892
                                                                                     1.152                 611,040
                                                                                     1.010                   7,951
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........................ 0.635               4,235,588
                                                                                     0.583               4,624,535
                                                                                     0.612               5,893,447
                                                                                     0.540               7,489,905
                                                                                     0.368               9,466,373
                                                                                     0.690              10,621,804
                                                                                     0.583              13,487,612
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).............................. 1.524               8,438,732
                                                                                     1.444              12,650,825
                                                                                     1.380              15,417,957
                                                                                     1.297              18,497,994
                                                                                     1.207              22,226,300
                                                                                     1.274              31,501,308
                                                                                     1.221              35,130,239
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 0.940               6,718,844
                                                                                     0.836               8,427,355
                                                                                     0.934               9,898,076
                                                                                     0.793              12,137,963
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 1.098               6,683,636
                                                                                     1.117               8,371,071
                                                                                     1.136               9,629,658
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)....................... 0.628                      --
                                                                                     0.636                 240,763
                                                                                     1.082                 267,527
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 1.130               1,901,661
                                                                                     1.018               2,122,211
                                                                                     1.079               2,434,329
                                                                                     0.980               2,979,806
                                                                                     0.755               3,865,989
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 0.613                      --
                                                                                     0.588               7,705,045
                                                                                     1.084               8,945,442
                                                                                     1.061              11,442,717
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 1.281                 366,309
                                                                                     1.127                 450,538
                                                                                     1.223                 547,849
                                                                                     1.087                 678,811
                                                                                     0.908                 861,385
                                                                                     1.514               1,115,071
                                                                                     1.480               1,158,911
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 0.918                 539,603
                                                                                     0.809                 370,784
                                                                                     0.821                 415,284
                                                                                     0.750                 510,283
                                                                                     0.546                 563,077
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)....................... 3.767                  45,907
                                                                                     3.353                  84,153
                                                                                     3.399                  55,767
                                                                                     2.718                  32,572
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2.444                      --
                                                                                     2.212                  26,036
                                                                                     2.411                  13,873
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 1.635                  85,429
                                                                                     1.411                  18,679
                                                                                     1.713                   8,981
                                                                                     1.422                  20,938
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................................ 1.204                 734,132

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2011   1.095
                                                                                    2010   1.013
                                                                                    2009   0.871
                                                                                    2008   1.140
                                                                                    2007   1.113
                                                                                    2006   1.042
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2012   1.494
                                                                                    2011   1.507
                                                                                    2010   1.376
                                                                                    2009   1.158
                                                                                    2008   1.746
                                                                                    2007   1.650
                                                                                    2006   1.494
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11).......................... 2012   1.642
                                                                                    2011   1.770
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2012   1.023
                                                                                    2011   1.055
                                                                                    2010   0.919
                                                                                    2009   0.653
                                                                                    2008   1.146
                                                                                    2007   1.068
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2012   1.444
                                                                                    2011   1.448
                                                                                    2010   1.094
                                                                                    2009   0.802
                                                                                    2008   1.222
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2012   1.557
                                                                                    2011   1.498
                                                                                    2010   1.438
                                                                                    2009   1.400
                                                                                    2008   1.427
                                                                                    2007   1.389
                                                                                    2006   1.343
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05).................... 2007   0.984
                                                                                    2006   0.994
                                                                                    2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.359
                                                                                    2008   1.319
                                                                                    2007   1.234
                                                                                    2006   1.208
                                                                                    2005   1.200
                                                                                    2004   1.164
                                                                                    2003   1.127
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 2008   0.954
                                                                                    2007   0.880
                                                                                    2006   0.806
                                                                                    2005   0.764
                                                                                    2004   0.723
                                                                                    2003   0.557
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 2007   1.385
                                                                                    2006   1.103
                                                                                    2005   1.000
                                                                                    2004   0.875
                                                                                    2003   0.693
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................ 2007   1.934
                                                                                    2006   1.677
                                                                                    2005   1.594
                                                                                    2004   1.284
                                                                                    2003   0.873
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98).............................. 2006   1.061
                                                                                    2005   0.992
                                                                                    2004   0.948
                                                                                    2003   0.746



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    1.100                 766,416
                                                                                    1.095                 845,065
                                                                                    1.013                 863,797
                                                                                    0.871                 881,269
                                                                                    1.140               1,135,504
                                                                                    1.113                 310,292
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.713               1,828,667
                                                                                    1.494               2,510,081
                                                                                    1.507               3,006,436
                                                                                    1.376               3,304,070
                                                                                    1.158               4,307,527
                                                                                    1.746               5,158,767
                                                                                    1.650               5,746,418
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11).......................... 1.772                  12,995
                                                                                    1.642                   1,700
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.194                 768,471
                                                                                    1.023                 927,847
                                                                                    1.055               1,121,632
                                                                                    0.919               1,596,253
                                                                                    0.653               1,924,651
                                                                                    1.146               2,509,984
                                                                                    1.068               3,200,252
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 1.646                 824,464
                                                                                    1.444               1,083,273
                                                                                    1.448               1,392,200
                                                                                    1.094               1,852,592
                                                                                    0.802               2,298,159
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.584               3,114,261
                                                                                    1.557               3,671,163
                                                                                    1.498               4,441,644
                                                                                    1.438               5,103,492
                                                                                    1.400               6,305,883
                                                                                    1.427               7,628,796
                                                                                    1.389               8,937,059
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05).................... 1.004                      --
                                                                                    0.984                 837,741
                                                                                    0.994                 911,335
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 1.404                      --
                                                                                    1.359              12,690,590
                                                                                    1.319              18,031,016
                                                                                    1.234              21,676,102
                                                                                    1.208              25,683,725
                                                                                    1.200              27,097,962
                                                                                    1.164              22,705,198
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 0.885                      --
                                                                                    0.954                  30,695
                                                                                    0.880                  39,638
                                                                                    0.806                  43,125
                                                                                    0.764                 110,000
                                                                                    0.723                 152,940
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 1.499                      --
                                                                                    1.385               1,460,384
                                                                                    1.103               2,169,272
                                                                                    1.000               2,607,300
                                                                                    0.875               3,005,106
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................ 2.065                      --
                                                                                    1.934                 615,985
                                                                                    1.677                 772,432
                                                                                    1.594                 990,644
                                                                                    1.284               1,238,495
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98).............................. 1.129                      --
                                                                                    1.061               9,403,294
                                                                                    0.992              12,035,238
                                                                                    0.948              15,147,831

                                MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)................... 2006   1.864           2.036                      --
                                                                          2005   1.687           1.864               2,196,856
                                                                          2004   1.473           1.687               3,094,997
                                                                          2003   1.120           1.473               4,075,899
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.374           1.444                      --
                                                                          2005   1.338           1.374               1,387,086
                                                                          2004   1.239           1.338               1,162,407
                                                                          2003   1.000           1.239                 544,071
 Travelers Federated High Yield Subaccount (5/02)........................ 2006   1.286           1.318                      --
                                                                          2005   1.275           1.286               4,412,112
                                                                          2004   1.175           1.275               6,019,227
                                                                          2003   0.976           1.175               6,093,624
 Travelers Large Cap Subaccount (8/98)................................... 2006   1.017           1.047                      --
                                                                          2005   0.951           1.017              14,768,404
                                                                          2004   0.908           0.951              18,404,078
                                                                          2003   0.741           0.908              21,855,385
 Travelers Managed Income Subaccount (7/98).............................. 2006   1.189           1.177                      --
                                                                          2005   1.193           1.189              39,826,658
                                                                          2004   1.179           1.193              44,305,603
                                                                          2003   1.106           1.179              48,933,749
 Travelers Mercury Large Cap Core Subaccount (11/98)..................... 2006   0.981           1.042                      --
                                                                          2005   0.891           0.981               3,450,385
                                                                          2004   0.782           0.891               4,199,091
                                                                          2003   0.656           0.782               5,156,891
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00)....................... 2006   0.565           0.598                      --
                                                                          2005   0.558           0.565              16,754,768
                                                                          2004   0.497           0.558              18,283,258
                                                                          2003   0.369           0.497              20,346,972
 Travelers MFS(R) Total Return Subaccount (11/05)........................ 2006   1.010           1.042                      --
                                                                          2005   1.000           1.010                  11,073
 Travelers MFS(R) Value Subaccount (11/98)............................... 2006   1.383           1.494                      --
                                                                          2005   1.321           1.383               7,079,730
                                                                          2004   1.159           1.321               8,098,405
                                                                          2003   0.946           1.159              10,966,193
 Travelers Mondrian International Stock Subaccount (7/98)................ 2006   0.925           1.062                      --
                                                                          2005   0.859           0.925              18,819,425
                                                                          2004   0.755           0.859              22,010,184
                                                                          2003   0.597           0.755              25,012,096
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.383           1.467                      --
                                                                          2005   1.327           1.383                 803,103
                                                                          2004   1.214           1.327                 611,524
                                                                          2003   1.000           1.214                 290,232
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.086           1.143                      --
                                                                          2005   1.000           1.086                 285,592
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   0.756           0.788                      --
                                                                          2005   0.753           0.756                 971,722
                                                                          2004   0.695           0.753               1,195,538
                                                                          2003   0.533           0.695               1,267,952
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.141           1.313                      --
                                                                          2005   1.000           1.141                 110,733
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106           1.269                      --
                                                                          2005   1.000           1.106                  27,008
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.394           1.343                      --
                                                                          2005   1.359           1.394               9,530,850
                                                                          2004   1.302           1.359              10,849,259
                                                                          2003   1.289           1.302              13,285,824
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.454           1.629                 399,684

    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                         UNIT VALUE AT                   NUMBER OF UNITS
                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------- ------ --------------- --------------- ----------------
                 2011   1.594           1.454                 490,909
                 2010   1.383           1.594                 642,858
                 2009   0.878           1.383                 780,687
                 2008   1.611           0.878                 949,341
                 2007   1.650           1.611               1,195,984
                 2006   1.450           1.650               1,397,992
                 2005   1.266           1.450               1,740,992
                 2004   1.103           1.266               2,292,301
                 2003   0.811           1.103               2,747,918





                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.073
                                                                                 2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 2006   1.177
                                                                                 2005   1.144
                                                                                 2004   1.110
                                                                                 2003   1.000
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.379
                                                                                 2007   1.214
                                                                                 2006   1.214
                                                                                 2005   1.157
                                                                                 2004   1.112
                                                                                 2003   1.000
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.234
                                                                                 2005   1.211
                                                                                 2004   1.118
                                                                                 2003   1.000
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.288
                                                                                 2005   1.151
                                                                                 2004   1.091
                                                                                 2003   1.000
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.539
                                                                                 2011   1.733
                                                                                 2010   1.592
                                                                                 2009   1.148
                                                                                 2008   1.912
                                                                                 2007   1.709
                                                                                 2006   1.457
                                                                                 2005   1.310
                                                                                 2004   1.185
                                                                                 2003   1.000
 American Funds Growth Subaccount (Class 2) (5/03).............................. 2012   1.338
                                                                                 2011   1.434
                                                                                 2010   1.240
                                                                                 2009   0.913
                                                                                 2008   1.673
                                                                                 2007   1.528
                                                                                 2006   1.423
                                                                                 2005   1.257
                                                                                 2004   1.147
                                                                                 2003   1.000
 American Funds Growth-Income Subaccount (Class 2) (5/03)....................... 2012   1.172



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 1.145                      --
                                                                                 1.073                      --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 1.232                      --
                                                                                 1.177                      --
                                                                                 1.144                      --
                                                                                 1.110                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 1.311                      --
                                                                                 1.379                  15,681
                                                                                 1.214                  16,304
                                                                                 1.214                  16,976
                                                                                 1.157                      --
                                                                                 1.112                      --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 1.286                      --
                                                                                 1.234                 107,087
                                                                                 1.211                      --
                                                                                 1.118                      --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 1.247                      --
                                                                                 1.288                 169,682
                                                                                 1.151                      --
                                                                                 1.091                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 1.837                 128,689
                                                                                 1.539                 144,630
                                                                                 1.733                 149,645
                                                                                 1.592                 211,788
                                                                                 1.148                 271,804
                                                                                 1.912                 296,642
                                                                                 1.709                 400,481
                                                                                 1.457                 430,513
                                                                                 1.310                      --
                                                                                 1.185                      --
 American Funds Growth Subaccount (Class 2) (5/03).............................. 1.536                 360,688
                                                                                 1.338                 397,758
                                                                                 1.434                 448,122
                                                                                 1.240                 643,013
                                                                                 0.913                 751,481
                                                                                 1.673                 732,520
                                                                                 1.528                 936,485
                                                                                 1.423               1,039,464
                                                                                 1.257                      --
                                                                                 1.147                      --
 American Funds Growth-Income Subaccount (Class 2) (5/03)....................... 1.342                 372,059

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.226
                                                                                      2010   1.129
                                                                                      2009   0.883
                                                                                      2008   1.458
                                                                                      2007   1.425
                                                                                      2006   1.269
                                                                                      2005   1.231
                                                                                      2004   1.144
                                                                                      2003   1.000
Capital Appreciation Fund
 Capital Appreciation Fund (5/05).................................................... 2006   1.138
                                                                                      2005   1.000
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).............................. 2007   2.392
                                                                                      2006   1.853
                                                                                      2005   1.486
                                                                                      2004   1.221
                                                                                      2003   1.000
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)................................ 2007   1.971
                                                                                      2006   1.525
                                                                                      2005   1.460
                                                                                      2004   1.141
                                                                                      2003   1.000
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (11/98)................. 2011   1.743
                                                                                      2010   1.352
                                                                                      2009   1.053
                                                                                      2008   1.541
                                                                                      2007   1.694
                                                                                      2006   1.496
                                                                                      2005   1.403
                                                                                      2004   1.186
                                                                                      2003   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 2008   1.368
                                                                                      2007   1.311
                                                                                      2006   1.155
                                                                                      2005   1.136
                                                                                      2004   1.110
                                                                                      2003   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.123
                                                                                      2007   1.296
                                                                                      2006   1.282
                                                                                      2005   1.243
                                                                                      2004   1.146
                                                                                      2003   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2012   1.792
                                                                                      2011   2.063
                                                                                      2010   1.646
                                                                                      2009   1.209
                                                                                      2008   2.055
                                                                                      2007   1.829
                                                                                      2006   1.670
                                                                                      2005   1.452
                                                                                      2004   1.195
                                                                                      2003   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 2012   1.369
                                                                                      2011   1.476
                                                                                      2010   1.187
                                                                                      2009   0.849
                                                                                      2008   1.515
                                                                                      2007   1.398
                                                                                      2006   1.320
                                                                                      2005   1.293
                                                                                      2004   1.190
                                                                                      2003   1.000
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 2006   1.318



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.172                384,115
                                                                                      1.226                426,559
                                                                                      1.129                495,028
                                                                                      0.883                575,145
                                                                                      1.458                654,566
                                                                                      1.425                657,378
                                                                                      1.269                774,691
                                                                                      1.231                     --
                                                                                      1.144                     --
Capital Appreciation Fund
 Capital Appreciation Fund (5/05).................................................... 1.122                     --
                                                                                      1.138                 10,681
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).............................. 2.498                     --
                                                                                      2.392                     --
                                                                                      1.853                     --
                                                                                      1.486                     --
                                                                                      1.221                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)................................ 2.070                     --
                                                                                      1.971                126,252
                                                                                      1.525                188,579
                                                                                      1.460                     --
                                                                                      1.141                     --
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (11/98)................. 1.898                     --
                                                                                      1.743                 44,880
                                                                                      1.352                 61,388
                                                                                      1.053                 94,746
                                                                                      1.541                123,207
                                                                                      1.694                132,891
                                                                                      1.496                154,830
                                                                                      1.403                     --
                                                                                      1.186                     --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 1.305                     --
                                                                                      1.368                 11,903
                                                                                      1.311                 11,990
                                                                                      1.155                 15,362
                                                                                      1.136                     --
                                                                                      1.110                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.057                     --
                                                                                      1.123                  5,533
                                                                                      1.296                  5,535
                                                                                      1.282                 15,549
                                                                                      1.243                     --
                                                                                      1.146                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2.000                 26,644
                                                                                      1.792                 27,809
                                                                                      2.063                 39,190
                                                                                      1.646                 47,147
                                                                                      1.209                 79,672
                                                                                      2.055                 73,839
                                                                                      1.829                103,330
                                                                                      1.670                150,458
                                                                                      1.452                     --
                                                                                      1.195                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 1.478                  9,701
                                                                                      1.369                  9,421
                                                                                      1.476                  9,820
                                                                                      1.187                 10,469
                                                                                      0.849                 10,276
                                                                                      1.515                 11,410
                                                                                      1.398                 14,277
                                                                                      1.320                 14,524
                                                                                      1.293                     --
                                                                                      1.190                     --
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 1.521                     --

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2005   1.224
                                                                                    2004   1.115
                                                                                    2003   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 2008   2.978
                                                                                    2007   2.373
                                                                                    2006   1.901
                                                                                    2005   1.531
                                                                                    2004   1.260
                                                                                    2003   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 2012   1.381
                                                                                    2011   1.586
                                                                                    2010   1.501
                                                                                    2009   1.124
                                                                                    2008   1.936
                                                                                    2007   1.721
                                                                                    2006   1.454
                                                                                    2005   1.355
                                                                                    2004   1.173
                                                                                    2003   1.000
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 2012   1.725
                                                                                    2011   1.800
                                                                                    2010   1.472
                                                                                    2009   1.046
                                                                                    2008   1.912
                                                                                    2007   1.612
                                                                                    2006   1.460
                                                                                    2005   1.337
                                                                                    2004   1.139
                                                                                    2003   1.000
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 2006   1.332
                                                                                    2005   1.219
                                                                                    2004   1.120
                                                                                    2003   1.000
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 2012   2.105
                                                                                    2011   3.193
                                                                                    2010   2.621
                                                                                    2009   1.502
                                                                                    2008   3.228
                                                                                    2007   2.588
                                                                                    2006   1.811
                                                                                    2005   1.409
                                                                                    2004   1.218
                                                                                    2003   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)..................................... 2006   1.328
                                                                                    2005   1.310
                                                                                    2004   1.171
                                                                                    2003   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)...................... 2010   0.854
                                                                                    2009   0.726
                                                                                    2008   1.269
                                                                                    2007   1.242
                                                                                    2006   1.106
                                                                                    2005   1.066
                                                                                    2004   1.000
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)......... 2012   1.282
                                                                                    2011   1.284
                                                                                    2010   1.054
                                                                                    2009   0.804
                                                                                    2008   1.385
                                                                                    2007   1.400
                                                                                    2006   1.321
                                                                                    2005   1.214
                                                                                    2004   1.134
                                                                                    2003   1.000
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01).............. 2012   1.278



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    1.318                207,919
                                                                                    1.224                     --
                                                                                    1.115                     --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 1.436                     --
                                                                                    2.978                 92,776
                                                                                    2.373                128,635
                                                                                    1.901                229,688
                                                                                    1.531                     --
                                                                                    1.260                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 1.591                244,675
                                                                                    1.381                253,680
                                                                                    1.586                310,631
                                                                                    1.501                366,987
                                                                                    1.124                408,802
                                                                                    1.936                422,251
                                                                                    1.721                503,938
                                                                                    1.454                561,489
                                                                                    1.355                     --
                                                                                    1.173                     --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 1.966                 10,318
                                                                                    1.725                 10,164
                                                                                    1.800                 10,389
                                                                                    1.472                 11,209
                                                                                    1.046                 11,194
                                                                                    1.912                 13,932
                                                                                    1.612                 19,873
                                                                                    1.460                 24,047
                                                                                    1.337                     --
                                                                                    1.139                     --
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 1.420                     --
                                                                                    1.332                 22,643
                                                                                    1.219                     --
                                                                                    1.120                     --
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 2.321                     --
                                                                                    2.105                     --
                                                                                    3.193                     --
                                                                                    2.621                     --
                                                                                    1.502                     --
                                                                                    3.228                     --
                                                                                    2.588                     --
                                                                                    1.811                     --
                                                                                    1.409                     --
                                                                                    1.218                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)..................................... 1.477                     --
                                                                                    1.328                 65,861
                                                                                    1.310                     --
                                                                                    1.171                     --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)...................... 0.902                     --
                                                                                    0.854                130,535
                                                                                    0.726                133,179
                                                                                    1.269                117,734
                                                                                    1.242                147,049
                                                                                    1.106                149,132
                                                                                    1.066                     --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)......... 1.483                115,291
                                                                                    1.282                141,476
                                                                                    1.284                164,152
                                                                                    1.054                239,366
                                                                                    0.804                247,487
                                                                                    1.385                239,301
                                                                                    1.400                356,896
                                                                                    1.321                441,285
                                                                                    1.214                     --
                                                                                    1.134                     --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01).............. 1.444                 68,668

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.279
                                                                                      2010   1.165
                                                                                      2009   0.979
                                                                                      2008   1.422
                                                                                      2007   1.346
                                                                                      2006   1.203
                                                                                      2005   1.184
                                                                                      2004   1.117
                                                                                      2003   1.000
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).............. 2009   0.801
                                                                                      2008   1.165
                                                                                      2007   1.169
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 2011   0.989
                                                                                      2010   0.901
                                                                                      2009   0.660
                                                                                      2008   1.170
                                                                                      2007   1.179
                                                                                      2006   1.065
                                                                                      2005   1.039
                                                                                      2004   1.000
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 2011   1.158
                                                                                      2010   1.062
                                                                                      2009   0.893
                                                                                      2008   1.283
                                                                                      2007   1.237
                                                                                      2006   1.077
                                                                                      2005   1.107
                                                                                      2004   1.099
                                                                                      2003   1.000
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 2012   1.221
                                                                                      2011   1.250
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    2012   1.140
                                                                                      2011   1.247
                                                                                      2010   1.098
                                                                                      2009   0.871
                                                                                      2008   1.410
                                                                                      2007   1.429
                                                                                      2006   1.256
                                                                                      2005   1.230
                                                                                      2004   1.166
                                                                                      2003   1.000
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 2012   1.073
                                                                                      2011   1.109
                                                                                      2010   1.036
                                                                                      2009   0.747
                                                                                      2008   1.222
                                                                                      2007   1.192
                                                                                      2006   1.169
                                                                                      2005   1.140
                                                                                      2004   1.166
                                                                                      2003   1.000
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2012   1.237
                                                                                      2011   1.209
                                                                                      2010   1.134
                                                                                      2009   0.935
                                                                                      2008   1.490
                                                                                      2007   1.472
                                                                                      2006   1.278
                                                                                      2005   1.231
                                                                                      2004   1.145
                                                                                      2003   1.000
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)................ 2012   1.432



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.278                 86,827
                                                                                      1.279                 97,660
                                                                                      1.165                156,394
                                                                                      0.979                171,729
                                                                                      1.422                189,489
                                                                                      1.346                218,543
                                                                                      1.203                305,485
                                                                                      1.184                     --
                                                                                      1.117                     --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).............. 0.781                     --
                                                                                      0.801                  5,093
                                                                                      1.165                 33,097
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 1.042                     --
                                                                                      0.989                121,110
                                                                                      0.901                143,580
                                                                                      0.660                165,438
                                                                                      1.170                139,314
                                                                                      1.179                345,298
                                                                                      1.065                348,539
                                                                                      1.039                     --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 1.254                     --
                                                                                      1.158                  3,612
                                                                                      1.062                 11,972
                                                                                      0.893                 66,443
                                                                                      1.283                 84,171
                                                                                      1.237                 92,298
                                                                                      1.077                 99,779
                                                                                      1.107                     --
                                                                                      1.099                     --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 1.358                    874
                                                                                      1.221                    950
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    1.277                 44,135
                                                                                      1.140                 47,245
                                                                                      1.247                 53,831
                                                                                      1.098                 78,230
                                                                                      0.871                 79,401
                                                                                      1.410                 79,666
                                                                                      1.429                 85,766
                                                                                      1.256                 74,791
                                                                                      1.230                     --
                                                                                      1.166                     --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 1.258                 80,178
                                                                                      1.073                 92,270
                                                                                      1.109                137,725
                                                                                      1.036                150,470
                                                                                      0.747                148,765
                                                                                      1.222                160,209
                                                                                      1.192                239,823
                                                                                      1.169                215,968
                                                                                      1.140                     --
                                                                                      1.166                     --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 1.404                 18,972
                                                                                      1.237                 23,936
                                                                                      1.209                 24,388
                                                                                      1.134                 24,143
                                                                                      0.935                 29,575
                                                                                      1.490                 38,134
                                                                                      1.472                 50,911
                                                                                      1.278                 71,969
                                                                                      1.231                     --
                                                                                      1.145                     --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)................ 1.644                 32,017

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                   UNIT VALUE AT
                                                                                                    BEGINNING OF
PORTFOLIO NAME                                                                              YEAR        YEAR
------------------------------------------------------------------------------------------ ------ ---------------
                                                                                           2011   1.529
                                                                                           2010   1.281
                                                                                           2009   0.967
                                                                                           2008   1.533
                                                                                           2007   1.469
                                                                                           2006   1.313
                                                                                           2005   1.244
                                                                                           2004   1.156
                                                                                           2003   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)................ 2012   1.180
                                                                                           2011   1.194
                                                                                           2010   0.979
                                                                                           2009   0.704
                                                                                           2008   1.218
                                                                                           2007   1.137
                                                                                           2006   1.035
                                                                                           2005   1.000
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04).................. 2007   1.140
                                                                                           2006   1.042
                                                                                           2005   1.033
                                                                                           2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)................... 2011   0.924
                                                                                           2010   0.869
                                                                                           2009   0.759
                                                                                           2008   0.989
                                                                                           2007   1.001
                                                                                           2006   0.987
                                                                                           2005   0.989
                                                                                           2004   1.000
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (11/05)........ 2012   1.203
                                                                                           2011   1.214
                                                                                           2010   1.084
                                                                                           2009   0.715
                                                                                           2008   1.061
                                                                                           2007   1.090
                                                                                           2006   1.011
                                                                                           2005   1.000
 LMPVIT Western Asset Variable High Income Subaccount (8/98).............................. 2012   1.506
                                                                                           2011   1.509
                                                                                           2010   1.328
                                                                                           2009   0.852
                                                                                           2008   1.250
                                                                                           2007   1.279
                                                                                           2006   1.183
                                                                                           2005   1.183
                                                                                           2004   1.099
                                                                                           2003   1.000
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............................. 2010   0.994
                                                                                           2009   1.018
                                                                                           2008   1.018
                                                                                           2007   0.996
                                                                                           2006   0.977
                                                                                           2005   0.975
                                                                                           2004   0.992
                                                                                           2003   1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)............................................... 2007   1.438
                                                                                           2006   1.249
                                                                                           2005   1.232
                                                                                           2004   1.168
                                                                                           2003   1.000
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.560
                                                                                           2006   1.419
                                                                                           2005   1.388
                                                                                           2004   1.232
                                                                                           2003   1.000
Lord Abbett Series Fund, Inc.



                                                                                                            NUMBER OF UNITS
                                                                                            UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                               END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------------ --------------- ----------------
                                                                                           1.432                 32,670
                                                                                           1.529                 36,602
                                                                                           1.281                 47,656
                                                                                           0.967                 49,524
                                                                                           1.533                 55,064
                                                                                           1.469                 65,460
                                                                                           1.313                 69,718
                                                                                           1.244                     --
                                                                                           1.156                     --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)................ 1.372                 38,843
                                                                                           1.180                 44,044
                                                                                           1.194                 56,122
                                                                                           0.979                 60,465
                                                                                           0.704                 63,389
                                                                                           1.218                 63,420
                                                                                           1.137                 33,069
                                                                                           1.035                 42,669
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04).................. 1.151                     --
                                                                                           1.140                 33,081
                                                                                           1.042                 33,131
                                                                                           1.033                     --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)................... 0.910                     --
                                                                                           0.924                 11,311
                                                                                           0.869                 10,993
                                                                                           0.759                 17,355
                                                                                           0.989                 18,778
                                                                                           1.001                 22,012
                                                                                           0.987                 23,567
                                                                                           0.989                     --
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (11/05)........ 1.387                     --
                                                                                           1.203                     --
                                                                                           1.214                     --
                                                                                           1.084                     --
                                                                                           0.715                     --
                                                                                           1.061                     --
                                                                                           1.090                  8,785
                                                                                           1.011                     --
 LMPVIT Western Asset Variable High Income Subaccount (8/98).............................. 1.729                 12,105
                                                                                           1.506                 12,281
                                                                                           1.509                 13,470
                                                                                           1.328                 22,731
                                                                                           0.852                 26,962
                                                                                           1.250                 27,376
                                                                                           1.279                 32,581
                                                                                           1.183                 54,377
                                                                                           1.183                     --
                                                                                           1.099                     --
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............................. 0.985                     --
                                                                                           0.994                267,809
                                                                                           1.018                366,440
                                                                                           1.018                162,293
                                                                                           0.996                146,911
                                                                                           0.977                206,774
                                                                                           0.975                     --
                                                                                           0.992                     --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)............................................... 1.503                     --
                                                                                           1.438                     --
                                                                                           1.249                     --
                                                                                           1.232                     --
                                                                                           1.168                     --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.660                     --
                                                                                           1.560                 49,460
                                                                                           1.419                 49,579
                                                                                           1.388                     --
                                                                                           1.232                     --
Lord Abbett Series Fund, Inc.

                                MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............. 2007   1.436           1.488                     --
                                                                         2006   1.257           1.436                189,416
                                                                         2005   1.249           1.257                218,534
                                                                         2004   1.138           1.249                     --
                                                                         2003   1.000           1.138                     --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................. 2007   1.608           1.766                     --
                                                                         2006   1.470           1.608                203,467
                                                                         2005   1.394           1.470                219,601
                                                                         2004   1.153           1.394                     --
                                                                         2003   1.000           1.153                     --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.547           1.486                     --
                                                                         2007   1.497           1.547                     --
                                                                         2006   1.583           1.497                     --
 MIST BlackRock High Yield Subaccount (Class A) (4/06).................. 2012   1.499           1.705                 50,186
                                                                         2011   1.501           1.499                 55,786
                                                                         2010   1.327           1.501                 62,646
                                                                         2009   0.925           1.327                 94,455
                                                                         2008   1.252           0.925                124,934
                                                                         2007   1.252           1.252                140,434
                                                                         2006   1.196           1.252                143,929
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.492           1.560                     --
                                                                         2006   1.419           1.492                 50,964
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.176           1.300                     --
                                                                         2011   1.204           1.176                     --
                                                                         2010   1.098           1.204                     --
                                                                         2009   0.945           1.098                 13,671
                                                                         2008   1.548           0.945                 12,228
                                                                         2007   1.547           1.548                 12,070
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)............ 2012   1.304           1.604                 38,968
                                                                         2011   1.413           1.304                 42,479
                                                                         2010   1.247           1.413                 69,453
                                                                         2009   0.947           1.247                119,084
                                                                         2008   1.663           0.947                111,333
                                                                         2007   2.039           1.663                117,447
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05)........... 2012   0.925           1.136                 33,863
                                                                         2011   1.006           0.925                 35,015
                                                                         2010   0.889           1.006                 34,549
                                                                         2009   0.677           0.889                 36,243
                                                                         2008   1.192           0.677                 32,633
                                                                         2007   1.439           1.192                 24,725
                                                                         2006   1.074           1.439                 28,073
                                                                         2005   1.000           1.074                  7,000
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.201           1.353                 25,842
                                                                         2011   1.371           1.201                 26,284
                                                                         2010   1.177           1.371                 29,657
                                                                         2009   0.936           1.177                 39,096
                                                                         2008   1.285           0.936                 45,839
                                                                         2007   1.332           1.285                 52,971
                                                                         2006   1.258           1.332                 58,632
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.404           1.771                 31,934
                                                                         2011   1.675           1.404                 42,491
                                                                         2010   1.474           1.675                 52,714
                                                                         2009   0.973           1.474                 94,596
                                                                         2008   1.684           0.973                 91,511
                                                                         2007   1.744           1.684                 89,624
                                                                         2006   1.593           1.744                140,255
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.297           1.497                 34,674
                                                                         2011   1.342           1.297                 42,611
                                                                         2010   1.089           1.342                 45,695
                                                                         2009   0.833           1.089                 47,350
                                                                         2008   1.393           0.833                 55,592
                                                                         2007   1.283           1.393                 50,809
                                                                         2006   1.302           1.283                 66,896
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.108           1.326                 58,183

                    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.227
                                                                                   2010   1.148
                                                                                   2009   0.823
                                                                                   2008   1.453
                                                                                   2007   1.143
                                                                                   2006   1.122
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)........ 2012   0.588
                                                                                   2011   0.654
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)........................ 2011   0.617
                                                                                   2010   0.590
                                                                                   2009   0.439
                                                                                   2008   0.993
                                                                                   2007   1.084
                                                                                   2006   1.043
                                                                                   2005   1.000
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)...................... 2012   0.935
                                                                                   2011   0.996
                                                                                   2010   0.815
                                                                                   2009   0.661
                                                                                   2008   1.108
                                                                                   2007   1.130
                                                                                   2006   1.034
                                                                                   2005   1.000
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).................... 2009   0.791
                                                                                   2008   1.416
                                                                                   2007   1.299
                                                                                   2006   1.324
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)................... 2012   1.008
                                                                                   2011   1.014
                                                                                   2010   1.000
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)...................... 2012   0.835
                                                                                   2011   0.862
                                                                                   2010   0.797
                                                                                   2009   0.655
                                                                                   2008   1.000
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)............................ 2012   0.854
                                                                                   2011   0.940
                                                                                   2010   0.905
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).................. 2012   2.138
                                                                                   2011   2.689
                                                                                   2010   2.226
                                                                                   2009   1.350
                                                                                   2008   3.107
                                                                                   2007   2.482
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (11/08)................. 2012   2.209
                                                                                   2011   2.789
                                                                                   2010   2.315
                                                                                   2009   1.406
                                                                                   2008   1.282
 MIST MFS(R) Research International Subaccount (Class B) (11/05).................. 2012   0.980
                                                                                   2011   1.127
                                                                                   2010   1.038
                                                                                   2009   0.810
                                                                                   2008   1.442
                                                                                   2007   1.307
                                                                                   2006   1.059
                                                                                   2005   1.000
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................................... 2012   1.004
                                                                                   2011   1.087
                                                                                   2010   0.908
                                                                                   2009   0.682
                                                                                   2008   1.134
                                                                                   2007   1.288
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *................ 2012   1.216



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.108                 70,831
                                                                                   1.227                 66,087
                                                                                   1.148                 50,442
                                                                                   0.823                 44,050
                                                                                   1.453                 36,080
                                                                                   1.143                 11,015
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)........ 0.680                113,085
                                                                                   0.588                117,177
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)........................ 0.654                     --
                                                                                   0.617                113,070
                                                                                   0.590                107,071
                                                                                   0.439                105,483
                                                                                   0.993                 86,102
                                                                                   1.084                201,911
                                                                                   1.043                201,548
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)...................... 1.045                147,594
                                                                                   0.935                160,249
                                                                                   0.996                179,494
                                                                                   0.815                200,768
                                                                                   0.661                274,968
                                                                                   1.108                305,673
                                                                                   1.130                 50,831
                                                                                   1.034                 39,500
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).................... 0.750                     --
                                                                                   0.791                  9,059
                                                                                   1.416                  8,567
                                                                                   1.299                     --
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)................... 1.054                  8,425
                                                                                   1.008                  8,336
                                                                                   1.014                  5,914
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)...................... 0.927                     --
                                                                                   0.835                     --
                                                                                   0.862                     --
                                                                                   0.797                     --
                                                                                   0.655                     --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)............................ 1.016                 88,047
                                                                                   0.854                 88,923
                                                                                   0.940                 87,610
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).................. 2.480                     --
                                                                                   2.138                     --
                                                                                   2.689                     --
                                                                                   2.226                     --
                                                                                   1.350                     --
                                                                                   3.107                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (11/08)................. 2.559                 71,145
                                                                                   2.209                 72,645
                                                                                   2.789                 78,589
                                                                                   2.315                 97,090
                                                                                   1.406                     --
 MIST MFS(R) Research International Subaccount (Class B) (11/05).................. 1.114                 20,881
                                                                                   0.980                 21,036
                                                                                   1.127                 20,359
                                                                                   1.038                 19,211
                                                                                   0.810                 18,009
                                                                                   1.442                 14,411
                                                                                   1.307                 15,128
                                                                                   1.059                 15,823
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................................... 1.029                 94,081
                                                                                   1.004                 91,603
                                                                                   1.087                 98,256
                                                                                   0.908                140,031
                                                                                   0.682                145,004
                                                                                   1.134                148,865
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *................ 1.295                 28,819

                                MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2011   1.341           1.216                 31,318
                                                                          2010   1.042           1.341                 33,224
                                                                          2009   0.680           1.042                 39,343
                                                                          2008   1.311           0.680                 34,798
                                                                          2007   1.090           1.311                 32,338
                                                                          2006   1.032           1.090                 62,018
                                                                          2005   1.000           1.032                 44,340
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2012   1.249           1.330                 91,371
                                                                          2011   1.150           1.249                 94,405
                                                                          2010   1.092           1.150                105,936
                                                                          2009   0.947           1.092                176,698
                                                                          2008   1.041           0.947                204,759
                                                                          2007   0.990           1.041                281,731
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)........ 2012   1.251           1.330                 69,481
                                                                          2011   1.155           1.251                 60,019
                                                                          2010   1.100           1.155                 58,147
                                                                          2009   0.957           1.100                 19,012
                                                                          2008   1.055           0.957                 12,617
                                                                          2007   0.977           1.055                 25,444
                                                                          2006   0.999           0.977                 73,018
                                                                          2005   1.000           0.999                116,741
 MIST PIMCO Total Return Subaccount (Class B) (11/05).................... 2012   1.286           1.369                433,856
                                                                          2011   1.279           1.286                466,265
                                                                          2010   1.213           1.279                587,485
                                                                          2009   1.055           1.213                657,290
                                                                          2008   1.079           1.055                110,623
                                                                          2007   1.029           1.079                 86,100
                                                                          2006   1.011           1.029                174,731
                                                                          2005   1.000           1.011                130,054
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.209           1.302                  9,400
                                                                          2011   1.300           1.209                  8,972
                                                                          2010   1.148           1.300                 11,997
                                                                          2009   0.951           1.148                 11,956
                                                                          2008   1.453           0.951                 11,264
                                                                          2007   1.421           1.453                 31,124
                                                                          2006   1.330           1.421                 31,038
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.184           1.303                     --
                                                                          2006   1.133           1.184                188,335
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2012   2.065           2.243                 14,342
                                                                          2011   2.049           2.065                 12,371
                                                                          2010   1.877           2.049                 11,497
                                                                          2009   1.545           1.877                 11,791
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   0.540           0.589                     --
                                                                          2011   0.672           0.540                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)......... 2012   0.906           1.041                214,273
                                                                          2011   0.969           0.906                239,847
                                                                          2010   0.850           0.969                363,640
                                                                          2009   0.736           0.850                476,346
                                                                          2008   1.187           0.736                493,187
                                                                          2007   1.175           1.187                530,699
                                                                          2006   1.024           1.175                379,428
                                                                          2005   1.000           1.024                 32,456
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09)........... 2012   0.892           0.988                 12,541
                                                                          2011   0.931           0.892                 24,028
                                                                          2010   0.748           0.931                 14,325
                                                                          2009   0.603           0.748                     --
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11)........... 2012   1.573           1.813                 35,163
                                                                          2011   1.881           1.573                 36,285
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06).......... 2012   1.242           1.428                 17,430
                                                                          2011   1.401           1.242                 23,286
                                                                          2010   1.199           1.401                 36,172
                                                                          2009   0.973           1.199                 60,617
                                                                          2008   1.424           0.973                 93,282
                                                                          2007   1.507           1.424                102,965
                                                                          2006   1.477           1.507                 51,517
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................... 2012   0.896           1.034                  9,354

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   0.934
                                                                                     2010   0.834
                                                                                     2009   0.677
                                                                                     2008   1.084
                                                                                     2007   1.141
                                                                                     2006   1.009
                                                                                     2005   1.000
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........................ 2012   1.232
                                                                                     2011   1.305
                                                                                     2010   1.163
                                                                                     2009   0.800
                                                                                     2008   1.513
                                                                                     2007   1.290
                                                                                     2006   1.330
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).............................. 2012   1.170
                                                                                     2011   1.128
                                                                                     2010   1.070
                                                                                     2009   1.005
                                                                                     2008   1.070
                                                                                     2007   1.035
                                                                                     2006   1.004
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   0.960
                                                                                     2011   1.083
                                                                                     2010   0.927
                                                                                     2009   0.741
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   0.943
                                                                                     2011   0.968
                                                                                     2010   0.985
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)....................... 2009   0.621
                                                                                     2008   1.066
                                                                                     2007   1.133
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.046
                                                                                     2011   1.119
                                                                                     2010   1.025
                                                                                     2009   0.797
                                                                                     2008   1.300
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   0.694
                                                                                     2008   1.290
                                                                                     2007   1.274
                                                                                     2006   1.266
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 2012   0.957
                                                                                     2011   1.047
                                                                                     2010   0.939
                                                                                     2009   0.792
                                                                                     2008   1.333
                                                                                     2007   1.314
                                                                                     2006   1.290
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   1.245
                                                                                     2011   1.275
                                                                                     2010   1.175
                                                                                     2009   0.864
                                                                                     2008   1.314
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)....................... 2012   2.860
                                                                                     2011   2.926
                                                                                     2010   2.360
                                                                                     2009   1.931
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2012   1.965
                                                                                     2011   2.161
                                                                                     2010   2.030
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 2012   1.371
                                                                                     2011   1.680
                                                                                     2010   1.407
                                                                                     2009   1.065
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................................ 2012   1.041



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     0.896                  9,627
                                                                                     0.934                  9,387
                                                                                     0.834                  9,807
                                                                                     0.677                 10,458
                                                                                     1.084                 15,581
                                                                                     1.141                 19,805
                                                                                     1.009                 14,249
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........................ 1.330                 21,923
                                                                                     1.232                 28,353
                                                                                     1.305                 66,354
                                                                                     1.163                106,064
                                                                                     0.800                108,059
                                                                                     1.513                120,056
                                                                                     1.290                163,424
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).............................. 1.224                221,488
                                                                                     1.170                239,376
                                                                                     1.128                278,385
                                                                                     1.070                309,475
                                                                                     1.005                379,187
                                                                                     1.070                473,110
                                                                                     1.035                583,882
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 1.070                 22,799
                                                                                     0.960                 22,390
                                                                                     1.083                 31,613
                                                                                     0.927                 27,833
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 0.919                235,112
                                                                                     0.943                206,957
                                                                                     0.968                196,303
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)....................... 0.611                     --
                                                                                     0.621                     --
                                                                                     1.066                     --
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 1.150                 77,111
                                                                                     1.046                 70,186
                                                                                     1.119                 17,841
                                                                                     1.025                 18,261
                                                                                     0.797                  6,869
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 0.722                     --
                                                                                     0.694                 16,830
                                                                                     1.290                 13,444
                                                                                     1.274                 13,077
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 1.078                 90,388
                                                                                     0.957                 93,597
                                                                                     1.047                 94,743
                                                                                     0.939                104,858
                                                                                     0.792                113,869
                                                                                     1.333                102,266
                                                                                     1.314                122,822
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 1.402                     --
                                                                                     1.245                  3,562
                                                                                     1.275                  3,782
                                                                                     1.175                  3,706
                                                                                     0.864                  8,752
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)....................... 3.184                    869
                                                                                     2.860                    952
                                                                                     2.926                  1,156
                                                                                     2.360                     --
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2.165                     --
                                                                                     1.965                     --
                                                                                     2.161                     --
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 1.575                     --
                                                                                     1.371                     --
                                                                                     1.680                     --
                                                                                     1.407                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................................ 1.129                     --

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2011   1.045
                                                                                    2010   0.976
                                                                                    2009   0.847
                                                                                    2008   1.119
                                                                                    2007   1.102
                                                                                    2006   1.038
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2012   1.369
                                                                                    2011   1.393
                                                                                    2010   1.283
                                                                                    2009   1.090
                                                                                    2008   1.658
                                                                                    2007   1.582
                                                                                    2006   1.441
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11).......................... 2012   1.481
                                                                                    2011   1.606
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2012   0.972
                                                                                    2011   1.011
                                                                                    2010   0.889
                                                                                    2009   0.638
                                                                                    2008   1.129
                                                                                    2007   1.062
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2012   1.211
                                                                                    2011   1.225
                                                                                    2010   0.934
                                                                                    2009   0.691
                                                                                    2008   1.059
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2012   1.139
                                                                                    2011   1.106
                                                                                    2010   1.071
                                                                                    2009   1.052
                                                                                    2008   1.082
                                                                                    2007   1.063
                                                                                    2006   1.034
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05).................... 2007   0.970
                                                                                    2006   0.988
                                                                                    2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.142
                                                                                    2008   1.118
                                                                                    2007   1.055
                                                                                    2006   1.043
                                                                                    2005   1.045
                                                                                    2004   1.022
                                                                                    2003   1.000
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 2008   1.432
                                                                                    2007   1.332
                                                                                    2006   1.231
                                                                                    2005   1.178
                                                                                    2004   1.124
                                                                                    2003   1.000
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 2007   1.814
                                                                                    2006   1.458
                                                                                    2005   1.334
                                                                                    2004   1.178
                                                                                    2003   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................ 2007   1.809
                                                                                    2006   1.582
                                                                                    2005   1.517
                                                                                    2004   1.234
                                                                                    2003   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98).............................. 2006   1.247
                                                                                    2005   1.177
                                                                                    2004   1.134
                                                                                    2003   1.000



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    1.041                      --
                                                                                    1.045                      --
                                                                                    0.976                      --
                                                                                    0.847                      --
                                                                                    1.119                      --
                                                                                    1.102                      --
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.556                  30,337
                                                                                    1.369                  44,096
                                                                                    1.393                  58,180
                                                                                    1.283                  58,432
                                                                                    1.090                  56,433
                                                                                    1.658                  62,088
                                                                                    1.582                  84,400
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11).......................... 1.583                   4,299
                                                                                    1.481                      --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.124                 107,241
                                                                                    0.972                 116,120
                                                                                    1.011                 128,969
                                                                                    0.889                 229,626
                                                                                    0.638                 240,080
                                                                                    1.129                 223,955
                                                                                    1.062                 244,576
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 1.367                   4,521
                                                                                    1.211                   4,521
                                                                                    1.225                   4,521
                                                                                    0.934                   5,530
                                                                                    0.691                   5,532
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.148                   9,824
                                                                                    1.139                  12,631
                                                                                    1.106                  26,168
                                                                                    1.071                  51,378
                                                                                    1.052                  71,563
                                                                                    1.082                  88,774
                                                                                    1.063                 137,901
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05).................... 0.986                      --
                                                                                    0.970                 308,257
                                                                                    0.988                 358,612
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 1.176                      --
                                                                                    1.142                 722,346
                                                                                    1.118               1,014,007
                                                                                    1.055               1,222,792
                                                                                    1.043               1,442,823
                                                                                    1.045                      --
                                                                                    1.022                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 1.324                      --
                                                                                    1.432                      --
                                                                                    1.332                      --
                                                                                    1.231                      --
                                                                                    1.178                      --
                                                                                    1.124                      --
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 1.958                      --
                                                                                    1.814                      --
                                                                                    1.458                      --
                                                                                    1.334                      --
                                                                                    1.178                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................ 1.925                      --
                                                                                    1.809                  52,233
                                                                                    1.582                  63,729
                                                                                    1.517                      --
                                                                                    1.234                      --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98).............................. 1.324                      --
                                                                                    1.247                      --
                                                                                    1.177                      --
                                                                                    1.134                      --

                                MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)................... 2006   1.454           1.583                     --
                                                                          2005   1.327           1.454                     --
                                                                          2004   1.170           1.327                     --
                                                                          2003   1.000           1.170                     --
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.232           1.290                     --
                                                                          2005   1.210           1.232                119,141
                                                                          2004   1.130           1.210                     --
                                                                          2003   1.000           1.130                     --
 Travelers Federated High Yield Subaccount (5/02)........................ 2006   1.170           1.196                     --
                                                                          2005   1.171           1.170                150,031
                                                                          2004   1.089           1.171                     --
                                                                          2003   1.000           1.089                     --
 Travelers Large Cap Subaccount (8/98)................................... 2006   1.232           1.266                     --
                                                                          2005   1.164           1.232                 12,665
                                                                          2004   1.121           1.164                     --
                                                                          2003   1.000           1.121                     --
 Travelers Managed Income Subaccount (7/98).............................. 2006   1.017           1.004                     --
                                                                          2005   1.029           1.017                628,149
                                                                          2004   1.027           1.029                     --
                                                                          2003   1.000           1.027                     --
 Travelers Mercury Large Cap Core Subaccount (11/98)..................... 2006   1.341           1.419                     --
                                                                          2005   1.228           1.341                 55,880
                                                                          2004   1.087           1.228                     --
                                                                          2003   1.000           1.087                     --
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00)....................... 2006   1.261           1.330                     --
                                                                          2005   1.256           1.261                170,796
                                                                          2004   1.130           1.256                     --
                                                                          2003   1.000           1.130                     --
 Travelers MFS(R) Total Return Subaccount (11/05)........................ 2006   1.009           1.038                     --
                                                                          2005   1.000           1.009                     --
 Travelers MFS(R) Value Subaccount (11/98)............................... 2006   1.338           1.441                     --
                                                                          2005   1.290           1.338                108,606
                                                                          2004   1.141           1.290                     --
                                                                          2003   1.000           1.141                     --
 Travelers Mondrian International Stock Subaccount (7/98)................ 2006   1.392           1.593                     --
                                                                          2005   1.304           1.392                144,628
                                                                          2004   1.156           1.304                     --
                                                                          2003   1.000           1.156                     --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.258           1.330                     --
                                                                          2005   1.218           1.258                 32,151
                                                                          2004   1.125           1.218                     --
                                                                          2003   1.000           1.125                     --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.080           1.133                     --
                                                                          2005   1.000           1.080                183,734
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.190           1.238                     --
                                                                          2005   1.197           1.190                  6,375
                                                                          2004   1.114           1.197                     --
                                                                          2003   1.000           1.114                     --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134           1.302                     --
                                                                          2005   1.000           1.134                 73,246
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.100           1.258                     --
                                                                          2005   1.000           1.100                 56,603
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.076           1.034                     --
                                                                          2005   1.058           1.076                203,365
                                                                          2004   1.023           1.058                     --
                                                                          2003   1.000           1.023                     --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.467           1.629                     --

    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                         UNIT VALUE AT                   NUMBER OF UNITS
                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------- ------ --------------- --------------- ----------------
                 2011   1.623           1.467           --
                 2010   1.421           1.623           --
                 2009   0.910           1.421           --
                 2008   1.685           0.910           --
                 2007   1.742           1.685           --
                 2006   1.545           1.742           --
                 2005   1.361           1.545           --
                 2004   1.196           1.361           --
                 2003   1.000           1.196           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Portfolios II- Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust- BlackRock Large Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 11/10/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Delaware VIP(R) Trust-Delaware VIP(R) Small Cap Value Series was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.


Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Lord Abbett Mid Cap Value Portfolio - Class B was merged into Met Investors Series Trust-Lord Abbett Mid Cap Value Portfolio - Class B and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:




                       FORMER NAME                                                NEW NAME
-------------------------------------------------------- ---------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Appreciation            ClearBridge Variable
Appreciation Portfolio -- Class I
  Portfolio -- Class I
 Legg Mason ClearBridge Variable Large Cap Value         ClearBridge Variable Large Cap Value Portfolio -- Class I
  Portfolio -- Class I
 Legg Mason ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth Portfolio --
  Portfolio -- Class I                                   Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST                LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Assett Variable Global High Yield    Western Assett Variable Global High Yield Bond
  Bond Portfolio -- Class I                              Portfolio -- Class I
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 Dreman Small Cap Value Portfolio -- Class A             JPMorgan Small Cap Value Portfolio -- Class A
 Lazard Mid Cap Portfolio -- Class B                     MLA Mid Cap Portfolio -- Class B
 Legg Mason ClearBridge Aggressive Growth Portfolio --   ClearBridge Aggressive Growth Portfolio -- Class B
  Class B
 Met/Templeton Growth Portfolio -- Class B               Oppenheimer Global Equity Portfolio -- Class B
 Van Kampen Comstock Portfolio -- Class B                Invesco Comstock Portfolio -- Class B
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 BlackRock Legacy Large Cap Growth Portfolio -- Class A  BlackRock Capital Appreciation
                                                         Portfolio -- Class A


UNDERLYING FUND MERGERS

The following former Underlying Funds merged with and into the new Underlying
Funds:




           FORMER UNDERLYING FUND/TRUST                     NEW UNDERLYING FUND/TRUST
------------------------------------------------- ---------------------------------------------
MET INVESTORS SERIES TRUST                        METROPOLITAN SERIES FUND
 Met/Franklin Mutual Shares Portfolio -- Class B  MFS(R) Value Portfolio -- Class A
 MLA Mid Cap Portfolio (formerly Lazard Mid Cap   Neuberger Berman Genesis Portfolio -- Class B
  Portfolio) -- Class B
METROPOLITAN SERIES FUND                          METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio -- Class D            MFS(R) Value Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 29, 2013 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:


Address:


MIC-Book-20

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                             MARQUIS PORTFOLIOS/SM/

                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED


                                 APRIL 5, 2013


                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
                        ------------------




















                                                                     MIC-Book-20

                              TABLE OF CONTENTS

                                                              PAGE
                                                             -----
THE INSURANCE COMPANY.......................................    2
PRINCIPAL UNDERWRITER.......................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........    2
VALUATION OF ASSETS.........................................    3
FEDERAL TAX CONSIDERATIONS..................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............    7
 CONDENSED FINANCIAL INFORMATION --Marquis Portfolios........   8
FINANCIAL STATEMENTS............................................1

                             THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


UNDERWRITING COMMISSIONS
------------------------


              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0
 2010........$41,407,559                     $0

                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.


ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March-1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.


In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2013, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age-50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $51,000 for 2013 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,000 in 2013 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2013 is $51,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $17,500 in 2013. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($17,500 in 2013).


Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1)-elective contributions made in years beginning after December-31, 1998; (2)-earnings on those contributions; and (3)-earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                       CONDENSED FINANCIAL INFORMATION --
                               Marquis Portfolios
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                  MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.078       1.153            --
                                                                                 2006   1.000       1.078       847,921
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 2006   0.799       0.838            --
                                                                                 2005   0.770       0.799     1,168,453
                                                                                 2004   0.742       0.770     1,365,118
                                                                                 2003   0.604       0.742     1,543,688
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   0.855       0.815            --
                                                                                 2007   0.747       0.855       604,967
                                                                                 2006   0.742       0.747       668,070
                                                                                 2005   0.702       0.742       777,181
                                                                                 2004   0.669       0.702     1,047,620
                                                                                 2003   0.537       0.669     1,165,314
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.025       1.070            --
                                                                                 2005   0.998       1.025     8,400,784
                                                                                 2004   0.914       0.998     8,635,216
                                                                                 2003   0.704       0.914     9,909,504
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   0.841       0.820            --
                                                                                 2005   0.746       0.841     4,529,006
                                                                                 2004   0.701       0.746     4,873,443
                                                                                 2003   0.579       0.701     5,198,309

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)........ 2012   1.781       2.142      1,403,757
                                                                  2011   1.991       1.781      1,733,172
                                                                  2010   1.815       1.991      2,189,833
                                                                  2009   1.299       1.815      2,559,051
                                                                  2008   2.148       1.299      3,275,838
                                                                  2007   1.905       2.148      2,940,212
                                                                  2006   1.612       1.905      3,092,428
                                                                  2005   1.439       1.612      2,950,352
                                                                  2004   1.292       1.439      2,402,278
                                                                  2003   1.000       1.292        763,416
 American Funds Growth Subaccount (Class 2) (5/03)............... 2012   1.542       1.784      4,785,118
                                                                  2011   1.640       1.542      5,737,350
                                                                  2010   1.408       1.640      7,153,696
                                                                  2009   1.029       1.408      8,563,198
                                                                  2008   1.871       1.029      9,808,045
                                                                  2007   1.696       1.871     10,132,513
                                                                  2006   1.568       1.696     11,857,044
                                                                  2005   1.374       1.568     10,705,123
                                                                  2004   1.244       1.374      7,463,731
                                                                  2003   1.000       1.244      3,513,226
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2012   1.359       1.567      5,135,458
                                                                  2011   1.410       1.359      6,023,319
                                                                  2010   1.289       1.410      7,897,293
                                                                  2009   1.001       1.289      9,209,937
                                                                  2008   1.640       1.001     11,099,293
                                                                  2007   1.591       1.640     12,458,712
                                                                  2006   1.406       1.591     15,613,637
                                                                  2005   1.354       1.406     16,045,527
                                                                  2004   1.249       1.354     15,065,028
                                                                  2003   1.000       1.249      6,491,909
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)................................ 2006   1.143       1.130             --
                                                                  2005   1.000       1.143        505,852
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).......... 2007   2.181       2.283             --
                                                                  2006   1.677       2.181      1,930,342
                                                                  2005   1.335       1.677      2,458,914
                                                                  2004   1.088       1.335      3,280,601
                                                                  2003   0.776       1.088      3,974,511

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)............................. 2007   3.007       3.165             --
                                                                                   2006   2.309       3.007      4,452,207
                                                                                   2005   2.195       2.309      5,858,562
                                                                                   2004   1.702       2.195      6,584,893
                                                                                   2003   1.293       1.702      7,262,092
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98)........ 2011   2.392       2.612             --
                                                                                   2010   1.842       2.392      1,710,396
                                                                                   2009   1.423       1.842      2,104,973
                                                                                   2008   2.068       1.423      2,435,772
                                                                                   2007   2.256       2.068      3,435,841
                                                                                   2006   1.978       2.256      4,770,604
                                                                                   2005   1.841       1.978      6,250,344
                                                                                   2004   1.544       1.841      7,262,903
                                                                                   2003   1.108       1.544      7,303,686
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)...................... 2008   1.267       1.211             --
                                                                                   2007   1.204       1.267      8,557,284
                                                                                   2006   1.053       1.204     10,959,683
                                                                                   2005   1.028       1.053     14,041,343
                                                                                   2004   0.997       1.028     16,077,461
                                                                                   2003   0.838       0.997     18,423,752
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................ 2008   1.274       1.201             --
                                                                                   2007   1.459       1.274      4,558,967
                                                                                   2006   1.432       1.459      5,719,914
                                                                                   2005   1.379       1.432      7,320,958
                                                                                   2004   1.262       1.379      8,381,505
                                                                                   2003   0.976       1.262     10,016,131
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2012   1.956       2.199        821,194
                                                                                   2011   2.235       1.956        942,529
                                                                                   2010   1.770       2.235      1,168,376
                                                                                   2009   1.290       1.770      1,516,736
                                                                                   2008   2.177       1.290      2,194,641
                                                                                   2007   1.923       2.177      2,777,317
                                                                                   2006   1.742       1.923      3,597,992
                                                                                   2005   1.504       1.742      4,713,046
                                                                                   2004   1.229       1.504      4,607,152
                                                                                   2003   0.905       1.229      4,658,658

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)....... 2012   1.440       1.566      1,965,204
                                                                                     2011   1.541       1.440      2,235,866
                                                                                     2010   1.230       1.541      2,809,886
                                                                                     2009   0.873       1.230      3,409,670
                                                                                     2008   1.546       0.873      3,865,716
                                                                                     2007   1.416       1.546      4,380,789
                                                                                     2006   1.327       1.416      5,892,853
                                                                                     2005   1.290       1.327      7,676,684
                                                                                     2004   1.179       1.290      8,880,446
                                                                                     2003   0.875       1.179     10,582,375
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................ 2006   1.242       1.443             --
                                                                                     2005   1.144       1.242      6,332,172
                                                                                     2004   1.035       1.144      6,541,883
                                                                                     2003   0.842       1.035      4,179,707
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)......... 2008   3.305       1.604             --
                                                                                     2007   2.614       3.305      2,832,714
                                                                                     2006   2.079       2.614      3,510,561
                                                                                     2005   1.662       2.079      4,089,213
                                                                                     2004   1.357       1.662      4,346,367
                                                                                     2003   0.904       1.357      4,461,969
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98).................... 2012   1.157       1.343      7,584,111
                                                                                     2011   1.319       1.157      8,925,329
                                                                                     2010   1.239       1.319     11,347,586
                                                                                     2009   0.921       1.239     12,357,769
                                                                                     2008   1.574       0.921     14,620,225
                                                                                     2007   1.389       1.574     16,306,139
                                                                                     2006   1.165       1.389     20,236,421
                                                                                     2005   1.077       1.165     22,097,099
                                                                                     2004   0.925       1.077     21,494,341
                                                                                     2003   0.713       0.925     18,731,149

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)............... 2012   0.598       0.686      3,853,615
                                                                          2011   0.619       0.598      4,514,751
                                                                          2010   0.502       0.619      5,828,830
                                                                          2009   0.354       0.502      7,181,874
                                                                          2008   0.643       0.354      8,032,090
                                                                          2007   0.538       0.643      9,416,402
                                                                          2006   0.484       0.538     12,333,020
                                                                          2005   0.440       0.484     14,616,567
                                                                          2004   0.372       0.440     18,397,324
                                                                          2003   0.281       0.372     23,911,237
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........ 2006   0.806       0.861             --
                                                                          2005   0.732       0.806      5,162,544
                                                                          2004   0.668       0.732      6,269,870
                                                                          2003   0.551       0.668      8,498,796
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)................. 2012   1.042       1.158      3,127,801
                                                                          2011   1.569       1.042      3,260,878
                                                                          2010   1.279       1.569      3,445,502
                                                                          2009   0.727       1.279      4,596,286
                                                                          2008   1.551       0.727      5,837,857
                                                                          2007   1.235       1.551      6,135,809
                                                                          2006   0.858       1.235      8,548,167
                                                                          2005   0.662       0.858     12,237,957
                                                                          2004   0.568       0.662     15,865,699
                                                                          2003   0.430       0.568     19,863,945
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)........................... 2006   1.534       1.717             --
                                                                          2005   1.502       1.534        511,736
                                                                          2004   1.332       1.502        353,103
                                                                          2003   1.000       1.332        301,499
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)............ 2010   0.892       0.944             --
                                                                          2009   0.751       0.892        202,854
                                                                          2008   1.305       0.751        222,168
                                                                          2007   1.267       1.305        316,100
                                                                          2006   1.120       1.267        357,529
                                                                          2005   1.071       1.120        423,880
                                                                          2004   1.000       1.071        268,667

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2012   1.006       1.172      5,819,163
                                                                                  2011   1.000       1.006      7,471,421
                                                                                  2010   0.815       1.000      9,849,221
                                                                                  2009   0.617       0.815     11,710,252
                                                                                  2008   1.054       0.617     13,444,122
                                                                                  2007   1.058       1.054     17,118,905
                                                                                  2006   0.991       1.058     21,197,757
                                                                                  2005   0.904       0.991     25,875,486
                                                                                  2004   0.837       0.904     31,186,870
                                                                                  2003   0.634       0.837     35,912,719
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2012   1.127       1.283      3,661,741
                                                                                  2011   1.119       1.127      4,182,987
                                                                                  2010   1.012       1.119      5,090,404
                                                                                  2009   0.844       1.012      5,485,041
                                                                                  2008   1.217       0.844      5,935,516
                                                                                  2007   1.143       1.217      7,568,679
                                                                                  2006   1.014       1.143      9,651,113
                                                                                  2005   0.991       1.014     11,218,180
                                                                                  2004   0.928       0.991     11,466,736
                                                                                  2003   0.759       0.928     10,430,902
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.829       0.811             --
                                                                                  2008   1.197       0.829         47,543
                                                                                  2007   1.200       1.197         47,847
 LMPVET ClearBridge Variable Capital Subaccount (5/04)........................... 2011   1.040       1.098             --
                                                                                  2010   0.941       1.040      1,085,462
                                                                                  2009   0.683       0.941      1,158,240
                                                                                  2008   1.203       0.683      1,609,055
                                                                                  2007   1.203       1.203      1,804,249
                                                                                  2006   1.079       1.203      2,548,398
                                                                                  2005   1.044       1.079      2,864,122
                                                                                  2004   1.000       1.044      3,021,452
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)................. 2011   1.083       1.176             --
                                                                                  2010   0.986       1.083        681,012
                                                                                  2009   0.823       0.986        822,838
                                                                                  2008   1.174       0.823        976,593
                                                                                  2007   1.123       1.174      1,372,453
                                                                                  2006   0.970       1.123      1,571,291
                                                                                  2005   0.990       0.970      1,895,811
                                                                                  2004   0.976       0.990      1,543,741
                                                                                  2003   0.805       0.976      1,029,860

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11).... 2012   1.150       1.289        362,525
                                                                                   2011   1.172       1.150        418,344
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01)........................................................................... 2012   1.002       1.130      5,229,044
                                                                                   2011   1.088       1.002      6,132,972
                                                                                   2010   0.950       1.088      7,538,624
                                                                                   2009   0.748       0.950      8,930,134
                                                                                   2008   1.202       0.748     10,313,733
                                                                                   2007   1.209       1.202     14,251,982
                                                                                   2006   1.055       1.209     12,982,068
                                                                                   2005   1.025       1.055     16,480,777
                                                                                   2004   0.965       1.025     20,547,282
                                                                                   2003   0.709       0.965     22,123,533
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)......... 2012   1.226       1.448      9,142,596
                                                                                   2011   1.257       1.226     11,127,236
                                                                                   2010   1.166       1.257     13,511,604
                                                                                   2009   0.834       1.166     15,681,262
                                                                                   2008   1.355       0.834     18,617,615
                                                                                   2007   1.311       1.355     22,824,700
                                                                                   2006   1.277       1.311     30,292,906
                                                                                   2005   1.236       1.277     36,988,759
                                                                                   2004   1.254       1.236     46,608,799
                                                                                   2003   0.866       1.254     49,333,170
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.361       1.556      3,727,806
                                                                                   2011   1.321       1.361      4,734,222
                                                                                   2010   1.229       1.321      6,068,719
                                                                                   2009   1.006       1.229      6,987,593
                                                                                   2008   1.591       1.006      7,997,856
                                                                                   2007   1.560       1.591      9,692,554
                                                                                   2006   1.344       1.560     12,244,821
                                                                                   2005   1.285       1.344     15,598,997
                                                                                   2004   1.186       1.285     19,687,961
                                                                                   2003   0.913       1.186     23,073,951

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)......... 2012   1.243       1.439      1,508,379
                                                                               2011   1.318       1.243      1,880,416
                                                                               2010   1.096       1.318      2,535,400
                                                                               2009   0.821       1.096      3,156,928
                                                                               2008   1.292       0.821      3,710,486
                                                                               2007   1.228       1.292      4,874,922
                                                                               2006   1.090       1.228      6,135,282
                                                                               2005   1.025       1.090      7,914,814
                                                                               2004   0.946       1.025      9,353,059
                                                                               2003   0.742       0.946     10,220,355
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05).... 2012   1.235       1.448        945,062
                                                                               2011   1.241       1.235      1,076,151
                                                                               2010   1.010       1.241      1,450,660
                                                                               2009   0.721       1.010      1,688,703
                                                                               2008   1.238       0.721      1,975,017
                                                                               2007   1.147       1.238      2,487,783
                                                                               2006   1.036       1.147        611,501
                                                                               2005   1.000       1.036         23,134
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)...... 2007   1.163       1.182             --
                                                                               2006   1.055       1.163         73,351
                                                                               2005   1.038       1.055        106,877
                                                                               2004   1.000       1.038         56,361
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)....... 2011   0.971       0.959             --
                                                                               2010   0.906       0.971        276,134
                                                                               2009   0.786       0.906        299,166
                                                                               2008   1.016       0.786        445,215
                                                                               2007   1.021       1.016        692,620
                                                                               2006   0.999       1.021        833,882
                                                                               2005   0.994       0.999        972,771
                                                                               2004   1.000       0.994        771,296
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)...................................................................... 2012   1.260       1.463        456,789
                                                                               2011   1.261       1.260        467,961
                                                                               2010   1.118       1.261        595,020
                                                                               2009   0.732       1.118        659,523
                                                                               2008   1.078       0.732        353,163
                                                                               2007   1.099       1.078        234,618
                                                                               2006   1.012       1.099        135,227
                                                                               2005   1.000       1.012         18,415

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable High Income Subaccount (8/98)............. 2012   1.410       1.631      2,754,501
                                                                          2011   1.403       1.410      3,440,536
                                                                          2010   1.225       1.403      4,287,808
                                                                          2009   0.780       1.225      5,245,108
                                                                          2008   1.135       0.780      6,521,763
                                                                          2007   1.153       1.135      8,758,242
                                                                          2006   1.058       1.153     11,151,252
                                                                          2005   1.051       1.058     13,620,185
                                                                          2004   0.969       1.051     15,972,625
                                                                          2003   0.774       0.969     17,931,398
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............ 2010   1.136       1.129             --
                                                                          2009   1.155       1.136     14,043,633
                                                                          2008   1.146       1.155     13,555,798
                                                                          2007   1.113       1.146     11,898,329
                                                                          2006   1.084       1.113     14,105,361
                                                                          2005   1.074       1.084     15,957,674
                                                                          2004   1.084       1.074     18,590,863
                                                                          2003   1.097       1.084     21,045,959
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).............................. 2007   1.190       1.248             --
                                                                          2006   1.026       1.190      5,115,548
                                                                          2005   1.005       1.026      6,250,838
                                                                          2004   0.945       1.005      7,993,641
                                                                          2003   0.692       0.945      9,101,374
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.242       1.324             --
                                                                          2006   1.120       1.242      2,010,144
                                                                          2005   1.088       1.120      2,405,698
                                                                          2004   0.958       1.088      2,762,138
                                                                          2003   0.688       0.958      2,762,661
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.601       1.663             --
                                                                          2006   1.391       1.601      4,228,280
                                                                          2005   1.372       1.391      5,136,268
                                                                          2004   1.241       1.372      4,347,021
                                                                          2003   1.000       1.241      1,507,292

                       MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............. 2007   1.790       1.971            --
                                                                      2006   1.625       1.790     3,683,928
                                                                      2005   1.529       1.625     4,391,622
                                                                      2004   1.256       1.529     3,394,041
                                                                      2003   1.000       1.256       851,590
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   1.991       1.918            --
                                                                      2007   1.913       1.991     2,114,213
                                                                      2006   2.012       1.913     2,864,748
 MIST BlackRock High Yield Subaccount (Class A) (4/06)............... 2012   1.713       1.964     1,389,405
                                                                      2011   1.703       1.713     1,546,150
                                                                      2010   1.494       1.703     1,957,024
                                                                      2009   1.034       1.494     2,164,832
                                                                      2008   1.390       1.034     2,001,553
                                                                      2007   1.378       1.390     2,850,124
                                                                      2006   1.310       1.378     3,633,073
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........... 2007   1.088       1.140            --
                                                                      2006   1.030       1.088     4,609,750
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........... 2012   0.891       0.992     1,841,301
                                                                      2011   0.905       0.891     2,224,554
                                                                      2010   0.819       0.905     2,569,970
                                                                      2009   0.700       0.819     2,739,517
                                                                      2008   1.137       0.700     3,021,604
                                                                      2007   1.131       1.137     3,543,460
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)......... 2012   2.066       2.561     1,257,970
                                                                      2011   2.221       2.066     1,513,382
                                                                      2010   1.946       2.221     1,965,534
                                                                      2009   1.467       1.946     2,397,091
                                                                      2008   2.557       1.467     2,679,414
                                                                      2007   3.119       2.557     3,306,739
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05)........ 2012   0.969       1.198     1,156,058
                                                                      2011   1.045       0.969     1,360,259
                                                                      2010   0.917       1.045     1,663,168
                                                                      2009   0.693       0.917     1,744,842
                                                                      2008   1.211       0.693     1,433,926
                                                                      2007   1.452       1.211       971,097
                                                                      2006   1.075       1.452       576,341
                                                                      2005   1.000       1.075        50,499

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.262       1.433        429,147
                                                                                  2011   1.430       1.262        483,683
                                                                                  2010   1.219       1.430        825,180
                                                                                  2009   0.962       1.219        818,205
                                                                                  2008   1.310       0.962        899,642
                                                                                  2007   1.348       1.310        756,336
                                                                                  2006   1.267       1.348        443,404
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   0.965       1.227      5,670,317
                                                                                  2011   1.143       0.965      6,570,893
                                                                                  2010   0.998       1.143      8,362,569
                                                                                  2009   0.654       0.998      8,913,628
                                                                                  2008   1.124       0.654     10,950,852
                                                                                  2007   1.155       1.124     12,973,661
                                                                                  2006   1.050       1.155     16,486,404
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.363       1.586        495,161
                                                                                  2011   1.401       1.363        692,420
                                                                                  2010   1.128       1.401        760,112
                                                                                  2009   0.856       1.128      1,093,574
                                                                                  2008   1.421       0.856      1,112,788
                                                                                  2007   1.299       1.421        329,818
                                                                                  2006   1.311       1.299        313,466
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.165       1.404      1,189,485
                                                                                  2011   1.280       1.165      1,449,325
                                                                                  2010   1.189       1.280      2,065,141
                                                                                  2009   0.846       1.189      2,534,856
                                                                                  2008   1.482       0.846      2,294,143
                                                                                  2007   1.157       1.482        879,218
                                                                                  2006   1.130       1.157        697,568
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.616       0.718        816,691
                                                                                  2011   0.681       0.616      1,066,863
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)....................... 2011   0.642       0.681             --
                                                                                  2010   0.609       0.642      1,770,383
                                                                                  2009   0.450       0.609      2,015,415
                                                                                  2008   1.009       0.450      4,389,355
                                                                                  2007   1.093       1.009      2,364,483
                                                                                  2006   1.044       1.093      1,739,456
                                                                                  2005   1.000       1.044        852,891

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................. 2012   0.979       1.102      2,708,129
                                                                              2011   1.036       0.979      2,721,411
                                                                              2010   0.840       1.036      4,107,052
                                                                              2009   0.677       0.840      4,375,064
                                                                              2008   1.126       0.677      4,585,070
                                                                              2007   1.140       1.126      5,398,967
                                                                              2006   1.035       1.140        672,933
                                                                              2005   1.000       1.035         85,005
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.681       0.647             --
                                                                              2008   1.209       0.681      8,445,690
                                                                              2007   1.101       1.209      9,311,536
                                                                              2006   1.116       1.101     12,801,427
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10).............. 2012   1.021       1.075        726,341
                                                                              2011   1.019       1.021        436,871
                                                                              2010   1.000       1.019        221,302
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................. 2012   0.858       0.960        454,033
                                                                              2011   0.879       0.858        522,987
                                                                              2010   0.807       0.879        539,758
                                                                              2009   0.658       0.807        447,068
                                                                              2008   1.000       0.658        324,308
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2012   0.904       1.085        227,340
                                                                              2011   0.989       0.904        232,223
                                                                              2010   0.947       0.989        216,938
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2012   2.024       2.366        515,659
                                                                              2011   2.527       2.024        640,601
                                                                              2010   2.076       2.527        741,410
                                                                              2009   1.250       2.076        958,035
                                                                              2008   2.854       1.250      1,177,279
                                                                              2007   2.269       2.854      1,323,519
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)...... 2012   2.527       2.949      1,768,279
                                                                              2011   3.166       2.527      1,943,829
                                                                              2010   2.608       3.166      2,211,076
                                                                              2009   1.573       2.608      2,220,555
                                                                              2008   1.433       1.573             --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)........ 2012   1.026       1.176     1,940,303
                                                                               2011   1.171       1.026     2,304,884
                                                                               2010   1.071       1.171     3,004,154
                                                                               2009   0.829       1.071     3,467,584
                                                                               2008   1.465       0.829     4,388,905
                                                                               2007   1.318       1.465     4,435,213
                                                                               2006   1.060       1.318     1,463,920
                                                                               2005   1.000       1.060        48,572
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2012   1.055       1.090       629,446
                                                                               2011   1.135       1.055       861,890
                                                                               2010   0.941       1.135     1,158,977
                                                                               2009   0.701       0.941     1,253,191
                                                                               2008   1.157       0.701     1,373,268
                                                                               2007   1.308       1.157       728,664
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............ 2012   1.274       1.366       970,737
                                                                               2011   1.394       1.274       930,958
                                                                               2010   1.075       1.394     1,397,555
                                                                               2009   0.696       1.075     2,164,123
                                                                               2008   1.332       0.696     1,814,010
                                                                               2007   1.099       1.332     1,396,434
                                                                               2006   1.033       1.099     1,460,263
                                                                               2005   1.000       1.033        54,321
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).............. 2012   1.313       1.409       260,354
                                                                               2011   1.200       1.313       264,261
                                                                               2010   1.131       1.200       395,877
                                                                               2009   0.974       1.131       583,204
                                                                               2008   1.062       0.974       668,036
                                                                               2007   1.005       1.062       923,954
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)............. 2012   1.310       1.404     2,253,413
                                                                               2011   1.201       1.310     2,377,508
                                                                               2010   1.135       1.201     2,494,552
                                                                               2009   0.980       1.135     2,534,316
                                                                               2008   1.072       0.980     2,878,076
                                                                               2007   0.985       1.072     1,476,065
                                                                               2006   1.000       0.985     1,272,954
                                                                               2005   1.000       1.000       297,366

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (11/05)................... 2012   1.346       1.444     15,206,803
                                                                         2011   1.329       1.346     17,338,405
                                                                         2010   1.252       1.329     21,249,637
                                                                         2009   1.080       1.252     24,495,661
                                                                         2008   1.096       1.080      8,368,266
                                                                         2007   1.038       1.096      5,274,953
                                                                         2006   1.012       1.038      4,231,283
                                                                         2005   1.000       1.012        599,777
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2012   1.385       1.503        473,253
                                                                         2011   1.478       1.385        514,993
                                                                         2010   1.295       1.478        557,129
                                                                         2009   1.065       1.295        656,807
                                                                         2008   1.615       1.065        642,246
                                                                         2007   1.567       1.615        684,443
                                                                         2006   1.460       1.567        862,189
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.199       1.323             --
                                                                         2006   1.141       1.199        622,773
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).............. 2012   2.356       2.577        304,872
                                                                         2011   2.320       2.356        328,818
                                                                         2010   2.109       2.320        144,706
                                                                         2009   1.728       2.109         91,490
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2012   0.586       0.644          8,519
                                                                         2011   0.726       0.586          7,922
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)........ 2012   0.949       1.099      5,549,049
                                                                         2011   1.007       0.949      6,405,237
                                                                         2010   0.876       1.007      8,252,771
                                                                         2009   0.754       0.876      9,520,918
                                                                         2008   1.207       0.754     10,928,396
                                                                         2007   1.185       1.207     14,759,871
                                                                         2006   1.025       1.185     14,146,833
                                                                         2005   1.000       1.025         47,215
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09).......... 2012   0.968       1.080        467,946
                                                                         2011   1.003       0.968        752,932
                                                                         2010   0.800       1.003        239,405
                                                                         2009   0.641       0.800        102,184
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11).......... 2012   2.175       2.526      1,226,548
                                                                         2011   2.589       2.175      1,346,198

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06).......... 2012   1.501       1.738        595,427
                                                                          2011   1.680       1.501        798,497
                                                                          2010   1.427       1.680      1,071,387
                                                                          2009   1.150       1.427      1,438,632
                                                                          2008   1.669       1.150      1,070,966
                                                                          2007   1.753       1.669      1,418,363
                                                                          2006   1.717       1.753        542,383
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................... 2012   0.939       1.091        266,082
                                                                          2011   0.970       0.939        295,620
                                                                          2010   0.861       0.970        309,687
                                                                          2009   0.693       0.861        279,360
                                                                          2008   1.101       0.693        326,100
                                                                          2007   1.150       1.101        356,001
                                                                          2006   1.010       1.150        259,358
                                                                          2005   1.000       1.010         27,621
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   0.573       0.623      6,175,383
                                                                          2011   0.602       0.573      7,498,472
                                                                          2010   0.533       0.602     10,320,850
                                                                          2009   0.364       0.533     12,120,777
                                                                          2008   0.683       0.364     13,770,653
                                                                          2007   0.577       0.683     17,138,281
                                                                          2006   0.593       0.577     21,026,387
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2012   1.415       1.491     11,744,195
                                                                          2011   1.354       1.415     13,527,994
                                                                          2010   1.275       1.354     17,564,711
                                                                          2009   1.189       1.275     20,292,913
                                                                          2008   1.256       1.189     23,186,704
                                                                          2007   1.205       1.256     32,712,006
                                                                          2006   1.163       1.205     37,653,888
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   0.820       0.920     13,029,787
                                                                          2011   0.917       0.820     15,593,183
                                                                          2010   0.780       0.917     17,944,012
                                                                          2009   0.620       0.780     20,859,861
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   1.095       1.075      6,409,892
                                                                          2011   1.115       1.095      7,281,860
                                                                          2010   1.129       1.115      8,629,706

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                            UNIT      UNIT      NUMBER OF
                                                                                           VALUE      VALUE       UNITS
                                                                                             AT        AT      OUTSTANDING
                                                                                         BEGINNING   END OF        AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR     END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- --------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.633       0.625              --
                                                                                 2008   1.079       0.633         404,022
                                                                                 2007   1.142       1.079         839,004
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................ 2012   0.998       1.105       4,057,554
                                                                                 2011   1.059       0.998       4,667,476
                                                                                 2010   0.963       1.059       4,621,846
                                                                                 2009   0.743       0.963       5,793,527
                                                                                 2008   1.206       0.743       6,721,402
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.579       0.604             (10)
                                                                                 2008   1.069       0.579      14,399,739
                                                                                 2007   1.047       1.069      16,243,976
                                                                                 2006   1.035       1.047      20,679,495
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2012   1.112       1.263         972,356
                                                                                 2011   1.209       1.112       1,026,394
                                                                                 2010   1.076       1.209       1,208,788
                                                                                 2009   0.900       1.076       1,429,931
                                                                                 2008   1.504       0.900       1,654,088
                                                                                 2007   1.472       1.504       2,103,436
                                                                                 2006   1.437       1.472       2,346,995
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.796       0.903       1,178,208
                                                                                 2011   0.809       0.796         544,737
                                                                                 2010   0.740       0.809         474,741
                                                                                 2009   0.540       0.740         543,521
                                                                                 2008   0.817       0.540         509,275
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)................... 2012   3.266       3.663         103,919
                                                                                 2011   3.315       3.266         133,356
                                                                                 2010   2.655       3.315          66,911
                                                                                 2009   2.161       2.655          47,086
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10)...................... 2012   2.169       2.395              --
                                                                                 2011   2.368       2.169          65,989
                                                                                 2010   2.213       2.368          53,689
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09).... 2012   1.404       1.625         201,171
                                                                                 2011   1.708       1.404          37,624
                                                                                 2010   1.419       1.708          31,984
                                                                                 2009   1.069       1.419           5,698

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)..................... 2012   1.090       1.191        870,616
                                                                                2011   1.086       1.090        988,707
                                                                                2010   1.007       1.086      1,098,023
                                                                                2009   0.867       1.007      1,378,132
                                                                                2008   1.137       0.867      1,126,376
                                                                                2007   1.112       1.137        792,359
                                                                                2006   1.042       1.112        552,225
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................ 2012   1.464       1.677      3,328,283
                                                                                2011   1.479       1.464      3,885,100
                                                                                2010   1.352       1.479      5,115,890
                                                                                2009   1.140       1.352      5,066,070
                                                                                2008   1.721       1.140      5,809,914
                                                                                2007   1.629       1.721      6,945,107
                                                                                2006   1.477       1.629      8,617,580
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)...................... 2012   1.614       1.739         12,756
                                                                                2011   1.741       1.614          4,679
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................ 2012   1.014       1.182      1,668,687
                                                                                2011   1.047       1.014      1,965,637
                                                                                2010   0.914       1.047      2,786,219
                                                                                2009   0.651       0.914      3,328,342
                                                                                2008   1.143       0.651      3,895,518
                                                                                2007   1.067       1.143      5,154,988
                                                                                2006   0.998       1.067      6,589,549
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.............. 2012   1.415       1.610      1,357,718
                                                                                2011   1.421       1.415      1,731,560
                                                                                2010   1.075       1.421      2,310,688
                                                                                2009   0.790       1.075      3,064,589
                                                                                2008   1.204       0.790      3,903,623
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *     2012   1.526       1.550      4,000,813
                                                                                2011   1.471       1.526      4,466,501
                                                                                2010   1.414       1.471      5,278,925
                                                                                2009   1.378       1.414      6,387,725
                                                                                2008   1.407       1.378      7,333,458
                                                                                2007   1.372       1.407      9,060,352
                                                                                2006   1.327       1.372     10,909,339
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................ 2007   0.982       1.001             --
                                                                                2006   0.993       0.982      1,012,967
                                                                                2005   1.000       0.993      1,532,164

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.343       1.387             --
                                                                         2008   1.306       1.343     16,316,982
                                                                         2007   1.223       1.306     23,860,372
                                                                         2006   1.200       1.223     28,512,866
                                                                         2005   1.193       1.200     32,537,843
                                                                         2004   1.159       1.193     32,253,982
                                                                         2003   1.124       1.159     27,731,586
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.945       0.876             --
                                                                         2007   0.872       0.945         91,247
                                                                         2006   0.800       0.872        177,363
                                                                         2005   0.760       0.800        229,046
                                                                         2004   0.720       0.760        253,179
                                                                         2003   0.555       0.720        229,712
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.373       1.486             --
                                                                         2006   1.095       1.373      2,784,685
                                                                         2005   0.994       1.095      3,536,666
                                                                         2004   0.872       0.994      4,078,301
                                                                         2003   0.691       0.872      6,627,823
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.918       2.046             --
                                                                         2006   1.665       1.918      1,018,330
                                                                         2005   1.585       1.665      1,321,746
                                                                         2004   1.279       1.585      1,651,482
                                                                         2003   0.871       1.279      1,981,064
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)................... 2006   1.049       1.116             --
                                                                         2005   0.983       1.049     15,722,530
                                                                         2004   0.940       0.983     19,178,446
                                                                         2003   0.741       0.940     23,919,710
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................. 2006   1.844       2.012             --
                                                                         2005   1.671       1.844      3,556,206
                                                                         2004   1.461       1.671      4,258,944
                                                                         2003   1.113       1.461      5,205,726
 Travelers Equity Income Subaccount (5/03).............................. 2006   1.369       1.437             --
                                                                         2005   1.335       1.369      2,428,773
                                                                         2004   1.237       1.335      1,900,081
                                                                         2003   1.000       1.237      1,055,489

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Federated High Yield Subaccount (5/02)................ 2006   1.279       1.310             --
                                                                  2005   1.270       1.279      4,903,025
                                                                  2004   1.172       1.270      4,125,109
                                                                  2003   0.975       1.172      4,852,628
 Travelers Large Cap Subaccount (8/98)........................... 2006   1.005       1.035             --
                                                                  2005   0.942       1.005     24,187,332
                                                                  2004   0.901       0.942     27,664,697
                                                                  2003   0.736       0.901     30,710,676
 Travelers Managed Income Subaccount (7/98)...................... 2006   1.175       1.163             --
                                                                  2005   1.181       1.175     43,542,310
                                                                  2004   1.170       1.181     48,813,535
                                                                  2003   1.099       1.170     52,413,372
 Travelers Mercury Large Cap Core Subaccount (11/98)............. 2006   0.971       1.030             --
                                                                  2005   0.882       0.971      5,726,104
                                                                  2004   0.776       0.882      7,132,485
                                                                  2003   0.652       0.776      8,644,485
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)......... 2006   0.560       0.593             --
                                                                  2005   0.554       0.560     25,104,584
                                                                  2004   0.495       0.554     26,980,833
                                                                  2003   0.368       0.495     31,606,406
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05).......... 2006   1.010       1.042             --
                                                                  2005   1.000       1.010          1,565
 Travelers MFS(Reg. TM) Value Subaccount (11/98)................. 2006   1.368       1.477             --
                                                                  2005   1.309       1.368     10,846,505
                                                                  2004   1.149       1.309     11,745,985
                                                                  2003   0.940       1.149     13,990,804
 Travelers Mondrian International Stock Subaccount (7/98)........ 2006   0.915       1.050             --
                                                                  2005   0.851       0.915     22,308,125
                                                                  2004   0.749       0.851     25,071,959
                                                                  2003   0.593       0.749     27,261,137
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.377       1.460             --
                                                                  2005   1.324       1.377        982,564
                                                                  2004   1.213       1.324        640,872
                                                                  2003   1.000       1.213        479,292
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.085       1.141             --
                                                                  2005   1.000       1.085        179,865

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   0.750       0.782             --
                                                                          2005   0.749       0.750      1,190,378
                                                                          2004   0.692       0.749      1,463,238
                                                                          2003   0.532       0.692      1,668,221
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.140       1.311             --
                                                                          2005   1.000       1.140        153,612
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.267             --
                                                                          2005   1.000       1.105         51,849
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.378       1.327             --
                                                                          2005   1.346       1.378     12,314,549
                                                                          2004   1.292       1.346     13,675,918
                                                                          2003   1.280       1.292     16,133,506
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.425       1.594        472,248
                                                                          2011   1.565       1.425        559,844
                                                                          2010   1.359       1.565        669,947
                                                                          2009   0.865       1.359        785,536
                                                                          2008   1.588       0.865        894,591
                                                                          2007   1.630       1.588      1,051,435
                                                                          2006   1.434       1.630      1,658,570
                                                                          2005   1.254       1.434      2,133,821
                                                                          2004   1.094       1.254      2,730,996
                                                                          2003   0.805       1.094      3,239,589



                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                         UNIT      UNIT     NUMBER OF
                                                                        VALUE      VALUE      UNITS
                                                                          AT        AT     OUTSTANDING
                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                 YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........... 2007   1.077       1.152           --
                                                              2006   1.000       1.077       23,225
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........ 2006   1.030       1.080           --
                                                              2005   0.994       1.030       22,014
                                                              2004   0.958       0.994       21,885
                                                              2003   0.781       0.958       21,117

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.187       1.130            --
                                                                                 2007   1.038       1.187         5,544
                                                                                 2006   1.031       1.038         6,252
                                                                                 2005   0.976       1.031        30,236
                                                                                 2004   0.932       0.976        21,578
                                                                                 2003   0.748       0.932        36,299
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.265       1.321            --
                                                                                 2005   1.234       1.265       107,426
                                                                                 2004   1.131       1.234        68,990
                                                                                 2003   0.872       1.131       106,968
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.161       1.132            --
                                                                                 2005   1.031       1.161        50,052
                                                                                 2004   0.970       1.031        44,282
                                                                                 2003   0.802       0.970        46,122
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.765       2.122         5,371
                                                                                 2011   1.976       1.765        16,617
                                                                                 2010   1.803       1.976        44,220
                                                                                 2009   1.292       1.803        48,098
                                                                                 2008   2.138       1.292        54,047
                                                                                 2007   1.898       2.138        76,125
                                                                                 2006   1.607       1.898        79,531
                                                                                 2005   1.437       1.607        65,155
                                                                                 2004   1.291       1.437        50,169
                                                                                 2003   1.000       1.291            --
 American Funds Growth Subaccount (Class 2) (5/03).............................. 2012   1.528       1.767       101,238
                                                                                 2011   1.628       1.528       107,873
                                                                                 2010   1.399       1.628       102,794
                                                                                 2009   1.023       1.399       178,871
                                                                                 2008   1.862       1.023       234,622
                                                                                 2007   1.690       1.862       383,000
                                                                                 2006   1.563       1.690       460,604
                                                                                 2005   1.372       1.563       433,026
                                                                                 2004   1.244       1.372        18,389
                                                                                 2003   1.000       1.244         3,711

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2012   1.347       1.552        81,741
                                                                               2011   1.399       1.347       116,012
                                                                               2010   1.281       1.399        79,236
                                                                               2009   0.995       1.281       103,253
                                                                               2008   1.632       0.995       105,074
                                                                               2007   1.585       1.632       117,415
                                                                               2006   1.403       1.585       149,719
                                                                               2005   1.351       1.403       163,723
                                                                               2004   1.248       1.351       137,536
                                                                               2003   1.000       1.248        21,629
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)............................................. 2006   1.143       1.129            --
                                                                               2005   1.000       1.143            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98)....................... 2007   2.934       3.071            --
                                                                               2006   2.258       2.934           760
                                                                               2005   1.799       2.258           884
                                                                               2004   1.469       1.799           888
                                                                               2003   1.048       1.469           995
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)......................... 2007   2.611       2.748            --
                                                                               2006   2.007       2.611        55,378
                                                                               2005   1.910       2.007       110,253
                                                                               2004   1.482       1.910        28,436
                                                                               2003   1.128       1.482        85,164
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98).... 2011   2.367       2.584            --
                                                                               2010   1.824       2.367        28,653
                                                                               2009   1.411       1.824        34,170
                                                                               2008   2.052       1.411        32,827
                                                                               2007   2.241       2.052        32,681
                                                                               2006   1.967       2.241        31,842
                                                                               2005   1.833       1.967       147,706
                                                                               2004   1.538       1.833        66,505
                                                                               2003   1.105       1.538        83,010

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 2008   1.369       1.309            --
                                                                                      2007   1.303       1.369         7,403
                                                                                      2006   1.141       1.303        32,589
                                                                                      2005   1.114       1.141        32,999
                                                                                      2004   1.082       1.114        21,475
                                                                                      2003   0.910       1.082        21,527
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.221       1.151            --
                                                                                      2007   1.400       1.221         6,509
                                                                                      2006   1.375       1.400        60,908
                                                                                      2005   1.325       1.375        61,404
                                                                                      2004   1.214       1.325         7,246
                                                                                      2003   0.940       1.214         8,556
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2012   2.122       2.383        17,850
                                                                                      2011   2.427       2.122        27,070
                                                                                      2010   1.925       2.427        34,661
                                                                                      2009   1.404       1.925        47,081
                                                                                      2008   2.371       1.404        52,515
                                                                                      2007   2.097       2.371        61,765
                                                                                      2006   1.902       2.097       136,952
                                                                                      2005   1.643       1.902       184,698
                                                                                      2004   1.344       1.643       152,004
                                                                                      2003   0.991       1.344       157,932
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 2012   1.400       1.522         1,396
                                                                                      2011   1.500       1.400         2,838
                                                                                      2010   1.198       1.500         6,327
                                                                                      2009   0.851       1.198        21,889
                                                                                      2008   1.509       0.851        29,034
                                                                                      2007   1.384       1.509        30,051
                                                                                      2006   1.298       1.384        35,495
                                                                                      2005   1.263       1.298        38,600
                                                                                      2004   1.155       1.263        47,352
                                                                                      2003   0.858       1.155        50,177
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 2006   1.237       1.436            --
                                                                                      2005   1.141       1.237       112,627
                                                                                      2004   1.033       1.141        22,328
                                                                                      2003   0.842       1.033         3,916

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 2008   4.056       1.968            --
                                                                                    2007   3.212       4.056        54,706
                                                                                    2006   2.557       3.212        70,339
                                                                                    2005   2.046       2.557       156,843
                                                                                    2004   1.673       2.046        55,213
                                                                                    2003   1.115       1.673        16,266
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 2012   1.456       1.688       155,917
                                                                                    2011   1.661       1.456       202,203
                                                                                    2010   1.563       1.661       229,436
                                                                                    2009   1.163       1.563       313,338
                                                                                    2008   1.989       1.163       317,796
                                                                                    2007   1.757       1.989       401,624
                                                                                    2006   1.475       1.757       504,934
                                                                                    2005   1.365       1.475       985,445
                                                                                    2004   1.174       1.365        78,323
                                                                                    2003   0.906       1.174        96,582
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 2012   1.720       1.973            --
                                                                                    2011   1.783       1.720            --
                                                                                    2010   1.449       1.783            --
                                                                                    2009   1.023       1.449         1,686
                                                                                    2008   1.858       1.023         1,462
                                                                                    2007   1.556       1.858         1,633
                                                                                    2006   1.400       1.556         1,724
                                                                                    2005   1.275       1.400         7,313
                                                                                    2004   1.079       1.275           710
                                                                                    2003   0.816       1.079           712
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 2006   1.260       1.347            --
                                                                                    2005   1.146       1.260        46,771
                                                                                    2004   1.046       1.146        19,631
                                                                                    2003   0.864       1.046        19,814
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 2012   2.048       2.272            --
                                                                                    2011   3.086       2.048            --
                                                                                    2010   2.517       3.086            --
                                                                                    2009   1.433       2.517            --
                                                                                    2008   3.059       1.433         2,469
                                                                                    2007   2.437       3.059         1,542
                                                                                    2006   1.695       2.437         1,648
                                                                                    2005   1.310       1.695         2,137
                                                                                    2004   1.125       1.310         1,482
                                                                                    2003   0.853       1.125         1,617

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 2006   1.529       1.711            --
                                                                               2005   1.500       1.529            --
                                                                               2004   1.331       1.500            --
                                                                               2003   1.000       1.331            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)................. 2010   0.887       0.938            --
                                                                               2009   0.748       0.887            --
                                                                               2008   1.300       0.748        70,847
                                                                               2007   1.263       1.300        71,146
                                                                               2006   1.118       1.263        77,405
                                                                               2005   1.070       1.118        90,720
                                                                               2004   1.000       1.070            --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).... 2012   1.259       1.466        64,230
                                                                               2011   1.253       1.259        66,966
                                                                               2010   1.022       1.253        70,496
                                                                               2009   0.774       1.022       127,520
                                                                               2008   1.325       0.774       167,171
                                                                               2007   1.331       1.325       157,044
                                                                               2006   1.248       1.331       178,814
                                                                               2005   1.139       1.248       535,182
                                                                               2004   1.057       1.139       166,530
                                                                               2003   0.801       1.057       754,632
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)......... 2012   1.353       1.539        89,072
                                                                               2011   1.345       1.353        94,099
                                                                               2010   1.218       1.345        79,775
                                                                               2009   1.017       1.218       167,914
                                                                               2008   1.467       1.017       165,187
                                                                               2007   1.380       1.467       181,381
                                                                               2006   1.225       1.380       182,175
                                                                               2005   1.198       1.225       251,276
                                                                               2004   1.123       1.198       109,094
                                                                               2003   0.919       1.123       133,048
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)....... 2009   0.826       0.807            --
                                                                               2008   1.193       0.826            --
                                                                               2007   1.196       1.193            --

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 2011   1.033       1.090            --
                                                                                      2010   0.935       1.033         8,386
                                                                                      2009   0.680       0.935        28,792
                                                                                      2008   1.198       0.680       327,610
                                                                                      2007   1.200       1.198       327,886
                                                                                      2006   1.077       1.200       377,809
                                                                                      2005   1.043       1.077       372,592
                                                                                      2004   1.000       1.043        85,207
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 2011   1.074       1.165            --
                                                                                      2010   0.978       1.074         3,079
                                                                                      2009   0.817       0.978         3,079
                                                                                      2008   1.167       0.817         3,079
                                                                                      2007   1.118       1.167         3,079
                                                                                      2006   0.966       1.118        43,878
                                                                                      2005   0.987       0.966        38,974
                                                                                      2004   0.974       0.987            --
                                                                                      2003   0.804       0.974            --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 2012   1.139       1.276         3,079
                                                                                      2011   1.161       1.139         3,079
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01).............................................................................. 2012   1.267       1.428        10,882
                                                                                      2011   1.377       1.267        11,119
                                                                                      2010   1.204       1.377        10,780
                                                                                      2009   0.949       1.204        62,460
                                                                                      2008   1.526       0.949        91,330
                                                                                      2007   1.537       1.526        93,400
                                                                                      2006   1.342       1.537       100,992
                                                                                      2005   1.306       1.342       868,485
                                                                                      2004   1.230       1.306       254,699
                                                                                      2003   0.905       1.230       306,485
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 2012   1.223       1.443        89,558
                                                                                      2011   1.255       1.223       106,868
                                                                                      2010   1.165       1.255       123,391
                                                                                      2009   0.834       1.165       133,607
                                                                                      2008   1.357       0.834       136,902
                                                                                      2007   1.314       1.357       131,290
                                                                                      2006   1.281       1.314       143,612
                                                                                      2005   1.241       1.281       646,909
                                                                                      2004   1.261       1.241       157,766
                                                                                      2003   0.871       1.261       156,369

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2012   1.263       1.443         4,577
                                                                                 2011   1.227       1.263         9,780
                                                                                 2010   1.143       1.227        12,223
                                                                                 2009   0.936       1.143        13,806
                                                                                 2008   1.483       0.936        21,609
                                                                                 2007   1.456       1.483        36,888
                                                                                 2006   1.255       1.456        36,567
                                                                                 2005   1.201       1.255       260,217
                                                                                 2004   1.110       1.201        74,997
                                                                                 2003   0.855       1.110       107,698
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)........... 2012   1.623       1.876         9,391
                                                                                 2011   1.722       1.623         9,362
                                                                                 2010   1.433       1.722        18,423
                                                                                 2009   1.075       1.433        28,423
                                                                                 2008   1.693       1.075        39,724
                                                                                 2007   1.611       1.693        49,490
                                                                                 2006   1.431       1.611        49,454
                                                                                 2005   1.347       1.431        71,116
                                                                                 2004   1.244       1.347        61,162
                                                                                 2003   0.978       1.244        77,854
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)...... 2012   1.228       1.438            --
                                                                                 2011   1.235       1.228            --
                                                                                 2010   1.006       1.235            --
                                                                                 2009   0.718       1.006            --
                                                                                 2008   1.235       0.718            --
                                                                                 2007   1.145       1.235        22,070
                                                                                 2006   1.035       1.145            --
                                                                                 2005   1.000       1.035            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)........ 2007   1.160       1.178            --
                                                                                 2006   1.053       1.160         7,759
                                                                                 2005   1.037       1.053         7,620
                                                                                 2004   1.000       1.037            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)......... 2011   0.965       0.952            --
                                                                                 2010   0.901       0.965         6,797
                                                                                 2009   0.783       0.901         6,850
                                                                                 2008   1.012       0.783        20,239
                                                                                 2007   1.019       1.012        23,658
                                                                                 2006   0.998       1.019        21,444
                                                                                 2005   0.994       0.998        19,702
                                                                                 2004   1.000       0.994            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)..................................................................... 2012   1.252       1.452           205
                                                                              2011   1.255       1.252           211
                                                                              2010   1.113       1.255           213
                                                                              2009   0.730       1.113           207
                                                                              2008   1.076       0.730         4,758
                                                                              2007   1.098       1.076         7,087
                                                                              2006   1.012       1.098         8,044
                                                                              2005   1.000       1.012         5,415
 LMPVIT Western Asset Variable High Income Subaccount (8/98)................. 2012   1.777       2.053         8,717
                                                                              2011   1.769       1.777         9,257
                                                                              2010   1.547       1.769         9,126
                                                                              2009   0.986       1.547         9,822
                                                                              2008   1.436       0.986        11,417
                                                                              2007   1.460       1.436        12,569
                                                                              2006   1.342       1.460        33,776
                                                                              2005   1.333       1.342        63,318
                                                                              2004   1.231       1.333        38,527
                                                                              2003   0.984       1.231        34,465
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)................ 2010   1.021       1.015            --
                                                                              2009   1.039       1.021       267,415
                                                                              2008   1.033       1.039       438,602
                                                                              2007   1.004       1.033     1,062,612
                                                                              2006   0.978       1.004       281,058
                                                                              2005   0.970       0.978       330,317
                                                                              2004   0.981       0.970        53,765
                                                                              2003   0.993       0.981        56,356
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).................................. 2007   1.418       1.486            --
                                                                              2006   1.224       1.418         8,499
                                                                              2005   1.200       1.224        30,065
                                                                              2004   1.129       1.200        31,425
                                                                              2003   0.828       1.129        48,032
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........... 2007   1.593       1.698            --
                                                                              2006   1.439       1.593        20,775
                                                                              2005   1.398       1.439        64,070
                                                                              2004   1.233       1.398        62,886
                                                                              2003   0.886       1.233        79,146

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)......... 2007   1.595       1.656            --
                                                                     2006   1.387       1.595       284,577
                                                                     2005   1.370       1.387       296,809
                                                                     2004   1.240       1.370            --
                                                                     2003   1.000       1.240            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.784       1.964            --
                                                                     2006   1.620       1.784        28,031
                                                                     2005   1.527       1.620       152,408
                                                                     2004   1.255       1.527        10,080
                                                                     2003   1.000       1.255         7,417
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.786       1.719            --
                                                                     2007   1.717       1.786            --
                                                                     2006   1.808       1.717            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06).............. 2012   1.697       1.944        65,244
                                                                     2011   1.688       1.697        79,062
                                                                     2010   1.483       1.688        86,959
                                                                     2009   1.027       1.483       212,518
                                                                     2008   1.382       1.027       109,350
                                                                     2007   1.372       1.382       114,039
                                                                     2006   1.305       1.372       172,462
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.405       1.472            --
                                                                     2006   1.330       1.405        66,755
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2012   1.144       1.273        10,260
                                                                     2011   1.164       1.144        10,698
                                                                     2010   1.054       1.164        13,364
                                                                     2009   0.902       1.054        13,540
                                                                     2008   1.467       0.902        12,449
                                                                     2007   1.459       1.467        66,167
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)........ 2012   1.785       2.210        25,881
                                                                     2011   1.921       1.785        34,339
                                                                     2010   1.685       1.921        38,695
                                                                     2009   1.271       1.685        43,228
                                                                     2008   2.219       1.271        43,760
                                                                     2007   2.708       2.219        48,561

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05).................... 2012   0.963       1.190            --
                                                                                  2011   1.040       0.963            --
                                                                                  2010   0.913       1.040         5,947
                                                                                  2009   0.691       0.913         6,734
                                                                                  2008   1.208       0.691         3,958
                                                                                  2007   1.450       1.208         4,515
                                                                                  2006   1.075       1.450         4,985
                                                                                  2005   1.000       1.075            --
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.254       1.422           382
                                                                                  2011   1.422       1.254         7,718
                                                                                  2010   1.213       1.422         8,442
                                                                                  2009   0.958       1.213         9,380
                                                                                  2008   1.307       0.958         9,240
                                                                                  2007   1.346       1.307        24,028
                                                                                  2006   1.266       1.346        47,417
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   1.458       1.851        18,337
                                                                                  2011   1.728       1.458        20,669
                                                                                  2010   1.510       1.728        22,516
                                                                                  2009   0.991       1.510        23,270
                                                                                  2008   1.704       0.991        35,075
                                                                                  2007   1.753       1.704        42,096
                                                                                  2006   1.594       1.753        50,908
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.354       1.574        23,580
                                                                                  2011   1.393       1.354        27,088
                                                                                  2010   1.123       1.393        29,091
                                                                                  2009   0.853       1.123        33,638
                                                                                  2008   1.417       0.853        36,960
                                                                                  2007   1.297       1.417        49,017
                                                                                  2006   1.310       1.297        50,893
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.157       1.393        18,882
                                                                                  2011   1.273       1.157        30,532
                                                                                  2010   1.183       1.273        39,134
                                                                                  2009   0.843       1.183        36,562
                                                                                  2008   1.478       0.843            --
                                                                                  2007   1.155       1.478        13,607
                                                                                  2006   1.129       1.155         6,521
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.612       0.712       118,282
                                                                                  2011   0.678       0.612       136,507

                          MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05).................. 2011   0.638       0.678            --
                                                                             2010   0.607       0.638       220,654
                                                                             2009   0.448       0.607       224,537
                                                                             2008   1.007       0.448       140,343
                                                                             2007   1.092       1.007       210,223
                                                                             2006   1.044       1.092       233,717
                                                                             2005   1.000       1.044        68,614
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................ 2012   0.973       1.094        71,847
                                                                             2011   1.030       0.973        87,288
                                                                             2010   0.837       1.030        70,581
                                                                             2009   0.674       0.837       120,365
                                                                             2008   1.123       0.674       121,268
                                                                             2007   1.139       1.123       115,757
                                                                             2006   1.035       1.139       136,633
                                                                             2005   1.000       1.035        47,708
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.823       0.781            --
                                                                             2008   1.463       0.823            --
                                                                             2007   1.333       1.463            --
                                                                             2006   1.353       1.333            --
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)............. 2012   1.019       1.072            --
                                                                             2011   1.019       1.019            --
                                                                             2010   1.000       1.019            --
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................ 2012   0.855       0.955            --
                                                                             2011   0.877       0.855            --
                                                                             2010   0.805       0.877            --
                                                                             2009   0.658       0.805            --
                                                                             2008   1.000       0.658            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)...................... 2012   0.897       1.075            --
                                                                             2011   0.982       0.897            --
                                                                             2010   0.941       0.982            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)...... 2012   2.709       3.164            --
                                                                             2011   3.386       2.709            --
                                                                             2010   2.784       3.386            --
                                                                             2009   1.678       2.784            --
                                                                             2008   3.836       1.678           419
                                                                             2007   3.051       3.836           629

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)........ 2012   3.089       3.602        31,631
                                                                                2011   3.875       3.089        46,584
                                                                                2010   3.195       3.875        60,320
                                                                                2009   1.928       3.195        53,270
                                                                                2008   1.757       1.928            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)......... 2012   1.020       1.167        20,039
                                                                                2011   1.165       1.020        32,403
                                                                                2010   1.066       1.165        41,534
                                                                                2009   0.826       1.066        52,453
                                                                                2008   1.462       0.826        59,127
                                                                                2007   1.316       1.462        96,245
                                                                                2006   1.060       1.316        78,178
                                                                                2005   1.000       1.060            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2012   1.048       1.082        28,013
                                                                                2011   1.128       1.048        30,114
                                                                                2010   0.936       1.128        36,513
                                                                                2009   0.698       0.936        44,284
                                                                                2008   1.154       0.698        44,901
                                                                                2007   1.305       1.154        92,882
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............. 2012   1.266       1.356            --
                                                                                2011   1.387       1.266         6,910
                                                                                2010   1.071       1.387         2,560
                                                                                2009   0.694       1.071         2,902
                                                                                2008   1.329       0.694        33,072
                                                                                2007   1.098       1.329            --
                                                                                2006   1.033       1.098            --
                                                                                2005   1.000       1.033            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2012   1.304       1.398        49,111
                                                                                2011   1.193       1.304        65,368
                                                                                2010   1.126       1.193        65,001
                                                                                2009   0.970       1.126        67,380
                                                                                2008   1.059       0.970        79,409
                                                                                2007   1.003       1.059       129,016

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)........ 2012   1.302       1.394         8,404
                                                                          2011   1.195       1.302        14,607
                                                                          2010   1.131       1.195        21,086
                                                                          2009   0.976       1.131        21,549
                                                                          2008   1.069       0.976        16,558
                                                                          2007   0.984       1.069        26,526
                                                                          2006   1.000       0.984        28,132
                                                                          2005   1.000       1.000         9,799
 MIST PIMCO Total Return Subaccount (Class B) (11/05).................... 2012   1.338       1.434       448,347
                                                                          2011   1.322       1.338       578,517
                                                                          2010   1.247       1.322     1,120,191
                                                                          2009   1.077       1.247     1,105,278
                                                                          2008   1.094       1.077       621,158
                                                                          2007   1.037       1.094       485,454
                                                                          2006   1.012       1.037       489,320
                                                                          2005   1.000       1.012       434,651
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.373       1.489            --
                                                                          2011   1.466       1.373         5,153
                                                                          2010   1.287       1.466         7,163
                                                                          2009   1.059       1.287         7,475
                                                                          2008   1.608       1.059         6,979
                                                                          2007   1.562       1.608         7,154
                                                                          2006   1.456       1.562        10,991
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.197       1.320            --
                                                                          2006   1.140       1.197        94,565
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2012   2.315       2.530        23,015
                                                                          2011   2.281       2.315        37,215
                                                                          2010   2.076       2.281        47,707
                                                                          2009   1.702       2.076            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   0.579       0.637            --
                                                                          2011   0.718       0.579            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)......... 2012   0.943       1.091       198,322
                                                                          2011   1.002       0.943       307,210
                                                                          2010   0.873       1.002       354,341
                                                                          2009   0.752       0.873       461,567
                                                                          2008   1.204       0.752       458,696
                                                                          2007   1.184       1.204       495,688
                                                                          2006   1.025       1.184       316,009
                                                                          2005   1.000       1.025         8,121

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09)......... 2012   0.958       1.067            --
                                                                        2011   0.993       0.958            --
                                                                        2010   0.793       0.993            --
                                                                        2009   0.636       0.793            --
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11)......... 2012   2.151       2.494        20,524
                                                                        2011   2.561       2.151        26,133
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06)........ 2012   1.488       1.722            --
                                                                        2011   1.667       1.488           911
                                                                        2010   1.418       1.667         1,662
                                                                        2009   1.143       1.418         1,689
                                                                        2008   1.661       1.143         2,964
                                                                        2007   1.747       1.661         3,055
                                                                        2006   1.711       1.747        23,369
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................. 2012   0.933       1.083            --
                                                                        2011   0.965       0.933            --
                                                                        2010   0.857       0.965            --
                                                                        2009   0.691       0.857            --
                                                                        2008   1.099       0.691            --
                                                                        2007   1.149       1.099         4,778
                                                                        2006   1.010       1.149        13,590
                                                                        2005   1.000       1.010            --
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........... 2012   0.946       1.029       135,219
                                                                        2011   0.996       0.946       175,354
                                                                        2010   0.882       0.996       190,891
                                                                        2009   0.602       0.882       220,789
                                                                        2008   1.132       0.602       227,550
                                                                        2007   0.959       1.132       224,191
                                                                        2006   0.985       0.959       253,129
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2012   1.254       1.320       109,338
                                                                        2011   1.201       1.254       114,348
                                                                        2010   1.132       1.201       134,635
                                                                        2009   1.056       1.132       205,247
                                                                        2008   1.117       1.056       272,839
                                                                        2007   1.073       1.117       253,495
                                                                        2006   1.037       1.073       259,100

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   0.950       1.065        10,439
                                                                          2011   1.064       0.950        10,760
                                                                          2010   0.905       1.064        12,580
                                                                          2009   0.721       0.905        21,652
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   0.982       0.963        38,601
                                                                          2011   1.002       0.982        51,449
                                                                          2010   1.015       1.002       563,112
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.631       0.624            --
                                                                          2008   1.077       0.631         1,877
                                                                          2007   1.141       1.077        24,201
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   1.074       1.189         8,445
                                                                          2011   1.141       1.074         8,549
                                                                          2010   1.039       1.141         3,749
                                                                          2009   0.803       1.039         3,667
                                                                          2008   1.304       0.803         8,285
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.673       0.702            --
                                                                          2008   1.244       0.673        51,846
                                                                          2007   1.220       1.244       113,164
                                                                          2006   1.207       1.220       123,306
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2012   1.103       1.251        22,833
                                                                          2011   1.199       1.103        40,042
                                                                          2010   1.069       1.199        39,024
                                                                          2009   0.895       1.069        71,694
                                                                          2008   1.497       0.895        75,252
                                                                          2007   1.466       1.497        75,366
                                                                          2006   1.433       1.466        74,831
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   1.100       1.246        39,545
                                                                          2011   1.119       1.100        63,121
                                                                          2010   1.025       1.119        57,005
                                                                          2009   0.749       1.025        47,958
                                                                          2008   1.133       0.749         5,375
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)............ 2012   3.208       3.595            --
                                                                          2011   3.260       3.208            --
                                                                          2010   2.614       3.260            --
                                                                          2009   2.129       2.614         7,192

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2012   2.141       2.363            --
                                                                                     2011   2.339       2.141            --
                                                                                     2010   2.188       2.339            --
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 2012   1.400       1.618            --
                                                                                     2011   1.704       1.400            --
                                                                                     2010   1.417       1.704            --
                                                                                     2009   1.068       1.417            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......................... 2012   1.083       1.183        31,425
                                                                                     2011   1.081       1.083        34,040
                                                                                     2010   1.003       1.081        34,881
                                                                                     2009   0.864       1.003        33,238
                                                                                     2008   1.134       0.864        30,050
                                                                                     2007   1.110       1.134        35,105
                                                                                     2006   1.041       1.110        34,990
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................. 2012   1.481       1.694        17,885
                                                                                     2011   1.497       1.481        28,309
                                                                                     2010   1.370       1.497        47,029
                                                                                     2009   1.156       1.370        61,723
                                                                                     2008   1.748       1.156       111,789
                                                                                     2007   1.656       1.748        79,360
                                                                                     2006   1.502       1.656       140,136
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)........................... 2012   1.596       1.717            --
                                                                                     2011   1.723       1.596            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 2012   1.009       1.174        17,347
                                                                                     2011   1.042       1.009        21,256
                                                                                     2010   0.911       1.042        27,263
                                                                                     2009   0.649       0.911        32,623
                                                                                     2008   1.141       0.649        38,012
                                                                                     2007   1.066       1.141        59,814
                                                                                     2006   0.998       1.066       106,342
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................... 2012   1.351       1.536         4,601
                                                                                     2011   1.358       1.351         4,758
                                                                                     2010   1.028       1.358         4,756
                                                                                     2009   0.756       1.028         5,170
                                                                                     2008   1.154       0.756         5,814

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *    2012   1.313       1.333        18,405
                                                                               2011   1.267       1.313        27,356
                                                                               2010   1.219       1.267        34,250
                                                                               2009   1.190       1.219       102,051
                                                                               2008   1.216       1.190       103,121
                                                                               2007   1.186       1.216       402,094
                                                                               2006   1.149       1.186       114,768
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)............... 2007   0.980       0.999            --
                                                                               2006   0.993       0.980       196,208
                                                                               2005   1.000       0.993       998,949
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).............. 2009   1.274       1.315            --
                                                                               2008   1.240       1.274       543,504
                                                                               2007   1.162       1.240       870,840
                                                                               2006   1.142       1.162       991,926
                                                                               2005   1.136       1.142     1,337,278
                                                                               2004   1.105       1.136       325,321
                                                                               2003   1.072       1.105       451,327
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)...................... 2008   1.441       1.336            --
                                                                               2007   1.332       1.441            --
                                                                               2006   1.223       1.332         5,746
                                                                               2005   1.163       1.223         6,236
                                                                               2004   1.102       1.163         6,759
                                                                               2003   0.851       1.102         7,308
 Putnam VT International Equity Subaccount (Class IB) (5/01).................. 2007   1.818       1.966            --
                                                                               2006   1.452       1.818        17,572
                                                                               2005   1.319       1.452        20,423
                                                                               2004   1.158       1.319        22,707
                                                                               2003   0.918       1.158        25,983
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)....................... 2007   2.146       2.289            --
                                                                               2006   1.866       2.146         2,156
                                                                               2005   1.777       1.866         2,174
                                                                               2004   1.436       1.777           536
                                                                               2003   0.978       1.436           623

                    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)........... 2006   1.272       1.353            --
                                                                 2005   1.193       1.272            --
                                                                 2004   1.142       1.193         2,055
                                                                 2003   0.900       1.142         2,301
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).......... 2006   1.657       1.808            --
                                                                 2005   1.503       1.657            --
                                                                 2004   1.316       1.503            --
                                                                 2003   1.003       1.316            --
 Travelers Equity Income Subaccount (5/03)...................... 2006   1.365       1.433            --
                                                                 2005   1.333       1.365        31,202
                                                                 2004   1.237       1.333            --
                                                                 2003   1.000       1.237            --
 Travelers Federated High Yield Subaccount (5/02)............... 2006   1.274       1.305            --
                                                                 2005   1.267       1.274       172,174
                                                                 2004   1.170       1.267        26,733
                                                                 2003   0.975       1.170        37,994
 Travelers Large Cap Subaccount (8/98).......................... 2006   1.172       1.207            --
                                                                 2005   1.100       1.172        96,871
                                                                 2004   1.053       1.100        84,064
                                                                 2003   0.861       1.053        80,471
 Travelers Managed Income Subaccount (7/98)..................... 2006   1.048       1.037            --
                                                                 2005   1.054       1.048       338,043
                                                                 2004   1.045       1.054       237,665
                                                                 2003   0.982       1.045       242,729
 Travelers Mercury Large Cap Core Subaccount (11/98)............ 2006   1.254       1.330            --
                                                                 2005   1.141       1.254        40,697
                                                                 2004   1.004       1.141         9,011
                                                                 2003   0.845       1.004         9,413
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)........ 2006   0.932       0.985            --
                                                                 2005   0.922       0.932       271,154
                                                                 2004   0.824       0.922       129,307
                                                                 2003   0.613       0.824       146,040
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05)......... 2006   1.010       1.041            --
                                                                 2005   1.000       1.010        35,787

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers MFS(Reg. TM) Value Subaccount (11/98)......................... 2006   1.392       1.502            --
                                                                          2005   1.333       1.392       139,842
                                                                          2004   1.172       1.333        81,054
                                                                          2003   0.959       1.172        81,272
 Travelers Mondrian International Stock Subaccount (7/98)................ 2006   1.389       1.594            --
                                                                          2005   1.294       1.389       352,585
                                                                          2004   1.140       1.294        61,533
                                                                          2003   0.904       1.140        64,055
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.373       1.456            --
                                                                          2005   1.321       1.373        11,247
                                                                          2004   1.212       1.321            --
                                                                          2003   1.000       1.212            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.084       1.140            --
                                                                          2005   1.000       1.084        85,262
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.051       1.096            --
                                                                          2005   1.051       1.051       237,895
                                                                          2004   0.972       1.051        14,420
                                                                          2003   0.748       0.972        14,881
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.139       1.310            --
                                                                          2005   1.000       1.139        55,271
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266            --
                                                                          2005   1.000       1.105        18,674
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.193       1.149            --
                                                                          2005   1.166       1.193       112,138
                                                                          2004   1.121       1.166        38,491
                                                                          2003   1.112       1.121        39,671
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.576       1.762            --
                                                                          2011   1.733       1.576            --
                                                                          2010   1.507       1.733            --
                                                                          2009   0.959       1.507            --
                                                                          2008   1.765       0.959            --
                                                                          2007   1.812       1.765            --
                                                                          2006   1.597       1.812            --
                                                                          2005   1.397       1.597            --
                                                                          2004   1.220       1.397            --
                                                                          2003   0.899       1.220            --

                                  MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.076       1.151            --
                                                                                 2006   1.000       1.076       124,878
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 2006   1.023       1.073            --
                                                                                 2005   0.989       1.023       161,850
                                                                                 2004   0.955       0.989       179,351
                                                                                 2003   0.780       0.955       201,197
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.176       1.119            --
                                                                                 2007   1.029       1.176       258,825
                                                                                 2006   1.024       1.029       332,766
                                                                                 2005   0.972       1.024       324,356
                                                                                 2004   0.929       0.972       280,825
                                                                                 2003   0.747       0.929       332,216
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.257       1.312            --
                                                                                 2005   1.228       1.257     2,762,433
                                                                                 2004   1.127       1.228     2,723,310
                                                                                 2003   0.871       1.127     2,556,988
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.154       1.123            --
                                                                                 2005   1.026       1.154     1,059,955
                                                                                 2004   0.967       1.026     1,146,450
                                                                                 2003   0.801       0.967     1,482,187
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.743       2.091     1,166,227
                                                                                 2011   1.953       1.743     1,264,105
                                                                                 2010   1.785       1.953     1,401,329
                                                                                 2009   1.281       1.785     1,806,888
                                                                                 2008   2.123       1.281     2,238,508
                                                                                 2007   1.888       2.123     2,249,129
                                                                                 2006   1.601       1.888     2,575,722
                                                                                 2005   1.433       1.601     3,511,698
                                                                                 2004   1.290       1.433     2,211,980
                                                                                 2003   1.000       1.290       482,061

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03)............... 2012   1.508       1.741      4,284,965
                                                                  2011   1.609       1.508      5,177,775
                                                                  2010   1.385       1.609      5,723,048
                                                                  2009   1.014       1.385      6,604,271
                                                                  2008   1.849       1.014      7,919,705
                                                                  2007   1.681       1.849      8,778,432
                                                                  2006   1.557       1.681     10,618,473
                                                                  2005   1.369       1.557     11,437,393
                                                                  2004   1.242       1.369      8,990,918
                                                                  2003   1.000       1.242      2,669,281
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2012   1.330       1.530      4,533,166
                                                                  2011   1.383       1.330      5,095,865
                                                                  2010   1.268       1.383      5,706,140
                                                                  2009   0.986       1.268      7,082,429
                                                                  2008   1.621       0.986      8,035,935
                                                                  2007   1.576       1.621      8,859,157
                                                                  2006   1.397       1.576     10,473,051
                                                                  2005   1.348       1.397     12,397,314
                                                                  2004   1.247       1.348     10,208,666
                                                                  2003   1.000       1.247      2,447,654
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)................................ 2006   1.142       1.128             --
                                                                  2005   1.000       1.142         36,805
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).......... 2007   2.911       3.045             --
                                                                  2006   2.243       2.911         89,636
                                                                  2005   1.791       2.243        110,825
                                                                  2004   1.464       1.791        163,839
                                                                  2003   1.046       1.464        187,911
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)............ 2007   2.591       2.725             --
                                                                  2006   1.995       2.591      1,806,495
                                                                  2005   1.901       1.995      2,455,523
                                                                  2004   1.477       1.901      2,950,014
                                                                  2003   1.126       1.477      1,699,108

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98)........ 2011   2.334       2.547            --
                                                                                   2010   1.802       2.334       483,397
                                                                                   2009   1.396       1.802       635,745
                                                                                   2008   2.033       1.396       825,294
                                                                                   2007   2.224       2.033     1,157,736
                                                                                   2006   1.954       2.224     1,527,922
                                                                                   2005   1.824       1.954     2,033,550
                                                                                   2004   1.533       1.824     2,581,616
                                                                                   2003   1.103       1.533     1,493,612
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)...................... 2008   1.356       1.296            --
                                                                                   2007   1.293       1.356     1,003,282
                                                                                   2006   1.134       1.293     1,142,881
                                                                                   2005   1.109       1.134     1,379,162
                                                                                   2004   1.078       1.109     2,758,423
                                                                                   2003   0.909       1.078       942,918
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................ 2008   1.209       1.140            --
                                                                                   2007   1.389       1.209       360,038
                                                                                   2006   1.367       1.389       441,348
                                                                                   2005   1.319       1.367       497,538
                                                                                   2004   1.210       1.319       469,890
                                                                                   2003   0.938       1.210       435,447
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2012   2.089       2.344       407,942
                                                                                   2011   2.393       2.089       493,242
                                                                                   2010   1.901       2.393       582,792
                                                                                   2009   1.389       1.901       822,030
                                                                                   2008   2.349       1.389     1,116,822
                                                                                   2007   2.080       2.349     1,276,795
                                                                                   2006   1.890       2.080     1,545,684
                                                                                   2005   1.635       1.890     2,148,163
                                                                                   2004   1.339       1.635     2,021,029
                                                                                   2003   0.989       1.339     1,259,468

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)....... 2012   1.378       1.496       700,750
                                                                                     2011   1.479       1.378       804,874
                                                                                     2010   1.184       1.479       963,546
                                                                                     2009   0.842       1.184     1,220,967
                                                                                     2008   1.495       0.842     1,498,291
                                                                                     2007   1.373       1.495     1,700,496
                                                                                     2006   1.290       1.373     2,194,120
                                                                                     2005   1.257       1.290     2,522,290
                                                                                     2004   1.151       1.257     2,421,369
                                                                                     2003   0.857       1.151     1,885,222
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................ 2006   1.230       1.426            --
                                                                                     2005   1.137       1.230     3,676,496
                                                                                     2004   1.030       1.137     1,964,501
                                                                                     2003   0.841       1.030       864,156
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)......... 2008   4.018       1.947            --
                                                                                     2007   3.187       4.018       881,195
                                                                                     2006   2.541       3.187     1,238,282
                                                                                     2005   2.036       2.541     2,083,724
                                                                                     2004   1.667       2.036     1,763,263
                                                                                     2003   1.113       1.667       884,505
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98).................... 2012   1.434       1.660     2,370,660
                                                                                     2011   1.639       1.434     2,660,780
                                                                                     2010   1.543       1.639     3,183,822
                                                                                     2009   1.150       1.543     3,709,922
                                                                                     2008   1.970       1.150     4,352,258
                                                                                     2007   1.743       1.970     5,438,766
                                                                                     2006   1.465       1.743     6,600,807
                                                                                     2005   1.358       1.465     8,701,028
                                                                                     2004   1.170       1.358     7,564,875
                                                                                     2003   0.904       1.170     3,749,627

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)............... 2012   1.694       1.940       140,220
                                                                          2011   1.759       1.694       190,726
                                                                          2010   1.431       1.759       229,585
                                                                          2009   1.012       1.431       309,875
                                                                          2008   1.840       1.012       369,394
                                                                          2007   1.544       1.840       403,897
                                                                          2006   1.391       1.544       522,453
                                                                          2005   1.268       1.391       532,407
                                                                          2004   1.075       1.268       513,471
                                                                          2003   0.815       1.075       478,990
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........ 2006   1.252       1.337            --
                                                                          2005   1.141       1.252       157,844
                                                                          2004   1.043       1.141       138,228
                                                                          2003   0.862       1.043       119,080
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)................. 2012   2.016       2.234        68,296
                                                                          2011   3.043       2.016        74,740
                                                                          2010   2.486       3.043        73,171
                                                                          2009   1.418       2.486        95,193
                                                                          2008   3.031       1.418       121,007
                                                                          2007   2.418       3.031       129,740
                                                                          2006   1.684       2.418       213,136
                                                                          2005   1.303       1.684       274,428
                                                                          2004   1.121       1.303       383,333
                                                                          2003   0.851       1.121       546,072
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)........................... 2006   1.523       1.702            --
                                                                          2005   1.496       1.523     1,011,831
                                                                          2004   1.330       1.496       916,592
                                                                          2003   1.000       1.330       128,883
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)............ 2010   0.879       0.929            --
                                                                          2009   0.743       0.879       389,025
                                                                          2008   1.293       0.743       594,860
                                                                          2007   1.258       1.293       625,123
                                                                          2006   1.116       1.258       660,369
                                                                          2005   1.069       1.116       850,354
                                                                          2004   1.000       1.069       889,026

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2012   1.240       1.441     1,638,134
                                                                                  2011   1.235       1.240     2,337,765
                                                                                  2010   1.009       1.235     2,787,371
                                                                                  2009   0.766       1.009     3,168,200
                                                                                  2008   1.312       0.766     3,815,148
                                                                                  2007   1.321       1.312     4,352,927
                                                                                  2006   1.240       1.321     5,635,354
                                                                                  2005   1.134       1.240     7,939,620
                                                                                  2004   1.053       1.134     8,619,605
                                                                                  2003   0.799       1.053     4,842,900
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2012   1.333       1.513     1,214,939
                                                                                  2011   1.326       1.333     1,383,129
                                                                                  2010   1.203       1.326     2,002,238
                                                                                  2009   1.006       1.203     2,224,178
                                                                                  2008   1.453       1.006     2,444,908
                                                                                  2007   1.369       1.453     3,389,386
                                                                                  2006   1.218       1.369     3,841,318
                                                                                  2005   1.192       1.218     4,610,016
                                                                                  2004   1.119       1.192     4,145,303
                                                                                  2003   0.917       1.119     2,301,061
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.820       0.801            --
                                                                                  2008   1.187       0.820        90,649
                                                                                  2007   1.190       1.187        89,389
 LMPVET ClearBridge Variable Capital Subaccount (5/04)........................... 2011   1.023       1.079            --
                                                                                  2010   0.927       1.023       518,948
                                                                                  2009   0.675       0.927       715,372
                                                                                  2008   1.192       0.675     1,027,189
                                                                                  2007   1.195       1.192     1,260,940
                                                                                  2006   1.074       1.195     1,982,203
                                                                                  2005   1.042       1.074     2,971,287
                                                                                  2004   1.000       1.042     3,111,082
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)................. 2011   1.060       1.150            --
                                                                                  2010   0.967       1.060       487,470
                                                                                  2009   0.809       0.967       670,328
                                                                                  2008   1.157       0.809       789,596
                                                                                  2007   1.110       1.157       860,052
                                                                                  2006   0.961       1.110     1,227,438
                                                                                  2005   0.983       0.961     1,437,081
                                                                                  2004   0.971       0.983     1,021,889
                                                                                  2003   0.803       0.971       429,822

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11).... 2012   1.123       1.255       242,486
                                                                                   2011   1.146       1.123       284,058
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01)........................................................................... 2012   1.248       1.404     1,291,762
                                                                                   2011   1.358       1.248     1,505,518
                                                                                   2010   1.189       1.358     1,742,537
                                                                                   2009   0.939       1.189     2,129,058
                                                                                   2008   1.512       0.939     2,489,474
                                                                                   2007   1.525       1.512     2,889,263
                                                                                   2006   1.333       1.525     3,130,010
                                                                                   2005   1.299       1.333     4,442,258
                                                                                   2004   1.226       1.299     5,840,818
                                                                                   2003   0.903       1.226     3,765,090
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)......... 2012   1.204       1.419     1,387,051
                                                                                   2011   1.237       1.204     1,620,334
                                                                                   2010   1.151       1.237     2,081,366
                                                                                   2009   0.825       1.151     2,895,902
                                                                                   2008   1.344       0.825     3,704,292
                                                                                   2007   1.303       1.344     4,916,491
                                                                                   2006   1.273       1.303     6,742,063
                                                                                   2005   1.235       1.273     7,863,434
                                                                                   2004   1.257       1.235     9,213,344
                                                                                   2003   0.870       1.257     5,213,341
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.244       1.419       974,052
                                                                                   2011   1.210       1.244     1,178,439
                                                                                   2010   1.129       1.210     1,124,029
                                                                                   2009   0.926       1.129     1,270,166
                                                                                   2008   1.469       0.926     1,472,004
                                                                                   2007   1.444       1.469     1,811,389
                                                                                   2006   1.247       1.444     2,347,103
                                                                                   2005   1.196       1.247     2,753,583
                                                                                   2004   1.106       1.196     2,725,003
                                                                                   2003   0.854       1.106     2,164,480

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)......... 2012   1.598       1.845       714,489
                                                                               2011   1.699       1.598       832,739
                                                                               2010   1.415       1.699       955,118
                                                                               2009   1.063       1.415     1,105,658
                                                                               2008   1.677       1.063     1,317,807
                                                                               2007   1.599       1.677     1,719,393
                                                                               2006   1.422       1.599     2,465,513
                                                                               2005   1.341       1.422     3,144,763
                                                                               2004   1.240       1.341     3,338,803
                                                                               2003   0.976       1.240     2,844,512
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05).... 2012   1.216       1.422       229,861
                                                                               2011   1.225       1.216       360,875
                                                                               2010   0.999       1.225       443,901
                                                                               2009   0.715       0.999       541,114
                                                                               2008   1.231       0.715       599,554
                                                                               2007   1.143       1.231     1,009,809
                                                                               2006   1.035       1.143       270,939
                                                                               2005   1.000       1.035        21,119
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)...... 2007   1.155       1.172            --
                                                                               2006   1.051       1.155        91,552
                                                                               2005   1.036       1.051       244,932
                                                                               2004   1.000       1.036       358,177
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)....... 2011   0.955       0.942            --
                                                                               2010   0.893       0.955       352,995
                                                                               2009   0.777       0.893       461,270
                                                                               2008   1.007       0.777       763,085
                                                                               2007   1.015       1.007       968,787
                                                                               2006   0.995       1.015     1,322,237
                                                                               2005   0.993       0.995     1,459,554
                                                                               2004   1.000       0.993     1,420,636
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)...................................................................... 2012   1.240       1.437        37,439
                                                                               2011   1.245       1.240        33,065
                                                                               2010   1.107       1.245        26,727
                                                                               2009   0.726       1.107        41,146
                                                                               2008   1.072       0.726        45,771
                                                                               2007   1.096       1.072       118,473
                                                                               2006   1.012       1.096        63,366
                                                                               2005   1.000       1.012        15,787

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable High Income Subaccount (8/98)............. 2012   1.749       2.019       339,231
                                                                          2011   1.745       1.749       434,394
                                                                          2010   1.528       1.745       549,450
                                                                          2009   0.975       1.528       669,903
                                                                          2008   1.423       0.975       873,120
                                                                          2007   1.449       1.423     1,053,421
                                                                          2006   1.333       1.449     1,282,291
                                                                          2005   1.327       1.333     1,567,791
                                                                          2004   1.227       1.327     1,602,952
                                                                          2003   0.982       1.227     1,007,745
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............ 2010   1.009       1.002            --
                                                                          2009   1.028       1.009     4,337,296
                                                                          2008   1.023       1.028     5,806,417
                                                                          2007   0.996       1.023     5,430,801
                                                                          2006   0.972       0.996     5,969,032
                                                                          2005   0.965       0.972     8,304,273
                                                                          2004   0.977       0.965     6,477,179
                                                                          2003   0.992       0.977     3,377,802
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).............................. 2007   1.407       1.474            --
                                                                          2006   1.216       1.407       637,215
                                                                          2005   1.194       1.216       994,758
                                                                          2004   1.126       1.194     1,192,081
                                                                          2003   0.827       1.126     1,424,299
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.580       1.684            --
                                                                          2006   1.429       1.580       737,281
                                                                          2005   1.391       1.429       888,975
                                                                          2004   1.229       1.391       909,701
                                                                          2003   0.884       1.229       632,051
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.587       1.646            --
                                                                          2006   1.382       1.587     3,407,645
                                                                          2005   1.366       1.382     5,262,860
                                                                          2004   1.239       1.366     4,680,276
                                                                          2003   1.000       1.239     1,427,837

                       MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............. 2007   1.774       1.952            --
                                                                      2006   1.614       1.774     3,888,289
                                                                      2005   1.523       1.614     5,464,151
                                                                      2004   1.254       1.523     4,795,912
                                                                      2003   1.000       1.254     1,657,442
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   1.769       1.703            --
                                                                      2007   1.704       1.769            --
                                                                      2006   1.795       1.704            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06)............... 2012   1.673       1.913       726,442
                                                                      2011   1.666       1.673       875,640
                                                                      2010   1.466       1.666     1,097,466
                                                                      2009   1.017       1.466     1,386,732
                                                                      2008   1.370       1.017     1,619,437
                                                                      2007   1.362       1.370     2,063,509
                                                                      2006   1.297       1.362     2,757,910
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........... 2007   1.394       1.459            --
                                                                      2006   1.321       1.394       151,407
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........... 2012   1.126       1.252       125,429
                                                                      2011   1.148       1.126       129,296
                                                                      2010   1.041       1.148       184,092
                                                                      2009   0.892       1.041       216,361
                                                                      2008   1.453       0.892       209,634
                                                                      2007   1.447       1.453       164,516
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)......... 2012   1.758       2.173       577,826
                                                                      2011   1.895       1.758       727,538
                                                                      2010   1.664       1.895       865,106
                                                                      2009   1.258       1.664     1,093,455
                                                                      2008   2.198       1.258     1,311,336
                                                                      2007   2.685       2.198     1,497,312
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05)........ 2012   0.954       1.177       461,621
                                                                      2011   1.032       0.954       501,516
                                                                      2010   0.908       1.032       596,141
                                                                      2009   0.688       0.908       338,453
                                                                      2008   1.205       0.688       258,041
                                                                      2007   1.447       1.205       195,517
                                                                      2006   1.074       1.447       210,658
                                                                      2005   1.000       1.074        24,976

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.241       1.406       310,333
                                                                                  2011   1.410       1.241       359,005
                                                                                  2010   1.205       1.410       283,553
                                                                                  2009   0.953       1.205       367,098
                                                                                  2008   1.302       0.953       315,516
                                                                                  2007   1.343       1.302       171,695
                                                                                  2006   1.264       1.343       163,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   1.435       1.820     1,071,910
                                                                                  2011   1.704       1.435     1,386,989
                                                                                  2010   1.492       1.704     1,857,384
                                                                                  2009   0.980       1.492     2,153,813
                                                                                  2008   1.688       0.980     2,745,322
                                                                                  2007   1.739       1.688     3,001,837
                                                                                  2006   1.583       1.739     4,296,817
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.341       1.556       170,532
                                                                                  2011   1.381       1.341       174,778
                                                                                  2010   1.115       1.381       199,123
                                                                                  2009   0.848       1.115       591,209
                                                                                  2008   1.411       0.848       403,143
                                                                                  2007   1.294       1.411       203,452
                                                                                  2006   1.308       1.294       199,273
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.145       1.378       317,447
                                                                                  2011   1.262       1.145       358,150
                                                                                  2010   1.175       1.262       750,751
                                                                                  2009   0.838       1.175       775,370
                                                                                  2008   1.472       0.838       654,661
                                                                                  2007   1.152       1.472        63,874
                                                                                  2006   1.128       1.152        77,105
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.607       0.705     1,008,833
                                                                                  2011   0.672       0.607     1,027,853
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)....................... 2011   0.634       0.672            --
                                                                                  2010   0.603       0.634     1,217,843
                                                                                  2009   0.446       0.603     1,362,904
                                                                                  2008   1.004       0.446     1,311,533
                                                                                  2007   1.090       1.004     1,265,858
                                                                                  2006   1.044       1.090     1,440,860
                                                                                  2005   1.000       1.044       243,446

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................. 2012   0.964       1.083     1,922,501
                                                                              2011   1.022       0.964     2,133,196
                                                                              2010   0.832       1.022     2,666,938
                                                                              2009   0.671       0.832     3,598,059
                                                                              2008   1.120       0.671     3,917,165
                                                                              2007   1.137       1.120     4,545,791
                                                                              2006   1.035       1.137       255,199
                                                                              2005   1.000       1.035         7,948
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.814       0.772            --
                                                                              2008   1.449       0.814       263,505
                                                                              2007   1.323       1.449       252,690
                                                                              2006   1.343       1.323       285,489
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10).............. 2012   1.016       1.068       517,585
                                                                              2011   1.017       1.016       118,537
                                                                              2010   1.000       1.017        96,930
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................. 2012   0.851       0.949        25,769
                                                                              2011   0.873       0.851        30,387
                                                                              2010   0.803       0.873        31,723
                                                                              2009   0.657       0.803        33,133
                                                                              2008   1.000       0.657         7,863
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2012   0.887       1.061       239,019
                                                                              2011   0.972       0.887       252,890
                                                                              2010   0.933       0.972       278,643
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2012   2.667       3.111        29,961
                                                                              2011   3.339       2.667        27,507
                                                                              2010   2.750       3.339        29,978
                                                                              2009   1.660       2.750        38,190
                                                                              2008   3.800       1.660        52,125
                                                                              2007   3.026       3.800        68,130
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)...... 2012   3.042       3.541       581,856
                                                                              2011   3.821       3.042       721,076
                                                                              2010   3.156       3.821       772,941
                                                                              2009   1.907       3.156       821,023
                                                                              2008   1.738       1.907            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)........ 2012   1.011       1.155       446,126
                                                                               2011   1.156       1.011       467,301
                                                                               2010   1.060       1.156       649,584
                                                                               2009   0.822       1.060       751,446
                                                                               2008   1.457       0.822     1,169,669
                                                                               2007   1.314       1.457     1,357,387
                                                                               2006   1.060       1.314       969,087
                                                                               2005   1.000       1.060        13,651
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2012   1.038       1.070       246,114
                                                                               2011   1.119       1.038       322,013
                                                                               2010   0.930       1.119       514,085
                                                                               2009   0.694       0.930       551,565
                                                                               2008   1.149       0.694       583,222
                                                                               2007   1.301       1.149       416,569
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............ 2012   1.254       1.342       281,827
                                                                               2011   1.376       1.254       207,568
                                                                               2010   1.064       1.376       262,591
                                                                               2009   0.691       1.064       591,283
                                                                               2008   1.325       0.691       592,863
                                                                               2007   1.096       1.325       475,518
                                                                               2006   1.033       1.096       465,278
                                                                               2005   1.000       1.033        83,428
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).............. 2012   1.291       1.382       322,862
                                                                               2011   1.183       1.291       328,028
                                                                               2010   1.118       1.183       467,752
                                                                               2009   0.965       1.118       485,598
                                                                               2008   1.055       0.965       632,674
                                                                               2007   1.000       1.055       749,413
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)............. 2012   1.290       1.379       744,567
                                                                               2011   1.186       1.290       810,844
                                                                               2010   1.124       1.186       850,594
                                                                               2009   0.972       1.124       694,033
                                                                               2008   1.066       0.972       780,939
                                                                               2007   0.983       1.066       476,602
                                                                               2006   1.000       0.983       457,360
                                                                               2005   1.000       1.000       129,429

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (11/05)................... 2012   1.326       1.418      8,024,990
                                                                         2011   1.312       1.326      9,540,806
                                                                         2010   1.239       1.312     10,792,267
                                                                         2009   1.072       1.239     12,524,386
                                                                         2008   1.090       1.072      2,322,460
                                                                         2007   1.035       1.090      2,155,154
                                                                         2006   1.011       1.035      1,744,033
                                                                         2005   1.000       1.011        348,077
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2012   1.355       1.467        228,381
                                                                         2011   1.450       1.355        257,546
                                                                         2010   1.274       1.450        318,777
                                                                         2009   1.050       1.274        405,957
                                                                         2008   1.597       1.050        382,943
                                                                         2007   1.553       1.597        416,003
                                                                         2006   1.449       1.553        512,249
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.194       1.316             --
                                                                         2006   1.138       1.194        499,239
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).............. 2012   2.255       2.461        234,171
                                                                         2011   2.226       2.255        245,360
                                                                         2010   2.029       2.226        207,852
                                                                         2009   1.664       2.029         18,506
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2012   0.570       0.626             --
                                                                         2011   0.708       0.570             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)........ 2012   0.934       1.079      3,166,522
                                                                         2011   0.994       0.934      3,689,890
                                                                         2010   0.867       0.994      4,393,355
                                                                         2009   0.748       0.867      5,676,313
                                                                         2008   1.200       0.748      6,189,913
                                                                         2007   1.182       1.200      7,074,834
                                                                         2006   1.025       1.182      5,091,177
                                                                         2005   1.000       1.025         85,086
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09).......... 2012   0.942       1.049         91,898
                                                                         2011   0.978       0.942         92,439
                                                                         2010   0.782       0.978         76,324
                                                                         2009   0.628       0.782         28,873
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11).......... 2012   2.118       2.452        303,564
                                                                         2011   2.524       2.118        391,746

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06).......... 2012   1.469       1.697       229,732
                                                                          2011   1.648       1.469       249,569
                                                                          2010   1.404       1.648       348,008
                                                                          2009   1.134       1.404       451,597
                                                                          2008   1.650       1.134       472,211
                                                                          2007   1.737       1.650       578,459
                                                                          2006   1.702       1.737       347,380
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................... 2012   0.924       1.072        36,686
                                                                          2011   0.958       0.924        64,230
                                                                          2010   0.852       0.958        27,545
                                                                          2009   0.687       0.852        43,829
                                                                          2008   1.095       0.687        82,922
                                                                          2007   1.147       1.095       114,149
                                                                          2006   1.009       1.147       136,633
                                                                          2005   1.000       1.009        48,716
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   0.932       1.011       818,549
                                                                          2011   0.982       0.932       882,471
                                                                          2010   0.871       0.982     1,346,184
                                                                          2009   0.596       0.871     1,724,245
                                                                          2008   1.122       0.596     2,160,486
                                                                          2007   0.951       1.122     2,804,451
                                                                          2006   0.978       0.951     3,331,271
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2012   1.234       1.298     2,083,588
                                                                          2011   1.185       1.234     2,192,642
                                                                          2010   1.118       1.185     2,628,521
                                                                          2009   1.045       1.118     3,287,211
                                                                          2008   1.106       1.045     4,073,539
                                                                          2007   1.065       1.106     6,602,974
                                                                          2006   1.029       1.065     8,916,465
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   0.936       1.048     1,197,638
                                                                          2011   1.049       0.936     1,783,748
                                                                          2010   0.894       1.049     1,315,170
                                                                          2009   0.712       0.894     1,545,381
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   0.967       0.947     3,426,439
                                                                          2011   0.988       0.967     3,144,532
                                                                          2010   1.002       0.988     3,431,604

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.629       0.621            --
                                                                                 2008   1.075       0.629        48,566
                                                                                 2007   1.139       1.075        60,782
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................ 2012   1.058       1.169       829,395
                                                                                 2011   1.126       1.058       999,198
                                                                                 2010   1.026       1.126       619,220
                                                                                 2009   0.794       1.026       883,410
                                                                                 2008   1.291       0.794       896,361
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.666       0.694            --
                                                                                 2008   1.232       0.666     1,559,822
                                                                                 2007   1.211       1.232     1,702,994
                                                                                 2006   1.198       1.211     2,205,633
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2012   1.089       1.233       519,467
                                                                                 2011   1.186       1.089       596,866
                                                                                 2010   1.058       1.186       659,335
                                                                                 2009   0.888       1.058       876,625
                                                                                 2008   1.486       0.888     1,128,030
                                                                                 2007   1.458       1.486     1,130,848
                                                                                 2006   1.427       1.458     1,319,240
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   1.083       1.225       530,795
                                                                                 2011   1.103       1.083       139,044
                                                                                 2010   1.012       1.103       139,981
                                                                                 2009   0.741       1.012       186,101
                                                                                 2008   1.122       0.741       245,512
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)................... 2012   3.125       3.496        84,592
                                                                                 2011   3.180       3.125        93,018
                                                                                 2010   2.553       3.180        19,627
                                                                                 2009   2.081       2.553        13,497
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10)...................... 2012   2.099       2.316            --
                                                                                 2011   2.297       2.099        10,768
                                                                                 2010   2.150       2.297            --
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09).... 2012   1.393       1.608       111,748
                                                                                 2011   1.698       1.393            --
                                                                                 2010   1.415       1.698         1,234
                                                                                 2009   1.068       1.415         1,278

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)..................... 2012   1.073       1.170        43,031
                                                                                2011   1.072       1.073        50,208
                                                                                2010   0.997       1.072        69,203
                                                                                2009   0.860       0.997        79,799
                                                                                2008   1.131       0.860        25,017
                                                                                2007   1.108       1.131        56,052
                                                                                2006   1.040       1.108        24,891
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................ 2012   1.458       1.666     1,133,996
                                                                                2011   1.477       1.458     1,365,367
                                                                                2010   1.353       1.477     1,706,715
                                                                                2009   1.144       1.353     1,533,574
                                                                                2008   1.732       1.144     1,800,423
                                                                                2007   1.643       1.732     2,117,330
                                                                                2006   1.492       1.643     2,608,502
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)...................... 2012   1.568       1.685         7,074
                                                                                2011   1.695       1.568         6,160
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................ 2012   1.000       1.162       196,611
                                                                                2011   1.035       1.000       228,995
                                                                                2010   0.906       1.035       318,449
                                                                                2009   0.646       0.906       437,494
                                                                                2008   1.138       0.646       740,643
                                                                                2007   1.065       1.138       855,670
                                                                                2006   0.998       1.065     1,194,450
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.............. 2012   1.330       1.510        91,424
                                                                                2011   1.339       1.330        95,996
                                                                                2010   1.016       1.339       159,601
                                                                                2009   0.748       1.016       188,692
                                                                                2008   1.142       0.748       249,892
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *     2012   1.293       1.311       495,273
                                                                                2011   1.250       1.293       785,396
                                                                                2010   1.204       1.250       900,675
                                                                                2009   1.177       1.204     1,814,192
                                                                                2008   1.205       1.177     1,656,662
                                                                                2007   1.177       1.205     2,183,770
                                                                                2006   1.141       1.177     2,571,193
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................ 2007   0.978       0.996            --
                                                                                2006   0.992       0.978       999,936
                                                                                2005   1.000       0.992     1,882,916

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.260       1.300             --
                                                                         2008   1.228       1.260     10,805,006
                                                                         2007   1.153       1.228     15,918,260
                                                                         2006   1.134       1.153     18,851,816
                                                                         2005   1.131       1.134     23,310,504
                                                                         2004   1.101       1.131     20,493,427
                                                                         2003   1.070       1.101     10,246,681
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.428       1.323             --
                                                                         2007   1.322       1.428          9,663
                                                                         2006   1.215       1.322         10,455
                                                                         2005   1.157       1.215         30,256
                                                                         2004   1.099       1.157         31,231
                                                                         2003   0.850       1.099         30,741
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.804       1.950             --
                                                                         2006   1.442       1.804        534,468
                                                                         2005   1.313       1.442        612,518
                                                                         2004   1.154       1.313        622,356
                                                                         2003   0.917       1.154        984,783
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.129       2.270             --
                                                                         2006   1.854       2.129        330,380
                                                                         2005   1.769       1.854        468,265
                                                                         2004   1.431       1.769        532,492
                                                                         2003   0.976       1.431        421,407
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)................... 2006   1.264       1.343             --
                                                                         2005   1.187       1.264        362,141
                                                                         2004   1.138       1.187        414,717
                                                                         2003   0.899       1.138        332,549
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................. 2006   1.646       1.795             --
                                                                         2005   1.495       1.646             --
                                                                         2004   1.311       1.495             --
                                                                         2003   1.001       1.311             --
 Travelers Equity Income Subaccount (5/03).............................. 2006   1.360       1.427             --
                                                                         2005   1.329       1.360      1,858,435
                                                                         2004   1.235       1.329      2,049,342
                                                                         2003   1.000       1.235      1,042,189

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Federated High Yield Subaccount (5/02)................ 2006   1.267       1.297             --
                                                                  2005   1.262       1.267      4,089,492
                                                                  2004   1.167       1.262      4,510,695
                                                                  2003   0.974       1.167      1,962,725
 Travelers Large Cap Subaccount (8/98)........................... 2006   1.165       1.198             --
                                                                  2005   1.094       1.165      3,585,364
                                                                  2004   1.049       1.094      2,109,844
                                                                  2003   0.859       1.049      1,787,346
 Travelers Managed Income Subaccount (7/98)...................... 2006   1.041       1.029             --
                                                                  2005   1.049       1.041     12,311,831
                                                                  2004   1.041       1.049     11,779,365
                                                                  2003   0.981       1.041      8,474,227
 Travelers Mercury Large Cap Core Subaccount (11/98)............. 2006   1.246       1.321             --
                                                                  2005   1.136       1.246        165,805
                                                                  2004   1.001       1.136        138,342
                                                                  2003   0.843       1.001        112,239
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)......... 2006   0.926       0.978             --
                                                                  2005   0.917       0.926      3,689,334
                                                                  2004   0.821       0.917      3,462,352
                                                                  2003   0.612       0.821      3,182,376
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05).......... 2006   1.009       1.040             --
                                                                  2005   1.000       1.009          8,444
 Travelers MFS(Reg. TM) Value Subaccount (11/98)................. 2006   1.383       1.492             --
                                                                  2005   1.326       1.383      3,180,554
                                                                  2004   1.168       1.326      3,101,149
                                                                  2003   0.957       1.168      2,976,442
 Travelers Mondrian International Stock Subaccount (7/98)........ 2006   1.381       1.583             --
                                                                  2005   1.287       1.381      6,518,416
                                                                  2004   1.136       1.287      6,381,407
                                                                  2003   0.902       1.136      3,277,659
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.368       1.449             --
                                                                  2005   1.318       1.368        590,922
                                                                  2004   1.211       1.318        418,080
                                                                  2003   1.000       1.211        265,201
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.083       1.138             --
                                                                  2005   1.000       1.083        255,079

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.045       1.088            --
                                                                          2005   1.045       1.045       711,285
                                                                          2004   0.969       1.045       489,976
                                                                          2003   0.746       0.969       452,173
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.138       1.308            --
                                                                          2005   1.000       1.138       197,747
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104        61,967
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.186       1.141            --
                                                                          2005   1.161       1.186     2,296,673
                                                                          2004   1.117       1.161     2,274,110
                                                                          2003   1.110       1.117     1,231,163
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.552       1.732            --
                                                                          2011   1.709       1.552            --
                                                                          2010   1.489       1.709            --
                                                                          2009   0.949       1.489            --
                                                                          2008   1.748       0.949            --
                                                                          2007   1.798       1.748            --
                                                                          2006   1.587       1.798            --
                                                                          2005   1.391       1.587            --
                                                                          2004   1.216       1.391            --
                                                                          2003   0.897       1.216            --



                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                         UNIT      UNIT     NUMBER OF
                                                                        VALUE      VALUE      UNITS
                                                                          AT        AT     OUTSTANDING
                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                 YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........... 2007   1.076       1.149    --
                                                              2006   1.000       1.076    --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........ 2006   1.189       1.246    --
                                                              2005   1.150       1.189    --
                                                              2004   1.111       1.150    --
                                                              2003   1.000       1.111    --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.403       1.336            --
                                                                                 2007   1.230       1.403        54,559
                                                                                 2006   1.225       1.230        55,576
                                                                                 2005   1.164       1.225        88,459
                                                                                 2004   1.114       1.164            --
                                                                                 2003   1.000       1.114            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.246       1.300            --
                                                                                 2005   1.218       1.246       197,909
                                                                                 2004   1.119       1.218            --
                                                                                 2003   1.000       1.119            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.301       1.264            --
                                                                                 2005   1.158       1.301        13,478
                                                                                 2004   1.092       1.158            --
                                                                                 2003   1.000       1.092            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.591       1.907       354,829
                                                                                 2011   1.785       1.591       369,469
                                                                                 2010   1.633       1.785       385,147
                                                                                 2009   1.173       1.633       456,678
                                                                                 2008   1.946       1.173       679,542
                                                                                 2007   1.733       1.946       675,188
                                                                                 2006   1.471       1.733     1,020,586
                                                                                 2005   1.318       1.471     1,025,388
                                                                                 2004   1.187       1.318            --
                                                                                 2003   1.000       1.187            --
 American Funds Growth Subaccount (Class 2) (5/03).............................. 2012   1.383       1.595       871,689
                                                                                 2011   1.477       1.383       965,374
                                                                                 2010   1.272       1.477     1,074,179
                                                                                 2009   0.933       1.272     1,493,626
                                                                                 2008   1.702       0.933     1,831,015
                                                                                 2007   1.549       1.702     1,835,354
                                                                                 2006   1.437       1.549     2,796,255
                                                                                 2005   1.264       1.437     2,659,382
                                                                                 2004   1.148       1.264            --
                                                                                 2003   1.000       1.148            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2012   1.212       1.393       619,670
                                                                               2011   1.262       1.212       707,583
                                                                               2010   1.158       1.262       781,435
                                                                               2009   0.902       1.158     1,167,851
                                                                               2008   1.484       0.902     1,424,878
                                                                               2007   1.444       1.484     1,383,332
                                                                               2006   1.281       1.444     2,104,067
                                                                               2005   1.238       1.281     2,087,870
                                                                               2004   1.146       1.238            --
                                                                               2003   1.000       1.146            --
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)............................................. 2006   1.141       1.127            --
                                                                               2005   1.000       1.141        50,465
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98)....................... 2007   2.425       2.535            --
                                                                               2006   1.870       2.425            --
                                                                               2005   1.494       1.870            --
                                                                               2004   1.223       1.494            --
                                                                               2003   1.000       1.223            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)......................... 2007   1.998       2.100            --
                                                                               2006   1.540       1.998       400,713
                                                                               2005   1.468       1.540       535,065
                                                                               2004   1.142       1.468            --
                                                                               2003   1.000       1.142            --
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98).... 2011   1.795       1.958            --
                                                                               2010   1.387       1.795        55,642
                                                                               2009   1.076       1.387        99,255
                                                                               2008   1.568       1.076       111,084
                                                                               2007   1.717       1.568       174,202
                                                                               2006   1.511       1.717       336,748
                                                                               2005   1.411       1.511       382,579
                                                                               2004   1.187       1.411            --
                                                                               2003   1.000       1.187            --

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 2008   1.393       1.330            --
                                                                                      2007   1.329       1.393       110,959
                                                                                      2006   1.166       1.329       224,821
                                                                                      2005   1.142       1.166       301,679
                                                                                      2004   1.112       1.142            --
                                                                                      2003   1.000       1.112            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.143       1.077            --
                                                                                      2007   1.314       1.143        39,745
                                                                                      2006   1.294       1.314        44,619
                                                                                      2005   1.250       1.294        43,648
                                                                                      2004   1.148       1.250            --
                                                                                      2003   1.000       1.148            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2012   1.853       2.076       114,448
                                                                                      2011   2.124       1.853       114,383
                                                                                      2010   1.689       2.124       135,090
                                                                                      2009   1.235       1.689       201,811
                                                                                      2008   2.091       1.235       230,956
                                                                                      2007   1.854       2.091       240,023
                                                                                      2006   1.686       1.854       316,973
                                                                                      2005   1.460       1.686       407,367
                                                                                      2004   1.197       1.460            --
                                                                                      2003   1.000       1.197            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 2012   1.416       1.535         2,608
                                                                                      2011   1.521       1.416         2,878
                                                                                      2010   1.218       1.521         3,305
                                                                                      2009   0.867       1.218         3,902
                                                                                      2008   1.542       0.867         4,292
                                                                                      2007   1.417       1.542        13,675
                                                                                      2006   1.332       1.417        29,149
                                                                                      2005   1.300       1.332        49,583
                                                                                      2004   1.192       1.300            --
                                                                                      2003   1.000       1.192            --
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 2006   1.331       1.541            --
                                                                                      2005   1.230       1.331       612,703
                                                                                      2004   1.117       1.230            --
                                                                                      2003   1.000       1.117            --

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 2008   3.030       1.467            --
                                                                                    2007   2.406       3.030       303,417
                                                                                    2006   1.920       2.406       453,962
                                                                                    2005   1.540       1.920       503,363
                                                                                    2004   1.262       1.540            --
                                                                                    2003   1.000       1.262            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 2012   1.428       1.651       433,168
                                                                                    2011   1.634       1.428       522,858
                                                                                    2010   1.540       1.634       596,890
                                                                                    2009   1.149       1.540       819,769
                                                                                    2008   1.970       1.149       920,193
                                                                                    2007   1.745       1.970     1,042,846
                                                                                    2006   1.468       1.745     1,477,755
                                                                                    2005   1.362       1.468     1,607,276
                                                                                    2004   1.175       1.362            --
                                                                                    2003   1.000       1.175            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 2012   1.784       2.041        16,114
                                                                                    2011   1.854       1.784        16,040
                                                                                    2010   1.510       1.854        18,721
                                                                                    2009   1.068       1.510        20,265
                                                                                    2008   1.946       1.068        18,984
                                                                                    2007   1.634       1.946        18,354
                                                                                    2006   1.474       1.634        34,590
                                                                                    2005   1.345       1.474        82,380
                                                                                    2004   1.141       1.345            --
                                                                                    2003   1.000       1.141            --
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 2006   1.344       1.435            --
                                                                                    2005   1.226       1.344        19,043
                                                                                    2004   1.122       1.226            --
                                                                                    2003   1.000       1.122            --
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 2012   2.177       2.410            --
                                                                                    2011   3.288       2.177            --
                                                                                    2010   2.689       3.288            --
                                                                                    2009   1.535       2.689            --
                                                                                    2008   3.285       1.535            --
                                                                                    2007   2.623       3.285            --
                                                                                    2006   1.829       2.623            --
                                                                                    2005   1.417       1.829            --
                                                                                    2004   1.220       1.417            --
                                                                                    2003   1.000       1.220            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 2006   1.341       1.497            --
                                                                               2005   1.318       1.341       379,569
                                                                               2004   1.172       1.318            --
                                                                               2003   1.000       1.172            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)................. 2010   0.874       0.924            --
                                                                               2009   0.739       0.874       164,925
                                                                               2008   1.288       0.739       197,236
                                                                               2007   1.255       1.288       114,011
                                                                               2006   1.114       1.255       393,643
                                                                               2005   1.068       1.114       498,211
                                                                               2004   1.000       1.068            --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).... 2012   1.326       1.539       181,372
                                                                               2011   1.322       1.326       204,827
                                                                               2010   1.081       1.322       242,981
                                                                               2009   0.821       1.081       350,105
                                                                               2008   1.409       0.821       352,063
                                                                               2007   1.419       1.409       371,894
                                                                               2006   1.334       1.419       805,512
                                                                               2005   1.221       1.334       772,048
                                                                               2004   1.135       1.221            --
                                                                               2003   1.000       1.135            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)......... 2012   1.322       1.499       138,077
                                                                               2011   1.317       1.322       177,427
                                                                               2010   1.195       1.317       213,262
                                                                               2009   1.001       1.195       237,394
                                                                               2008   1.447       1.001       222,437
                                                                               2007   1.364       1.447       454,728
                                                                               2006   1.215       1.364       518,613
                                                                               2005   1.191       1.215       475,399
                                                                               2004   1.119       1.191            --
                                                                               2003   1.000       1.119            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)....... 2009   0.816       0.797            --
                                                                               2008   1.182       0.816         2,918
                                                                               2007   1.186       1.182         2,918

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 2011   1.016       1.072            --
                                                                                      2010   0.922       1.016       156,531
                                                                                      2009   0.672       0.922       345,581
                                                                                      2008   1.187       0.672       380,593
                                                                                      2007   1.192       1.187       355,910
                                                                                      2006   1.072       1.192       489,603
                                                                                      2005   1.041       1.072       492,207
                                                                                      2004   1.000       1.041            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 2011   1.193       1.293            --
                                                                                      2010   1.089       1.193        69,532
                                                                                      2009   0.912       1.089       118,008
                                                                                      2008   1.306       0.912       118,971
                                                                                      2007   1.254       1.306       120,320
                                                                                      2006   1.087       1.254       135,626
                                                                                      2005   1.113       1.087       137,209
                                                                                      2004   1.101       1.113            --
                                                                                      2003   1.000       1.101            --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 2012   1.262       1.410         7,244
                                                                                      2011   1.289       1.262         8,089
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01).............................................................................. 2012   1.179       1.326        50,268
                                                                                      2011   1.285       1.179        50,767
                                                                                      2010   1.126       1.285        50,749
                                                                                      2009   0.890       1.126        75,435
                                                                                      2008   1.435       0.890        75,947
                                                                                      2007   1.448       1.435        74,067
                                                                                      2006   1.268       1.448       124,019
                                                                                      2005   1.237       1.268       127,045
                                                                                      2004   1.168       1.237            --
                                                                                      2003   1.000       1.168            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 2012   1.110       1.307        47,642
                                                                                      2011   1.142       1.110        68,525
                                                                                      2010   1.063       1.142       104,296
                                                                                      2009   0.763       1.063       136,000
                                                                                      2008   1.244       0.763       207,252
                                                                                      2007   1.208       1.244       285,792
                                                                                      2006   1.180       1.208       346,145
                                                                                      2005   1.147       1.180       489,917
                                                                                      2004   1.168       1.147            --
                                                                                      2003   1.000       1.168            --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2012   1.279       1.457        76,808
                                                                                 2011   1.246       1.279        79,114
                                                                                 2010   1.163       1.246        80,688
                                                                                 2009   0.955       1.163        94,132
                                                                                 2008   1.517       0.955        92,961
                                                                                 2007   1.492       1.517       169,297
                                                                                 2006   1.290       1.492       220,301
                                                                                 2005   1.238       1.290       202,050
                                                                                 2004   1.146       1.238            --
                                                                                 2003   1.000       1.146            --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)........... 2012   1.480       1.707         6,187
                                                                                 2011   1.575       1.480        15,628
                                                                                 2010   1.314       1.575        19,567
                                                                                 2009   0.988       1.314        21,745
                                                                                 2008   1.560       0.988        25,067
                                                                                 2007   1.488       1.560        88,299
                                                                                 2006   1.325       1.488       130,286
                                                                                 2005   1.251       1.325       155,317
                                                                                 2004   1.158       1.251            --
                                                                                 2003   1.000       1.158            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)...... 2012   1.209       1.412        24,378
                                                                                 2011   1.219       1.209        28,426
                                                                                 2010   0.995       1.219        40,392
                                                                                 2009   0.713       0.995        52,970
                                                                                 2008   1.229       0.713        85,110
                                                                                 2007   1.142       1.229        99,569
                                                                                 2006   1.035       1.142        51,015
                                                                                 2005   1.000       1.035         8,023
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)........ 2007   1.152       1.168            --
                                                                                 2006   1.049       1.152            --
                                                                                 2005   1.035       1.049            --
                                                                                 2004   1.000       1.035            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)......... 2011   0.949       0.936            --
                                                                                 2010   0.888       0.949        24,649
                                                                                 2009   0.773       0.888        47,702
                                                                                 2008   1.003       0.773        56,080
                                                                                 2007   1.012       1.003        74,582
                                                                                 2006   0.993       1.012        73,548
                                                                                 2005   0.992       0.993        76,168
                                                                                 2004   1.000       0.992            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)..................................................................... 2012   1.233       1.427        23,483
                                                                              2011   1.239       1.233        23,483
                                                                              2010   1.102       1.239        10,905
                                                                              2009   0.724       1.102        47,050
                                                                              2008   1.070       0.724        50,730
                                                                              2007   1.095       1.070        60,247
                                                                              2006   1.011       1.095        76,196
                                                                              2005   1.000       1.011            --
 LMPVIT Western Asset Variable High Income Subaccount (8/98)................. 2012   1.557       1.796        12,854
                                                                              2011   1.555       1.557        13,762
                                                                              2010   1.363       1.555        14,290
                                                                              2009   0.871       1.363        37,694
                                                                              2008   1.272       0.871        43,298
                                                                              2007   1.296       1.272        61,157
                                                                              2006   1.194       1.296        60,156
                                                                              2005   1.189       1.194        57,681
                                                                              2004   1.101       1.189            --
                                                                              2003   1.000       1.101            --
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)................ 2010   1.019       1.012            --
                                                                              2009   1.040       1.019       374,597
                                                                              2008   1.036       1.040       407,329
                                                                              2007   1.009       1.036       392,316
                                                                              2006   0.986       1.009       420,282
                                                                              2005   0.981       0.986       808,230
                                                                              2004   0.994       0.981            --
                                                                              2003   1.000       0.994            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).................................. 2007   1.457       1.526            --
                                                                              2006   1.261       1.457            --
                                                                              2005   1.239       1.261            --
                                                                              2004   1.169       1.239            --
                                                                              2003   1.000       1.169            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........... 2007   1.582       1.685            --
                                                                              2006   1.432       1.582        62,977
                                                                              2005   1.395       1.432        63,577
                                                                              2004   1.234       1.395            --
                                                                              2003   1.000       1.234            --

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)......... 2007   1.456       1.510            --
                                                                     2006   1.269       1.456       703,215
                                                                     2005   1.256       1.269       957,464
                                                                     2004   1.140       1.256            --
                                                                     2003   1.000       1.140            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.630       1.793            --
                                                                     2006   1.484       1.630       623,496
                                                                     2005   1.402       1.484       738,828
                                                                     2004   1.155       1.402            --
                                                                     2003   1.000       1.155            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.574       1.514            --
                                                                     2007   1.517       1.574            --
                                                                     2006   1.600       1.517            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06).............. 2012   1.550       1.771        74,231
                                                                     2011   1.546       1.550        89,015
                                                                     2010   1.361       1.546        98,043
                                                                     2009   0.945       1.361       134,337
                                                                     2008   1.275       0.945       195,973
                                                                     2007   1.269       1.275       194,113
                                                                     2006   1.209       1.269       359,014
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.513       1.583            --
                                                                     2006   1.434       1.513        50,029
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2012   1.216       1.350        39,237
                                                                     2011   1.241       1.216        61,200
                                                                     2010   1.127       1.241        64,118
                                                                     2009   0.966       1.127        32,399
                                                                     2008   1.575       0.966        27,840
                                                                     2007   1.570       1.575        38,397
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)........ 2012   1.348       1.666        53,134
                                                                     2011   1.455       1.348        82,473
                                                                     2010   1.279       1.455        94,446
                                                                     2009   0.968       1.279       154,501
                                                                     2008   1.693       0.968       186,860
                                                                     2007   2.070       1.693       201,069

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05).................... 2012   0.948       1.169       164,037
                                                                                  2011   1.027       0.948       182,090
                                                                                  2010   0.904       1.027       201,325
                                                                                  2009   0.686       0.904       222,534
                                                                                  2008   1.202       0.686       207,576
                                                                                  2007   1.446       1.202       217,863
                                                                                  2006   1.074       1.446       202,197
                                                                                  2005   1.000       1.074        74,852
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.233       1.395        74,317
                                                                                  2011   1.402       1.233        77,370
                                                                                  2010   1.199       1.402        57,637
                                                                                  2009   0.950       1.199        94,459
                                                                                  2008   1.298       0.950       101,718
                                                                                  2007   1.340       1.298        81,285
                                                                                  2006   1.263       1.340       115,090
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   1.452       1.839       100,386
                                                                                  2011   1.725       1.452        94,162
                                                                                  2010   1.512       1.725       114,617
                                                                                  2009   0.994       1.512       123,064
                                                                                  2008   1.714       0.994       170,734
                                                                                  2007   1.768       1.714       307,651
                                                                                  2006   1.611       1.768       497,705
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.332       1.544         8,230
                                                                                  2011   1.373       1.332        22,640
                                                                                  2010   1.110       1.373        37,371
                                                                                  2009   0.845       1.110       121,031
                                                                                  2008   1.408       0.845        70,319
                                                                                  2007   1.292       1.408        61,220
                                                                                  2006   1.307       1.292        68,135
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.138       1.367        98,918
                                                                                  2011   1.255       1.138       129,597
                                                                                  2010   1.170       1.255       154,920
                                                                                  2009   0.835       1.170        91,431
                                                                                  2008   1.468       0.835       114,823
                                                                                  2007   1.150       1.468        78,103
                                                                                  2006   1.127       1.150        56,844
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.603       0.700       245,894
                                                                                  2011   0.668       0.603       311,784

                          MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05).................. 2011   0.630       0.668            --
                                                                             2010   0.600       0.630       383,434
                                                                             2009   0.445       0.600       559,705
                                                                             2008   1.002       0.445       645,679
                                                                             2007   1.089       1.002       548,276
                                                                             2006   1.044       1.089       868,265
                                                                             2005   1.000       1.044       343,542
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................ 2012   0.958       1.075       268,952
                                                                             2011   1.017       0.958       294,959
                                                                             2010   0.828       1.017       312,675
                                                                             2009   0.669       0.828       522,840
                                                                             2008   1.117       0.669       505,012
                                                                             2007   1.136       1.117       827,507
                                                                             2006   1.035       1.136       161,407
                                                                             2005   1.000       1.035        51,930
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.809       0.767            --
                                                                             2008   1.441       0.809        12,953
                                                                             2007   1.316       1.441        19,317
                                                                             2006   1.338       1.316        19,406
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)............. 2012   1.015       1.065        41,310
                                                                             2011   1.017       1.015        13,704
                                                                             2010   1.000       1.017         3,775
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................ 2012   0.847       0.944        75,644
                                                                             2011   0.871       0.847        26,560
                                                                             2010   0.802       0.871        13,800
                                                                             2009   0.656       0.802        14,291
                                                                             2008   1.000       0.656            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)...................... 2012   0.880       1.052         3,786
                                                                             2011   0.966       0.880        42,113
                                                                             2010   0.927       0.966        44,336
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)...... 2012   2.211       2.575            --
                                                                             2011   2.770       2.211            --
                                                                             2010   2.284       2.770            --
                                                                             2009   1.380       2.284            --
                                                                             2008   3.162       1.380            --
                                                                             2007   2.519       3.162            --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)........ 2012   2.285       2.657       142,331
                                                                                2011   2.873       2.285       171,739
                                                                                2010   2.375       2.873       192,709
                                                                                2009   1.437       2.375       228,631
                                                                                2008   1.310       1.437            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)......... 2012   1.005       1.147        61,517
                                                                                2011   1.150       1.005        95,223
                                                                                2010   1.055       1.150       105,435
                                                                                2009   0.820       1.055       163,751
                                                                                2008   1.454       0.820       223,767
                                                                                2007   1.312       1.454       240,163
                                                                                2006   1.060       1.312       237,984
                                                                                2005   1.000       1.060        54,057
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2012   1.031       1.061       117,832
                                                                                2011   1.112       1.031       158,062
                                                                                2010   0.925       1.112       176,752
                                                                                2009   0.692       0.925       173,009
                                                                                2008   1.146       0.692       222,391
                                                                                2007   1.299       1.146       170,274
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............. 2012   1.247       1.332        44,962
                                                                                2011   1.369       1.247        49,193
                                                                                2010   1.059       1.369        64,380
                                                                                2009   0.689       1.059       127,814
                                                                                2008   1.322       0.689       172,883
                                                                                2007   1.095       1.322       164,107
                                                                                2006   1.033       1.095       199,443
                                                                                2005   1.000       1.033        99,239
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2012   1.283       1.372       158,025
                                                                                2011   1.176       1.283       169,694
                                                                                2010   1.113       1.176       200,119
                                                                                2009   0.961       1.113       460,566
                                                                                2008   1.052       0.961       545,641
                                                                                2007   0.998       1.052       674,930

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)........ 2012   1.282       1.369       107,510
                                                                          2011   1.179       1.282       128,381
                                                                          2010   1.119       1.179       140,007
                                                                          2009   0.969       1.119       148,911
                                                                          2008   1.064       0.969       140,857
                                                                          2007   0.982       1.064       179,352
                                                                          2006   0.999       0.982       196,433
                                                                          2005   1.000       0.999       100,052
 MIST PIMCO Total Return Subaccount (Class B) (11/05).................... 2012   1.318       1.408     1,166,606
                                                                          2011   1.306       1.318     1,305,166
                                                                          2010   1.234       1.306     1,404,238
                                                                          2009   1.069       1.234     1,969,285
                                                                          2008   1.088       1.069       839,363
                                                                          2007   1.034       1.088     1,007,886
                                                                          2006   1.011       1.034     1,127,994
                                                                          2005   1.000       1.011       400,532
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.250       1.352       110,274
                                                                          2011   1.339       1.250       170,052
                                                                          2010   1.178       1.339       175,599
                                                                          2009   0.972       1.178       203,348
                                                                          2008   1.479       0.972       190,205
                                                                          2007   1.440       1.479       183,055
                                                                          2006   1.345       1.440       190,806
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.192       1.313            --
                                                                          2006   1.137       1.192       199,498
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2012   2.216       2.415            --
                                                                          2011   2.189       2.216            --
                                                                          2010   1.997       2.189            --
                                                                          2009   1.640       1.997            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   0.564       0.618            --
                                                                          2011   0.700       0.564            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)......... 2012   0.929       1.071       462,340
                                                                          2011   0.989       0.929       651,759
                                                                          2010   0.864       0.989       724,623
                                                                          2009   0.746       0.864       925,559
                                                                          2008   1.198       0.746     1,047,927
                                                                          2007   1.180       1.198     1,260,159
                                                                          2006   1.024       1.180     1,100,098
                                                                          2005   1.000       1.024       126,347

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09)......... 2012   0.932       1.036        14,139
                                                                        2011   0.969       0.932        22,023
                                                                        2010   0.775       0.969        23,839
                                                                        2009   0.623       0.775        10,386
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11)......... 2012   1.627       1.882        37,670
                                                                        2011   1.940       1.627        47,100
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06)........ 2012   1.285       1.483        96,764
                                                                        2011   1.443       1.285       132,214
                                                                        2010   1.230       1.443       141,492
                                                                        2009   0.995       1.230       213,142
                                                                        2008   1.449       0.995       239,219
                                                                        2007   1.527       1.449       298,003
                                                                        2006   1.497       1.527       272,450
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................. 2012   0.919       1.064        18,389
                                                                        2011   0.953       0.919        54,067
                                                                        2010   0.848       0.953        65,871
                                                                        2009   0.685       0.848       121,861
                                                                        2008   1.093       0.685       107,334
                                                                        2007   1.146       1.093        95,511
                                                                        2006   1.009       1.146        95,414
                                                                        2005   1.000       1.009            --
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........... 2012   1.274       1.381        67,612
                                                                        2011   1.344       1.274        74,562
                                                                        2010   1.193       1.344        87,582
                                                                        2009   0.817       1.193       122,643
                                                                        2008   1.540       0.817       161,138
                                                                        2007   1.307       1.540       156,917
                                                                        2006   1.344       1.307       319,560
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2012   1.210       1.271       199,173
                                                                        2011   1.162       1.210       253,074
                                                                        2010   1.098       1.162       327,111
                                                                        2009   1.027       1.098       367,697
                                                                        2008   1.089       1.027       467,779
                                                                        2007   1.049       1.089       638,425
                                                                        2006   1.015       1.049       690,736

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   0.993       1.111       105,825
                                                                          2011   1.115       0.993       163,875
                                                                          2010   0.951       1.115       117,951
                                                                          2009   0.758       0.951       166,618
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   0.976       0.954       292,630
                                                                          2011   0.997       0.976       244,746
                                                                          2010   1.012       0.997       201,157
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.627       0.619            --
                                                                          2008   1.073       0.627            --
                                                                          2007   1.138       1.073            --
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   1.082       1.194       160,542
                                                                          2011   1.152       1.082       155,320
                                                                          2010   1.052       1.152        41,074
                                                                          2009   0.815       1.052       100,756
                                                                          2008   1.325       0.815       105,507
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.709       0.738            --
                                                                          2008   1.313       0.709       178,407
                                                                          2007   1.292       1.313       143,552
                                                                          2006   1.280       1.292       192,750
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2012   0.989       1.119       175,478
                                                                          2011   1.079       0.989       177,193
                                                                          2010   0.964       1.079       189,808
                                                                          2009   0.809       0.964       286,845
                                                                          2008   1.356       0.809       268,552
                                                                          2007   1.332       1.356       316,165
                                                                          2006   1.304       1.332       420,771
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   1.287       1.455        56,257
                                                                          2011   1.313       1.287        17,725
                                                                          2010   1.206       1.313        21,630
                                                                          2009   0.883       1.206        78,476
                                                                          2008   1.339       0.883        47,090
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)............ 2012   3.070       3.431        17,053
                                                                          2011   3.127       3.070        22,116
                                                                          2010   2.513       3.127        15,052
                                                                          2009   2.050       2.513         4,961

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2012   2.072       2.285            --
                                                                                     2011   2.269       2.072         9,241
                                                                                     2010   2.126       2.269            --
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 2012   1.389       1.601        15,726
                                                                                     2011   1.695       1.389         1,849
                                                                                     2010   1.413       1.695         2,918
                                                                                     2009   1.067       1.413         6,826
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......................... 2012   1.067       1.162       250,261
                                                                                     2011   1.067       1.067        70,614
                                                                                     2010   0.993       1.067        76,631
                                                                                     2009   0.857       0.993       105,670
                                                                                     2008   1.128       0.857        60,057
                                                                                     2007   1.107       1.128        55,967
                                                                                     2006   1.040       1.107       109,061
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................. 2012   1.416       1.615        88,598
                                                                                     2011   1.435       1.416       133,893
                                                                                     2010   1.317       1.435       183,174
                                                                                     2009   1.114       1.317       192,715
                                                                                     2008   1.688       1.114       267,982
                                                                                     2007   1.603       1.688       259,718
                                                                                     2006   1.457       1.603       445,394
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)........................... 2012   1.550       1.664            --
                                                                                     2011   1.677       1.550            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 2012   0.994       1.154         6,052
                                                                                     2011   1.030       0.994         6,433
                                                                                     2010   0.902       1.030         7,009
                                                                                     2009   0.645       0.902        10,379
                                                                                     2008   1.136       0.645        23,492
                                                                                     2007   1.064       1.136        42,787
                                                                                     2006   0.998       1.064        44,314
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................... 2012   1.252       1.419        36,365
                                                                                     2011   1.262       1.252        36,694
                                                                                     2010   0.958       1.262        38,219
                                                                                     2009   0.706       0.958        39,870
                                                                                     2008   1.079       0.706        39,707

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *    2012   1.177       1.192       185,839
                                                                               2011   1.139       1.177        47,873
                                                                               2010   1.099       1.139        50,370
                                                                               2009   1.075       1.099       114,973
                                                                               2008   1.101       1.075       254,822
                                                                               2007   1.077       1.101       789,527
                                                                               2006   1.045       1.077       296,322
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)............... 2007   0.976       0.994            --
                                                                               2006   0.991       0.976       980,844
                                                                               2005   1.000       0.991     1,014,213
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).............. 2009   1.167       1.203            --
                                                                               2008   1.138       1.167     1,358,535
                                                                               2007   1.070       1.138     1,934,410
                                                                               2006   1.053       1.070     2,796,229
                                                                               2005   1.051       1.053     3,203,299
                                                                               2004   1.024       1.051            --
                                                                               2003   1.000       1.024            --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)...................... 2008   1.457       1.349            --
                                                                               2007   1.350       1.457            --
                                                                               2006   1.243       1.350            --
                                                                               2005   1.184       1.243            --
                                                                               2004   1.125       1.184            --
                                                                               2003   1.000       1.125            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).................. 2007   1.839       1.987            --
                                                                               2006   1.472       1.839            --
                                                                               2005   1.341       1.472            --
                                                                               2004   1.180       1.341            --
                                                                               2003   1.000       1.180            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)....................... 2007   1.833       1.954            --
                                                                               2006   1.598       1.833       100,271
                                                                               2005   1.526       1.598       108,694
                                                                               2004   1.236       1.526            --
                                                                               2003   1.000       1.236            --

                    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)........... 2006   1.259       1.338            --
                                                                 2005   1.184       1.259        26,121
                                                                 2004   1.136       1.184            --
                                                                 2003   1.000       1.136            --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).......... 2006   1.468       1.600            --
                                                                 2005   1.335       1.468            --
                                                                 2004   1.172       1.335            --
                                                                 2003   1.000       1.172            --
 Travelers Equity Income Subaccount (5/03)...................... 2006   1.243       1.304            --
                                                                 2005   1.217       1.243       400,433
                                                                 2004   1.132       1.217            --
                                                                 2003   1.000       1.132            --
 Travelers Federated High Yield Subaccount (5/02)............... 2006   1.181       1.209            --
                                                                 2005   1.177       1.181       443,091
                                                                 2004   1.090       1.177            --
                                                                 2003   1.000       1.090            --
 Travelers Large Cap Subaccount (8/98).......................... 2006   1.244       1.280            --
                                                                 2005   1.170       1.244       207,239
                                                                 2004   1.123       1.170            --
                                                                 2003   1.000       1.123            --
 Travelers Managed Income Subaccount (7/98)..................... 2006   1.026       1.015            --
                                                                 2005   1.035       1.026       783,516
                                                                 2004   1.029       1.035            --
                                                                 2003   1.000       1.029            --
 Travelers Mercury Large Cap Core Subaccount (11/98)............ 2006   1.353       1.434            --
                                                                 2005   1.235       1.353        33,935
                                                                 2004   1.089       1.235            --
                                                                 2003   1.000       1.089            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)........ 2006   1.273       1.344            --
                                                                 2005   1.263       1.273       386,097
                                                                 2004   1.131       1.263            --
                                                                 2003   1.000       1.131            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05)......... 2006   1.009       1.040            --
                                                                 2005   1.000       1.009        39,965

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers MFS(Reg. TM) Value Subaccount (11/98)......................... 2006   1.351       1.457            --
                                                                          2005   1.297       1.351       569,806
                                                                          2004   1.143       1.297            --
                                                                          2003   1.000       1.143            --
 Travelers Mondrian International Stock Subaccount (7/98)................ 2006   1.405       1.611            --
                                                                          2005   1.311       1.405       717,385
                                                                          2004   1.158       1.311            --
                                                                          2003   1.000       1.158            --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.270       1.345            --
                                                                          2005   1.225       1.270       232,573
                                                                          2004   1.126       1.225            --
                                                                          2003   1.000       1.126            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.083       1.137            --
                                                                          2005   1.000       1.083       164,581
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.201       1.251            --
                                                                          2005   1.203       1.201        59,162
                                                                          2004   1.116       1.203            --
                                                                          2003   1.000       1.116            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.137       1.307            --
                                                                          2005   1.000       1.137        91,271
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.263            --
                                                                          2005   1.000       1.103        77,744
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.086       1.045            --
                                                                          2005   1.064       1.086       285,528
                                                                          2004   1.025       1.064            --
                                                                          2003   1.000       1.025            --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.517       1.691            --
                                                                          2011   1.672       1.517            --
                                                                          2010   1.458       1.672            --
                                                                          2009   0.930       1.458            --
                                                                          2008   1.715       0.930            --
                                                                          2007   1.766       1.715            --
                                                                          2006   1.560       1.766            --
                                                                          2005   1.368       1.560            --
                                                                          2004   1.198       1.368            --
                                                                          2003   1.000       1.198            --

                                  MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.075       1.149            --
                                                                                 2006   1.000       1.075            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 2006   1.348       1.413            --
                                                                                 2005   1.305       1.348            --
                                                                                 2004   1.262       1.305            --
                                                                                 2003   1.000       1.262            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.573       1.497            --
                                                                                 2007   1.380       1.573       138,998
                                                                                 2006   1.375       1.380       161,659
                                                                                 2005   1.306       1.375       159,240
                                                                                 2004   1.251       1.306       118,477
                                                                                 2003   1.000       1.251        73,793
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.479       1.542            --
                                                                                 2005   1.446       1.479       937,611
                                                                                 2004   1.329       1.446       823,898
                                                                                 2003   1.000       1.329       272,188
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.487       1.444            --
                                                                                 2005   1.324       1.487       717,635
                                                                                 2004   1.250       1.324       720,958
                                                                                 2003   1.000       1.250       329,266
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.720       2.061     1,223,930
                                                                                 2011   1.931       1.720     1,460,136
                                                                                 2010   1.767       1.931     1,862,331
                                                                                 2009   1.270       1.767     2,307,432
                                                                                 2008   2.108       1.270     2,473,709
                                                                                 2007   1.878       2.108     2,914,335
                                                                                 2006   1.595       1.878     4,502,290
                                                                                 2005   1.430       1.595     4,646,668
                                                                                 2004   1.288       1.430     3,637,644
                                                                                 2003   1.000       1.288     1,309,783

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03)............... 2012   1.489       1.716      5,859,219
                                                                  2011   1.591       1.489      6,774,436
                                                                  2010   1.371       1.591      8,488,888
                                                                  2009   1.006       1.371     10,068,077
                                                                  2008   1.836       1.006     11,224,596
                                                                  2007   1.672       1.836     12,582,052
                                                                  2006   1.551       1.672     17,451,849
                                                                  2005   1.365       1.551     19,556,322
                                                                  2004   1.241       1.365     14,974,713
                                                                  2003   1.000       1.241      4,950,918
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2012   1.313       1.508      5,843,439
                                                                  2011   1.368       1.313      6,872,124
                                                                  2010   1.255       1.368      8,315,680
                                                                  2009   0.978       1.255     10,052,473
                                                                  2008   1.610       0.978     11,557,266
                                                                  2007   1.568       1.610     12,927,201
                                                                  2006   1.392       1.568     18,353,383
                                                                  2005   1.345       1.392     20,418,907
                                                                  2004   1.246       1.345     16,591,995
                                                                  2003   1.000       1.246      4,161,446
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)................................ 2006   1.141       1.126             --
                                                                  2005   1.000       1.141          6,122
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).......... 2007   2.856       2.985             --
                                                                  2006   2.204       2.856          8,044
                                                                  2005   1.762       2.204          9,469
                                                                  2004   1.442       1.762         10,777
                                                                  2003   1.000       1.442         11,337
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)............ 2007   2.382       2.505             --
                                                                  2006   1.837       2.382      1,916,178
                                                                  2005   1.753       1.837      2,612,643
                                                                  2004   1.364       1.753      2,447,176
                                                                  2003   1.000       1.364      1,075,923

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98)........ 2011   2.196       2.395            --
                                                                                   2010   1.698       2.196       571,188
                                                                                   2009   1.317       1.698       864,917
                                                                                   2008   1.921       1.317     1,016,094
                                                                                   2007   2.105       1.921     1,304,805
                                                                                   2006   1.852       2.105     1,688,720
                                                                                   2005   1.731       1.852     2,288,453
                                                                                   2004   1.458       1.731     2,121,888
                                                                                   2003   1.000       1.458       814,156
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)...................... 2008   1.552       1.482            --
                                                                                   2007   1.482       1.552     1,115,865
                                                                                   2006   1.301       1.482     1,183,443
                                                                                   2005   1.275       1.301     1,382,584
                                                                                   2004   1.241       1.275     1,350,335
                                                                                   2003   1.000       1.241       982,441
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................ 2008   1.339       1.261            --
                                                                                   2007   1.539       1.339       675,485
                                                                                   2006   1.517       1.539       678,277
                                                                                   2005   1.467       1.517       837,697
                                                                                   2004   1.347       1.467       830,559
                                                                                   2003   1.000       1.347       262,641
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2012   2.172       2.433       324,527
                                                                                   2011   2.492       2.172       332,358
                                                                                   2010   1.982       2.492       420,327
                                                                                   2009   1.451       1.982       609,716
                                                                                   2008   2.457       1.451       770,077
                                                                                   2007   2.179       2.457       933,289
                                                                                   2006   1.983       2.179     1,448,271
                                                                                   2005   1.718       1.983     1,674,667
                                                                                   2004   1.409       1.718     1,648,160
                                                                                   2003   1.000       1.409       829,932

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)....... 2012   1.656       1.795       401,564
                                                                                     2011   1.780       1.656       470,814
                                                                                     2010   1.426       1.780       610,394
                                                                                     2009   1.016       1.426       851,998
                                                                                     2008   1.807       1.016       987,012
                                                                                     2007   1.662       1.807     1,100,138
                                                                                     2006   1.564       1.662     1,796,066
                                                                                     2005   1.526       1.564     2,107,878
                                                                                     2004   1.400       1.526     2,139,416
                                                                                     2003   1.000       1.400     1,292,183
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................ 2006   1.504       1.741            --
                                                                                     2005   1.391       1.504     3,512,363
                                                                                     2004   1.263       1.391     3,056,510
                                                                                     2003   1.000       1.263     1,540,329
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)......... 2008   3.627       1.755            --
                                                                                     2007   2.880       3.627     1,059,985
                                                                                     2006   2.300       2.880     1,556,921
                                                                                     2005   1.846       2.300     2,010,761
                                                                                     2004   1.513       1.846     1,716,684
                                                                                     2003   1.000       1.513       579,914
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98).................... 2012   1.630       1.885     3,138,644
                                                                                     2011   1.866       1.630     3,427,811
                                                                                     2010   1.760       1.866     3,980,276
                                                                                     2009   1.314       1.760     4,440,259
                                                                                     2008   2.254       1.314     5,346,217
                                                                                     2007   1.997       2.254     5,905,399
                                                                                     2006   1.681       1.997     7,826,450
                                                                                     2005   1.561       1.681     9,208,109
                                                                                     2004   1.347       1.561     7,491,154
                                                                                     2003   1.000       1.347     2,054,258

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)............... 2012   2.103       2.406       216,483
                                                                          2011   2.187       2.103       217,668
                                                                          2010   1.782       2.187       240,727
                                                                          2009   1.262       1.782       323,050
                                                                          2008   2.299       1.262       356,930
                                                                          2007   1.932       2.299       458,138
                                                                          2006   1.744       1.932       562,853
                                                                          2005   1.592       1.744       566,255
                                                                          2004   1.351       1.592       532,108
                                                                          2003   1.000       1.351       437,535
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........ 2006   1.490       1.591            --
                                                                          2005   1.359       1.490        83,211
                                                                          2004   1.245       1.359        38,547
                                                                          2003   1.000       1.245        32,226
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)................. 2012   2.502       2.768        12,880
                                                                          2011   3.781       2.502        20,559
                                                                          2010   3.094       3.781        27,585
                                                                          2009   1.767       3.094        44,519
                                                                          2008   3.783       1.767        50,166
                                                                          2007   3.023       3.783        52,595
                                                                          2006   2.108       3.023        95,930
                                                                          2005   1.634       2.108       129,273
                                                                          2004   1.408       1.634       145,071
                                                                          2003   1.000       1.408       233,316
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)........................... 2006   1.517       1.693            --
                                                                          2005   1.492       1.517       275,552
                                                                          2004   1.328       1.492       192,419
                                                                          2003   1.000       1.328       122,988
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)............ 2010   0.872       0.921            --
                                                                          2009   0.738       0.872       777,302
                                                                          2008   1.286       0.738       894,364
                                                                          2007   1.253       1.286     1,213,283
                                                                          2006   1.113       1.253     1,741,997
                                                                          2005   1.068       1.113     2,360,317
                                                                          2004   1.000       1.068     1,034,524

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2012   1.564       1.815      1,349,944
                                                                                  2011   1.561       1.564      1,581,141
                                                                                  2010   1.277       1.561      2,163,057
                                                                                  2009   0.970       1.277      2,569,400
                                                                                  2008   1.666       0.970      3,147,523
                                                                                  2007   1.679       1.666      3,971,772
                                                                                  2006   1.578       1.679      5,777,839
                                                                                  2005   1.445       1.578      7,104,931
                                                                                  2004   1.345       1.445      6,802,684
                                                                                  2003   1.000       1.345      3,421,338
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2012   1.480       1.677      1,704,490
                                                                                  2011   1.475       1.480      1,915,445
                                                                                  2010   1.339       1.475      2,159,009
                                                                                  2009   1.122       1.339      2,594,806
                                                                                  2008   1.623       1.122      2,675,784
                                                                                  2007   1.531       1.623      3,206,503
                                                                                  2006   1.364       1.531      4,011,922
                                                                                  2005   1.338       1.364      4,522,100
                                                                                  2004   1.257       1.338      4,617,061
                                                                                  2003   1.000       1.257      2,971,074
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.814       0.795             --
                                                                                  2008   1.180       0.814        444,461
                                                                                  2007   1.183       1.180        537,739
 LMPVET ClearBridge Variable Capital Subaccount (5/04)........................... 2011   1.013       1.068             --
                                                                                  2010   0.919       1.013      3,750,993
                                                                                  2009   0.670       0.919      4,226,931
                                                                                  2008   1.185       0.670      4,949,865
                                                                                  2007   1.190       1.185      5,854,236
                                                                                  2006   1.071       1.190      7,319,305
                                                                                  2005   1.041       1.071     12,354,317
                                                                                  2004   1.000       1.041     10,720,410
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)................. 2011   1.351       1.465             --
                                                                                  2010   1.235       1.351        241,267
                                                                                  2009   1.035       1.235        328,415
                                                                                  2008   1.482       1.035        361,157
                                                                                  2007   1.424       1.482        612,904
                                                                                  2006   1.235       1.424        662,588
                                                                                  2005   1.265       1.235        873,795
                                                                                  2004   1.252       1.265        780,317
                                                                                  2003   1.000       1.252        336,404

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11).... 2012   1.430       1.596       176,997
                                                                                   2011   1.460       1.430       214,125
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01)........................................................................... 2012   1.428       1.605     1,530,138
                                                                                   2011   1.557       1.428     1,824,968
                                                                                   2010   1.365       1.557     2,063,451
                                                                                   2009   1.079       1.365     2,374,918
                                                                                   2008   1.741       1.079     2,636,583
                                                                                   2007   1.758       1.741     3,050,571
                                                                                   2006   1.540       1.758     3,431,096
                                                                                   2005   1.503       1.540     4,214,673
                                                                                   2004   1.420       1.503     4,786,711
                                                                                   2003   1.000       1.420     2,290,406
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)......... 2012   1.378       1.622     1,282,276
                                                                                   2011   1.419       1.378     1,610,098
                                                                                   2010   1.321       1.419     1,979,698
                                                                                   2009   0.949       1.321     2,234,680
                                                                                   2008   1.548       0.949     2,767,831
                                                                                   2007   1.504       1.548     3,227,666
                                                                                   2006   1.470       1.504     4,634,724
                                                                                   2005   1.429       1.470     5,844,628
                                                                                   2004   1.456       1.429     6,516,250
                                                                                   2003   1.000       1.456     2,800,953
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.490       1.697       430,051
                                                                                   2011   1.452       1.490       493,280
                                                                                   2010   1.356       1.452       688,316
                                                                                   2009   1.114       1.356       876,535
                                                                                   2008   1.770       1.114       993,656
                                                                                   2007   1.743       1.770     1,287,218
                                                                                   2006   1.507       1.743     1,551,259
                                                                                   2005   1.447       1.507     2,122,369
                                                                                   2004   1.341       1.447     1,984,780
                                                                                   2003   1.000       1.341     1,255,735

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)......... 2012   1.683       1.940       771,390
                                                                               2011   1.792       1.683       873,903
                                                                               2010   1.495       1.792     1,118,890
                                                                               2009   1.125       1.495     1,447,644
                                                                               2008   1.777       1.125     1,705,045
                                                                               2007   1.697       1.777     2,253,833
                                                                               2006   1.511       1.697     3,131,959
                                                                               2005   1.427       1.511     4,175,034
                                                                               2004   1.322       1.427     3,904,376
                                                                               2003   1.000       1.322     1,602,198
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05).... 2012   1.205       1.407       438,545
                                                                               2011   1.216       1.205       550,590
                                                                               2010   0.993       1.216       741,816
                                                                               2009   0.711       0.993       926,516
                                                                               2008   1.227       0.711     1,050,606
                                                                               2007   1.141       1.227     1,504,207
                                                                               2006   1.035       1.141       373,205
                                                                               2005   1.000       1.035       169,166
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)...... 2007   1.151       1.166            --
                                                                               2006   1.048       1.151       688,270
                                                                               2005   1.035       1.048       832,733
                                                                               2004   1.000       1.035       934,065
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)....... 2011   0.946       0.933            --
                                                                               2010   0.886       0.946       294,476
                                                                               2009   0.772       0.886       369,886
                                                                               2008   1.001       0.772       431,656
                                                                               2007   1.011       1.001       619,351
                                                                               2006   0.993       1.011     1,191,758
                                                                               2005   0.992       0.993     1,362,488
                                                                               2004   1.000       0.992     1,644,337
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)...................................................................... 2012   1.229       1.422       142,729
                                                                               2011   1.236       1.229       162,693
                                                                               2010   1.100       1.236       253,992
                                                                               2009   0.723       1.100       494,148
                                                                               2008   1.069       0.723       128,709
                                                                               2007   1.094       1.069        71,877
                                                                               2006   1.011       1.094        62,160
                                                                               2005   1.000       1.011         7,552

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable High Income Subaccount (8/98)............. 2012   1.724       1.986       292,750
                                                                          2011   1.722       1.724       333,596
                                                                          2010   1.510       1.722       464,880
                                                                          2009   0.965       1.510       609,693
                                                                          2008   1.410       0.965       785,287
                                                                          2007   1.438       1.410     1,361,504
                                                                          2006   1.325       1.438     1,915,974
                                                                          2005   1.321       1.325     2,225,539
                                                                          2004   1.223       1.321     2,264,032
                                                                          2003   1.000       1.223     1,258,452
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............ 2010   1.009       1.001            --
                                                                          2009   1.029       1.009     4,136,901
                                                                          2008   1.026       1.029     7,514,336
                                                                          2007   1.000       1.026     4,441,438
                                                                          2006   0.978       1.000     6,031,265
                                                                          2005   0.973       0.978     4,601,930
                                                                          2004   0.986       0.973     4,782,702
                                                                          2003   1.000       0.986     1,329,341
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).............................. 2007   1.743       1.825            --
                                                                          2006   1.509       1.743       621,218
                                                                          2005   1.484       1.509       666,116
                                                                          2004   1.401       1.484       815,195
                                                                          2003   1.000       1.401       408,651
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.844       1.964            --
                                                                          2006   1.671       1.844     1,158,797
                                                                          2005   1.629       1.671     1,508,507
                                                                          2004   1.441       1.629     1,771,853
                                                                          2003   1.000       1.441       341,391
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.578       1.636            --
                                                                          2006   1.376       1.578     4,424,603
                                                                          2005   1.363       1.376     5,412,149
                                                                          2004   1.237       1.363     4,757,164
                                                                          2003   1.000       1.237     1,429,487

                       MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............. 2007   1.764       1.940            --
                                                                      2006   1.608       1.764     4,796,955
                                                                      2005   1.519       1.608     6,547,312
                                                                      2004   1.252       1.519     6,255,375
                                                                      2003   1.000       1.252     2,275,861
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   1.832       1.762            --
                                                                      2007   1.767       1.832            --
                                                                      2006   1.863       1.767            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06)............... 2012   1.679       1.917       887,998
                                                                      2011   1.675       1.679       973,137
                                                                      2010   1.476       1.675     1,054,942
                                                                      2009   1.025       1.476     1,539,246
                                                                      2008   1.384       1.025     1,366,876
                                                                      2007   1.378       1.384     2,153,506
                                                                      2006   1.313       1.378     3,230,967
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........... 2007   1.714       1.793            --
                                                                      2006   1.625       1.714       332,143
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........... 2012   1.374       1.525       325,578
                                                                      2011   1.403       1.374       352,030
                                                                      2010   1.274       1.403       242,524
                                                                      2009   1.093       1.274       201,156
                                                                      2008   1.784       1.093       195,293
                                                                      2007   1.778       1.784       283,541
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)......... 2012   1.604       1.981       680,620
                                                                      2011   1.732       1.604       834,280
                                                                      2010   1.523       1.732     1,036,714
                                                                      2009   1.153       1.523     1,326,286
                                                                      2008   2.018       1.153     1,427,586
                                                                      2007   2.468       2.018     1,544,946
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05)........ 2012   0.945       1.164       477,526
                                                                      2011   1.024       0.945       536,774
                                                                      2010   0.902       1.024       613,025
                                                                      2009   0.685       0.902       436,866
                                                                      2008   1.201       0.685       197,709
                                                                      2007   1.445       1.201       173,861
                                                                      2006   1.074       1.445       189,323
                                                                      2005   1.000       1.074         9,731

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.229       1.390       382,985
                                                                                  2011   1.398       1.229       446,447
                                                                                  2010   1.197       1.398       459,452
                                                                                  2009   0.948       1.197       479,266
                                                                                  2008   1.297       0.948       431,247
                                                                                  2007   1.339       1.297       267,858
                                                                                  2006   1.262       1.339       369,457
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   1.646       2.083       981,911
                                                                                  2011   1.957       1.646     1,116,038
                                                                                  2010   1.715       1.957     1,254,704
                                                                                  2009   1.129       1.715     1,346,512
                                                                                  2008   1.947       1.129     1,731,755
                                                                                  2007   2.009       1.947     2,101,685
                                                                                  2006   1.831       2.009     2,629,150
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.327       1.538       395,579
                                                                                  2011   1.369       1.327       467,607
                                                                                  2010   1.107       1.369       458,188
                                                                                  2009   0.844       1.107       593,961
                                                                                  2008   1.406       0.844       426,279
                                                                                  2007   1.291       1.406       133,794
                                                                                  2006   1.306       1.291       292,900
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.134       1.362       362,551
                                                                                  2011   1.252       1.134       532,159
                                                                                  2010   1.167       1.252       755,295
                                                                                  2009   0.833       1.167       856,289
                                                                                  2008   1.466       0.833       506,626
                                                                                  2007   1.149       1.466       151,950
                                                                                  2006   1.126       1.149        90,073
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.601       0.697       127,783
                                                                                  2011   0.666       0.601       142,919
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)....................... 2011   0.629       0.667            --
                                                                                  2010   0.599       0.629       675,302
                                                                                  2009   0.444       0.599       846,777
                                                                                  2008   1.001       0.444       945,561
                                                                                  2007   1.088       1.001       937,792
                                                                                  2006   1.044       1.088     1,057,176
                                                                                  2005   1.000       1.044       364,006

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................. 2012   0.955       1.071     2,796,726
                                                                              2011   1.015       0.955     3,227,962
                                                                              2010   0.827       1.015     3,959,342
                                                                              2009   0.668       0.827     4,521,822
                                                                              2008   1.116       0.668     4,724,406
                                                                              2007   1.135       1.116     5,566,544
                                                                              2006   1.035       1.135       660,781
                                                                              2005   1.000       1.035       226,191
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.922       0.874            --
                                                                              2008   1.644       0.922       304,551
                                                                              2007   1.502       1.644       298,695
                                                                              2006   1.527       1.502       382,002
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10).............. 2012   1.014       1.064       337,750
                                                                              2011   1.016       1.014       142,674
                                                                              2010   1.000       1.016        56,424
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................. 2012   0.846       0.942       127,865
                                                                              2011   0.870       0.846       365,007
                                                                              2010   0.801       0.870       110,077
                                                                              2009   0.656       0.801       102,347
                                                                              2008   1.000       0.656        54,252
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2012   0.877       1.048       278,417
                                                                              2011   0.963       0.877       347,777
                                                                              2010   0.924       0.963       594,425
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2012   2.597       3.024        11,944
                                                                              2011   3.256       2.597        15,199
                                                                              2010   2.685       3.256        16,591
                                                                              2009   1.623       2.685        21,756
                                                                              2008   3.721       1.623        23,408
                                                                              2007   2.966       3.721        23,597
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)...... 2012   2.729       3.172       832,531
                                                                              2011   3.433       2.729       886,687
                                                                              2010   2.839       3.433       798,771
                                                                              2009   1.719       2.839       897,913
                                                                              2008   1.567       1.719            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)........ 2012   1.001       1.143       341,934
                                                                               2011   1.147       1.001       459,101
                                                                               2010   1.053       1.147       733,467
                                                                               2009   0.819       1.053       860,105
                                                                               2008   1.453       0.819     1,164,413
                                                                               2007   1.312       1.453     1,341,080
                                                                               2006   1.060       1.312       888,450
                                                                               2005   1.000       1.060        14,971
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2012   1.027       1.057       176,018
                                                                               2011   1.109       1.027       262,482
                                                                               2010   0.923       1.109       343,624
                                                                               2009   0.690       0.923       311,549
                                                                               2008   1.145       0.690       262,568
                                                                               2007   1.297       1.145       172,967
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............ 2012   1.243       1.328       501,204
                                                                               2011   1.366       1.243       457,662
                                                                               2010   1.057       1.366       490,366
                                                                               2009   0.688       1.057       755,303
                                                                               2008   1.321       0.688       770,854
                                                                               2007   1.094       1.321       450,108
                                                                               2006   1.032       1.094       857,432
                                                                               2005   1.000       1.032       236,504
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).............. 2012   1.278       1.366       272,015
                                                                               2011   1.173       1.278       295,056
                                                                               2010   1.110       1.173       415,365
                                                                               2009   0.959       1.110       500,597
                                                                               2008   1.051       0.959       639,141
                                                                               2007   0.997       1.051       841,536
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)............. 2012   1.278       1.364     1,704,527
                                                                               2011   1.176       1.278     1,744,762
                                                                               2010   1.117       1.176     1,717,259
                                                                               2009   0.967       1.117     1,705,872
                                                                               2008   1.063       0.967     1,048,354
                                                                               2007   0.981       1.063       551,083
                                                                               2006   0.999       0.981       882,272
                                                                               2005   1.000       0.999       289,244

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (11/05)................... 2012   1.314       1.403      9,272,982
                                                                         2011   1.302       1.314     10,560,291
                                                                         2010   1.231       1.302     12,425,214
                                                                         2009   1.067       1.231     14,100,482
                                                                         2008   1.087       1.067      3,075,960
                                                                         2007   1.033       1.087      2,413,682
                                                                         2006   1.011       1.033      2,715,396
                                                                         2005   1.000       1.011        684,679
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2012   1.338       1.446        151,012
                                                                         2011   1.433       1.338        160,562
                                                                         2010   1.261       1.433        191,271
                                                                         2009   1.041       1.261        222,204
                                                                         2008   1.585       1.041        313,669
                                                                         2007   1.544       1.585        590,244
                                                                         2006   1.443       1.544        553,226
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.191       1.312             --
                                                                         2006   1.137       1.191        156,650
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).............. 2012   2.196       2.393        169,729
                                                                         2011   2.171       2.196        194,213
                                                                         2010   1.982       2.171        258,199
                                                                         2009   1.628       1.982         82,558
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2012   0.561       0.615         13,826
                                                                         2011   0.697       0.561             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)........ 2012   0.926       1.068      3,858,357
                                                                         2011   0.986       0.926      4,510,588
                                                                         2010   0.862       0.986      5,343,070
                                                                         2009   0.745       0.862      6,500,532
                                                                         2008   1.196       0.745      7,471,759
                                                                         2007   1.180       1.196      9,298,535
                                                                         2006   1.024       1.180      5,757,159
                                                                         2005   1.000       1.024         53,114
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09).......... 2012   0.927       1.030        149,694
                                                                         2011   0.964       0.927        209,331
                                                                         2010   0.772       0.964        107,759
                                                                         2009   0.621       0.772         32,391
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11).......... 2012   1.989       2.300        432,454
                                                                         2011   2.373       1.989        473,439

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06).......... 2012   1.450       1.672       348,577
                                                                          2011   1.629       1.450       394,473
                                                                          2010   1.390       1.629       451,076
                                                                          2009   1.124       1.390       518,371
                                                                          2008   1.638       1.124       574,903
                                                                          2007   1.728       1.638       738,463
                                                                          2006   1.693       1.728       242,719
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................... 2012   0.916       1.060        96,793
                                                                          2011   0.951       0.916       123,691
                                                                          2010   0.847       0.951       126,955
                                                                          2009   0.684       0.847       135,147
                                                                          2008   1.092       0.684       113,949
                                                                          2007   1.145       1.092       107,393
                                                                          2006   1.009       1.145       120,080
                                                                          2005   1.000       1.009            --
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.513       1.640       420,504
                                                                          2011   1.598       1.513       464,658
                                                                          2010   1.419       1.598       590,841
                                                                          2009   0.972       1.419       678,316
                                                                          2008   1.833       0.972       888,998
                                                                          2007   1.557       1.833     1,028,091
                                                                          2006   1.602       1.557     1,345,984
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2012   1.236       1.297     2,724,967
                                                                          2011   1.188       1.236     3,191,939
                                                                          2010   1.123       1.188     4,031,786
                                                                          2009   1.051       1.123     4,269,091
                                                                          2008   1.114       1.051     4,718,924
                                                                          2007   1.074       1.114     6,616,264
                                                                          2006   1.039       1.074     8,006,093
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   1.106       1.237       631,337
                                                                          2011   1.243       1.106     1,097,009
                                                                          2010   1.061       1.243       937,438
                                                                          2009   0.846       1.061     1,153,950
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   0.964       0.943     2,493,247
                                                                          2011   0.986       0.964     2,361,783
                                                                          2010   1.001       0.986     3,312,287

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.626       0.618            --
                                                                                 2008   1.072       0.626            --
                                                                                 2007   1.137       1.072            --
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................ 2012   1.204       1.328     2,811,867
                                                                                 2011   1.283       1.204     3,066,510
                                                                                 2010   1.171       1.283       609,223
                                                                                 2009   0.908       1.171       723,083
                                                                                 2008   1.477       0.908       858,734
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.791       0.824            --
                                                                                 2008   1.466       0.791       906,303
                                                                                 2007   1.443       1.466     1,046,581
                                                                                 2006   1.429       1.443     1,301,076
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2012   1.075       1.215       450,522
                                                                                 2011   1.172       1.075       496,735
                                                                                 2010   1.047       1.172       687,012
                                                                                 2009   0.880       1.047       847,346
                                                                                 2008   1.476       0.880       964,735
                                                                                 2007   1.450       1.476     1,353,739
                                                                                 2006   1.420       1.450     1,561,969
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   1.440       1.627       256,901
                                                                                 2011   1.470       1.440        83,752
                                                                                 2010   1.350       1.470       108,507
                                                                                 2009   0.990       1.350        96,753
                                                                                 2008   1.501       0.990        90,790
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)................... 2012   3.043       3.399        60,922
                                                                                 2011   3.101       3.043        79,494
                                                                                 2010   2.493       3.101        28,869
                                                                                 2009   2.035       2.493        14,614
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10)...................... 2012   2.058       2.270            --
                                                                                 2011   2.255       2.058        27,647
                                                                                 2010   2.114       2.255         4,585
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09).... 2012   1.386       1.598        74,784
                                                                                 2011   1.693       1.386         8,325
                                                                                 2010   1.412       1.693         1,402
                                                                                 2009   1.067       1.412         1,351

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)..................... 2012   1.063       1.158       184,365
                                                                                2011   1.064       1.063       206,474
                                                                                2010   0.991       1.064       162,164
                                                                                2009   0.856       0.991       171,369
                                                                                2008   1.127       0.856       194,716
                                                                                2007   1.107       1.127        45,804
                                                                                2006   1.040       1.107        38,164
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................ 2012   1.580       1.801       635,366
                                                                                2011   1.602       1.580       881,459
                                                                                2010   1.470       1.602     1,266,494
                                                                                2009   1.245       1.470     1,225,527
                                                                                2008   1.887       1.245     1,306,059
                                                                                2007   1.793       1.887     1,356,125
                                                                                2006   1.630       1.793     1,531,189
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)...................... 2012   1.541       1.654        25,066
                                                                                2011   1.668       1.541            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................ 2012   0.992       1.150       333,815
                                                                                2011   1.028       0.992       357,405
                                                                                2010   0.901       1.028       400,800
                                                                                2009   0.644       0.901       597,751
                                                                                2008   1.136       0.644       789,170
                                                                                2007   1.064       1.136       762,154
                                                                                2006   0.998       1.064       993,869
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.............. 2012   1.464       1.659       133,018
                                                                                2011   1.476       1.464       159,683
                                                                                2010   1.121       1.476       219,811
                                                                                2009   0.827       1.121       292,109
                                                                                2008   1.264       0.827       354,110
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *     2012   1.152       1.166       567,112
                                                                                2011   1.115       1.152       666,401
                                                                                2010   1.076       1.115       778,097
                                                                                2009   1.053       1.076       990,658
                                                                                2008   1.080       1.053     1,199,473
                                                                                2007   1.057       1.080     1,219,022
                                                                                2006   1.025       1.057     1,561,651
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................ 2007   0.975       0.993            --
                                                                                2006   0.991       0.975       980,223
                                                                                2005   1.000       0.991     2,227,067

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.162       1.198             --
                                                                         2008   1.134       1.162     12,818,459
                                                                         2007   1.066       1.134     18,399,793
                                                                         2006   1.050       1.066     22,421,202
                                                                         2005   1.048       1.050     25,231,940
                                                                         2004   1.022       1.048     21,746,840
                                                                         2003   1.000       1.022      7,627,965
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.722       1.594             --
                                                                         2007   1.596       1.722             --
                                                                         2006   1.470       1.596             --
                                                                         2005   1.402       1.470             --
                                                                         2004   1.333       1.402          2,297
                                                                         2003   1.000       1.333          2,275
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   2.069       2.235             --
                                                                         2006   1.657       2.069        267,753
                                                                         2005   1.510       1.657        325,443
                                                                         2004   1.329       1.510        358,736
                                                                         2003   1.000       1.329        415,602
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.283       2.433             --
                                                                         2006   1.991       2.283        510,771
                                                                         2005   1.902       1.991        577,695
                                                                         2004   1.541       1.902        565,377
                                                                         2003   1.000       1.541        246,803
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)................... 2006   1.437       1.527             --
                                                                         2005   1.352       1.437        405,536
                                                                         2004   1.298       1.352        417,367
                                                                         2003   1.000       1.298        442,690
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................. 2006   1.710       1.863             --
                                                                         2005   1.555       1.710             --
                                                                         2004   1.366       1.555             --
                                                                         2003   1.000       1.366             --
 Travelers Equity Income Subaccount (5/03).............................. 2006   1.354       1.420             --
                                                                         2005   1.326       1.354      1,788,156
                                                                         2004   1.234       1.326      1,634,685
                                                                         2003   1.000       1.234        792,552

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Federated High Yield Subaccount (5/02)................ 2006   1.284       1.313            --
                                                                  2005   1.280       1.284     4,119,793
                                                                  2004   1.186       1.280     3,865,354
                                                                  2003   1.000       1.186     1,872,102
 Travelers Large Cap Subaccount (8/98)........................... 2006   1.390       1.429            --
                                                                  2005   1.308       1.390     1,396,996
                                                                  2004   1.256       1.308     1,412,865
                                                                  2003   1.000       1.256       732,265
 Travelers Managed Income Subaccount (7/98)...................... 2006   1.051       1.039            --
                                                                  2005   1.061       1.051     9,526,859
                                                                  2004   1.055       1.061     7,475,188
                                                                  2003   1.000       1.055     2,466,155
 Travelers Mercury Large Cap Core Subaccount (11/98)............. 2006   1.534       1.625            --
                                                                  2005   1.400       1.534       183,886
                                                                  2004   1.236       1.400       116,705
                                                                  2003   1.000       1.236       128,847
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)......... 2006   1.517       1.602            --
                                                                  2005   1.506       1.517     1,637,698
                                                                  2004   1.350       1.506     1,328,146
                                                                  2003   1.000       1.350       716,533
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05).......... 2006   1.009       1.040            --
                                                                  2005   1.000       1.009        14,070
 Travelers MFS(Reg. TM) Value Subaccount (11/98)................. 2006   1.511       1.630            --
                                                                  2005   1.452       1.511     2,155,422
                                                                  2004   1.280       1.452     1,652,218
                                                                  2003   1.000       1.280     1,206,057
 Travelers Mondrian International Stock Subaccount (7/98)........ 2006   1.597       1.831            --
                                                                  2005   1.492       1.597     3,590,256
                                                                  2004   1.318       1.492     3,303,323
                                                                  2003   1.000       1.318     1,166,062
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.363       1.443            --
                                                                  2005   1.315       1.363       561,503
                                                                  2004   1.210       1.315       500,853
                                                                  2003   1.000       1.210       316,048
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.082       1.137            --
                                                                  2005   1.000       1.082       134,625

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.412       1.470            --
                                                                          2005   1.415       1.412       243,105
                                                                          2004   1.313       1.415       223,976
                                                                          2003   1.000       1.313        96,851
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.137       1.306            --
                                                                          2005   1.000       1.137       118,965
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.262            --
                                                                          2005   1.000       1.103       166,531
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.066       1.025            --
                                                                          2005   1.045       1.066     1,667,823
                                                                          2004   1.007       1.045     1,776,638
                                                                          2003   1.000       1.007       570,347
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.830       2.039            --
                                                                          2011   2.018       1.830            --
                                                                          2010   1.760       2.018            --
                                                                          2009   1.124       1.760            --
                                                                          2008   2.073       1.124            --
                                                                          2007   2.135       2.073            --
                                                                          2006   1.887       2.135            --
                                                                          2005   1.657       1.887            --
                                                                          2004   1.451       1.657            --
                                                                          2003   1.000       1.451            --



                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                         UNIT      UNIT     NUMBER OF
                                                                        VALUE      VALUE      UNITS
                                                                          AT        AT     OUTSTANDING
                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                 YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........... 2007   1.074       1.148    --
                                                              2006   1.000       1.074    --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........ 2006   1.344       1.408    --
                                                              2005   1.302       1.344    --
                                                              2004   1.261       1.302    --
                                                              2003   1.000       1.261    --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.566       1.489            --
                                                                                 2007   1.374       1.566        58,080
                                                                                 2006   1.371       1.374        66,909
                                                                                 2005   1.304       1.371        50,725
                                                                                 2004   1.250       1.304         3,347
                                                                                 2003   1.000       1.250            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.474       1.537            --
                                                                                 2005   1.443       1.474       203,810
                                                                                 2004   1.328       1.443         1,393
                                                                                 2003   1.000       1.328            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.482       1.439            --
                                                                                 2005   1.321       1.482        87,040
                                                                                 2004   1.249       1.321            --
                                                                                 2003   1.000       1.249            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.705       2.041       166,152
                                                                                 2011   1.916       1.705       175,308
                                                                                 2010   1.755       1.916       235,279
                                                                                 2009   1.263       1.755       326,141
                                                                                 2008   2.098       1.263       403,876
                                                                                 2007   1.871       2.098       478,354
                                                                                 2006   1.590       1.871       643,588
                                                                                 2005   1.427       1.590       604,460
                                                                                 2004   1.287       1.427        13,382
                                                                                 2003   1.000       1.287         9,281
 American Funds Growth Subaccount (Class 2) (5/03).............................. 2012   1.476       1.700       831,449
                                                                                 2011   1.579       1.476       870,210
                                                                                 2010   1.362       1.579     1,061,868
                                                                                 2009   1.000       1.362     1,357,326
                                                                                 2008   1.827       1.000     1,564,781
                                                                                 2007   1.665       1.827     1,777,256
                                                                                 2006   1.547       1.665     2,230,807
                                                                                 2005   1.363       1.547     1,915,570
                                                                                 2004   1.240       1.363         8,000
                                                                                 2003   1.000       1.240         8,000

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2012   1.301       1.493       748,493
                                                                               2011   1.357       1.301       813,792
                                                                               2010   1.247       1.357     1,052,473
                                                                               2009   0.973       1.247     1,300,142
                                                                               2008   1.602       0.973     1,393,264
                                                                               2007   1.562       1.602     1,567,310
                                                                               2006   1.388       1.562     1,908,417
                                                                               2005   1.342       1.388     1,750,530
                                                                               2004   1.245       1.342        26,940
                                                                               2003   1.000       1.245        16,887
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)............................................. 2006   1.140       1.125            --
                                                                               2005   1.000       1.140            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98)....................... 2007   2.845       2.973            --
                                                                               2006   2.197       2.845            --
                                                                               2005   1.758       2.197            --
                                                                               2004   1.441       1.758            --
                                                                               2003   1.000       1.441            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)......................... 2007   2.373       2.494            --
                                                                               2006   1.832       2.373       253,412
                                                                               2005   1.750       1.832       366,309
                                                                               2004   1.363       1.750        22,118
                                                                               2003   1.000       1.363        13,505
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98).... 2011   2.179       2.375            --
                                                                               2010   1.686       2.179        70,731
                                                                               2009   1.309       1.686       127,577
                                                                               2008   1.912       1.309       145,198
                                                                               2007   2.096       1.912       164,678
                                                                               2006   1.847       2.096       203,287
                                                                               2005   1.728       1.847       251,215
                                                                               2004   1.456       1.728        37,180
                                                                               2003   1.000       1.456        21,929

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 2008   1.545       1.475            --
                                                                                      2007   1.476       1.545        76,350
                                                                                      2006   1.298       1.476        81,124
                                                                                      2005   1.273       1.298        78,890
                                                                                      2004   1.240       1.273        18,676
                                                                                      2003   1.000       1.240            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.332       1.254            --
                                                                                      2007   1.534       1.332        60,379
                                                                                      2006   1.513       1.534        71,861
                                                                                      2005   1.464       1.513       119,376
                                                                                      2004   1.346       1.464            --
                                                                                      2003   1.000       1.346            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2012   2.153       2.409        43,285
                                                                                      2011   2.473       2.153        47,009
                                                                                      2010   1.969       2.473        52,009
                                                                                      2009   1.442       1.969       132,040
                                                                                      2008   2.445       1.442       133,016
                                                                                      2007   2.171       2.445       154,068
                                                                                      2006   1.977       2.171       169,097
                                                                                      2005   1.715       1.977       208,009
                                                                                      2004   1.408       1.715         5,974
                                                                                      2003   1.000       1.408            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 2012   1.642       1.777         8,812
                                                                                      2011   1.766       1.642        16,595
                                                                                      2010   1.417       1.766        16,695
                                                                                      2009   1.010       1.417        20,464
                                                                                      2008   1.799       1.010        20,652
                                                                                      2007   1.655       1.799        20,166
                                                                                      2006   1.559       1.655        43,058
                                                                                      2005   1.523       1.559        56,515
                                                                                      2004   1.399       1.523        27,179
                                                                                      2003   1.000       1.399        35,818
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 2006   1.500       1.734            --
                                                                                      2005   1.389       1.500       410,221
                                                                                      2004   1.262       1.389        64,067
                                                                                      2003   1.000       1.262        62,488

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 2008   3.609       1.745            --
                                                                                    2007   2.869       3.609       256,393
                                                                                    2006   2.293       2.869       395,017
                                                                                    2005   1.842       2.293       366,617
                                                                                    2004   1.512       1.842         9,381
                                                                                    2003   1.000       1.512         3,028
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 2012   1.616       1.866       672,469
                                                                                    2011   1.851       1.616       725,961
                                                                                    2010   1.748       1.851       886,974
                                                                                    2009   1.306       1.748     1,036,056
                                                                                    2008   2.243       1.306     1,144,021
                                                                                    2007   1.989       2.243     1,232,428
                                                                                    2006   1.677       1.989     1,654,923
                                                                                    2005   1.558       1.677     1,419,427
                                                                                    2004   1.346       1.558        59,275
                                                                                    2003   1.000       1.346       307,258
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 2012   2.085       2.382        11,284
                                                                                    2011   2.170       2.085        11,289
                                                                                    2010   1.770       2.170        11,529
                                                                                    2009   1.255       1.770        13,740
                                                                                    2008   2.288       1.255        12,709
                                                                                    2007   1.924       2.288        13,046
                                                                                    2006   1.739       1.924        13,190
                                                                                    2005   1.589       1.739         8,962
                                                                                    2004   1.350       1.589            --
                                                                                    2003   1.000       1.350            --
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 2006   1.486       1.586            --
                                                                                    2005   1.357       1.486        12,278
                                                                                    2004   1.244       1.357            --
                                                                                    2003   1.000       1.244            --
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 2012   2.480       2.741            --
                                                                                    2011   3.752       2.480            --
                                                                                    2010   3.072       3.752            --
                                                                                    2009   1.756       3.072            --
                                                                                    2008   3.765       1.756            --
                                                                                    2007   3.011       3.765            --
                                                                                    2006   2.102       3.011            --
                                                                                    2005   1.631       2.102            --
                                                                                    2004   1.407       1.631            --
                                                                                    2003   1.000       1.407            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 2006   1.513       1.687            --
                                                                               2005   1.490       1.513        24,434
                                                                               2004   1.327       1.490            --
                                                                               2003   1.000       1.327            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)................. 2010   0.867       0.916            --
                                                                               2009   0.734       0.867       187,495
                                                                               2008   1.281       0.734       174,802
                                                                               2007   1.250       1.281       257,907
                                                                               2006   1.111       1.250       258,139
                                                                               2005   1.067       1.111       257,950
                                                                               2004   1.000       1.067            --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).... 2012   1.550       1.797       189,028
                                                                               2011   1.549       1.550       210,154
                                                                               2010   1.268       1.549       305,850
                                                                               2009   0.965       1.268       394,446
                                                                               2008   1.658       0.965       401,200
                                                                               2007   1.672       1.658       501,766
                                                                               2006   1.573       1.672       982,333
                                                                               2005   1.443       1.573       941,397
                                                                               2004   1.343       1.443       112,232
                                                                               2003   1.000       1.343       280,940
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)......... 2012   1.467       1.661       171,962
                                                                               2011   1.463       1.467       212,972
                                                                               2010   1.330       1.463       234,311
                                                                               2009   1.115       1.330       335,196
                                                                               2008   1.615       1.115       251,557
                                                                               2007   1.525       1.615       279,807
                                                                               2006   1.360       1.525       413,026
                                                                               2005   1.335       1.360       460,112
                                                                               2004   1.256       1.335        49,630
                                                                               2003   1.000       1.256        45,981
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)....... 2009   0.810       0.791            --
                                                                               2008   1.176       0.810       179,656
                                                                               2007   1.179       1.176       184,483

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 2011   1.006       1.060            --
                                                                                      2010   0.914       1.006       728,524
                                                                                      2009   0.667       0.914       742,044
                                                                                      2008   1.181       0.667       821,828
                                                                                      2007   1.187       1.181       911,373
                                                                                      2006   1.070       1.187       982,707
                                                                                      2005   1.040       1.070     1,006,187
                                                                                      2004   1.000       1.040        15,647
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 2011   1.341       1.453            --
                                                                                      2010   1.227       1.341       221,551
                                                                                      2009   1.029       1.227       241,083
                                                                                      2008   1.475       1.029       254,719
                                                                                      2007   1.418       1.475       352,020
                                                                                      2006   1.231       1.418       402,334
                                                                                      2005   1.263       1.231       334,290
                                                                                      2004   1.251       1.263         2,811
                                                                                      2003   1.000       1.251            --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 2012   1.417       1.580       109,750
                                                                                      2011   1.448       1.417       118,495
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01).............................................................................. 2012   1.415       1.589        71,766
                                                                                      2011   1.544       1.415        85,098
                                                                                      2010   1.356       1.544        95,303
                                                                                      2009   1.073       1.356       103,850
                                                                                      2008   1.732       1.073       105,737
                                                                                      2007   1.752       1.732       103,704
                                                                                      2006   1.535       1.752       200,011
                                                                                      2005   1.500       1.535       169,675
                                                                                      2004   1.419       1.500        29,802
                                                                                      2003   1.000       1.419       468,509
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 2012   1.366       1.606        92,396
                                                                                      2011   1.408       1.366       109,770
                                                                                      2010   1.312       1.408       187,911
                                                                                      2009   0.943       1.312       341,034
                                                                                      2008   1.540       0.943       360,277
                                                                                      2007   1.498       1.540       356,680
                                                                                      2006   1.466       1.498       540,413
                                                                                      2005   1.426       1.466       500,662
                                                                                      2004   1.455       1.426        67,975
                                                                                      2003   1.000       1.455       306,622

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2012   1.477       1.680        69,367
                                                                                 2011   1.440       1.477        74,067
                                                                                 2010   1.347       1.440       166,423
                                                                                 2009   1.108       1.347       189,875
                                                                                 2008   1.762       1.108       191,130
                                                                                 2007   1.736       1.762       253,556
                                                                                 2006   1.503       1.736       339,649
                                                                                 2005   1.444       1.503       405,084
                                                                                 2004   1.340       1.444        39,630
                                                                                 2003   1.000       1.340        19,278
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)........... 2012   1.668       1.921        33,090
                                                                                 2011   1.778       1.668        37,242
                                                                                 2010   1.485       1.778       145,667
                                                                                 2009   1.118       1.485       215,961
                                                                                 2008   1.769       1.118       236,362
                                                                                 2007   1.690       1.769       236,205
                                                                                 2006   1.507       1.690       272,084
                                                                                 2005   1.424       1.507       275,170
                                                                                 2004   1.321       1.424        25,018
                                                                                 2003   1.000       1.321        23,301
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)...... 2012   1.198       1.397       135,173
                                                                                 2011   1.209       1.198       151,908
                                                                                 2010   0.989       1.209       125,448
                                                                                 2009   0.709       0.989       182,421
                                                                                 2008   1.225       0.709       188,935
                                                                                 2007   1.140       1.225       208,159
                                                                                 2006   1.035       1.140       250,568
                                                                                 2005   1.000       1.035        20,508
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)........ 2007   1.148       1.162            --
                                                                                 2006   1.046       1.148       186,683
                                                                                 2005   1.034       1.046       326,439
                                                                                 2004   1.000       1.034        76,304
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)......... 2011   0.939       0.926            --
                                                                                 2010   0.881       0.939            --
                                                                                 2009   0.768       0.881         1,053
                                                                                 2008   0.998       0.768         1,127
                                                                                 2007   1.008       0.998         7,906
                                                                                 2006   0.991       1.008        11,257
                                                                                 2005   0.991       0.991        11,243
                                                                                 2004   1.000       0.991            --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)..................................................................... 2012   1.221       1.411        34,714
                                                                              2011   1.229       1.221        38,204
                                                                              2010   1.095       1.229        58,940
                                                                              2009   0.721       1.095        66,806
                                                                              2008   1.067       0.721        65,301
                                                                              2007   1.093       1.067        46,116
                                                                              2006   1.011       1.093       133,040
                                                                              2005   1.000       1.011        26,193
 LMPVIT Western Asset Variable High Income Subaccount (8/98)................. 2012   1.709       1.967        17,432
                                                                              2011   1.708       1.709        20,885
                                                                              2010   1.499       1.708        26,780
                                                                              2009   0.960       1.499        37,956
                                                                              2008   1.404       0.960        41,857
                                                                              2007   1.433       1.404        43,023
                                                                              2006   1.322       1.433        64,216
                                                                              2005   1.319       1.322       239,904
                                                                              2004   1.222       1.319        47,830
                                                                              2003   1.000       1.222        26,854
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)................ 2010   1.002       0.994            --
                                                                              2009   1.023       1.002       445,645
                                                                              2008   1.021       1.023       914,780
                                                                              2007   0.996       1.021     1,025,759
                                                                              2006   0.975       0.996     1,216,189
                                                                              2005   0.971       0.975     1,088,214
                                                                              2004   0.985       0.971        43,883
                                                                              2003   1.000       0.985        31,732
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).................................. 2007   1.737       1.817            --
                                                                              2006   1.505       1.737        30,989
                                                                              2005   1.481       1.505        83,993
                                                                              2004   1.400       1.481        79,709
                                                                              2003   1.000       1.400        62,932
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........... 2007   1.837       1.956            --
                                                                              2006   1.666       1.837        51,189
                                                                              2005   1.626       1.666        52,336
                                                                              2004   1.440       1.626           854
                                                                              2003   1.000       1.440         2,159

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)......... 2007   1.572       1.630            --
                                                                     2006   1.372       1.572       855,283
                                                                     2005   1.361       1.372       984,037
                                                                     2004   1.237       1.361        49,303
                                                                     2003   1.000       1.237        15,381
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.758       1.933            --
                                                                     2006   1.603       1.758       539,041
                                                                     2005   1.517       1.603       704,190
                                                                     2004   1.252       1.517        50,443
                                                                     2003   1.000       1.252        15,556
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.823       1.753            --
                                                                     2007   1.760       1.823            --
                                                                     2006   1.858       1.760            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06).............. 2012   1.664       1.899       162,718
                                                                     2011   1.662       1.664       152,630
                                                                     2010   1.466       1.662       181,425
                                                                     2009   1.019       1.466       240,061
                                                                     2008   1.377       1.019       295,539
                                                                     2007   1.373       1.377       410,849
                                                                     2006   1.309       1.373       464,298
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.707       1.786            --
                                                                     2006   1.620       1.707        98,432
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2012   1.362       1.510        68,770
                                                                     2011   1.392       1.362        86,594
                                                                     2010   1.266       1.392        90,290
                                                                     2009   1.087       1.266       100,191
                                                                     2008   1.775       1.087       103,462
                                                                     2007   1.771       1.775       105,141
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)........ 2012   1.590       1.961        83,782
                                                                     2011   1.718       1.590       102,975
                                                                     2010   1.513       1.718       157,233
                                                                     2009   1.146       1.513       231,343
                                                                     2008   2.008       1.146       244,679
                                                                     2007   2.457       2.008       235,578

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05).................... 2012   0.940       1.156       145,231
                                                                                  2011   1.019       0.940       152,310
                                                                                  2010   0.898       1.019       188,019
                                                                                  2009   0.683       0.898        80,207
                                                                                  2008   1.198       0.683        73,898
                                                                                  2007   1.443       1.198        75,582
                                                                                  2006   1.074       1.443       132,453
                                                                                  2005   1.000       1.074        20,591
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.221       1.379       104,264
                                                                                  2011   1.391       1.221       107,236
                                                                                  2010   1.191       1.391       119,237
                                                                                  2009   0.944       1.191       141,059
                                                                                  2008   1.293       0.944       129,916
                                                                                  2007   1.337       1.293       138,411
                                                                                  2006   1.261       1.337       168,464
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   1.631       2.063       107,695
                                                                                  2011   1.942       1.631       101,732
                                                                                  2010   1.704       1.942       154,451
                                                                                  2009   1.122       1.704       140,163
                                                                                  2008   1.938       1.122       151,671
                                                                                  2007   2.001       1.938       145,815
                                                                                  2006   1.825       2.001       182,438
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.319       1.526        61,973
                                                                                  2011   1.361       1.319        65,545
                                                                                  2010   1.102       1.361       171,460
                                                                                  2009   0.841       1.102       262,078
                                                                                  2008   1.402       0.841       227,312
                                                                                  2007   1.289       1.402       211,087
                                                                                  2006   1.305       1.289       258,826
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.127       1.352        92,690
                                                                                  2011   1.245       1.127       102,636
                                                                                  2010   1.162       1.245       225,994
                                                                                  2009   0.830       1.162       180,649
                                                                                  2008   1.462       0.830       154,284
                                                                                  2007   1.148       1.462        65,588
                                                                                  2006   1.125       1.148        31,613
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.598       0.692       680,015
                                                                                  2011   0.663       0.598       716,739

                          MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05).................. 2011   0.625       0.663            --
                                                                             2010   0.597       0.625       579,454
                                                                             2009   0.443       0.597       593,361
                                                                             2008   0.999       0.443       615,808
                                                                             2007   1.087       0.999       546,089
                                                                             2006   1.044       1.087       733,294
                                                                             2005   1.000       1.044       264,211
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................ 2012   0.949       1.064       381,364
                                                                             2011   1.009       0.949       398,794
                                                                             2010   0.823       1.009       497,993
                                                                             2009   0.666       0.823       640,051
                                                                             2008   1.114       0.666       658,582
                                                                             2007   1.134       1.114       735,043
                                                                             2006   1.035       1.134       495,848
                                                                             2005   1.000       1.035       116,341
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.916       0.869            --
                                                                             2008   1.636       0.916        39,756
                                                                             2007   1.496       1.636        30,705
                                                                             2006   1.522       1.496         5,961
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)............. 2012   1.012       1.061        22,418
                                                                             2011   1.016       1.012         8,538
                                                                             2010   1.000       1.016         2,689
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................ 2012   0.843       0.938        35,189
                                                                             2011   0.867       0.843        37,374
                                                                             2010   0.800       0.867        24,885
                                                                             2009   0.656       0.800        24,885
                                                                             2008   1.000       0.656            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)...................... 2012   0.870       1.039       171,436
                                                                             2011   0.956       0.870       168,434
                                                                             2010   0.919       0.956       166,189
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)...... 2012   2.574       2.994            --
                                                                             2011   3.230       2.574            --
                                                                             2010   2.667       3.230            --
                                                                             2009   1.614       2.667            --
                                                                             2008   3.703       1.614            --
                                                                             2007   2.954       3.703            --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)........ 2012   2.705       3.141       164,184
                                                                                2011   3.406       2.705       167,089
                                                                                2010   2.820       3.406       218,017
                                                                                2009   1.709       2.820       253,385
                                                                                2008   1.558       1.709            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)......... 2012   0.995       1.134        84,035
                                                                                2011   1.141       0.995        73,378
                                                                                2010   1.049       1.141       151,939
                                                                                2009   0.816       1.049       135,924
                                                                                2008   1.450       0.816       156,104
                                                                                2007   1.310       1.450       155,863
                                                                                2006   1.060       1.310       285,096
                                                                                2005   1.000       1.060        10,181
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2012   1.020       1.049       145,834
                                                                                2011   1.103       1.020       164,750
                                                                                2010   0.919       1.103       134,023
                                                                                2009   0.688       0.919       135,986
                                                                                2008   1.142       0.688       159,990
                                                                                2007   1.295       1.142       147,873
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............. 2012   1.235       1.318       126,156
                                                                                2011   1.358       1.235       122,109
                                                                                2010   1.053       1.358       133,226
                                                                                2009   0.685       1.053       197,776
                                                                                2008   1.318       0.685       274,908
                                                                                2007   1.093       1.318       260,549
                                                                                2006   1.032       1.093       320,848
                                                                                2005   1.000       1.032        98,670
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2012   1.270       1.356       165,211
                                                                                2011   1.166       1.270       196,426
                                                                                2010   1.105       1.166       259,947
                                                                                2009   0.956       1.105       297,820
                                                                                2008   1.048       0.956       365,774
                                                                                2007   0.995       1.048       567,330

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)........ 2012   1.271       1.354       132,342
                                                                          2011   1.170       1.271       134,956
                                                                          2010   1.112       1.170       137,993
                                                                          2009   0.964       1.112       121,418
                                                                          2008   1.060       0.964       114,732
                                                                          2007   0.980       1.060       239,673
                                                                          2006   0.999       0.980       384,404
                                                                          2005   1.000       0.999       125,632
 MIST PIMCO Total Return Subaccount (Class B) (11/05).................... 2012   1.306       1.393     1,656,576
                                                                          2011   1.295       1.306     1,747,163
                                                                          2010   1.226       1.295     2,144,158
                                                                          2009   1.063       1.226     2,402,935
                                                                          2008   1.084       1.063       631,083
                                                                          2007   1.032       1.084       751,460
                                                                          2006   1.011       1.032     1,103,078
                                                                          2005   1.000       1.011       263,598
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.326       1.432        39,083
                                                                          2011   1.422       1.326        46,179
                                                                          2010   1.253       1.422        48,833
                                                                          2009   1.035       1.253        62,563
                                                                          2008   1.578       1.035        73,773
                                                                          2007   1.539       1.578        76,857
                                                                          2006   1.438       1.539        97,076
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.189       1.309            --
                                                                          2006   1.135       1.189       226,210
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2012   2.158       2.349        14,780
                                                                          2011   2.135       2.158         4,604
                                                                          2010   1.951       2.135        28,596
                                                                          2009   1.604       1.951            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   0.555       0.607         6,113
                                                                          2011   0.690       0.555            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)......... 2012   0.920       1.060       958,995
                                                                          2011   0.981       0.920     1,049,115
                                                                          2010   0.858       0.981     1,336,404
                                                                          2009   0.742       0.858     1,454,099
                                                                          2008   1.194       0.742     1,696,228
                                                                          2007   1.178       1.194     2,197,323
                                                                          2006   1.024       1.178     1,555,388
                                                                          2005   1.000       1.024        33,281

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09)......... 2012   0.917       1.018        25,168
                                                                        2011   0.954       0.917        26,313
                                                                        2010   0.765       0.954        55,251
                                                                        2009   0.615       0.765        12,526
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11)......... 2012   1.972       2.278        43,973
                                                                        2011   2.354       1.972        56,844
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06)........ 2012   1.437       1.656        35,748
                                                                        2011   1.617       1.437        43,910
                                                                        2010   1.380       1.617        44,767
                                                                        2009   1.118       1.380        42,162
                                                                        2008   1.631       1.118        50,042
                                                                        2007   1.722       1.631        71,021
                                                                        2006   1.687       1.722        81,065
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................. 2012   0.910       1.053        19,778
                                                                        2011   0.946       0.910        36,965
                                                                        2010   0.843       0.946        33,122
                                                                        2009   0.682       0.843        33,501
                                                                        2008   1.089       0.682        39,375
                                                                        2007   1.144       1.089        24,272
                                                                        2006   1.009       1.144        23,671
                                                                        2005   1.000       1.009         5,850
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........... 2012   1.500       1.624        68,027
                                                                        2011   1.585       1.500       103,358
                                                                        2010   1.409       1.585       130,363
                                                                        2009   0.967       1.409       163,719
                                                                        2008   1.824       0.967       172,199
                                                                        2007   1.551       1.824       200,221
                                                                        2006   1.597       1.551       234,440
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2012   1.225       1.284       524,919
                                                                        2011   1.178       1.225       606,932
                                                                        2010   1.115       1.178       772,455
                                                                        2009   1.044       1.115       838,410
                                                                        2008   1.109       1.044       911,725
                                                                        2007   1.070       1.109     1,295,889
                                                                        2006   1.036       1.070     1,375,813

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   1.097       1.225        41,115
                                                                          2011   1.233       1.097        67,429
                                                                          2010   1.053       1.233        46,768
                                                                          2009   0.841       1.053        70,333
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   0.956       0.933       483,154
                                                                          2011   0.979       0.956       510,551
                                                                          2010   0.994       0.979       415,582
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.625       0.616            --
                                                                          2008   1.070       0.625            --
                                                                          2007   1.136       1.070            --
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   1.193       1.315       325,538
                                                                          2011   1.273       1.193       323,390
                                                                          2010   1.163       1.273        36,865
                                                                          2009   0.902       1.163        49,863
                                                                          2008   1.469       0.902        43,511
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.786       0.818            --
                                                                          2008   1.459       0.786        54,452
                                                                          2007   1.437       1.459        49,489
                                                                          2006   1.425       1.437       118,906
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2012   1.065       1.203       226,883
                                                                          2011   1.163       1.065       248,379
                                                                          2010   1.041       1.163       250,830
                                                                          2009   0.875       1.041       256,035
                                                                          2008   1.469       0.875       276,006
                                                                          2007   1.445       1.469       345,824
                                                                          2006   1.416       1.445       357,263
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   1.428       1.611        49,494
                                                                          2011   1.458       1.428        33,364
                                                                          2010   1.341       1.458        34,809
                                                                          2009   0.984       1.341        38,714
                                                                          2008   1.493       0.984        41,885
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)............ 2012   2.989       3.336        10,395
                                                                          2011   3.050       2.989         7,519
                                                                          2010   2.455       3.050         3,563
                                                                          2009   2.004       2.455         2,408

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2012   2.031       2.239            --
                                                                                     2011   2.228       2.031         3,859
                                                                                     2010   2.090       2.228        17,863
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 2012   1.382       1.591        13,070
                                                                                     2011   1.689       1.382         6,507
                                                                                     2010   1.411       1.689         7,107
                                                                                     2009   1.066       1.411         7,107
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......................... 2012   1.057       1.150        58,565
                                                                                     2011   1.059       1.057        58,071
                                                                                     2010   0.987       1.059        66,202
                                                                                     2009   0.853       0.987        65,634
                                                                                     2008   1.125       0.853        61,492
                                                                                     2007   1.105       1.125        91,149
                                                                                     2006   1.039       1.105       221,971
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................. 2012   1.566       1.784       126,067
                                                                                     2011   1.589       1.566       136,791
                                                                                     2010   1.460       1.589       266,966
                                                                                     2009   1.237       1.460       210,060
                                                                                     2008   1.878       1.237       194,956
                                                                                     2007   1.786       1.878       171,948
                                                                                     2006   1.624       1.786       215,887
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)........................... 2012   1.524       1.633         7,297
                                                                                     2011   1.650       1.524            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 2012   0.986       1.143        37,866
                                                                                     2011   1.023       0.986        52,020
                                                                                     2010   0.897       1.023        53,527
                                                                                     2009   0.642       0.897        60,627
                                                                                     2008   1.134       0.642        85,410
                                                                                     2007   1.063       1.134        79,727
                                                                                     2006   0.998       1.063        82,757
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................... 2012   1.451       1.642        33,538
                                                                                     2011   1.464       1.451        34,317
                                                                                     2010   1.113       1.464        34,930
                                                                                     2009   0.822       1.113        35,264
                                                                                     2008   1.257       0.822        33,886

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *    2012   1.142       1.154       223,160
                                                                               2011   1.106       1.142       263,156
                                                                               2010   1.069       1.106       133,950
                                                                               2009   1.047       1.069       160,151
                                                                               2008   1.074       1.047       183,969
                                                                               2007   1.052       1.074       238,815
                                                                               2006   1.022       1.052       336,333
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)............... 2007   0.974       0.991            --
                                                                               2006   0.990       0.974       532,720
                                                                               2005   1.000       0.990       774,702
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).............. 2009   1.155       1.190            --
                                                                               2008   1.128       1.155     1,557,659
                                                                               2007   1.062       1.128     2,201,288
                                                                               2006   1.047       1.062     2,399,840
                                                                               2005   1.047       1.047     2,646,527
                                                                               2004   1.022       1.047       103,537
                                                                               2003   1.000       1.022        29,098
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)...................... 2008   1.713       1.586            --
                                                                               2007   1.590       1.713            --
                                                                               2006   1.466       1.590            --
                                                                               2005   1.399       1.466            --
                                                                               2004   1.332       1.399            --
                                                                               2003   1.000       1.332            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).................. 2007   2.061       2.226            --
                                                                               2006   1.652       2.061            --
                                                                               2005   1.507       1.652            --
                                                                               2004   1.328       1.507            --
                                                                               2003   1.000       1.328            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)....................... 2007   2.274       2.423            --
                                                                               2006   1.985       2.274        46,113
                                                                               2005   1.899       1.985        47,859
                                                                               2004   1.540       1.899            --
                                                                               2003   1.000       1.540            --

                    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)........... 2006   1.433       1.522            --
                                                                 2005   1.349       1.433         9,487
                                                                 2004   1.297       1.349         1,694
                                                                 2003   1.000       1.297         1,730
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).......... 2006   1.705       1.858            --
                                                                 2005   1.552       1.705            --
                                                                 2004   1.365       1.552            --
                                                                 2003   1.000       1.365            --
 Travelers Equity Income Subaccount (5/03)...................... 2006   1.351       1.416            --
                                                                 2005   1.324       1.351       344,787
                                                                 2004   1.233       1.324         6,821
                                                                 2003   1.000       1.233            --
 Travelers Federated High Yield Subaccount (5/02)............... 2006   1.280       1.309            --
                                                                 2005   1.278       1.280       507,202
                                                                 2004   1.185       1.278        64,696
                                                                 2003   1.000       1.185        79,824
 Travelers Large Cap Subaccount (8/98).......................... 2006   1.386       1.425            --
                                                                 2005   1.305       1.386       149,675
                                                                 2004   1.255       1.305            --
                                                                 2003   1.000       1.255            --
 Travelers Managed Income Subaccount (7/98)..................... 2006   1.048       1.036            --
                                                                 2005   1.059       1.048     1,189,168
                                                                 2004   1.054       1.059        88,943
                                                                 2003   1.000       1.054       734,438
 Travelers Mercury Large Cap Core Subaccount (11/98)............ 2006   1.530       1.620            --
                                                                 2005   1.398       1.530        37,684
                                                                 2004   1.235       1.398            --
                                                                 2003   1.000       1.235            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)........ 2006   1.513       1.597            --
                                                                 2005   1.503       1.513       269,120
                                                                 2004   1.348       1.503        16,019
                                                                 2003   1.000       1.348        11,981
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05)......... 2006   1.009       1.039            --
                                                                 2005   1.000       1.009        54,523

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers MFS(Reg. TM) Value Subaccount (11/98)......................... 2006   1.507       1.624            --
                                                                          2005   1.449       1.507       207,257
                                                                          2004   1.279       1.449            --
                                                                          2003   1.000       1.279            --
 Travelers Mondrian International Stock Subaccount (7/98)................ 2006   1.593       1.825            --
                                                                          2005   1.489       1.593       305,764
                                                                          2004   1.317       1.489        17,381
                                                                          2003   1.000       1.317            --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.359       1.438            --
                                                                          2005   1.313       1.359        89,470
                                                                          2004   1.209       1.313         8,495
                                                                          2003   1.000       1.209            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.081       1.135            --
                                                                          2005   1.000       1.081       162,986
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.408       1.465            --
                                                                          2005   1.412       1.408         7,467
                                                                          2004   1.312       1.412            --
                                                                          2003   1.000       1.312            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.136       1.305            --
                                                                          2005   1.000       1.136       242,647
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.102       1.261            --
                                                                          2005   1.000       1.102       136,634
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.063       1.022            --
                                                                          2005   1.043       1.063       324,942
                                                                          2004   1.006       1.043        10,085
                                                                          2003   1.000       1.006        13,081
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.814       2.019            --
                                                                          2011   2.002       1.814            --
                                                                          2010   1.748       2.002            --
                                                                          2009   1.117       1.748            --
                                                                          2008   2.063       1.117            --
                                                                          2007   2.127       2.063            --
                                                                          2006   1.882       2.127            --
                                                                          2005   1.653       1.882            --
                                                                          2004   1.450       1.653            --
                                                                          2003   1.000       1.450            --

                                  MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.074       1.147           --
                                                                                 2006   1.000       1.074           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................... 2006   1.182       1.237           --
                                                                                 2005   1.146       1.182           --
                                                                                 2004   1.110       1.146           --
                                                                                 2003   1.000       1.110           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.388       1.320           --
                                                                                 2007   1.220       1.388           --
                                                                                 2006   1.218       1.220           --
                                                                                 2005   1.160       1.218           --
                                                                                 2004   1.113       1.160           --
                                                                                 2003   1.000       1.113           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.239       1.291           --
                                                                                 2005   1.214       1.239       65,336
                                                                                 2004   1.118       1.214           --
                                                                                 2003   1.000       1.118           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.293       1.254           --
                                                                                 2005   1.154       1.293        4,128
                                                                                 2004   1.091       1.154           --
                                                                                 2003   1.000       1.091           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.558       1.863           --
                                                                                 2011   1.752       1.558           --
                                                                                 2010   1.607       1.752           --
                                                                                 2009   1.157       1.607           --
                                                                                 2008   1.925       1.157           --
                                                                                 2007   1.718       1.925       29,348
                                                                                 2006   1.462       1.718           --
                                                                                 2005   1.313       1.462           --
                                                                                 2004   1.186       1.313           --
                                                                                 2003   1.000       1.186           --

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03)............... 2012   1.355       1.558           --
                                                                  2011   1.450       1.355           --
                                                                  2010   1.252       1.450       20,711
                                                                  2009   0.920       1.252       41,357
                                                                  2008   1.684       0.920       38,858
                                                                  2007   1.536       1.684       91,395
                                                                  2006   1.428       1.536       38,858
                                                                  2005   1.259       1.428       39,903
                                                                  2004   1.147       1.259           --
                                                                  2003   1.000       1.147           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2012   1.187       1.361           --
                                                                  2011   1.239       1.187           --
                                                                  2010   1.140       1.239       22,194
                                                                  2009   0.890       1.140       41,329
                                                                  2008   1.467       0.890       41,329
                                                                  2007   1.432       1.467       53,221
                                                                  2006   1.274       1.432       53,642
                                                                  2005   1.233       1.274       54,339
                                                                  2004   1.145       1.233           --
                                                                  2003   1.000       1.145           --
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)................................ 2006   1.139       1.124           --
                                                                  2005   1.000       1.139           --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98).......... 2007   2.404       2.512           --
                                                                  2006   1.859       2.404           --
                                                                  2005   1.489       1.859           --
                                                                  2004   1.222       1.489           --
                                                                  2003   1.000       1.222           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)............ 2007   1.981       2.081           --
                                                                  2006   1.530       1.981       29,269
                                                                  2005   1.463       1.530       33,625
                                                                  2004   1.141       1.463           --
                                                                  2003   1.000       1.141           --

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98)........ 2011   1.762       1.920           --
                                                                                   2010   1.365       1.762        4,044
                                                                                   2009   1.061       1.365        4,695
                                                                                   2008   1.551       1.061       12,688
                                                                                   2007   1.703       1.551       13,297
                                                                                   2006   1.502       1.703       26,339
                                                                                   2005   1.406       1.502       28,566
                                                                                   2004   1.186       1.406           --
                                                                                   2003   1.000       1.186           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)...................... 2008   1.377       1.315           --
                                                                                   2007   1.318       1.377       38,636
                                                                                   2006   1.159       1.318       51,386
                                                                                   2005   1.138       1.159       59,174
                                                                                   2004   1.110       1.138           --
                                                                                   2003   1.000       1.110           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................ 2008   1.130       1.064           --
                                                                                   2007   1.302       1.130           --
                                                                                   2006   1.286       1.302           --
                                                                                   2005   1.246       1.286           --
                                                                                   2004   1.147       1.246           --
                                                                                   2003   1.000       1.147           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2012   1.814       2.028           --
                                                                                   2011   2.086       1.814           --
                                                                                   2010   1.662       2.086           --
                                                                                   2009   1.219       1.662           --
                                                                                   2008   2.069       1.219           --
                                                                                   2007   1.838       2.069           --
                                                                                   2006   1.676       1.838           --
                                                                                   2005   1.455       1.676           --
                                                                                   2004   1.196       1.455           --
                                                                                   2003   1.000       1.196           --

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)....... 2012   1.386       1.499           --
                                                                                     2011   1.493       1.386           --
                                                                                     2010   1.199       1.493           --
                                                                                     2009   0.855       1.199           --
                                                                                     2008   1.525       0.855           --
                                                                                     2007   1.405       1.525           --
                                                                                     2006   1.324       1.405           --
                                                                                     2005   1.295       1.324           --
                                                                                     2004   1.191       1.295           --
                                                                                     2003   1.000       1.191           --
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................ 2006   1.323       1.528           --
                                                                                     2005   1.226       1.323        1,138
                                                                                     2004   1.116       1.226           --
                                                                                     2003   1.000       1.116           --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)......... 2008   2.997       1.448           --
                                                                                     2007   2.385       2.997       23,467
                                                                                     2006   1.908       2.385       19,678
                                                                                     2005   1.535       1.908       22,035
                                                                                     2004   1.261       1.535           --
                                                                                     2003   1.000       1.261           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98).................... 2012   1.398       1.613        3,344
                                                                                     2011   1.604       1.398        3,213
                                                                                     2010   1.516       1.604       11,559
                                                                                     2009   1.134       1.516       23,446
                                                                                     2008   1.949       1.134       26,120
                                                                                     2007   1.730       1.949       68,248
                                                                                     2006   1.460       1.730       90,754
                                                                                     2005   1.358       1.460       97,630
                                                                                     2004   1.174       1.358           --
                                                                                     2003   1.000       1.174           --

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)............... 2012   1.747       1.993            --
                                                                          2011   1.820       1.747            --
                                                                          2010   1.486       1.820            --
                                                                          2009   1.054       1.486            --
                                                                          2008   1.924       1.054            --
                                                                          2007   1.620       1.924            --
                                                                          2006   1.465       1.620            --
                                                                          2005   1.340       1.465            --
                                                                          2004   1.140       1.340            --
                                                                          2003   1.000       1.140            --
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)........ 2006   1.336       1.425            --
                                                                          2005   1.221       1.336       105,814
                                                                          2004   1.121       1.221            --
                                                                          2003   1.000       1.121            --
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)................. 2012   2.131       2.354            --
                                                                          2011   3.228       2.131            --
                                                                          2010   2.646       3.228            --
                                                                          2009   1.514       2.646            --
                                                                          2008   3.249       1.514            --
                                                                          2007   2.601       3.249            --
                                                                          2006   1.818       2.601            --
                                                                          2005   1.412       1.818            --
                                                                          2004   1.219       1.412            --
                                                                          2003   1.000       1.219            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)........................... 2006   1.333       1.485            --
                                                                          2005   1.313       1.333        49,505
                                                                          2004   1.171       1.313            --
                                                                          2003   1.000       1.171            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)............ 2010   0.862       0.910            --
                                                                          2009   0.731       0.862            --
                                                                          2008   1.276       0.731            --
                                                                          2007   1.247       1.276        19,869
                                                                          2006   1.109       1.247        20,307
                                                                          2005   1.067       1.109        21,185
                                                                          2004   1.000       1.067            --

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2012   1.298       1.504            --
                                                                                  2011   1.298       1.298            --
                                                                                  2010   1.064       1.298            --
                                                                                  2009   0.810       1.064         3,012
                                                                                  2008   1.394       0.810            --
                                                                                  2007   1.407       1.394            --
                                                                                  2006   1.326       1.407            --
                                                                                  2005   1.217       1.326            --
                                                                                  2004   1.134       1.217            --
                                                                                  2003   1.000       1.134            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2012   1.294       1.464       148,132
                                                                                  2011   1.293       1.294       148,132
                                                                                  2010   1.176       1.293       148,132
                                                                                  2009   0.987       1.176       148,132
                                                                                  2008   1.431       0.987            --
                                                                                  2007   1.353       1.431            --
                                                                                  2006   1.208       1.353            --
                                                                                  2005   1.187       1.208            --
                                                                                  2004   1.118       1.187            --
                                                                                  2003   1.000       1.118            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.806       0.787            --
                                                                                  2008   1.171       0.806       181,413
                                                                                  2007   1.175       1.171       181,413
 LMPVET ClearBridge Variable Capital Subaccount (5/04)........................... 2011   0.999       1.053            --
                                                                                  2010   0.909       0.999            --
                                                                                  2009   0.664       0.909            --
                                                                                  2008   1.177       0.664            --
                                                                                  2007   1.184       1.177            --
                                                                                  2006   1.068       1.184            --
                                                                                  2005   1.040       1.068            --
                                                                                  2004   1.000       1.040            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)................. 2011   1.171       1.268            --
                                                                                  2010   1.072       1.171         5,286
                                                                                  2009   0.900       1.072         2,352
                                                                                  2008   1.292       0.900         2,190
                                                                                  2007   1.244       1.292         2,130
                                                                                  2006   1.081       1.244         2,118
                                                                                  2005   1.109       1.081         2,214
                                                                                  2004   1.100       1.109            --
                                                                                  2003   1.000       1.100            --

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11).... 2012   1.236       1.377        4,673
                                                                                   2011   1.264       1.236        4,928
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01)........................................................................... 2012   1.155       1.295           --
                                                                                   2011   1.261       1.155           --
                                                                                   2010   1.108       1.261           --
                                                                                   2009   0.878       1.108           --
                                                                                   2008   1.419       0.878           --
                                                                                   2007   1.436       1.419           --
                                                                                   2006   1.260       1.436           --
                                                                                   2005   1.232       1.260           --
                                                                                   2004   1.167       1.232           --
                                                                                   2003   1.000       1.167           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)......... 2012   1.087       1.276           --
                                                                                   2011   1.121       1.087           --
                                                                                   2010   1.046       1.121           --
                                                                                   2009   0.753       1.046           --
                                                                                   2008   1.231       0.753           --
                                                                                   2007   1.198       1.231       18,716
                                                                                   2006   1.173       1.198       18,136
                                                                                   2005   1.143       1.173       16,679
                                                                                   2004   1.167       1.143           --
                                                                                   2003   1.000       1.167           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.252       1.424           --
                                                                                   2011   1.223       1.252           --
                                                                                   2010   1.145       1.223           --
                                                                                   2009   0.942       1.145           --
                                                                                   2008   1.500       0.942       18,445
                                                                                   2007   1.480       1.500       63,574
                                                                                   2006   1.282       1.480       84,729
                                                                                   2005   1.234       1.282       86,416
                                                                                   2004   1.145       1.234           --
                                                                                   2003   1.000       1.145           --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)......... 2012   1.450       1.668            --
                                                                               2011   1.546       1.450            --
                                                                               2010   1.293       1.546            --
                                                                               2009   0.974       1.293            --
                                                                               2008   1.543       0.974            --
                                                                               2007   1.476       1.543            --
                                                                               2006   1.317       1.476            --
                                                                               2005   1.246       1.317            --
                                                                               2004   1.157       1.246            --
                                                                               2003   1.000       1.157            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05).... 2012   1.191       1.387            --
                                                                               2011   1.203       1.191            --
                                                                               2010   0.985       1.203            --
                                                                               2009   0.707       0.985            --
                                                                               2008   1.222       0.707            --
                                                                               2007   1.139       1.222            --
                                                                               2006   1.035       1.139            --
                                                                               2005   1.000       1.035            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)...... 2007   1.145       1.157            --
                                                                               2006   1.045       1.145       181,413
                                                                               2005   1.034       1.045       181,413
                                                                               2004   1.000       1.034            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)....... 2011   0.933       0.920            --
                                                                               2010   0.876       0.933        28,239
                                                                               2009   0.764       0.876        28,239
                                                                               2008   0.994       0.764        28,239
                                                                               2007   1.005       0.994        28,239
                                                                               2006   0.989       1.005        28,239
                                                                               2005   0.990       0.989        28,239
                                                                               2004   1.000       0.990            --
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)...................................................................... 2012   1.214       1.401            --
                                                                               2011   1.223       1.214            --
                                                                               2010   1.091       1.223            --
                                                                               2009   0.718       1.091            --
                                                                               2008   1.064       0.718            --
                                                                               2007   1.092       1.064            --
                                                                               2006   1.011       1.092            --
                                                                               2005   1.000       1.011            --

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable High Income Subaccount (8/98)............. 2012   1.525       1.754           --
                                                                          2011   1.526       1.525           --
                                                                          2010   1.341       1.526           --
                                                                          2009   0.859       1.341           --
                                                                          2008   1.258       0.859           --
                                                                          2007   1.285       1.258           --
                                                                          2006   1.187       1.285           --
                                                                          2005   1.185       1.187        1,274
                                                                          2004   1.100       1.185           --
                                                                          2003   1.000       1.100           --
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)............ 2010   1.003       0.995           --
                                                                          2009   1.026       1.003        9,994
                                                                          2008   1.025       1.026        9,994
                                                                          2007   1.001       1.025       20,297
                                                                          2006   0.980       1.001       19,916
                                                                          2005   0.977       0.980       23,095
                                                                          2004   0.993       0.977           --
                                                                          2003   1.000       0.993           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).............................. 2007   1.445       1.512           --
                                                                          2006   1.254       1.445           --
                                                                          2005   1.235       1.254           --
                                                                          2004   1.168       1.235           --
                                                                          2003   1.000       1.168           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.568       1.669           --
                                                                          2006   1.424       1.568           --
                                                                          2005   1.391       1.424           --
                                                                          2004   1.233       1.391           --
                                                                          2003   1.000       1.233           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.443       1.496           --
                                                                          2006   1.261       1.443       37,065
                                                                          2005   1.252       1.261       37,757
                                                                          2004   1.139       1.252           --
                                                                          2003   1.000       1.139           --

                       MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............. 2007   1.616       1.776           --
                                                                      2006   1.475       1.616        2,776
                                                                      2005   1.397       1.475        4,800
                                                                      2004   1.154       1.397           --
                                                                      2003   1.000       1.154           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   1.557       1.497           --
                                                                      2007   1.505       1.557           --
                                                                      2006   1.589       1.505           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06)............... 2012   1.518       1.730           --
                                                                      2011   1.517       1.518           --
                                                                      2010   1.339       1.517           --
                                                                      2009   0.932       1.339           --
                                                                      2008   1.261       0.932           --
                                                                      2007   1.258       1.261           --
                                                                      2006   1.201       1.258           --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........... 2007   1.500       1.568           --
                                                                      2006   1.425       1.500           --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........... 2012   1.191       1.319           --
                                                                      2011   1.218       1.191           --
                                                                      2010   1.109       1.218           --
                                                                      2009   0.953       1.109           --
                                                                      2008   1.558       0.953           --
                                                                      2007   1.555       1.558           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)......... 2012   1.320       1.627        1,246
                                                                      2011   1.428       1.320        1,314
                                                                      2010   1.259       1.428        3,074
                                                                      2009   0.955       1.259        2,816
                                                                      2008   1.674       0.955        9,899
                                                                      2007   2.050       1.674       25,111
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05)........ 2012   0.934       1.148           --
                                                                      2011   1.014       0.934           --
                                                                      2010   0.895       1.014           --
                                                                      2009   0.680       0.895           --
                                                                      2008   1.196       0.680           --
                                                                      2007   1.442       1.196           --
                                                                      2006   1.074       1.442           --
                                                                      2005   1.000       1.074           --

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.213       1.368           --
                                                                                  2011   1.383       1.213           --
                                                                                  2010   1.185       1.383           --
                                                                                  2009   0.941       1.185           --
                                                                                  2008   1.290       0.941           --
                                                                                  2007   1.335       1.290           --
                                                                                  2006   1.259       1.335           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   1.422       1.796        3,151
                                                                                  2011   1.694       1.422        3,168
                                                                                  2010   1.488       1.694        2,880
                                                                                  2009   0.981       1.488        3,001
                                                                                  2008   1.696       0.981       20,782
                                                                                  2007   1.753       1.696       35,666
                                                                                  2006   1.600       1.753       47,788
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.310       1.515        1,339
                                                                                  2011   1.354       1.310        1,343
                                                                                  2010   1.097       1.354        1,446
                                                                                  2009   0.838       1.097        1,536
                                                                                  2008   1.398       0.838          718
                                                                                  2007   1.286       1.398       30,708
                                                                                  2006   1.303       1.286       32,032
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.119       1.341           --
                                                                                  2011   1.238       1.119           --
                                                                                  2010   1.156       1.238           --
                                                                                  2009   0.827       1.156        2,671
                                                                                  2008   1.459       0.827           --
                                                                                  2007   1.146       1.459       65,376
                                                                                  2006   1.124       1.146           --
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.594       0.687           --
                                                                                  2011   0.659       0.594           --
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05)....................... 2011   0.622       0.659           --
                                                                                  2010   0.594       0.622           --
                                                                                  2009   0.441       0.594           --
                                                                                  2008   0.996       0.441           --
                                                                                  2007   1.085       0.996           --
                                                                                  2006   1.044       1.085           --
                                                                                  2005   1.000       1.044           --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................. 2012   0.944       1.056           --
                                                                              2011   1.004       0.944           --
                                                                              2010   0.820       1.004           --
                                                                              2009   0.664       0.820        3,964
                                                                              2008   1.111       0.664        3,964
                                                                              2007   1.132       1.111        3,964
                                                                              2006   1.034       1.132           --
                                                                              2005   1.000       1.034           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.798       0.756           --
                                                                              2008   1.425       0.798           --
                                                                              2007   1.305       1.425           --
                                                                              2006   1.329       1.305           --
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10).............. 2012   1.010       1.058           --
                                                                              2011   1.015       1.010           --
                                                                              2010   1.000       1.015           --
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................. 2012   0.840       0.933           --
                                                                              2011   0.865       0.840           --
                                                                              2010   0.799       0.865           --
                                                                              2009   0.655       0.799           --
                                                                              2008   1.000       0.655           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2012   0.863       1.030           --
                                                                              2011   0.950       0.863           --
                                                                              2010   0.913       0.950           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2012   2.165       2.516           --
                                                                              2011   2.719       2.165           --
                                                                              2010   2.247       2.719           --
                                                                              2009   1.361       2.247           --
                                                                              2008   3.127       1.361           --
                                                                              2007   2.496       3.127           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)...... 2012   2.237       2.596          783
                                                                              2011   2.820       2.237          758
                                                                              2010   2.337       2.820        1,590
                                                                              2009   1.418       2.337        3,220
                                                                              2008   1.293       1.418           --

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)........ 2012   0.989       1.126           --
                                                                               2011   1.135       0.989           --
                                                                               2010   1.044       1.135           --
                                                                               2009   0.813       1.044           --
                                                                               2008   1.447       0.813           --
                                                                               2007   1.309       1.447           --
                                                                               2006   1.060       1.309           --
                                                                               2005   1.000       1.060           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2012   1.014       1.041           --
                                                                               2011   1.097       1.014           --
                                                                               2010   0.915       1.097           --
                                                                               2009   0.685       0.915           --
                                                                               2008   1.138       0.685           --
                                                                               2007   1.292       1.138       30,988
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............ 2012   1.228       1.309           --
                                                                               2011   1.351       1.228           --
                                                                               2010   1.049       1.351           --
                                                                               2009   0.683       1.049           --
                                                                               2008   1.315       0.683           --
                                                                               2007   1.092       1.315       66,839
                                                                               2006   1.032       1.092           --
                                                                               2005   1.000       1.032           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).............. 2012   1.261       1.345       32,712
                                                                               2011   1.159       1.261       32,916
                                                                               2010   1.100       1.159       34,629
                                                                               2009   0.952       1.100       33,135
                                                                               2008   1.045       0.952       38,378
                                                                               2007   0.993       1.045       10,347
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)............. 2012   1.263       1.345           --
                                                                               2011   1.164       1.263           --
                                                                               2010   1.107       1.164           --
                                                                               2009   0.961       1.107           --
                                                                               2008   1.058       0.961           --
                                                                               2007   0.979       1.058           --
                                                                               2006   0.999       0.979           --
                                                                               2005   1.000       0.999           --

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (11/05)................... 2012   1.298       1.383        6,593
                                                                         2011   1.289       1.298        6,513
                                                                         2010   1.221       1.289       72,329
                                                                         2009   1.060       1.221       85,809
                                                                         2008   1.082       1.060           --
                                                                         2007   1.031       1.082           --
                                                                         2006   1.011       1.031           --
                                                                         2005   1.000       1.011           --
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2012   1.224       1.321           --
                                                                         2011   1.314       1.224           --
                                                                         2010   1.159       1.314           --
                                                                         2009   0.959       1.159           --
                                                                         2008   1.463       0.959           --
                                                                         2007   1.428       1.463           --
                                                                         2006   1.335       1.428       17,220
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.187       1.307           --
                                                                         2006   1.134       1.187       53,814
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).............. 2012   2.120       2.306           --
                                                                         2011   2.100       2.120           --
                                                                         2010   1.921       2.100           --
                                                                         2009   1.580       1.921           --
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2012   0.549       0.600           --
                                                                         2011   0.683       0.549           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)........ 2012   0.914       1.052       70,412
                                                                         2011   0.976       0.914       72,966
                                                                         2010   0.855       0.976       71,667
                                                                         2009   0.740       0.855       69,617
                                                                         2008   1.191       0.740       59,824
                                                                         2007   1.177       1.191       46,673
                                                                         2006   1.024       1.177       75,889
                                                                         2005   1.000       1.024           --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09).......... 2012   0.907       1.006           --
                                                                         2011   0.945       0.907           --
                                                                         2010   0.758       0.945           --
                                                                         2009   0.610       0.758           --
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11).......... 2012   1.593       1.838        1,101
                                                                         2011   1.903       1.593        1,087

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06).......... 2012   1.258       1.448       45,521
                                                                          2011   1.417       1.258       44,245
                                                                          2010   1.211       1.417       44,065
                                                                          2009   0.981       1.211       43,313
                                                                          2008   1.433       0.981       42,234
                                                                          2007   1.515       1.433           --
                                                                          2006   1.485       1.515       51,323
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................... 2012   0.905       1.045           --
                                                                          2011   0.941       0.905           --
                                                                          2010   0.840       0.941           --
                                                                          2009   0.680       0.840           --
                                                                          2008   1.087       0.680           --
                                                                          2007   1.143       1.087           --
                                                                          2006   1.009       1.143           --
                                                                          2005   1.000       1.009           --
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.247       1.349        5,393
                                                                          2011   1.319       1.247        5,116
                                                                          2010   1.174       1.319       12,628
                                                                          2009   0.806       1.174       11,125
                                                                          2008   1.523       0.806       30,576
                                                                          2007   1.296       1.523       46,900
                                                                          2006   1.335       1.296       55,056
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2012   1.185       1.241        7,345
                                                                          2011   1.141       1.185        7,111
                                                                          2010   1.081       1.141        7,062
                                                                          2009   1.013       1.081        7,109
                                                                          2008   1.077       1.013        2,627
                                                                          2007   1.040       1.077       19,368
                                                                          2006   1.008       1.040       18,711
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   0.973       1.085           --
                                                                          2011   1.095       0.973           --
                                                                          2010   0.936       1.095           --
                                                                          2009   0.748       0.936           --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   0.955       0.932           --
                                                                          2011   0.979       0.955           --
                                                                          2010   0.995       0.979        9,994

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.623       0.614           --
                                                                                 2008   1.068       0.623           --
                                                                                 2007   1.135       1.068           --
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................ 2012   1.059       1.167           --
                                                                                 2011   1.131       1.059           --
                                                                                 2010   1.035       1.131       22,792
                                                                                 2009   0.804       1.035       30,133
                                                                                 2008   1.310       0.804       37,155
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.699       0.728           --
                                                                                 2008   1.299       0.699           --
                                                                                 2007   1.281       1.299           --
                                                                                 2006   1.271       1.281           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2012   0.969       1.093           --
                                                                                 2011   1.059       0.969           --
                                                                                 2010   0.948       1.059           --
                                                                                 2009   0.798       0.948           --
                                                                                 2008   1.342       0.798       18,943
                                                                                 2007   1.321       1.342       36,143
                                                                                 2006   1.295       1.321       35,390
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   1.261       1.421           --
                                                                                 2011   1.289       1.261           --
                                                                                 2010   1.187       1.289           --
                                                                                 2009   0.871       1.187           --
                                                                                 2008   1.323       0.871           --
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)................... 2012   2.937       3.274           --
                                                                                 2011   3.000       2.937           --
                                                                                 2010   2.416       3.000           --
                                                                                 2009   1.975       2.416           --
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10)...................... 2012   2.005       2.209           --
                                                                                 2011   2.201       2.005           --
                                                                                 2010   2.066       2.201           --
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09).... 2012   1.378       1.585           --
                                                                                 2011   1.686       1.378           --
                                                                                 2010   1.409       1.686           --
                                                                                 2009   1.066       1.409           --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)..................... 2012   1.051       1.141            --
                                                                                2011   1.053       1.051            --
                                                                                2010   0.982       1.053            --
                                                                                2009   0.851       0.982            --
                                                                                2008   1.122       0.851            --
                                                                                2007   1.104       1.122            --
                                                                                2006   1.039       1.104            --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................ 2012   1.387       1.578            --
                                                                                2011   1.409       1.387            --
                                                                                2010   1.296       1.409            --
                                                                                2009   1.099       1.296            --
                                                                                2008   1.669       1.099            --
                                                                                2007   1.590       1.669            --
                                                                                2006   1.447       1.590            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)...................... 2012   1.506       1.613            --
                                                                                2011   1.632       1.506            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................ 2012   0.980       1.135       122,963
                                                                                2011   1.018       0.980       122,409
                                                                                2010   0.894       1.018       124,744
                                                                                2009   0.640       0.894       125,461
                                                                                2008   1.132       0.640       132,884
                                                                                2007   1.063       1.132         2,440
                                                                                2006   0.998       1.063       149,322
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.............. 2012   1.226       1.387            --
                                                                                2011   1.239       1.226            --
                                                                                2010   0.943       1.239            --
                                                                                2009   0.697       0.943            --
                                                                                2008   1.066       0.697            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *     2012   1.153       1.165            --
                                                                                2011   1.118       1.153            --
                                                                                2010   1.081       1.118            --
                                                                                2009   1.061       1.081            --
                                                                                2008   1.089       1.061            --
                                                                                2007   1.068       1.089            --
                                                                                2006   1.038       1.068            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................ 2007   0.972       0.989            --
                                                                                2006   0.989       0.972        58,513
                                                                                2005   1.000       0.989        58,836

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.151       1.186            --
                                                                         2008   1.126       1.151       120,026
                                                                         2007   1.061       1.126       219,796
                                                                         2006   1.047       1.061       230,295
                                                                         2005   1.047       1.047       229,521
                                                                         2004   1.023       1.047            --
                                                                         2003   1.000       1.023            --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.441       1.333            --
                                                                         2007   1.339       1.441            --
                                                                         2006   1.235       1.339            --
                                                                         2005   1.180       1.235            --
                                                                         2004   1.124       1.180            --
                                                                         2003   1.000       1.124            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.824       1.969            --
                                                                         2006   1.463       1.824            --
                                                                         2005   1.336       1.463            --
                                                                         2004   1.179       1.336            --
                                                                         2003   1.000       1.179            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.818       1.936            --
                                                                         2006   1.588       1.818            --
                                                                         2005   1.520       1.588            --
                                                                         2004   1.234       1.520            --
                                                                         2003   1.000       1.234            --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)................... 2006   1.252       1.329            --
                                                                         2005   1.179       1.252            --
                                                                         2004   1.135       1.179            --
                                                                         2003   1.000       1.135            --
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................. 2006   1.459       1.589            --
                                                                         2005   1.330       1.459            --
                                                                         2004   1.170       1.330            --
                                                                         2003   1.000       1.170            --
 Travelers Equity Income Subaccount (5/03).............................. 2006   1.236       1.295            --
                                                                         2005   1.212       1.236        34,895
                                                                         2004   1.131       1.212            --
                                                                         2003   1.000       1.131            --

                     MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Federated High Yield Subaccount (5/02)................ 2006   1.174       1.201           --
                                                                  2005   1.173       1.174        2,579
                                                                  2004   1.089       1.173           --
                                                                  2003   1.000       1.089           --
 Travelers Large Cap Subaccount (8/98)........................... 2006   1.237       1.271           --
                                                                  2005   1.166       1.237           --
                                                                  2004   1.122       1.166           --
                                                                  2003   1.000       1.122           --
 Travelers Managed Income Subaccount (7/98)...................... 2006   1.020       1.008           --
                                                                  2005   1.031       1.020       19,191
                                                                  2004   1.028       1.031           --
                                                                  2003   1.000       1.028           --
 Travelers Mercury Large Cap Core Subaccount (11/98)............. 2006   1.345       1.425           --
                                                                  2005   1.230       1.345           --
                                                                  2004   1.088       1.230           --
                                                                  2003   1.000       1.088           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)......... 2006   1.266       1.335           --
                                                                  2005   1.258       1.266       54,604
                                                                  2004   1.130       1.258           --
                                                                  2003   1.000       1.130           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05).......... 2006   1.009       1.039           --
                                                                  2005   1.000       1.009           --
 Travelers MFS(Reg. TM) Value Subaccount (11/98)................. 2006   1.343       1.447           --
                                                                  2005   1.292       1.343           --
                                                                  2004   1.142       1.292           --
                                                                  2003   1.000       1.142           --
 Travelers Mondrian International Stock Subaccount (7/98)........ 2006   1.396       1.600           --
                                                                  2005   1.307       1.396       50,498
                                                                  2004   1.157       1.307           --
                                                                  2003   1.000       1.157           --
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.262       1.335           --
                                                                  2005   1.220       1.262       19,313
                                                                  2004   1.125       1.220           --
                                                                  2003   1.000       1.125           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.081       1.134           --
                                                                  2005   1.000       1.081       51,773

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.194       1.243           --
                                                                          2005   1.199       1.194           --
                                                                          2004   1.115       1.199           --
                                                                          2003   1.000       1.115           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.303           --
                                                                          2005   1.000       1.135       31,771
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.101       1.259           --
                                                                          2005   1.000       1.101           --
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.080       1.038           --
                                                                          2005   1.061       1.080          560
                                                                          2004   1.024       1.061           --
                                                                          2003   1.000       1.024           --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.485       1.652           --
                                                                          2011   1.641       1.485           --
                                                                          2010   1.435       1.641           --
                                                                          2009   0.918       1.435           --
                                                                          2008   1.696       0.918           --
                                                                          2007   1.751       1.696           --
                                                                          2006   1.551       1.751           --
                                                                          2005   1.364       1.551           --
                                                                          2004   1.197       1.364           --
                                                                          2003   1.000       1.197           --



                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                         UNIT      UNIT     NUMBER OF
                                                                        VALUE      VALUE      UNITS
                                                                          AT        AT     OUTSTANDING
                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                 YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........... 2007   1.073       1.146    --
                                                              2006   1.000       1.073    --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........ 2006   1.338       1.402    --
                                                              2005   1.299       1.338    --
                                                              2004   1.259       1.299    --
                                                              2003   1.000       1.259    --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   1.554       1.478            --
                                                                                 2007   1.366       1.554        79,412
                                                                                 2006   1.365       1.366        34,642
                                                                                 2005   1.300       1.365        44,921
                                                                                 2004   1.248       1.300        39,125
                                                                                 2003   1.000       1.248        31,824
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/01)................ 2006   1.468       1.530            --
                                                                                 2005   1.439       1.468       255,505
                                                                                 2004   1.327       1.439       263,867
                                                                                 2003   1.000       1.327       206,750
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01)................. 2006   1.476       1.430            --
                                                                                 2005   1.318       1.476       382,115
                                                                                 2004   1.247       1.318       139,253
                                                                                 2003   1.000       1.247        42,815
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)....................... 2012   1.683       2.012        91,398
                                                                                 2011   1.894       1.683       111,205
                                                                                 2010   1.738       1.894       126,832
                                                                                 2009   1.252       1.738       147,526
                                                                                 2008   2.084       1.252       174,659
                                                                                 2007   1.861       2.084       278,696
                                                                                 2006   1.584       1.861       265,222
                                                                                 2005   1.424       1.584       348,050
                                                                                 2004   1.286       1.424       368,979
                                                                                 2003   1.000       1.286        25,536
 American Funds Growth Subaccount (Class 2) (5/03).............................. 2012   1.457       1.675       340,181
                                                                                 2011   1.561       1.457       380,831
                                                                                 2010   1.348       1.561       584,247
                                                                                 2009   0.992       1.348       687,694
                                                                                 2008   1.815       0.992       743,267
                                                                                 2007   1.656       1.815       856,688
                                                                                 2006   1.541       1.656     1,254,304
                                                                                 2005   1.359       1.541     1,927,894
                                                                                 2004   1.239       1.359     1,145,782
                                                                                 2003   1.000       1.239       614,270

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2012   1.285       1.472       242,730
                                                                               2011   1.342       1.285       238,561
                                                                               2010   1.234       1.342       376,223
                                                                               2009   0.964       1.234       440,639
                                                                               2008   1.591       0.964       503,831
                                                                               2007   1.553       1.591       554,696
                                                                               2006   1.382       1.553       720,892
                                                                               2005   1.339       1.382     1,527,641
                                                                               2004   1.244       1.339     1,427,013
                                                                               2003   1.000       1.244       624,014
Capital Appreciation Fund
 Capital Appreciation Fund (5/05)............................................. 2006   1.139       1.123            --
                                                                               2005   1.000       1.139        12,473
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (7/98)....................... 2007   2.828       2.954            --
                                                                               2006   2.188       2.828            --
                                                                               2005   1.753       2.188            --
                                                                               2004   1.439       1.753            --
                                                                               2003   1.000       1.439            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (8/98)......................... 2007   2.359       2.479            --
                                                                               2006   1.824       2.359       454,488
                                                                               2005   1.745       1.824       564,083
                                                                               2004   1.362       1.745       384,204
                                                                               2003   1.000       1.362       139,637
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (11/98).... 2011   2.153       2.346            --
                                                                               2010   1.669       2.153       136,451
                                                                               2009   1.298       1.669       162,562
                                                                               2008   1.898       1.298       192,572
                                                                               2007   2.084       1.898       258,711
                                                                               2006   1.839       2.084       319,599
                                                                               2005   1.723       1.839       387,600
                                                                               2004   1.454       1.723       344,478
                                                                               2003   1.000       1.454       201,054

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (8/98)......................... 2008   1.534       1.463            --
                                                                                      2007   1.468       1.534        67,091
                                                                                      2006   1.292       1.468        52,879
                                                                                      2005   1.269       1.292        85,398
                                                                                      2004   1.239       1.269        68,429
                                                                                      2003   1.000       1.239        24,820
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.322       1.245            --
                                                                                      2007   1.525       1.322         1,852
                                                                                      2006   1.506       1.525        40,433
                                                                                      2005   1.460       1.506        40,314
                                                                                      2004   1.344       1.460         1,744
                                                                                      2003   1.000       1.344         1,993
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2012   2.125       2.374        19,804
                                                                                      2011   2.444       2.125        20,579
                                                                                      2010   1.949       2.444        46,474
                                                                                      2009   1.430       1.949        56,449
                                                                                      2008   2.427       1.430        88,176
                                                                                      2007   2.158       2.427       107,843
                                                                                      2006   1.968       2.158       158,919
                                                                                      2005   1.710       1.968       384,338
                                                                                      2004   1.406       1.710       423,971
                                                                                      2003   1.000       1.406       238,933
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (12/98)........ 2012   1.620       1.751        29,840
                                                                                      2011   1.745       1.620        28,912
                                                                                      2010   1.402       1.745        39,627
                                                                                      2009   1.001       1.402        45,210
                                                                                      2008   1.785       1.001        56,789
                                                                                      2007   1.646       1.785        73,386
                                                                                      2006   1.552       1.646       165,396
                                                                                      2005   1.519       1.552       229,062
                                                                                      2004   1.397       1.519       255,513
                                                                                      2003   1.000       1.397       107,122
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)......................... 2006   1.493       1.724            --
                                                                                      2005   1.385       1.493       284,950
                                                                                      2004   1.260       1.385        82,410
                                                                                      2003   1.000       1.260        29,383

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (7/98)........ 2008   3.583       1.730            --
                                                                                    2007   2.853       3.583       111,973
                                                                                    2006   2.283       2.853       276,627
                                                                                    2005   1.837       2.283       361,599
                                                                                    2004   1.510       1.837       235,044
                                                                                    2003   1.000       1.510        75,435
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (8/98)................... 2012   1.595       1.839       223,822
                                                                                    2011   1.830       1.595       234,949
                                                                                    2010   1.730       1.830       378,667
                                                                                    2009   1.295       1.730       326,718
                                                                                    2008   2.227       1.295       446,400
                                                                                    2007   1.978       2.227       540,761
                                                                                    2006   1.669       1.978     1,057,766
                                                                                    2005   1.554       1.669     1,343,470
                                                                                    2004   1.344       1.554       670,867
                                                                                    2003   1.000       1.344       215,121
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)......................... 2012   2.057       2.347        29,462
                                                                                    2011   2.145       2.057        29,850
                                                                                    2010   1.752       2.145        33,582
                                                                                    2009   1.244       1.752        40,614
                                                                                    2008   2.271       1.244        42,899
                                                                                    2007   1.913       2.271        46,720
                                                                                    2006   1.731       1.913        51,780
                                                                                    2005   1.584       1.731        61,758
                                                                                    2004   1.348       1.584        57,291
                                                                                    2003   1.000       1.348        49,764
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00).................. 2006   1.479       1.578            --
                                                                                    2005   1.353       1.479         2,415
                                                                                    2004   1.242       1.353            --
                                                                                    2003   1.000       1.242            --
 Janus Aspen Overseas Subaccount (Service Shares) (5/00)........................... 2012   2.447       2.701         3,587
                                                                                    2011   3.708       2.447         5,749
                                                                                    2010   3.041       3.708         5,651
                                                                                    2009   1.741       3.041        11,480
                                                                                    2008   3.737       1.741        13,327
                                                                                    2007   2.994       3.737        13,503
                                                                                    2006   2.093       2.994        17,877
                                                                                    2005   1.626       2.093        26,429
                                                                                    2004   1.405       1.626        28,713
                                                                                    2003   1.000       1.405        18,664

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 2006   1.507       1.678            --
                                                                               2005   1.486       1.507       103,351
                                                                               2004   1.326       1.486        54,599
                                                                               2003   1.000       1.326        25,095
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (5/04)................. 2010   0.859       0.907            --
                                                                               2009   0.729       0.859        85,657
                                                                               2008   1.274       0.729        72,691
                                                                               2007   1.245       1.274       112,206
                                                                               2006   1.108       1.245       120,834
                                                                               2005   1.066       1.108       122,367
                                                                               2004   1.000       1.066            --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).... 2012   1.530       1.771       172,424
                                                                               2011   1.530       1.530       193,822
                                                                               2010   1.255       1.530       318,011
                                                                               2009   0.956       1.255       385,421
                                                                               2008   1.646       0.956       456,941
                                                                               2007   1.662       1.646       539,572
                                                                               2006   1.567       1.662       656,293
                                                                               2005   1.439       1.567       705,497
                                                                               2004   1.342       1.439       738,282
                                                                               2003   1.000       1.342       554,982
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)......... 2012   1.447       1.636        41,203
                                                                               2011   1.446       1.447        49,148
                                                                               2010   1.316       1.446       137,795
                                                                               2009   1.105       1.316       144,516
                                                                               2008   1.603       1.105       190,687
                                                                               2007   1.516       1.603       207,337
                                                                               2006   1.354       1.516       579,477
                                                                               2005   1.331       1.354       657,986
                                                                               2004   1.255       1.331       243,193
                                                                               2003   1.000       1.255       118,552
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)....... 2009   0.805       0.785            --
                                                                               2008   1.169       0.805            --
                                                                               2007   1.173       1.169            --

                               MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Capital Subaccount (5/04)............................... 2011   0.996       1.049            --
                                                                                      2010   0.906       0.996       309,528
                                                                                      2009   0.663       0.906       326,250
                                                                                      2008   1.174       0.663       383,592
                                                                                      2007   1.182       1.174       519,801
                                                                                      2006   1.067       1.182       631,801
                                                                                      2005   1.039       1.067       694,001
                                                                                      2004   1.000       1.039       628,705
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/02)..................... 2011   1.325       1.435            --
                                                                                      2010   1.214       1.325        59,753
                                                                                      2009   1.020       1.214        61,352
                                                                                      2008   1.464       1.020        77,580
                                                                                      2007   1.410       1.464       125,556
                                                                                      2006   1.226       1.410       143,524
                                                                                      2005   1.259       1.226       213,289
                                                                                      2004   1.249       1.259       166,534
                                                                                      2003   1.000       1.249        37,100
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (5/11)....... 2012   1.398       1.557        53,157
                                                                                      2011   1.431       1.398        54,888
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I)
 (5/01).............................................................................. 2012   1.396       1.566        39,410
                                                                                      2011   1.526       1.396        48,459
                                                                                      2010   1.342       1.526        59,579
                                                                                      2009   1.064       1.342       100,592
                                                                                      2008   1.720       1.064       117,703
                                                                                      2007   1.742       1.720       119,412
                                                                                      2006   1.529       1.742       169,236
                                                                                      2005   1.496       1.529       160,588
                                                                                      2004   1.417       1.496       259,929
                                                                                      2003   1.000       1.417       175,683
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 2012   1.348       1.582       182,949
                                                                                      2011   1.391       1.348       215,433
                                                                                      2010   1.299       1.391       292,957
                                                                                      2009   0.935       1.299       361,650
                                                                                      2008   1.529       0.935       430,789
                                                                                      2007   1.489       1.529       536,928
                                                                                      2006   1.460       1.489       634,726
                                                                                      2005   1.422       1.460       692,901
                                                                                      2004   1.453       1.422       787,921
                                                                                      2003   1.000       1.453       353,819

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2012   1.457       1.655        95,314
                                                                                 2011   1.423       1.457       108,458
                                                                                 2010   1.333       1.423       139,855
                                                                                 2009   1.098       1.333       156,455
                                                                                 2008   1.749       1.098       162,815
                                                                                 2007   1.726       1.749       180,168
                                                                                 2006   1.496       1.726       209,070
                                                                                 2005   1.440       1.496       240,337
                                                                                 2004   1.338       1.440       207,469
                                                                                 2003   1.000       1.338       142,357
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (5/01)........... 2012   1.646       1.893        42,908
                                                                                 2011   1.757       1.646        50,232
                                                                                 2010   1.470       1.757       124,195
                                                                                 2009   1.108       1.470       170,261
                                                                                 2008   1.756       1.108       227,396
                                                                                 2007   1.680       1.756       238,776
                                                                                 2006   1.501       1.680       473,473
                                                                                 2005   1.420       1.501       499,549
                                                                                 2004   1.319       1.420       266,912
                                                                                 2003   1.000       1.319        63,633
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/05)...... 2012   1.187       1.382        58,605
                                                                                 2011   1.200       1.187        65,454
                                                                                 2010   0.983       1.200       125,561
                                                                                 2009   0.706       0.983       175,617
                                                                                 2008   1.221       0.706       195,304
                                                                                 2007   1.138       1.221       210,109
                                                                                 2006   1.035       1.138            --
                                                                                 2005   1.000       1.035         4,589
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (5/04)........ 2007   1.143       1.155            --
                                                                                 2006   1.044       1.143            --
                                                                                 2005   1.033       1.044            --
                                                                                 2004   1.000       1.033            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (5/04)......... 2011   0.930       0.916            --
                                                                                 2010   0.873       0.930        65,535
                                                                                 2009   0.763       0.873        65,018
                                                                                 2008   0.992       0.763        65,625
                                                                                 2007   1.004       0.992        72,618
                                                                                 2006   0.989       1.004        69,483
                                                                                 2005   0.990       0.989        68,993
                                                                                 2004   1.000       0.990        66,290

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I)
 (11/05)..................................................................... 2012   1.210       1.396        10,758
                                                                              2011   1.220       1.210        18,006
                                                                              2010   1.088       1.220        19,278
                                                                              2009   0.717       1.088        30,151
                                                                              2008   1.063       0.717        18,961
                                                                              2007   1.091       1.063        21,444
                                                                              2006   1.011       1.091            --
                                                                              2005   1.000       1.011            --
 LMPVIT Western Asset Variable High Income Subaccount (8/98)................. 2012   1.686       1.938        21,540
                                                                              2011   1.688       1.686        22,519
                                                                              2010   1.484       1.688        67,436
                                                                              2009   0.951       1.484        75,208
                                                                              2008   1.393       0.951       100,333
                                                                              2007   1.424       1.393        97,621
                                                                              2006   1.316       1.424       110,070
                                                                              2005   1.315       1.316       146,907
                                                                              2004   1.221       1.315       155,583
                                                                              2003   1.000       1.221        79,622
 LMPVIT Western Asset Variable Money Market Subaccount (9/98)................ 2010   0.991       0.983            --
                                                                              2009   1.014       0.991       345,864
                                                                              2008   1.014       1.014       346,331
                                                                              2007   0.991       1.014       343,904
                                                                              2006   0.971       0.991       365,173
                                                                              2005   0.968       0.971       613,485
                                                                              2004   0.984       0.968       359,838
                                                                              2003   1.000       0.984       325,447
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).................................. 2007   1.727       1.806            --
                                                                              2006   1.499       1.727        35,270
                                                                              2005   1.477       1.499        35,678
                                                                              2004   1.398       1.477       109,684
                                                                              2003   1.000       1.398        42,277
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........... 2007   1.827       1.944            --
                                                                              2006   1.659       1.827       152,639
                                                                              2005   1.622       1.659       185,982
                                                                              2004   1.438       1.622       220,363
                                                                              2003   1.000       1.438        88,204

                      MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)......... 2007   1.564       1.620            --
                                                                     2006   1.367       1.564       885,274
                                                                     2005   1.357       1.367       940,301
                                                                     2004   1.235       1.357     1,053,634
                                                                     2003   1.000       1.235       358,850
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.748       1.921            --
                                                                     2006   1.597       1.748       573,668
                                                                     2005   1.513       1.597       629,675
                                                                     2004   1.250       1.513       541,078
                                                                     2003   1.000       1.250       281,070
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.810       1.739            --
                                                                     2007   1.750       1.810            --
                                                                     2006   1.849       1.750            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06).............. 2012   1.642       1.871        71,371
                                                                     2011   1.643       1.642        73,578
                                                                     2010   1.451       1.643        97,024
                                                                     2009   1.010       1.451       131,848
                                                                     2008   1.367       1.010       124,362
                                                                     2007   1.365       1.367       181,733
                                                                     2006   1.303       1.365       254,859
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.697       1.774            --
                                                                     2006   1.612       1.697         4,643
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2012   1.344       1.488        10,356
                                                                     2011   1.375       1.344        11,971
                                                                     2010   1.253       1.375        17,079
                                                                     2009   1.077       1.253        30,074
                                                                     2008   1.762       1.077        30,245
                                                                     2007   1.760       1.762        56,852
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)........ 2012   1.569       1.932        95,880
                                                                     2011   1.698       1.569       106,462
                                                                     2010   1.497       1.698       158,895
                                                                     2009   1.136       1.497       181,417
                                                                     2008   1.994       1.136       210,477
                                                                     2007   2.442       1.994       261,263

                             MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Clarion Global Real Estate Subaccount (Class B) (11/05).................... 2012   0.931       1.144        34,310
                                                                                  2011   1.011       0.931        36,789
                                                                                  2010   0.893       1.011        20,883
                                                                                  2009   0.679       0.893        41,052
                                                                                  2008   1.194       0.679        22,933
                                                                                  2007   1.441       1.194        17,012
                                                                                  2006   1.074       1.441        51,805
                                                                                  2005   1.000       1.074        66,846
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)......................... 2012   1.209       1.363            --
                                                                                  2011   1.379       1.209            --
                                                                                  2010   1.183       1.379         6,861
                                                                                  2009   0.939       1.183         9,893
                                                                                  2008   1.288       0.939        10,307
                                                                                  2007   1.334       1.288         2,342
                                                                                  2006   1.259       1.334         1,941
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2012   1.610       2.032       150,673
                                                                                  2011   1.919       1.610       171,965
                                                                                  2010   1.686       1.919       195,992
                                                                                  2009   1.112       1.686       196,411
                                                                                  2008   1.924       1.112       216,651
                                                                                  2007   1.989       1.924       265,070
                                                                                  2006   1.816       1.989       447,809
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)....................... 2012   1.306       1.509         5,844
                                                                                  2011   1.350       1.306        13,058
                                                                                  2010   1.094       1.350        14,126
                                                                                  2009   0.836       1.094        15,433
                                                                                  2008   1.396       0.836        51,043
                                                                                  2007   1.285       1.396        32,020
                                                                                  2006   1.303       1.285       194,282
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   1.116       1.336        13,850
                                                                                  2011   1.234       1.116        18,864
                                                                                  2010   1.154       1.234         9,367
                                                                                  2009   0.826       1.154        26,471
                                                                                  2008   1.457       0.826        16,862
                                                                                  2007   1.145       1.457        32,938
                                                                                  2006   1.123       1.145            --
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (5/11)....... 2012   0.592       0.685            --
                                                                                  2011   0.657       0.592            --

                          MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Legg Mason Value Equity Subaccount (Class B) (11/05).................. 2011   0.621       0.658            --
                                                                             2010   0.593       0.621            --
                                                                             2009   0.441       0.593            --
                                                                             2008   0.995       0.441        15,356
                                                                             2007   1.085       0.995        46,349
                                                                             2006   1.043       1.085       103,108
                                                                             2005   1.000       1.043        42,103
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (11/05)................ 2012   0.941       1.052       226,925
                                                                             2011   1.002       0.941       228,442
                                                                             2010   0.818       1.002       328,661
                                                                             2009   0.663       0.818       367,464
                                                                             2008   1.110       0.663       371,063
                                                                             2007   1.132       1.110       484,603
                                                                             2006   1.034       1.132            --
                                                                             2005   1.000       1.034        29,389
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.908       0.861            --
                                                                             2008   1.624       0.908        20,944
                                                                             2007   1.488       1.624        17,348
                                                                             2006   1.515       1.488        76,761
 MIST Met/Eaton Vance Floating Rate Subaccount (Class B) (5/10)............. 2012   1.010       1.057            --
                                                                             2011   1.015       1.010            --
                                                                             2010   1.000       1.015            --
 MIST Met/Franklin Mutual Shares Subaccount (Class B) (4/08)................ 2012   0.838       0.931        21,105
                                                                             2011   0.864       0.838        20,412
                                                                             2010   0.798       0.864            --
                                                                             2009   0.655       0.798            --
                                                                             2008   1.000       0.655            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)...................... 2012   0.860       1.025            --
                                                                             2011   0.947       0.860        12,598
                                                                             2010   0.910       0.947        97,360
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)...... 2012   2.540       2.950            --
                                                                             2011   3.192       2.540            --
                                                                             2010   2.639       3.192            --
                                                                             2009   1.600       2.639            --
                                                                             2008   3.677       1.600            --
                                                                             2007   2.935       3.677            --

                            MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (11/08)........ 2012   2.669       3.095        68,995
                                                                                2011   3.366       2.669        66,627
                                                                                2010   2.791       3.366        75,853
                                                                                2009   1.694       2.791        85,296
                                                                                2008   1.544       1.694            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (11/05)......... 2012   0.986       1.122        47,232
                                                                                2011   1.132       0.986        43,579
                                                                                2010   1.042       1.132        45,332
                                                                                2009   0.812       1.042        62,875
                                                                                2008   1.445       0.812        54,128
                                                                                2007   1.308       1.445        85,947
                                                                                2006   1.060       1.308         6,657
                                                                                2005   1.000       1.060            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2012   1.010       1.037        29,383
                                                                                2011   1.093       1.010        24,071
                                                                                2010   0.913       1.093        14,524
                                                                                2009   0.684       0.913        22,552
                                                                                2008   1.137       0.684        22,626
                                                                                2007   1.291       1.137        17,447
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (11/05) *............. 2012   1.224       1.304            --
                                                                                2011   1.348       1.224            --
                                                                                2010   1.046       1.348         8,252
                                                                                2009   0.682       1.046        26,776
                                                                                2008   1.314       0.682         6,889
                                                                                2007   1.091       1.314         6,399
                                                                                2006   1.032       1.091         5,156
                                                                                2005   1.000       1.032        20,201
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2012   1.257       1.340       116,615
                                                                                2011   1.156       1.257       123,492
                                                                                2010   1.098       1.156       128,976
                                                                                2009   0.951       1.098       143,204
                                                                                2008   1.044       0.951       158,091
                                                                                2007   0.992       1.044       281,945

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class B) (11/05)........ 2012   1.259       1.340        34,303
                                                                          2011   1.161       1.259        10,705
                                                                          2010   1.105       1.161        27,092
                                                                          2009   0.960       1.105        25,954
                                                                          2008   1.057       0.960        48,944
                                                                          2007   0.978       1.057            96
                                                                          2006   0.999       0.978         8,896
                                                                          2005   1.000       0.999        88,603
 MIST PIMCO Total Return Subaccount (Class B) (11/05).................... 2012   1.294       1.378       601,671
                                                                          2011   1.286       1.294       624,469
                                                                          2010   1.219       1.286       911,717
                                                                          2009   1.058       1.219     1,029,789
                                                                          2008   1.081       1.058       108,034
                                                                          2007   1.030       1.081        38,332
                                                                          2006   1.011       1.030       117,704
                                                                          2005   1.000       1.011       155,661
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.309       1.412        19,400
                                                                          2011   1.406       1.309        18,878
                                                                          2010   1.240       1.406        59,063
                                                                          2009   1.026       1.240        60,322
                                                                          2008   1.567       1.026        56,322
                                                                          2007   1.530       1.567       120,978
                                                                          2006   1.432       1.530       133,101
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.186       1.306            --
                                                                          2006   1.134       1.186        20,823
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2012   2.102       2.285         4,111
                                                                          2011   2.083       2.102         9,375
                                                                          2010   1.906       2.083         9,491
                                                                          2009   1.568       1.906         4,145
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   0.546       0.596            --
                                                                          2011   0.679       0.546            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (11/05)......... 2012   0.912       1.049       576,755
                                                                          2011   0.974       0.912       625,107
                                                                          2010   0.853       0.974       788,616
                                                                          2009   0.739       0.853       809,181
                                                                          2008   1.190       0.739       967,373
                                                                          2007   1.176       1.190     1,184,033
                                                                          2006   1.024       1.176       778,649
                                                                          2005   1.000       1.024            --

                        MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (5/09)......... 2012   0.902       1.000        28,194
                                                                        2011   0.940       0.902        50,404
                                                                        2010   0.755       0.940            --
                                                                        2009   0.608       0.755         4,924
 MIST Third Avenue Small Cap Value Subaccount (Class A) (5/11)......... 2012   1.946       2.244       100,867
                                                                        2011   2.325       1.946       100,669
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06)........ 2012   1.419       1.632        49,201
                                                                        2011   1.598       1.419        45,702
                                                                        2010   1.367       1.598        87,318
                                                                        2009   1.108       1.367       100,665
                                                                        2008   1.619       1.108        80,707
                                                                        2007   1.712       1.619       117,815
                                                                        2006   1.678       1.712        68,047
 MIST Van Kampen Comstock Subaccount (Class B) (11/05)................. 2012   0.902       1.042        21,985
                                                                        2011   0.939       0.902        22,050
                                                                        2010   0.838       0.939           374
                                                                        2009   0.679       0.838           375
                                                                        2008   1.086       0.679           376
                                                                        2007   1.142       1.086           376
                                                                        2006   1.009       1.142           265
                                                                        2005   1.000       1.009            --
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........... 2012   1.480       1.600        44,710
                                                                        2011   1.567       1.480        44,360
                                                                        2010   1.395       1.567        89,001
                                                                        2009   0.958       1.395        89,961
                                                                        2008   1.811       0.958       114,522
                                                                        2007   1.542       1.811       118,184
                                                                        2006   1.589       1.542       220,869
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2012   1.209       1.265       362,604
                                                                        2011   1.164       1.209       402,328
                                                                        2010   1.104       1.164       491,140
                                                                        2009   1.035       1.104       627,088
                                                                        2008   1.101       1.035       691,307
                                                                        2007   1.064       1.101       987,263
                                                                        2006   1.031       1.064     1,152,608

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   1.082       1.207        82,556
                                                                          2011   1.219       1.082        80,874
                                                                          2010   1.043       1.219       126,728
                                                                          2009   0.833       1.043       129,055
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   0.943       0.920       168,891
                                                                          2011   0.967       0.943       229,762
                                                                          2010   0.983       0.967       269,828
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.622       0.613            --
                                                                          2008   1.068       0.622            --
                                                                          2007   1.134       1.068            --
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   1.177       1.296       121,961
                                                                          2011   1.258       1.177       123,828
                                                                          2010   1.151       1.258        18,091
                                                                          2009   0.894       1.151        30,953
                                                                          2008   1.458       0.894        18,134
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.779       0.811            --
                                                                          2008   1.448       0.779        97,731
                                                                          2007   1.429       1.448       117,973
                                                                          2006   1.418       1.429       143,109
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2012   1.051       1.186        64,505
                                                                          2011   1.150       1.051        62,804
                                                                          2010   1.030       1.150       132,215
                                                                          2009   0.868       1.030       160,393
                                                                          2008   1.459       0.868       166,798
                                                                          2007   1.437       1.459       149,621
                                                                          2006   1.410       1.437       147,551
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   1.409       1.587        30,601
                                                                          2011   1.441       1.409        30,072
                                                                          2010   1.327       1.441         9,824
                                                                          2009   0.975       1.327         9,905
                                                                          2008   1.481       0.975        10,776
 MSF Loomis Sayles Small Cap Core Subaccount (Class B) (5/09)............ 2012   2.911       3.244         1,269
                                                                          2011   2.975       2.911         1,269
                                                                          2010   2.398       2.975         1,269
                                                                          2009   1.960       2.398         1,580

                              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Lord Abbett Mid Cap Value Subaccount (Class B) (5/10).......................... 2012   1.991       2.194            --
                                                                                     2011   2.188       1.991            --
                                                                                     2010   2.054       2.188            --
 MSF Met/Dimensional International Small Company Subaccount (Class B) (5/09)........ 2012   1.375       1.581        10,747
                                                                                     2011   1.684       1.375         9,849
                                                                                     2010   1.408       1.684        10,118
                                                                                     2009   1.065       1.408        10,080
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......................... 2012   1.047       1.137            --
                                                                                     2011   1.051       1.047            --
                                                                                     2010   0.980       1.051            --
                                                                                     2009   0.849       0.980            --
                                                                                     2008   1.121       0.849            --
                                                                                     2007   1.103       1.121            --
                                                                                     2006   1.039       1.103            --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................. 2012   1.545       1.758        24,273
                                                                                     2011   1.571       1.545        28,838
                                                                                     2010   1.445       1.571        58,520
                                                                                     2009   1.227       1.445        45,432
                                                                                     2008   1.864       1.227        69,766
                                                                                     2007   1.776       1.864        73,467
                                                                                     2006   1.617       1.776       129,865
 MSF Neuberger Berman Genesis Subaccount (Class B) (5/11)........................... 2012   1.498       1.603           806
                                                                                     2011   1.623       1.498            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 2012   0.978       1.131        43,269
                                                                                     2011   1.016       0.978        44,111
                                                                                     2010   0.892       1.016        55,907
                                                                                     2009   0.640       0.892        57,611
                                                                                     2008   1.131       0.640        50,894
                                                                                     2007   1.062       1.131       104,816
                                                                                     2006   0.998       1.062       543,541
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................... 2012   1.432       1.618            --
                                                                                     2011   1.447       1.432            --
                                                                                     2010   1.102       1.447         1,875
                                                                                     2009   0.815       1.102         2,031
                                                                                     2008   1.247       0.815         1,962

                           MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *    2012   1.127       1.137        42,315
                                                                               2011   1.093       1.127        37,594
                                                                               2010   1.058       1.093        41,568
                                                                               2009   1.038       1.058        50,866
                                                                               2008   1.066       1.038        72,564
                                                                               2007   1.046       1.066       101,779
                                                                               2006   1.017       1.046       168,852
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)............... 2007   0.971       0.988            --
                                                                               2006   0.989       0.971       271,491
                                                                               2005   1.000       0.989       258,974
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).............. 2009   1.145       1.179            --
                                                                               2008   1.120       1.145     1,012,278
                                                                               2007   1.056       1.120     1,623,285
                                                                               2006   1.043       1.056     2,681,959
                                                                               2005   1.044       1.043     3,975,467
                                                                               2004   1.020       1.044     3,029,869
                                                                               2003   1.000       1.020     1,488,027
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)...................... 2008   1.701       1.574            --
                                                                               2007   1.581       1.701            --
                                                                               2006   1.459       1.581            --
                                                                               2005   1.395       1.459            --
                                                                               2004   1.330       1.395            --
                                                                               2003   1.000       1.330            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).................. 2007   2.049       2.212            --
                                                                               2006   1.645       2.049        48,520
                                                                               2005   1.503       1.645        56,782
                                                                               2004   1.326       1.503        83,610
                                                                               2003   1.000       1.326        66,805
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)....................... 2007   2.261       2.408            --
                                                                               2006   1.977       2.261        72,401
                                                                               2005   1.893       1.977        83,037
                                                                               2004   1.538       1.893        60,123
                                                                               2003   1.000       1.538            --

                    MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (8/98)........... 2006   1.427       1.515            --
                                                                 2005   1.346       1.427       118,569
                                                                 2004   1.295       1.346        97,678
                                                                 2003   1.000       1.295        56,682
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).......... 2006   1.698       1.849            --
                                                                 2005   1.548       1.698            --
                                                                 2004   1.363       1.548            --
                                                                 2003   1.000       1.363            --
 Travelers Equity Income Subaccount (5/03)...................... 2006   1.345       1.410            --
                                                                 2005   1.320       1.345       147,006
                                                                 2004   1.232       1.320        95,673
                                                                 2003   1.000       1.232        28,483
 Travelers Federated High Yield Subaccount (5/02)............... 2006   1.274       1.303            --
                                                                 2005   1.274       1.274       342,863
                                                                 2004   1.183       1.274       285,157
                                                                 2003   1.000       1.183       194,937
 Travelers Large Cap Subaccount (8/98).......................... 2006   1.380       1.418            --
                                                                 2005   1.302       1.380       347,901
                                                                 2004   1.253       1.302       270,853
                                                                 2003   1.000       1.253        70,978
 Travelers Managed Income Subaccount (7/98)..................... 2006   1.044       1.031            --
                                                                 2005   1.056       1.044     1,556,023
                                                                 2004   1.053       1.056     1,196,536
                                                                 2003   1.000       1.053       455,970
 Travelers Mercury Large Cap Core Subaccount (11/98)............ 2006   1.523       1.612            --
                                                                 2005   1.394       1.523         6,319
                                                                 2004   1.233       1.394           703
                                                                 2003   1.000       1.233         1,046
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)........ 2006   1.506       1.589            --
                                                                 2005   1.499       1.506       318,078
                                                                 2004   1.347       1.499       261,893
                                                                 2003   1.000       1.347       159,906
 Travelers MFS(Reg. TM) Total Return Subaccount (11/05)......... 2006   1.009       1.039            --
                                                                 2005   1.000       1.009            --

                         MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers MFS(Reg. TM) Value Subaccount (11/98)......................... 2006   1.501       1.617            --
                                                                          2005   1.445       1.501       222,503
                                                                          2004   1.278       1.445       149,167
                                                                          2003   1.000       1.278       108,184
 Travelers Mondrian International Stock Subaccount (7/98)................ 2006   1.586       1.816            --
                                                                          2005   1.485       1.586       512,348
                                                                          2004   1.315       1.485       575,656
                                                                          2003   1.000       1.315       275,768
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.353       1.432            --
                                                                          2005   1.309       1.353       174,997
                                                                          2004   1.208       1.309       145,004
                                                                          2003   1.000       1.208        48,714
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.080       1.134            --
                                                                          2005   1.000       1.080        16,247
 Travelers Strategic Equity Subaccount (5/01)............................ 2006   1.402       1.458            --
                                                                          2005   1.408       1.402        32,629
                                                                          2004   1.310       1.408        43,385
                                                                          2003   1.000       1.310        12,363
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.303            --
                                                                          2005   1.000       1.135       210,644
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.101       1.259            --
                                                                          2005   1.000       1.101        18,874
 Travelers U.S. Government Securities Subaccount (8/98).................. 2006   1.058       1.017            --
                                                                          2005   1.040       1.058       534,592
                                                                          2004   1.005       1.040       379,678
                                                                          2003   1.000       1.005       267,916
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (11/98)....................... 2012   1.790       1.989            --
                                                                          2011   1.979       1.790            --
                                                                          2010   1.730       1.979            --
                                                                          2009   1.107       1.730            --
                                                                          2008   2.048       1.107            --
                                                                          2007   2.115       2.048            --
                                                                          2006   1.874       2.115            --
                                                                          2005   1.649       1.874            --
                                                                          2004   1.448       1.649            --
                                                                          2003   1.000       1.448            --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Portfolios II- Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust- BlackRock Large Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 11/10/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Delaware VIP(Reg. TM) Trust-Delaware VIP(Reg.
TM) Small Cap Value Series was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Lord Abbett Mid Cap Value Portfolio - Class B was merged into Met Investors Series Trust-Lord Abbett Mid Cap Value Portfolio - Class B and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2012, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                 ALLIANCEBERNSTEIN
                                              ALGER CAPITAL       GLOBAL THEMATIC                           AMERICAN FUNDS
                                              APPRECIATION            GROWTH         AMERICAN FUNDS BOND     GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------- -------------------
ASSETS:
   Investments at fair value............  $         3,300,968  $           878,354  $        10,642,899  $       143,143,642
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------- -------------------
       Total Assets.....................            3,300,968              878,354           10,642,899          143,143,642
                                          -------------------  -------------------  -------------------- -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                   --                    1                   14
                                          -------------------  -------------------  -------------------- -------------------
       Total Liabilities................                    3                   --                    1                   14
                                          -------------------  -------------------  -------------------- -------------------

NET ASSETS..............................  $         3,300,965  $           878,354  $        10,642,898  $       143,143,628
                                          ===================  ===================  ==================== ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,300,965  $           878,354  $        10,642,898  $       143,136,015
   Net assets from contracts in payout..                   --                   --                   --                7,613
                                          -------------------  -------------------  -------------------- -------------------
       Total Net Assets.................  $         3,300,965  $           878,354  $        10,642,898  $       143,143,628
                                          ===================  ===================  ==================== ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS     DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH            GROWTH-INCOME          CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        3,283,268   $      309,138,991   $      261,008,045   $       12,614,904
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            3,283,268          309,138,991          261,008,045           12,614,904
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                   16                   16                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    1                   16                   16                    1
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        3,283,267   $      309,138,975   $      261,008,029   $       12,614,903
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        3,283,267   $      309,131,417   $      261,003,647   $       12,614,903
   Net assets from contracts in payout..                   --                7,558                4,382                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $        3,283,267   $      309,138,975   $      261,008,029   $       12,614,903
                                           ==================   ==================   ==================   ==================


                                             DREYFUS SOCIALLY       DWS I CAPITAL     DWS II DREMAN SMALL     DWS II GLOBAL
                                            RESPONSIBLE GROWTH         GROWTH            MID CAP VALUE          THEMATIC
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $           581,607   $       10,389,321   $        7,824,892   $        2,776,166
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
       Total Assets.....................               581,607           10,389,321            7,824,892            2,776,166
                                           -------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    3                    4                    3
                                           -------------------   ------------------   -------------------  ------------------
       Total Liabilities................                     2                    3                    4                    3
                                           -------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
                                           ===================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
   Net assets from contracts in payout..                    --                   --                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
                                           ===================   ==================   ===================  ==================


                                           DWS II GOVERNMENT &     FIDELITY VIP
                                            AGENCY SECURITIES       CONTRAFUND
                                               SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value............   $        5,114,712   $      224,167,070
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           -------------------  ------------------
       Total Assets.....................            5,114,712          224,167,070
                                           -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    2                   17
                                           -------------------  ------------------
       Total Liabilities................                    2                   17
                                           -------------------  ------------------

NET ASSETS..............................   $        5,114,710   $      224,167,053
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        5,114,710   $      224,111,900
   Net assets from contracts in payout..                   --               55,153
                                           -------------------  ------------------
       Total Net Assets.................   $        5,114,710   $      224,167,053
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                              FIDELITY VIP
                                             DYNAMIC CAPITAL       FIDELITY VIP       FIDELITY VIP HIGH
                                              APPRECIATION         EQUITY-INCOME           INCOME        FIDELITY VIP MID CAP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
ASSETS:
   Investments at fair value............   $        2,129,565   $      224,230,879   $       26,193,583   $      262,317,932
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------  --------------------
       Total Assets.....................            2,129,565          224,230,879           26,193,583          262,317,932
                                           ------------------   ------------------   ------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                   --                    2                   17
                                           ------------------   ------------------   ------------------  --------------------
       Total Liabilities................                    3                   --                    2                   17
                                           ------------------   ------------------   ------------------  --------------------

NET ASSETS..............................   $        2,129,562   $      224,230,879   $       26,193,581   $      262,317,915
                                           ==================   ==================   ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        2,129,562   $      223,828,942   $       26,142,584   $      262,194,287
   Net assets from contracts in payout..                   --              401,937               50,997              123,628
                                           ------------------   ------------------   ------------------  --------------------
       Total Net Assets.................   $        2,129,562   $      224,230,879   $       26,193,581   $      262,317,915
                                           ==================   ==================   ==================  ====================

                                                                  FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN     RISING DIVIDENDS       SMALL-MID CAP        FTVIPT MUTUAL
                                            INCOME SECURITIES       SECURITIES        GROWTH SECURITIES    SHARES SECURITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       38,617,127   $       20,237,498   $       32,196,696   $       26,504,729
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           38,617,127           20,237,498           32,196,696           26,504,729
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    6                    5                   10                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    6                    5                   10                   --
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       38,617,121   $       20,237,493   $       32,196,686   $       26,504,729
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       38,601,155   $       20,237,493   $       32,196,686   $       26,504,729
   Net assets from contracts in payout..               15,966                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       38,617,121   $       20,237,493   $       32,196,686   $       26,504,729
                                           ==================   ==================   ==================   ==================

                                            FTVIPT TEMPLETON
                                           DEVELOPING MARKETS    FTVIPT TEMPLETON
                                               SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       26,436,054   $       95,361,224
   Due from MetLife Insurance
     Company of Connecticut.............                   10                   --
                                           ------------------   ------------------
       Total Assets.....................           26,436,064           95,361,224
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   13
                                           ------------------   ------------------
       Total Liabilities................                   --                   13
                                           ------------------   ------------------

NET ASSETS..............................   $       26,436,064   $       95,361,211
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       26,432,025   $       95,352,335
   Net assets from contracts in payout..                4,039                8,876
                                           ------------------   ------------------
       Total Net Assets.................   $       26,436,064   $       95,361,211
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                          DIVERSIFIED DIVIDEND GOVERNMENT SECURITIES    S&P 500 INDEX   INVESCO V.I. UTILITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------- --------------------- ------------------ ----------------------
ASSETS:
   Investments at fair value............   $        1,404,647   $       16,856,932   $        2,789,481   $        1,966,143
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------- --------------------- ------------------ ----------------------
       Total Assets.....................            1,404,647           16,856,932            2,789,481            1,966,143
                                          -------------------- --------------------- ------------------ ----------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    3                    2                    3
                                          -------------------- --------------------- ------------------ ----------------------
       Total Liabilities................                    1                    3                    2                    3
                                          -------------------- --------------------- ------------------ ----------------------

NET ASSETS..............................   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
                                          ==================== ===================== ================== ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------- --------------------- ------------------ ----------------------
       Total Net Assets.................   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
                                          ==================== ===================== ================== ======================

                                             INVESCO V.I.         INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                              VAN KAMPEN           VAN KAMPEN           VAN KAMPEN           VAN KAMPEN
                                          AMERICAN FRANCHISE        COMSTOCK         EQUITY AND INCOME    GROWTH AND INCOME
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       10,492,986   $        7,826,898   $       80,615,588   $       83,706,623
   Due from MetLife Insurance
     Company of Connecticut.............                  --                    5                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          10,492,986            7,826,903           80,615,588           83,706,623
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  25                   --                    1                    4
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  25                   --                    1                    4
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
   Net assets from contracts in payout..                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
                                          ==================   ==================   ==================   ==================


                                              JANUS ASPEN
                                              ENTERPRISE      JANUS ASPEN OVERSEAS
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  --------------------
ASSETS:
   Investments at fair value............  $       13,564,829   $       54,579,708
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------  --------------------
       Total Assets.....................          13,564,829           54,579,708
                                          ------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   5                    1
                                          ------------------  --------------------
       Total Liabilities................                   5                    1
                                          ------------------  --------------------

NET ASSETS..............................  $       13,564,824   $       54,579,707
                                          ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       13,564,824   $       54,508,839
   Net assets from contracts in payout..                  --               70,868
                                          ------------------  --------------------
       Total Net Assets.................  $       13,564,824   $       54,579,707
                                          ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                                LMPVET
                                                                      LMPVET               LMPVET        CLEARBRIDGE VARIABLE
                                               JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE     EQUITY INCOME
                                                WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION            BUILDER
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............   $          920,839   $      366,326,742   $      312,282,699   $      123,812,562
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------  -------------------- -------------------- --------------------
       Total Assets.....................              920,839          366,326,742          312,282,699          123,812,562
                                           ------------------  -------------------- -------------------- --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   32                   18                  286                   15
                                           ------------------  -------------------- -------------------- --------------------
       Total Liabilities................                   32                   18                  286                   15
                                           ------------------  -------------------- -------------------- --------------------

NET ASSETS..............................   $          920,807   $      366,326,724   $      312,282,413   $      123,812,547
                                           ==================  ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $          920,807   $      366,130,447   $      312,243,480   $      123,769,827
   Net assets from contracts in payout..                   --              196,277               38,933               42,720
                                           ------------------  -------------------- -------------------- --------------------
       Total Net Assets.................   $          920,807   $      366,326,724   $      312,282,413   $      123,812,547
                                           ==================  ==================== ==================== ====================

                                                  LMPVET
                                           CLEARBRIDGE VARIABLE        LMPVET               LMPVET               LMPVET
                                                FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                               ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE       MID CAP CORE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------- -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............    $       321,709,898 $        98,033,868  $       131,281,750   $       38,808,181
   Due from MetLife Insurance
     Company of Connecticut.............                     --                  --                   --                   --
                                           -------------------- -------------------- -------------------- --------------------
       Total Assets.....................            321,709,898          98,033,868          131,281,750           38,808,181
                                           -------------------- -------------------- -------------------- --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     16                  14                   14                    7
                                           -------------------- -------------------- -------------------- --------------------
       Total Liabilities................                     16                  14                   14                    7
                                           -------------------- -------------------- -------------------- --------------------

NET ASSETS..............................    $       321,709,882 $        98,033,854  $       131,281,736   $       38,808,174
                                           ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       321,602,866 $        98,020,846  $       131,231,381   $       38,794,979
   Net assets from contracts in payout..                107,016              13,008               50,355               13,195
                                           -------------------- -------------------- -------------------- --------------------
       Total Net Assets.................    $       321,709,882 $        98,033,854  $       131,281,736   $       38,808,174
                                           ==================== ==================== ==================== ====================


                                                  LMPVET          LMPVET INVESTMENT
                                           CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                             SMALL CAP GROWTH     SOCIAL AWARENESS
                                                SUBACCOUNT           SUBACCOUNT
                                           --------------------  ------------------
ASSETS:
   Investments at fair value............    $       56,626,818   $       41,969,592
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                           --------------------  ------------------
       Total Assets.....................            56,626,818           41,969,592
                                           --------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    14                    3
                                           --------------------  ------------------
       Total Liabilities................                    14                    3
                                           --------------------  ------------------

NET ASSETS..............................    $       56,626,804   $       41,969,589
                                           ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       56,615,112   $       41,969,589
   Net assets from contracts in payout..                11,692                   --
                                           --------------------  ------------------
       Total Net Assets.................    $       56,626,804   $       41,969,589
                                           ====================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                 LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  ---------------------
ASSETS:
   Investments at fair value............   $       70,946,365   $       40,633,479   $       25,137,448   $       10,968,400
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------  ---------------------
       Total Assets.....................           70,946,365           40,633,479           25,137,448           10,968,400
                                           ------------------   ------------------   ------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    1                    1                    5
                                           ------------------   ------------------   ------------------  ---------------------
       Total Liabilities................                    1                    1                    1                    5
                                           ------------------   ------------------   ------------------  ---------------------

NET ASSETS..............................   $       70,946,364   $       40,633,478   $       25,137,447   $       10,968,395
                                           ==================   ==================   ==================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       70,898,628   $       40,633,478   $       25,137,447   $       10,968,395
   Net assets from contracts in payout..               47,736                   --                   --                   --
                                           ------------------   ------------------   ------------------  ---------------------
       Total Net Assets.................   $       70,946,364   $       40,633,478   $       25,137,447   $       10,968,395
                                           ==================   ==================   ==================  =====================

                                             LMPVIT WESTERN        MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                           ASSET VARIABLE HIGH    FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE
                                                 INCOME             ALLOCATION           ALLOCATION           ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      106,932,290   $        2,431,852   $        2,020,924   $        2,034,082
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets.....................          106,932,290            2,431,852            2,020,924            2,034,082
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    8                   --                    1                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities................                    8                   --                    1                   --
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS..............................   $      106,932,282   $        2,431,852   $        2,020,923   $        2,034,082
                                           ===================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      106,884,828   $        2,431,852   $        2,020,923   $        2,034,082
   Net assets from contracts in payout..               47,454                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Net Assets.................   $      106,932,282   $        2,431,852   $        2,020,923   $        2,034,082
                                           ===================  ==================   ==================   ==================


                                             MIST BLACKROCK       MIST BLACKROCK
                                               HIGH YIELD         LARGE CAP CORE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $      132,794,564   $       42,749,514
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................          132,794,564           42,749,514
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   14                    9
                                           ------------------   ------------------
       Total Liabilities................                   14                    9
                                           ------------------   ------------------

NET ASSETS..............................   $      132,794,550   $       42,749,505
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      132,744,261   $       42,749,505
   Net assets from contracts in payout..               50,289                   --
                                           ------------------   ------------------
       Total Net Assets.................   $      132,794,550   $       42,749,505
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                         MIST HARRIS
                                           MIST CLARION GLOBAL   MIST DREMAN SMALL         OAKMARK            MIST INVESCO
                                               REAL ESTATE           CAP VALUE          INTERNATIONAL       SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           -------------------  ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       76,052,579   $       11,901,838   $        70,442,963  $        11,541,396
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                    --                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Assets......................          76,052,579           11,901,838            70,442,963           11,541,396
                                           -------------------  ------------------   -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  15                    9                    13                   10
                                           -------------------  ------------------   -------------------  -------------------
       Total Liabilities.................                  15                    9                    13                   10
                                           -------------------  ------------------   -------------------  -------------------

NET ASSETS...............................  $       76,052,564   $       11,901,829   $        70,442,950  $        11,541,386
                                           ===================  ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       76,046,260   $       11,898,539   $        70,441,500  $        11,541,386
   Net assets from contracts in payout...               6,304                3,290                 1,450                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Net Assets..................  $       76,052,564   $       11,901,829   $        70,442,950  $        11,541,386
                                           ===================  ==================   ===================  ===================

                                                                   MIST LEGG MASON
                                                                     CLEARBRIDGE      MIST LOOMIS SAYLES    MIST LORD ABBETT
                                            MIST JANUS FORTY      AGGRESSIVE GROWTH     GLOBAL MARKETS       BOND DEBENTURE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       503,756,156  $         3,075,259   $      155,638,701   $       52,064,870
   Due from MetLife Insurance
     Company of Connecticut..............                   --                   --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------
       Total Assets......................          503,756,156            3,075,259          155,638,701           52,064,870
                                           -------------------  -------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   13                    1                    2                    7
                                           -------------------  -------------------   ------------------   ------------------
       Total Liabilities.................                   13                    1                    2                    7
                                           -------------------  -------------------   ------------------   ------------------

NET ASSETS...............................  $       503,756,143  $         3,075,258   $      155,638,699   $       52,064,863
                                           ===================  ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       503,204,126  $         3,075,258   $      155,349,052   $       52,059,338
   Net assets from contracts in payout...              552,017                   --              289,647                5,525
                                           -------------------  -------------------   ------------------   ------------------
       Total Net Assets..................  $       503,756,143  $         3,075,258   $      155,638,699   $       52,064,863
                                           ===================  ===================   ==================   ==================


                                            MIST LORD ABBETT      MIST MET/EATON
                                              MID CAP VALUE     VANCE FLOATING RATE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       57,094,379   $        2,477,278
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --
                                           ------------------   -------------------
       Total Assets......................          57,094,379            2,477,278
                                           ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  15                    1
                                           ------------------   -------------------
       Total Liabilities.................                  15                    1
                                           ------------------   -------------------

NET ASSETS...............................  $       57,094,364   $        2,477,277
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       57,091,450   $        2,477,277
   Net assets from contracts in payout...               2,914                   --
                                           ------------------   -------------------
       Total Net Assets..................  $       57,094,364   $        2,477,277
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                            MIST MET/FRANKLIN   MIST MET/TEMPLETON      MIST METLIFE         MIST METLIFE
                                              MUTUAL SHARES           GROWTH         AGGRESSIVE STRATEGY   BALANCED STRATEGY
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $          779,766   $       41,673,089   $       54,584,812   $       21,873,635
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Assets.....................              779,766           41,673,089           54,584,812           21,873,635
                                           ------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    6                    4                    3
                                           ------------------   ------------------   -------------------  ------------------
       Total Liabilities................                    1                    6                    4                    3
                                           ------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
                                           ==================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
                                           ==================   ==================   ===================  ==================


                                              MIST METLIFE         MIST METLIFE       MIST MFS EMERGING    MIST MFS RESEARCH
                                             GROWTH STRATEGY     MODERATE STRATEGY     MARKETS EQUITY        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       19,264,878   $       14,233,566   $       72,730,921   $       94,306,224
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           19,264,878           14,233,566           72,730,921           94,306,224
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                    2                   20                   13
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    3                    2                   20                   13
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       19,264,875   $       14,233,564   $       72,730,901   $       94,306,211
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       19,264,875   $       14,233,564   $       72,729,739   $       94,257,440
   Net assets from contracts in payout..                   --                   --                1,162               48,771
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       19,264,875   $       14,233,564   $       72,730,901   $       94,306,211
                                           ==================   ==================   ==================   ==================

                                                                    MIST MORGAN
                                                MIST MLA          STANLEY MID CAP
                                                 MID CAP              GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       71,798,344   $       12,071,257
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................           71,798,344           12,071,257
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   13                    6
                                           ------------------   ------------------
       Total Liabilities................                   13                    6
                                           ------------------   ------------------

NET ASSETS..............................   $       71,798,331   $       12,071,251
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       71,791,334   $       12,071,251
   Net assets from contracts in payout..                6,997                   --
                                           ------------------   ------------------
       Total Net Assets.................   $       71,798,331   $       12,071,251
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MIST PIMCO
                                           INFLATION PROTECTED   MIST PIMCO TOTAL                            MIST PIONEER
                                                  BOND                RETURN          MIST PIONEER FUND    STRATEGIC INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       117,364,061  $       377,907,368  $        56,439,697  $       213,840,812
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------- -------------------  -------------------  -------------------
       Total Assets.....................          117,364,061          377,907,368           56,439,697          213,840,812
                                          -------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   14                   15                   14                   18
                                          -------------------- -------------------  -------------------  -------------------
       Total Liabilities................                   14                   15                   14                   18
                                          -------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $       117,364,047  $       377,907,353  $        56,439,683  $       213,840,794
                                          ==================== ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       117,349,787  $       377,895,782  $        56,418,133  $       213,746,438
   Net assets from contracts in payout..               14,260               11,571               21,550               94,356
                                          -------------------- -------------------  -------------------  -------------------
       Total Net Assets.................  $       117,364,047  $       377,907,353  $        56,439,683  $       213,840,794
                                          ==================== ===================  ===================  ===================


                                               MIST RCM         MIST SSGA GROWTH     MIST SSGA GROWTH    MIST T. ROWE PRICE
                                              TECHNOLOGY         AND INCOME ETF             ETF            LARGE CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        7,495,551   $      123,361,227   $      148,804,069   $      116,086,772
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           7,495,551          123,361,227          148,804,069          116,086,772
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   6                   --                   --                   19
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   6                   --                   --                   19
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        7,495,545   $      123,361,227   $      148,804,069   $      116,086,753
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        7,495,545   $      123,361,227   $      148,804,069   $      116,081,830
   Net assets from contracts in payout..                  --                   --                   --                4,923
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        7,495,545   $      123,361,227   $      148,804,069   $      116,086,753
                                          ==================   ==================   ==================   ==================


                                          MIST T. ROWE PRICE    MIST THIRD AVENUE
                                            MID CAP GROWTH       SMALL CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $        2,812,264   $      124,998,374
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................           2,812,264          124,998,374
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   3                   15
                                          ------------------   ------------------
       Total Liabilities................                   3                   15
                                          ------------------   ------------------

NET ASSETS..............................  $        2,812,261   $      124,998,359
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        2,812,261   $      124,874,448
   Net assets from contracts in payout..                  --              123,911
                                          ------------------   ------------------
       Total Net Assets.................  $        2,812,261   $      124,998,359
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                            MSF BARCLAYS
                                            MIST TURNER MID      MIST VAN KAMPEN      MORGAN STANLEY      CAPITAL AGGREGATE
                                              CAP GROWTH            COMSTOCK         MULTI CAP GROWTH        BOND INDEX
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        2,189,160   $      150,180,862   $        1,052,965   $       95,180,912
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           2,189,160          150,180,862            1,052,965           95,180,912
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   2                   11                    1                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   2                   11                    1                    1
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        2,189,158   $      150,180,851   $        1,052,964   $       95,180,911
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        2,189,158   $      150,147,381   $        1,052,964   $       94,983,932
   Net assets from contracts in payout..                  --               33,470                   --              196,979
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        2,189,158   $      150,180,851   $        1,052,964   $       95,180,911
                                          ==================   ==================   ==================   ==================


                                             MSF BLACKROCK     MSF BLACKROCK BOND     MSF BLACKROCK        MSF BLACKROCK
                                           AGGRESSIVE GROWTH         INCOME            DIVERSIFIED        LARGE CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------  ------------------   ------------------
ASSETS:
   Investments at fair value............  $       83,365,946   $      227,477,858  $      241,918,765   $       14,563,751
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                  --                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Assets.....................          83,365,946          227,477,858         241,918,765           14,563,751
                                          ------------------   ------------------  ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  11                   23                   7                    4
                                          ------------------   ------------------  ------------------   ------------------
       Total Liabilities................                  11                   23                   7                    4
                                          ------------------   ------------------  ------------------   ------------------

NET ASSETS..............................  $       83,365,935   $      227,477,835  $      241,918,758   $       14,563,747
                                          ==================   ==================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       83,357,814   $      227,312,360  $      241,302,101   $       14,563,747
   Net assets from contracts in payout..               8,121              165,475             616,657                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Net Assets.................  $       83,365,935   $      227,477,835  $      241,918,758   $       14,563,747
                                          ==================   ==================  ==================   ==================

                                             MSF BLACKROCK
                                           LEGACY LARGE CAP       MSF BLACKROCK
                                                GROWTH            MONEY MARKET
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $      197,078,266   $      338,263,992
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................         197,078,266          338,263,992
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  18                   31
                                          ------------------   ------------------
       Total Liabilities................                  18                   31
                                          ------------------   ------------------

NET ASSETS..............................  $      197,078,248   $      338,263,961
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      196,881,968   $      338,137,839
   Net assets from contracts in payout..             196,280              126,122
                                          ------------------   ------------------
       Total Net Assets.................  $      197,078,248   $      338,263,961
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012




                                            MSF DAVIS VENTURE      MSF FI VALUE                            MSF LOOMIS SAYLES
                                                  VALUE               LEADERS        MSF JENNISON GROWTH    SMALL CAP CORE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $      103,067,147   $       71,649,906   $      317,110,824   $        1,156,435
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Assets.....................          103,067,147           71,649,906          317,110,824            1,156,435
                                           ------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   16                   21                   11                    1
                                           ------------------   ------------------   -------------------  ------------------
       Total Liabilities................                   16                   21                   11                    1
                                           ------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $      103,067,131   $       71,649,885   $      317,110,813   $        1,156,434
                                           ==================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      103,050,770   $       71,648,405   $      316,886,868   $        1,156,434
   Net assets from contracts in payout..               16,361                1,480              223,945                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $      103,067,131   $       71,649,885   $      317,110,813   $        1,156,434
                                           ==================   ==================   ===================  ==================

                                                                        MSF
                                                                  MET/DIMENSIONAL        MSF METLIFE          MSF METLIFE
                                             MSF MET/ARTISAN    INTERNATIONAL SMALL     CONSERVATIVE        CONSERVATIVE TO
                                              MID CAP VALUE           COMPANY            ALLOCATION       MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   -------------------
ASSETS:
   Investments at fair value............   $        1,786,795   $          828,695   $       43,181,339   $       86,810,595
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   -------------------  ------------------   -------------------
       Total Assets.....................            1,786,795              828,695           43,181,339           86,810,595
                                           ------------------   -------------------  ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    1                    6                    6
                                           ------------------   -------------------  ------------------   -------------------
       Total Liabilities................                    1                    1                    6                    6
                                           ------------------   -------------------  ------------------   -------------------

NET ASSETS..............................   $        1,786,794   $          828,694   $       43,181,333   $       86,810,589
                                           ==================   ===================  ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        1,786,794   $          828,694   $       43,181,333   $       86,806,262
   Net assets from contracts in payout..                   --                   --                   --                4,327
                                           ------------------   -------------------  ------------------   -------------------
       Total Net Assets.................   $        1,786,794   $          828,694   $       43,181,333   $       86,810,589
                                           ==================   ===================  ==================   ===================



                                             MSF METLIFE MID        MSF METLIFE
                                             CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------
ASSETS:
   Investments at fair value............   $         8,935,310  $       406,247,247
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                           -------------------  -------------------
       Total Assets.....................             8,935,310          406,247,247
                                           -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    7
                                           -------------------  -------------------
       Total Liabilities................                    --                    7
                                           -------------------  -------------------

NET ASSETS..............................   $         8,935,310  $       406,247,240
                                           ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         8,935,310  $       406,247,240
   Net assets from contracts in payout..                    --                   --
                                           -------------------  -------------------
       Total Net Assets.................   $         8,935,310  $       406,247,240
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MSF METLIFE
                                               MODERATE TO       MSF METLIFE STOCK      MSF MFS TOTAL
                                          AGGRESSIVE ALLOCATION        INDEX               RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------- ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      341,958,469   $      955,635,347   $      465,580,441   $       64,099,085
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          --------------------- ------------------   ------------------   ------------------
       Total Assets.....................          341,958,469          955,635,347          465,580,441           64,099,085
                                          --------------------- ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    5                   12                   26                   13
                                          --------------------- ------------------   ------------------   ------------------
       Total Liabilities................                    5                   12                   26                   13
                                          --------------------- ------------------   ------------------   ------------------

NET ASSETS..............................   $      341,958,464   $      955,635,335   $      465,580,415   $       64,099,072
                                          ===================== ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      341,912,841   $      952,186,563   $      465,199,190   $       64,085,837
   Net assets from contracts in payout..               45,623            3,448,772              381,225               13,235
                                          --------------------- ------------------   ------------------   ------------------
       Total Net Assets.................   $      341,958,464   $      955,635,335   $      465,580,415   $       64,099,072
                                          ===================== ==================   ==================   ==================


                                               MSF MSCI            MSF NEUBERGER       MSF OPPENHEIMER     MSF RUSSELL 2000
                                              EAFE INDEX          BERMAN GENESIS        GLOBAL EQUITY            INDEX
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............  $        59,212,775  $           118,604  $       316,647,062   $       96,816,464
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------   ------------------
       Total Assets.....................           59,212,775              118,604          316,647,062           96,816,464
                                          -------------------  -------------------  -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                   24                    1
                                          -------------------  -------------------  -------------------   ------------------
       Total Liabilities................                   --                   --                   24                    1
                                          -------------------  -------------------  -------------------   ------------------

NET ASSETS..............................  $        59,212,775  $           118,604  $       316,647,038   $       96,816,463
                                          ===================  ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,139,365  $           118,604  $       316,549,349   $       96,746,145
   Net assets from contracts in payout..               73,410                   --               97,689               70,318
                                          -------------------  -------------------  -------------------   ------------------
       Total Net Assets.................  $        59,212,775  $           118,604  $       316,647,038   $       96,816,463
                                          ===================  ===================  ===================   ==================


                                           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                           LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       38,929,304   $       98,474,583
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          38,929,304           98,474,583
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  10                    9
                                          ------------------   ------------------
       Total Liabilities................                  10                    9
                                          ------------------   ------------------

NET ASSETS..............................  $       38,929,294   $       98,474,574
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       38,924,189   $       98,464,473
   Net assets from contracts in payout..               5,105               10,101
                                          ------------------   ------------------
       Total Net Assets.................  $       38,929,294   $       98,474,574
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC    MANAGEMENT U.S.        PIONEER VCT       PIONEER VCT EQUITY
                                           BOND OPPORTUNITIES       GOVERNMENT        EMERGING MARKETS           INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       55,654,813   $      134,993,667   $       14,604,403   $        17,874,035
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                    --
                                          --------------------  ------------------   ------------------   -------------------
       Total Assets......................          55,654,813          134,993,667           14,604,403            17,874,035
                                          --------------------  ------------------   ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   8                    7                    5                     4
                                          --------------------  ------------------   ------------------   -------------------
       Total Liabilities.................                   8                    7                    5                     4
                                          --------------------  ------------------   ------------------   -------------------

NET ASSETS...............................  $       55,654,805   $      134,993,660   $       14,604,398   $        17,874,031
                                          ====================  ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       55,642,507   $      134,921,399   $       14,604,398   $        17,874,031
   Net assets from contracts in payout...              12,298               72,261                   --                    --
                                          --------------------  ------------------   ------------------   -------------------
       Total Net Assets..................  $       55,654,805   $      134,993,660   $       14,604,398   $        17,874,031
                                          ====================  ==================   ==================   ===================

                                                                   PIONEER VCT           PIONEER VCT
                                              PIONEER VCT           IBBOTSON          IBBOTSON MODERATE       PIONEER VCT
                                           FUNDAMENTAL VALUE    GROWTH ALLOCATION        ALLOCATION          MID CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          ------------------   -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............. $       10,469,384   $       226,048,733  $       114,841,520   $       28,565,658
   Due from MetLife Insurance
     Company of Connecticut..............                 --                    --                   --                   --
                                          ------------------   -------------------  -------------------   ------------------
       Total Assets......................         10,469,384           226,048,733          114,841,520           28,565,658
                                          ------------------   -------------------  -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  4                     6                    6                    5
                                          ------------------   -------------------  -------------------   ------------------
       Total Liabilities.................                  4                     6                    6                    5
                                          ------------------   -------------------  -------------------   ------------------

NET ASSETS............................... $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
                                          ==================   ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.... $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
   Net assets from contracts in payout...                 --                    --                   --                   --
                                          ------------------   -------------------  -------------------   ------------------
       Total Net Assets.................. $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
                                          ==================   ===================  ===================   ==================


                                           PIONEER VCT REAL
                                             ESTATE SHARES         UIF GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............. $       12,543,890   $        7,099,630
   Due from MetLife Insurance
     Company of Connecticut..............                 --                   --
                                          ------------------   ------------------
       Total Assets......................         12,543,890            7,099,630
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  5                    2
                                          ------------------   ------------------
       Total Liabilities.................                  5                    2
                                          ------------------   ------------------

NET ASSETS............................... $       12,543,885   $        7,099,628
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.... $       12,543,885   $        7,099,628
   Net assets from contracts in payout...                 --                   --
                                          ------------------   ------------------
       Total Net Assets.................. $       12,543,885   $        7,099,628
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                                                    WELLS FARGO VT
                                           UIF U.S. REAL ESTATE     SMALL CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT
                                           --------------------  -------------------
ASSETS:
   Investments at fair value.............   $       13,803,143   $         3,080,263
   Due from MetLife Insurance
     Company of Connecticut..............                   --                    --
                                           --------------------  -------------------
       Total Assets......................           13,803,143             3,080,263
                                           --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   --                    --
                                           --------------------  -------------------
       Total Liabilities.................                   --                    --
                                           --------------------  -------------------

NET ASSETS...............................   $       13,803,143   $         3,080,263
                                           ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $       13,803,143   $         3,080,263
   Net assets from contracts in payout...                   --                    --
                                           --------------------  -------------------
       Total Net Assets..................   $       13,803,143   $         3,080,263
                                           ====================  ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                 ALLIANCEBERNSTEIN
                                              ALGER CAPITAL       GLOBAL THEMATIC                           AMERICAN FUNDS
                                              APPRECIATION            GROWTH         AMERICAN FUNDS BOND     GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $           17,514   $               --   $          265,835   $        1,242,927
                                           ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              66,787               14,436              158,060            2,292,039
      Administrative charges.............               5,769                1,363               16,285              201,776
                                           ------------------   ------------------   -------------------  ------------------
        Total expenses...................              72,556               15,799              174,345            2,493,815
                                           ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...            (55,042)             (15,799)               91,490          (1,250,888)
                                           ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........               1,170                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................             336,860                1,725              209,113            4,907,179
                                           ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....             338,030                1,725              209,113            4,907,179
                                           ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................             283,401              111,735               94,433           23,997,679
                                           ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             621,431              113,460              303,546           28,904,858
                                           ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          566,389   $           97,661   $          395,036   $       27,653,970
                                           ==================   ==================   ===================  ==================

                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS     DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH            GROWTH-INCOME          CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           48,247   $        2,464,513   $        4,212,649   $           76,655
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              53,175            5,261,412            4,568,810               87,725
      Administrative charges.............               5,429              454,993              397,169                  137
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................              58,604            5,716,405            4,965,979               87,862
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...            (10,357)          (3,251,892)            (753,330)             (11,207)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --                   --              904,919
      Realized gains (losses) on sale of
        investments......................             116,153            6,546,581            3,451,949              387,941
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             116,153            6,546,581            3,451,949            1,292,860
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................             452,356           44,862,840           36,965,015              300,163
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             568,509           51,409,421           40,416,964            1,593,023
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          558,152   $       48,157,529   $       39,663,634   $        1,581,816
                                           ==================   ==================   ==================   ==================


                                            DREYFUS SOCIALLY        DWS I CAPITAL
                                           RESPONSIBLE GROWTH          GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                           -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $             3,955   $           60,496
                                           -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               11,477              202,898
      Administrative charges.............                  934               16,702
                                           -------------------   ------------------
        Total expenses...................               12,411              219,600
                                           -------------------   ------------------
          Net investment income (loss)...              (8,456)            (159,104)
                                           -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................               22,452              322,430
                                           -------------------   ------------------
          Net realized gains (losses)....               22,452              322,430
                                           -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................               43,365            1,237,985
                                           -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................               65,817            1,560,415
                                           -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $            57,361   $        1,401,311
                                           ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                           DWS II DREMAN SMALL     DWS II GLOBAL      DWS II GOVERNMENT &     FIDELITY VIP
                                              MID CAP VALUE          THEMATIC          AGENCY SECURITIES       CONTRAFUND
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  --------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $           65,762   $            30,105   $          197,420   $        2,554,915
                                           -------------------  -------------------  --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             147,961                51,486              100,866            3,268,626
      Administrative charges.............              12,232                 4,250                8,430              176,327
                                           -------------------  -------------------  --------------------  ------------------
        Total expenses...................             160,193                55,736              109,296            3,444,953
                                           -------------------  -------------------  --------------------  ------------------
          Net investment income (loss)...            (94,431)              (25,631)               88,124            (890,038)
                                           -------------------  -------------------  --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --              117,750                   --
      Realized gains (losses) on sale of
        investments......................           (279,013)             (265,169)               61,670            (217,305)
                                           -------------------  -------------------  --------------------  ------------------
          Net realized gains (losses)....           (279,013)             (265,169)              179,420            (217,305)
                                           -------------------  -------------------  --------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................           1,251,534               730,914            (238,163)           32,418,560
                                           -------------------  -------------------  --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             972,521               465,745             (58,743)           32,201,255
                                           -------------------  -------------------  --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          878,090   $           440,114   $           29,381   $       31,311,217
                                           ===================  ===================  ====================  ==================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL       FIDELITY VIP       FIDELITY VIP HIGH
                                              APPRECIATION         EQUITY-INCOME           INCOME         FIDELITY VIP MID CAP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------   -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $           11,995   $        6,826,303   $         1,478,548  $         1,016,041
                                           ------------------   ------------------   -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              31,001            2,819,344               331,354            3,740,347
      Administrative charges.............               2,061               13,445                    83              193,110
                                           ------------------   ------------------   -------------------  --------------------
        Total expenses...................              33,062            2,832,789               331,437            3,933,457
                                           ------------------   ------------------   -------------------  --------------------
          Net investment income (loss)...            (21,067)            3,993,514             1,147,111          (2,917,416)
                                           ------------------   ------------------   -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --           14,079,559                    --           20,954,286
      Realized gains (losses) on sale of
        investments......................             117,242            (897,423)             (319,382)            5,304,635
                                           ------------------   ------------------   -------------------  --------------------
          Net realized gains (losses)....             117,242           13,182,136             (319,382)           26,258,921
                                           ------------------   ------------------   -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................             296,790           15,416,329             2,353,424            9,907,900
                                           ------------------   ------------------   -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             414,032           28,598,465             2,034,042           36,166,821
                                           ------------------   ------------------   -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          392,965   $       32,591,979   $         3,181,153  $        33,249,405
                                           ==================   ==================   ===================  ====================

                                                                  FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN     RISING DIVIDENDS
                                            INCOME SECURITIES       SECURITIES
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        2,493,244   $          342,994
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             627,465              376,760
      Administrative charges.............              58,369               31,788
                                           ------------------   ------------------
        Total expenses...................             685,834              408,548
                                           ------------------   ------------------
          Net investment income (loss)...           1,807,410             (65,554)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             251,057              818,497
                                           ------------------   ------------------
          Net realized gains (losses)....             251,057              818,497
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           1,840,344            1,229,328
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,091,401            2,047,825
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,898,811   $        1,982,271
                                           ==================   ==================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             FTVIPT FRANKLIN                          FTVIPT TEMPLETON
                                              SMALL-MID CAP        FTVIPT MUTUAL     DEVELOPING MARKETS    FTVIPT TEMPLETON
                                            GROWTH SECURITIES    SHARES SECURITIES       SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $          591,440   $          364,485   $         2,841,857
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             576,742              453,445              311,849             1,582,644
      Administrative charges.............              44,008               45,498                  546               119,500
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses...................             620,750              498,943              312,395             1,702,144
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...           (620,750)               92,497               52,090             1,139,713
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           2,489,555                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................             906,796            (112,713)            (289,789)             (944,229)
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....           3,396,351            (112,713)            (289,789)             (944,229)
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             276,252            3,644,908            3,136,219            13,948,363
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           3,672,603            3,532,195            2,846,430            13,004,134
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,051,853   $        3,624,692   $        2,898,520   $        14,143,847
                                           ==================   ==================   ==================   ===================


                                               INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                           DIVERSIFIED DIVIDEND GOVERNMENT SECURITIES     S&P 500 INDEX   INVESCO V.I. UTILITIES
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           -------------------- --------------------- ------------------- ----------------------
INVESTMENT INCOME:
      Dividends..........................   $           24,941   $          535,877   $            51,591   $           73,173
                                           -------------------- --------------------- ------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               28,548              298,451                61,809               42,749
      Administrative charges.............                2,114               28,377                 4,520                3,441
                                           -------------------- --------------------- ------------------- ----------------------
        Total expenses...................               30,662              326,828                66,329               46,190
                                           -------------------- --------------------- ------------------- ----------------------
          Net investment income (loss)...              (5,721)              209,049              (14,738)               26,983
                                           -------------------- --------------------- ------------------- ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --                    --               83,536
      Realized gains (losses) on sale of
        investments......................               46,105              314,611               140,465              (3,403)
                                           -------------------- --------------------- ------------------- ----------------------
          Net realized gains (losses)....               46,105              314,611               140,465               80,133
                                           -------------------- --------------------- ------------------- ----------------------
      Change in unrealized gains (losses)
        on investments...................              175,602            (426,184)               263,167             (73,979)
                                           -------------------- --------------------- ------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              221,707            (111,573)               403,632                6,154
                                           -------------------- --------------------- ------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations........   $          215,986   $           97,476   $           388,894   $           33,137
                                           ==================== ===================== =================== ======================

                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN
                                           AMERICAN FRANCHISE        COMSTOCK
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $          135,976
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             191,250              123,005
      Administrative charges.............              17,349               12,113
                                           ------------------   ------------------
        Total expenses...................             208,599              135,118
                                           ------------------   ------------------
          Net investment income (loss)...           (208,599)                  858
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             517,385              (7,149)
                                           ------------------   ------------------
          Net realized gains (losses)....             517,385              (7,149)
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................             971,254            1,305,188
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           1,488,639            1,298,039
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,280,040   $        1,298,897
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN           JANUS ASPEN
                                            EQUITY AND INCOME    GROWTH AND INCOME       ENTERPRISE      JANUS ASPEN OVERSEAS
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
INVESTMENT INCOME:
      Dividends.........................   $        1,566,755   $        1,164,512   $               --   $          331,849
                                           ------------------   ------------------   ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,409,416            1,394,690              196,551              706,304
      Administrative charges............              140,985              138,768               16,069                7,906
                                           ------------------   ------------------   ------------------  --------------------
        Total expenses..................            1,550,401            1,533,458              212,620              714,210
                                           ------------------   ------------------   ------------------  --------------------
          Net investment income (loss)..               16,354            (368,946)            (212,620)            (382,361)
                                           ------------------   ------------------   ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --            5,885,974
      Realized gains (losses) on sale of
        investments.....................            4,276,625            3,072,038              846,540          (1,180,504)
                                           ------------------   ------------------   ------------------  --------------------
          Net realized gains (losses)...            4,276,625            3,072,038              846,540            4,705,470
                                           ------------------   ------------------   ------------------  --------------------
      Change in unrealized gains (losses)
        on investments..................            5,503,768            8,408,985            1,321,397            1,651,324
                                           ------------------   ------------------   ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            9,780,393           11,481,023            2,167,937            6,356,794
                                           ------------------   ------------------   ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        9,796,747   $       11,112,077   $        1,955,317   $        5,974,433
                                           ==================   ==================   ==================  ====================

                                                                                                                LMPVET
                                                                      LMPVET               LMPVET        CLEARBRIDGE VARIABLE
                                               JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE     EQUITY INCOME
                                                WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION            BUILDER
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................   $            6,767   $        1,485,272   $        5,036,105   $        3,552,231
                                           ------------------  -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                4,586            5,794,184            4,889,134            2,202,715
      Administrative charges............                   39              505,668              485,553              196,282
                                           ------------------  -------------------- -------------------- --------------------
        Total expenses..................                4,625            6,299,852            5,374,687            2,398,997
                                           ------------------  -------------------- -------------------- --------------------
          Net investment income (loss)..                2,142          (4,814,580)            (338,582)            1,153,234
                                           ------------------  -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --           13,893,586                   --                   --
      Realized gains (losses) on sale of
        investments.....................                (167)           30,191,844           11,541,475          (2,380,705)
                                           ------------------  -------------------- -------------------- --------------------
          Net realized gains (losses)...                (167)           44,085,430           11,541,475          (2,380,705)
                                           ------------------  -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................              146,904           23,116,839           34,435,202           16,441,244
                                           ------------------  -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              146,737           67,202,269           45,976,677           14,060,539
                                           ------------------  -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          148,879   $       62,387,689   $       45,638,095   $       15,213,773
                                           ==================  ==================== ==================== ====================

                                                  LMPVET
                                           CLEARBRIDGE VARIABLE        LMPVET
                                                FUNDAMENTAL     CLEARBRIDGE VARIABLE
                                               ALL CAP VALUE      LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                           -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................    $        5,414,810   $          659,673
                                           -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             4,894,197            1,525,522
      Administrative charges............               433,516              130,002
                                           -------------------- --------------------
        Total expenses..................             5,327,713            1,655,524
                                           -------------------- --------------------
          Net investment income (loss)..                87,097            (995,851)
                                           -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                    --            6,089,130
      Realized gains (losses) on sale of
        investments.....................               297,028            4,899,723
                                           -------------------- --------------------
          Net realized gains (losses)...               297,028           10,988,853
                                           -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................            43,071,355            7,312,286
                                           -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            43,368,383           18,301,139
                                           -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......    $       43,455,480   $       17,305,288
                                           ==================== ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                LMPVET               LMPVET               LMPVET          LMPVET INVESTMENT
                                         CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                            LARGE CAP VALUE       MID CAP CORE       SMALL CAP GROWTH     SOCIAL AWARENESS
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------- -------------------- --------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,970,972   $          332,723   $          201,163   $          626,442
                                         -------------------- -------------------- --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,784,208              648,352              917,515              558,316
      Administrative charges............             169,903               62,001               72,043               17,900
                                         -------------------- -------------------- --------------------  ------------------
        Total expenses..................           1,954,111              710,353              989,558              576,216
                                         -------------------- -------------------- --------------------  ------------------
          Net investment income (loss)..           1,016,861            (377,630)            (788,395)               50,226
                                         -------------------- -------------------- --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......             127,628              721,861            2,492,650                   --
      Realized gains (losses) on sale of
        investments.....................           (435,169)            1,376,288            3,479,174              671,030
                                         -------------------- -------------------- --------------------  ------------------
          Net realized gains (losses)...           (307,541)            2,098,149            5,971,824              671,030
                                         -------------------- -------------------- --------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          18,178,454            4,560,303            4,719,516            3,239,630
                                         -------------------- -------------------- --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          17,870,913            6,658,452           10,691,340            3,910,660
                                         -------------------- -------------------- --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       18,887,774   $        6,280,822   $        9,902,945   $        3,960,886
                                         ==================== ==================== ====================  ==================

                                               LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                         VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                           ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------   ------------------   ------------------  ---------------------
INVESTMENT INCOME:
      Dividends......................... $        1,912,157   $          983,418   $          451,392   $          779,800
                                         ------------------   ------------------   ------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          1,004,269              543,796              339,273              191,605
      Administrative charges............            113,436               64,114               40,250               16,948
                                         ------------------   ------------------   ------------------  ---------------------
        Total expenses..................          1,117,705              607,910              379,523              208,553
                                         ------------------   ------------------   ------------------  ---------------------
          Net investment income (loss)..            794,452              375,508               71,869              571,247
                                         ------------------   ------------------   ------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                 --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................          1,189,253               39,219            (119,023)             (40,295)
                                         ------------------   ------------------   ------------------  ---------------------
          Net realized gains (losses)...          1,189,253               39,219            (119,023)             (40,295)
                                         ------------------   ------------------   ------------------  ---------------------
      Change in unrealized gains (losses)
        on investments..................          6,234,000            4,822,006            3,658,299            1,171,574
                                         ------------------   ------------------   ------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          7,423,253            4,861,225            3,539,276            1,131,279
                                         ------------------   ------------------   ------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations....... $        8,217,705   $        5,236,733   $        3,611,145   $        1,702,526
                                         ==================   ==================   ==================  =====================

                                           LMPVIT WESTERN       MIST AMERICAN
                                         ASSET VARIABLE HIGH   FUNDS BALANCED
                                               INCOME            ALLOCATION
                                             SUBACCOUNT          SUBACCOUNT
                                         ------------------- ------------------
INVESTMENT INCOME:
      Dividends......................... $        8,751,023  $           35,539
                                         ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          1,669,578              13,293
      Administrative charges............            166,019                  64
                                         ------------------- ------------------
        Total expenses..................          1,835,597              13,357
                                         ------------------- ------------------
          Net investment income (loss)..          6,915,426              22,182
                                         ------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                 --              21,566
      Realized gains (losses) on sale of
        investments.....................        (2,933,206)              26,907
                                         ------------------- ------------------
          Net realized gains (losses)...        (2,933,206)              48,473
                                         ------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................         12,556,579             188,559
                                         ------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          9,623,373             237,032
                                         ------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations....... $       16,538,799  $          259,214
                                         =================== ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             MIST AMERICAN        MIST AMERICAN
                                             FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK       MIST BLACKROCK
                                              ALLOCATION           ALLOCATION           HIGH YIELD         LARGE CAP CORE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           20,855   $           31,000   $        9,658,679   $          498,434
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              11,010               12,794            1,920,711              659,474
      Administrative charges............                  36                   42              126,685               62,133
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................              11,046               12,836            2,047,396              721,607
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..               9,809               18,164            7,611,283            (223,173)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --               20,266            1,729,165                   --
      Realized gains (losses) on sale of
        investments.....................              28,530                7,139            1,613,144            (871,444)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              28,530               27,405            3,342,309            (871,444)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             198,921              108,490            7,720,031            6,281,384
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             227,451              135,895           11,062,340            5,409,940
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          237,260   $          154,059   $       18,673,623   $        5,186,767
                                          ==================   ==================   ==================   ==================

                                                                                        MIST HARRIS
                                          MIST CLARION GLOBAL   MIST DREMAN SMALL         OAKMARK          MIST INVESCO
                                              REAL ESTATE           CAP VALUE          INTERNATIONAL     SMALL CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          -------------------  ------------------   ------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $        1,695,551   $          102,704   $        1,214,641  $               --
                                          -------------------  ------------------   ------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,094,666              185,132              995,243             206,326
      Administrative charges............              68,679               10,288               77,027              13,242
                                          -------------------  ------------------   ------------------  ------------------
        Total expenses..................           1,163,345              195,420            1,072,270             219,568
                                          -------------------  ------------------   ------------------  ------------------
          Net investment income (loss)..             532,206             (92,716)              142,371           (219,568)
                                          -------------------  ------------------   ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --             800,162
      Realized gains (losses) on sale of
        investments.....................         (3,134,837)              303,468          (1,522,520)             566,745
                                          -------------------  ------------------   ------------------  ------------------
          Net realized gains (losses)...         (3,134,837)              303,468          (1,522,520)           1,366,907
                                          -------------------  ------------------   ------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          18,607,737            1,354,946           17,503,483             768,284
                                          -------------------  ------------------   ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          15,472,900            1,658,414           15,980,963           2,135,191
                                          -------------------  ------------------   ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       16,005,106   $        1,565,698   $       16,123,334  $        1,915,623
                                          ===================  ==================   ==================  ==================

                                                                 MIST LEGG MASON
                                                                   CLEARBRIDGE
                                           MIST JANUS FORTY     AGGRESSIVE GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,248,977   $              732
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           6,325,695               50,722
      Administrative charges............             103,298                4,105
                                          ------------------   ------------------
        Total expenses..................           6,428,993               54,827
                                          ------------------   ------------------
          Net investment income (loss)..         (4,180,016)             (54,095)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................           1,098,638               72,205
                                          ------------------   ------------------
          Net realized gains (losses)...           1,098,638               72,205
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          98,730,778              470,746
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          99,829,416              542,951
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       95,649,400   $          488,856
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT     MIST LORD ABBETT      MIST MET/EATON
                                             GLOBAL MARKETS        BOND DEBENTURE        MID CAP VALUE     VANCE FLOATING RATE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        4,012,097   $         4,229,274   $          191,031   $           41,277
                                           ------------------   -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,978,206               801,742              940,676               34,462
      Administrative charges.............               1,215                71,228               78,654                2,908
                                           ------------------   -------------------   ------------------   -------------------
        Total expenses...................           1,979,421               872,970            1,019,330               37,370
                                           ------------------   -------------------   ------------------   -------------------
          Net investment income (loss)...           2,032,676             3,356,304            (828,299)                3,907
                                           ------------------   -------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                3,504
      Realized gains (losses) on sale of
        investments......................           2,483,209             1,403,323          (1,449,083)                7,995
                                           ------------------   -------------------   ------------------   -------------------
          Net realized gains (losses)....           2,483,209             1,403,323          (1,449,083)               11,499
                                           ------------------   -------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................          18,401,482             1,326,661            7,840,704               69,646
                                           ------------------   -------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          20,884,691             2,729,984            6,391,621               81,145
                                           ------------------   -------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       22,917,367   $         6,086,288   $        5,563,322   $           85,052
                                           ==================   ===================   ==================   ===================

                                            MIST MET/FRANKLIN   MIST MET/TEMPLETON       MIST METLIFE         MIST METLIFE
                                              MUTUAL SHARES           GROWTH          AGGRESSIVE STRATEGY   BALANCED STRATEGY
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $            5,236   $           708,722   $          335,435   $          476,362
                                           ------------------   -------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              14,883               709,435              653,197              406,585
      Administrative charges.............               1,201                64,447                6,959               33,271
                                           ------------------   -------------------   -------------------  ------------------
        Total expenses...................              16,084               773,882              660,156              439,856
                                           ------------------   -------------------   -------------------  ------------------
          Net investment income (loss)...            (10,848)              (65,160)            (324,721)               36,506
                                           ------------------   -------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             159,108             1,655,511                   --                   --
      Realized gains (losses) on sale of
        investments......................            (26,699)             (481,801)            (307,784)              772,633
                                           ------------------   -------------------   -------------------  ------------------
          Net realized gains (losses)....             132,409             1,173,710            (307,784)              772,633
                                           ------------------   -------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................            (26,811)             6,834,924            8,071,655            1,614,962
                                           ------------------   -------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             105,598             8,008,634            7,763,871            2,387,595
                                           ------------------   -------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           94,750   $         7,943,474   $        7,439,150   $        2,424,101
                                           ==================   ===================   ===================  ==================

                                              MIST METLIFE          MIST METLIFE
                                             GROWTH STRATEGY      MODERATE STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $          320,895   $           381,196
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             358,176               271,665
      Administrative charges.............              29,287                21,783
                                           ------------------   -------------------
        Total expenses...................             387,463               293,448
                                           ------------------   -------------------
          Net investment income (loss)...            (66,568)                87,748
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --
      Realized gains (losses) on sale of
        investments......................             800,368               445,713
                                           ------------------   -------------------
          Net realized gains (losses)....             800,368               445,713
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           1,709,951               858,237
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,510,319             1,303,950
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,443,751   $         1,391,698
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                             MIST MORGAN
                                           MIST MFS EMERGING    MIST MFS RESEARCH        MIST MLA          STANLEY MID CAP
                                            MARKETS EQUITY        INTERNATIONAL           MID CAP              GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          656,340   $        1,860,628   $          465,365   $               --
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,276,725            1,368,416            1,051,185              214,585
      Administrative charges............             107,474              114,823               58,034               18,726
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................           1,384,199            1,483,239            1,109,219              233,311
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..           (727,859)              377,389            (643,854)            (233,311)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              67,203          (4,460,099)              847,029              408,285
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              67,203          (4,460,099)              847,029              408,285
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          12,358,695           17,574,640            3,077,619              742,007
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          12,425,898           13,114,541            3,924,648            1,150,292
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       11,698,039   $       13,491,930   $        3,280,794   $          916,981
                                          ==================   ==================   ==================   ==================

                                              MIST PIMCO
                                          INFLATION PROTECTED   MIST PIMCO TOTAL                            MIST PIONEER
                                                 BOND                RETURN          MIST PIONEER FUND    STRATEGIC INCOME
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        3,786,489   $       12,223,507   $          880,052   $       10,954,505
                                          -------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,836,807            6,060,822              859,709            3,441,458
      Administrative charges............             120,148              453,593               70,923              295,261
                                          -------------------  ------------------   ------------------   ------------------
        Total expenses..................           1,956,955            6,514,415              930,632            3,736,719
                                          -------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..           1,829,534            5,709,092             (50,580)            7,217,786
                                          -------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......           6,988,100                   --                   --              846,888
      Realized gains (losses) on sale of
        investments.....................           1,807,764            7,774,845              982,682            6,019,459
                                          -------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...           8,795,864            7,774,845              982,682            6,866,347
                                          -------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................         (2,029,603)           14,475,036            4,172,837            6,409,275
                                          -------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           6,766,261           22,249,881            5,155,519           13,275,622
                                          -------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        8,595,795   $       27,958,973   $        5,104,939   $       20,493,408
                                          ===================  ==================   ==================   ==================


                                               MIST RCM         MIST SSGA GROWTH
                                              TECHNOLOGY         AND INCOME ETF
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $               --  $         2,870,878
                                          ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             140,031            1,523,769
      Administrative charges............              12,786                   --
                                          ------------------  -------------------
        Total expenses..................             152,817            1,523,769
                                          ------------------  -------------------
          Net investment income (loss)..           (152,817)            1,347,109
                                          ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......           1,050,372            2,677,600
      Realized gains (losses) on sale of
        investments.....................           (255,083)            1,021,220
                                          ------------------  -------------------
          Net realized gains (losses)...             795,289            3,698,820
                                          ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................             260,043            8,035,731
                                          ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,055,332           11,734,551
                                          ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          902,515  $        13,081,660
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        2,831,617   $        1,700,476   $               --   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,838,568            1,958,908               57,109            1,850,787
      Administrative charges.............                  --              150,248                4,909               99,960
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           1,838,568            2,109,156               62,018            1,950,747
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...             993,049            (408,680)             (62,018)          (1,950,747)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           5,300,044                   --              439,637                   --
      Realized gains (losses) on sale of
        investments......................           1,005,920          (3,066,751)              134,680          (2,049,928)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           6,305,964          (3,066,751)              574,317          (2,049,928)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,324,188           20,922,598            (133,949)           23,044,283
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          17,630,152           17,855,847              440,368           20,994,355
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       18,623,201   $       17,447,167   $          378,350   $       19,043,608
                                           ==================   ==================   ==================   ==================

                                                                                                             MSF BARCLAYS
                                             MIST TURNER MID      MIST VAN KAMPEN      MORGAN STANLEY      CAPITAL AGGREGATE
                                               CAP GROWTH            COMSTOCK         MULTI CAP GROWTH        BOND INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $        2,180,540   $               --   $        3,760,735
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              44,011            2,419,793               22,896            1,194,375
      Administrative charges.............               3,559              231,633                1,626                  202
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................              47,570            2,651,426               24,522            1,194,577
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...            (47,570)            (470,886)             (24,522)            2,566,158
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             394,604                   --               21,800                   --
      Realized gains (losses) on sale of
        investments......................             (2,681)           16,812,925               82,378              946,556
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             391,923           16,812,925              104,178              946,556
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           (231,775)            8,982,368               26,725            (822,155)
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             160,148           25,795,293              130,903              124,401
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          112,578   $       25,324,407   $          106,381   $        2,690,559
                                           ==================   ==================   ==================   ==================


                                              MSF BLACKROCK      MSF BLACKROCK BOND
                                            AGGRESSIVE GROWTH          INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $         6,344,866
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,212,021             3,458,081
      Administrative charges.............             118,379               254,498
                                           ------------------   -------------------
        Total expenses...................           1,330,400             3,712,579
                                           ------------------   -------------------
          Net investment income (loss)...         (1,330,400)             2,632,287
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --             1,581,151
      Realized gains (losses) on sale of
        investments......................           2,757,661             3,880,834
                                           ------------------   -------------------
          Net realized gains (losses)....           2,757,661             5,461,985
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           6,784,308             5,368,211
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           9,541,969            10,830,196
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        8,211,569   $        13,462,483
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                                       MSF BLACKROCK
                                             MSF BLACKROCK        MSF BLACKROCK      LEGACY LARGE CAP      MSF BLACKROCK
                                              DIVERSIFIED        LARGE CAP VALUE          GROWTH           MONEY MARKET
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------   ------------------   -----------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        5,667,900   $          217,817   $         658,307   $               --
                                          ------------------   ------------------   -----------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           3,116,556              260,287           2,740,470            5,329,195
      Administrative charges............              16,710               21,052             229,303              428,046
                                          ------------------   ------------------   -----------------   ------------------
        Total expenses..................           3,133,266              281,339           2,969,773            5,757,241
                                          ------------------   ------------------   -----------------   ------------------
          Net investment income (loss)..           2,534,634             (63,522)         (2,311,466)          (5,757,241)
                                          ------------------   ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --            2,477,494                  --                   --
      Realized gains (losses) on sale of
        investments.....................           3,883,777            (560,230)          14,335,793                   --
                                          ------------------   ------------------   -----------------   ------------------
          Net realized gains (losses)...           3,883,777            1,917,264          14,335,793                   --
                                          ------------------   ------------------   -----------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          19,262,933            (115,596)          13,662,533                   --
                                          ------------------   ------------------   -----------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          23,146,710            1,801,668          27,998,326                   --
                                          ------------------   ------------------   -----------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       25,681,344   $        1,738,146   $      25,686,860   $      (5,757,241)
                                          ==================   ==================   =================   ==================



                                           MSF DAVIS VENTURE     MSF FI VALUE                            MSF LOOMIS SAYLES
                                                 VALUE              LEADERS        MSF JENNISON GROWTH    SMALL CAP CORE
                                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------  ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $          748,449  $          862,199   $           27,931   $               --
                                          ------------------  ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,863,493           1,120,232            3,063,989               22,088
      Administrative charges............             149,911              92,707               83,546                1,796
                                          ------------------  ------------------   -------------------  ------------------
        Total expenses..................           2,013,404           1,212,939            3,147,535               23,884
                                          ------------------  ------------------   -------------------  ------------------
          Net investment income (loss)..         (1,264,955)           (350,740)          (3,119,604)             (23,884)
                                          ------------------  ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                  --            7,892,402               33,973
      Realized gains (losses) on sale of
        investments.....................           (681,017)         (4,495,742)            (761,816)               52,690
                                          ------------------  ------------------   -------------------  ------------------
          Net realized gains (losses)...           (681,017)         (4,495,742)            7,130,586               86,663
                                          ------------------  ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          13,217,423          14,727,184         (10,278,788)               97,079
                                          ------------------  ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          12,536,406          10,231,442          (3,148,202)              183,742
                                          ------------------  ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       11,271,451  $        9,880,702   $      (6,267,806)   $          159,858
                                          ==================  ==================   ===================  ==================

                                                                      MSF
                                                                MET/DIMENSIONAL
                                            MSF MET/ARTISAN   INTERNATIONAL SMALL
                                             MID CAP VALUE          COMPANY
                                              SUBACCOUNT          SUBACCOUNT
                                          ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $           15,836   $           2,656
                                          ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              30,007               9,879
      Administrative charges............               2,941                 796
                                          ------------------  -------------------
        Total expenses..................              32,948              10,675
                                          ------------------  -------------------
          Net investment income (loss)..            (17,112)             (8,019)
                                          ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --              11,284
      Realized gains (losses) on sale of
        investments.....................              85,483             (1,834)
                                          ------------------  -------------------
          Net realized gains (losses)...              85,483               9,450
                                          ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................             110,427              48,414
                                          ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             195,910              57,864
                                          ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          178,798   $          49,845
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                               MSF METLIFE          MSF METLIFE
                                              CONSERVATIVE        CONSERVATIVE TO      MSF METLIFE MID        MSF METLIFE
                                               ALLOCATION       MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,205,928   $        2,538,595   $           85,700   $         9,306,223
                                           ------------------   -------------------  ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             615,802            1,130,568              105,804             5,044,807
      Administrative charges.............              40,282               31,999                   --                60,000
                                           ------------------   -------------------  ------------------   -------------------
        Total expenses...................             656,084            1,162,567              105,804             5,104,807
                                           ------------------   -------------------  ------------------   -------------------
          Net investment income (loss)...             549,844            1,376,028             (20,104)             4,201,416
                                           ------------------   -------------------  ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           1,002,288              274,643              360,302                    --
      Realized gains (losses) on sale of
        investments......................             544,646            1,007,347               91,322               514,353
                                           ------------------   -------------------  ------------------   -------------------
          Net realized gains (losses)....           1,546,934            1,281,990              451,624               514,353
                                           ------------------   -------------------  ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             758,350            5,498,496              785,864            39,922,201
                                           ------------------   -------------------  ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,305,284            6,780,486            1,237,488            40,436,554
                                           ------------------   -------------------  ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,855,128   $        8,156,514   $        1,217,384   $        44,637,970
                                           ==================   ===================  ==================   ===================

                                                MSF METLIFE
                                                MODERATE TO       MSF METLIFE STOCK       MSF MFS TOTAL
                                           AGGRESSIVE ALLOCATION        INDEX                RETURN            MSF MFS VALUE
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           --------------------- -------------------  -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................   $        6,393,350   $        12,944,588  $        13,425,384   $        1,285,519
                                           --------------------- -------------------  -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            4,097,766            15,519,928            6,926,701              989,706
      Administrative charges.............               26,671               487,457              541,272               55,488
                                           --------------------- -------------------  -------------------   ------------------
        Total expenses...................            4,124,437            16,007,385            7,467,973            1,045,194
                                           --------------------- -------------------  -------------------   ------------------
          Net investment income (loss)...            2,268,913           (3,062,797)            5,957,411              240,325
                                           --------------------- -------------------  -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --             5,348,956                   --              920,030
      Realized gains (losses) on sale of
        investments......................          (1,490,907)            19,346,920          (3,009,153)              505,638
                                           --------------------- -------------------  -------------------   ------------------
          Net realized gains (losses)....          (1,490,907)            24,695,876          (3,009,153)            1,425,668
                                           --------------------- -------------------  -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           42,766,330            76,781,148           42,725,699            7,474,276
                                           --------------------- -------------------  -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           41,275,423           101,477,024           39,716,546            8,899,944
                                           --------------------- -------------------  -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........   $       43,544,336   $        98,414,227  $        45,673,957   $        9,140,269
                                           ===================== ===================  ===================   ==================


                                                MSF MSCI           MSF NEUBERGER
                                               EAFE INDEX         BERMAN GENESIS
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,795,218   $              105
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             666,630                1,638
      Administrative charges.............               1,717                  121
                                           ------------------   ------------------
        Total expenses...................             668,347                1,759
                                           ------------------   ------------------
          Net investment income (loss)...           1,126,871              (1,654)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................         (3,462,250)                  223
                                           ------------------   ------------------
          Net realized gains (losses)....         (3,462,250)                  223
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,344,422                5,406
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           7,882,172                5,629
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        9,009,043   $            3,975
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                             MSF OPPENHEIMER    MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              GLOBAL EQUITY           INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $         4,892,718  $         1,124,836  $                --  $                --
                                          -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            4,296,891            1,154,688              600,769            1,328,515
      Administrative charges............              143,827                4,918               50,073               52,585
                                          -------------------  -------------------  -------------------  -------------------
        Total expenses..................            4,440,718            1,159,606              650,842            1,381,100
                                          -------------------  -------------------  -------------------  -------------------
          Net investment income (loss)..              452,000             (34,770)            (650,842)          (1,381,100)
                                          -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --           10,474,238
      Realized gains (losses) on sale of
        investments.....................            (972,244)              160,588            1,778,040            4,077,259
                                          -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)...            (972,244)              160,588            1,778,040           14,551,497
                                          -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................           56,108,439           13,304,339            5,188,407              458,209
                                          -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           55,136,195           13,464,927            6,966,447           15,009,706
                                          -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        55,588,195  $        13,430,157  $         6,315,605  $        13,628,606
                                          ===================  ===================  ===================  ===================

                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC    MANAGEMENT U.S.        PIONEER VCT      PIONEER VCT EQUITY
                                           BOND OPPORTUNITIES       GOVERNMENT        EMERGING MARKETS          INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        2,013,403   $        2,930,868   $           31,866   $          695,393
                                          --------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              893,489            1,770,314              279,827              328,430
      Administrative charges............               84,021              124,804               23,246               28,524
                                          --------------------  ------------------   ------------------   ------------------
        Total expenses..................              977,510            1,895,118              303,073              356,954
                                          --------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..            1,035,893            1,035,750            (271,207)              338,439
                                          --------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --              471,404                   --
      Realized gains (losses) on sale of
        investments.....................              791,156              769,852            (315,364)              236,816
                                          --------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...              791,156              769,852              156,040              236,816
                                          --------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            3,457,585              928,987            1,390,536              870,578
                                          --------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            4,248,741            1,698,839            1,546,576            1,107,394
                                          --------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        5,284,634   $        2,734,589   $        1,275,369   $        1,445,833
                                          ====================  ==================   ==================   ==================

                                                                   PIONEER VCT
                                              PIONEER VCT           IBBOTSON
                                           FUNDAMENTAL VALUE    GROWTH ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          110,097   $        3,929,520
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             191,498            4,738,197
      Administrative charges............              16,647              336,960
                                          ------------------   ------------------
        Total expenses..................             208,145            5,075,157
                                          ------------------   ------------------
          Net investment income (loss)..            (98,048)          (1,145,637)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................              78,320          (1,018,774)
                                          ------------------   ------------------
          Net realized gains (losses)...              78,320          (1,018,774)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             941,617           22,165,857
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,019,937           21,147,083
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          921,889   $       20,001,446
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              PIONEER VCT
                                           IBBOTSON MODERATE       PIONEER VCT       PIONEER VCT REAL
                                              ALLOCATION          MID CAP VALUE        ESTATE SHARES        UIF GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------   ------------------   ------------------   -----------------
INVESTMENT INCOME:
      Dividends.........................  $        2,868,969   $          262,708   $          282,486   $              --
                                          ------------------   ------------------   ------------------   -----------------
EXPENSES:
      Mortality and expense risk
        charges.........................           2,391,156              505,310              239,568             122,805
      Administrative charges............             175,836               46,908               20,227              11,393
                                          ------------------   ------------------   ------------------   -----------------
        Total expenses..................           2,566,992              552,218              259,795             134,198
                                          ------------------   ------------------   ------------------   -----------------
          Net investment income (loss)..             301,977            (289,510)               22,691           (134,198)
                                          ------------------   ------------------   ------------------   -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --             346,602
      Realized gains (losses) on sale of
        investments.....................              45,485          (1,302,882)              110,070             520,075
                                          ------------------   ------------------   ------------------   -----------------
          Net realized gains (losses)...              45,485          (1,302,882)              110,070             866,677
                                          ------------------   ------------------   ------------------   -----------------
      Change in unrealized gains (losses)
        on investments..................           9,914,423            4,374,689            1,648,335             153,448
                                          ------------------   ------------------   ------------------   -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           9,959,908            3,071,807            1,758,405           1,020,125
                                          ------------------   ------------------   ------------------   -----------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       10,261,885   $        2,782,297   $        1,781,096   $         885,927
                                          ==================   ==================   ==================   =================


                                                                 WELLS FARGO VT
                                          UIF U.S. REAL ESTATE   SMALL CAP VALUE
                                               SUBACCOUNT          SUBACCOUNT
                                          --------------------  -----------------
INVESTMENT INCOME:
      Dividends.........................   $          129,106   $          28,184
                                          --------------------  -----------------
EXPENSES:
      Mortality and expense risk
        charges.........................              226,154              38,962
      Administrative charges............               22,957               2,275
                                          --------------------  -----------------
        Total expenses..................              249,111              41,237
                                          --------------------  -----------------
          Net investment income (loss)..            (120,005)            (13,053)
                                          --------------------  -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                  --
      Realized gains (losses) on sale of
        investments.....................             (66,324)            (17,294)
                                          --------------------  -----------------
          Net realized gains (losses)...             (66,324)            (17,294)
                                          --------------------  -----------------
      Change in unrealized gains (losses)
        on investments..................            2,219,377             406,775
                                          --------------------  -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            2,153,053             389,481
                                          --------------------  -----------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        2,033,048   $         376,428
                                          ====================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                       ALLIANCEBERNSTEIN GLOBAL
                                      ALGER CAPITAL APPRECIATION            THEMATIC GROWTH              AMERICAN FUNDS BOND
                                              SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    ------------------------------- ------------------------------ -------------------------------
                                         2012             2011           2012            2011           2012             2011
                                    --------------   -------------- --------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (55,042)   $     (73,389) $     (15,799)  $     (15,741) $       91,490   $      161,506
   Net realized gains (losses).....        338,030          193,092          1,725          75,815        209,113          246,811
   Change in unrealized gains
     (losses) on investments.......        283,401        (296,244)        111,735       (338,252)         94,433           27,858
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        566,389        (176,541)         97,661       (278,178)        395,036          436,175
                                    --------------   -------------- --------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,567           16,127            137              --         32,090          120,737
   Net transfers (including fixed
     account)......................      (715,863)          552,353         73,748           5,973      2,732,364        3,600,871
   Contract charges................          (928)          (1,004)          (355)           (459)        (3,966)          (3,590)
   Transfers for contract benefits
     and terminations..............      (456,844)        (239,995)      (166,712)       (324,960)    (3,664,008)      (3,631,978)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (1,172,068)          327,481       (93,182)       (319,446)      (903,520)           86,040
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............      (605,679)          150,940          4,479       (597,624)      (508,484)          522,215
NET ASSETS:
   Beginning of year...............      3,906,644        3,755,704        873,875       1,471,499     11,151,382       10,629,167
                                    --------------   -------------- --------------  -------------- --------------   --------------
   End of year..................... $    3,300,965   $    3,906,644 $      878,354  $      873,875 $   10,642,898   $   11,151,382
                                    ==============   ============== ==============  ============== ==============   ==============

                                                                          AMERICAN FUNDS GLOBAL
                                      AMERICAN FUNDS GLOBAL GROWTH        SMALL CAPITALIZATION            AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    -------------------------------- ------------------------------- -------------------------------
                                         2012              2011           2012             2011           2012             2011
                                    --------------   --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $  (1,250,888)   $     (892,743) $     (10,357)   $     (10,127) $  (3,251,892)   $  (4,530,045)
   Net realized gains (losses).....      4,907,179         5,786,510        116,153          384,459      6,546,581        4,713,524
   Change in unrealized gains
     (losses) on investments.......     23,997,679      (22,994,961)        452,356      (1,772,730)     44,862,840     (20,479,662)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     27,653,970      (18,101,194)        558,152      (1,398,398)     48,157,529     (20,296,183)
                                    --------------   --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,543,246         2,488,454         44,785           68,514      2,219,827        3,620,149
   Net transfers (including fixed
     account)......................    (6,984,587)       (6,962,762)        303,838         (89,951)   (12,448,672)     (18,936,371)
   Contract charges................       (31,424)          (38,871)        (1,684)          (2,728)       (69,851)         (86,261)
   Transfers for contract benefits
     and terminations..............   (27,094,062)      (35,568,928)    (1,529,104)      (2,643,001)   (51,856,896)     (69,322,958)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (32,566,827)      (40,082,107)    (1,182,165)      (2,667,166)   (62,155,592)     (84,725,441)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............    (4,912,857)      (58,183,301)      (624,013)      (4,065,564)   (13,998,063)    (105,021,624)
NET ASSETS:
   Beginning of year...............    148,056,485       206,239,786      3,907,280        7,972,844    323,137,038      428,158,662
                                    --------------   --------------- --------------   -------------- --------------   --------------
   End of year..................... $  143,143,628   $   148,056,485 $    3,283,267   $    3,907,280 $  309,138,975   $  323,137,038
                                    ==============   =============== ==============   ============== ==============   ==============


                                     AMERICAN FUNDS GROWTH-INCOME
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (753,330)   $  (1,164,577)
   Net realized gains (losses).....      3,451,949        (439,387)
   Change in unrealized gains
     (losses) on investments.......     36,965,015      (9,204,681)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     39,663,634     (10,808,645)
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,348,701        2,612,073
   Net transfers (including fixed
     account)......................   (12,709,273)     (16,509,591)
   Contract charges................       (59,677)         (70,958)
   Transfers for contract benefits
     and terminations..............   (42,829,402)     (58,533,397)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (54,249,651)     (72,501,873)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............   (14,586,017)     (83,310,518)
NET ASSETS:
   Beginning of year...............    275,594,046      358,904,564
                                    --------------   --------------
   End of year..................... $  261,008,029   $  275,594,046
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                     DREYFUS SOCIALLY RESPONSIBLE
                                     DELAWARE VIP SMALL CAP VALUE               GROWTH                   DWS I CAPITAL GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- ------------------------------
                                         2012             2011           2012             2011           2012            2011
                                     --------------  -------------- --------------   -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (11,207)  $     (44,043) $      (8,456)   $      (7,782) $    (159,104)  $    (176,161)
   Net realized gains (losses)......      1,292,860       3,767,699         22,452           10,035        322,430         181,678
   Change in unrealized gains
     (losses) on investments........        300,163     (3,161,046)         43,365         (13,196)      1,237,985       (982,632)
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,581,816         562,610         57,361         (10,943)      1,401,311       (977,115)
                                     --------------  -------------- --------------   -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        731,350         859,953             --               --         29,993          13,452
   Net transfers (including fixed
     account).......................      (690,554)    (10,731,317)      (116,528)           86,012      (349,162)       2,649,227
   Contract charges.................           (28)            (58)          (150)            (148)        (3,483)         (3,799)
   Transfers for contract benefits
     and terminations...............    (1,661,436)     (2,295,994)       (22,404)         (14,205)    (1,272,303)     (1,026,964)
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,620,668)    (12,167,416)      (139,082)           71,659    (1,594,955)       1,631,916
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets................       (38,852)    (11,604,806)       (81,721)           60,716      (193,644)         654,801
NET ASSETS:
   Beginning of year................     12,653,755      24,258,561        663,326          602,610     10,582,962       9,928,161
                                     --------------  -------------- --------------   -------------- --------------  --------------
   End of year...................... $   12,614,903  $   12,653,755 $      581,605   $      663,326 $   10,389,318  $   10,582,962
                                     ==============  ============== ==============   ============== ==============  ==============

                                       DWS II DREMAN SMALL MID CAP
                                                  VALUE                  DWS II GLOBAL THEMATIC
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (94,431)   $    (122,790) $     (25,631)   $      (66,982)
   Net realized gains (losses)......      (279,013)        (387,338)      (265,169)         (336,640)
   Change in unrealized gains
     (losses) on investments........      1,251,534        (248,873)        730,914         (180,709)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        878,090        (759,001)        440,114         (584,331)
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         14,509           10,408         23,802            33,227
   Net transfers (including fixed
     account).......................      (294,594)        (753,982)       (35,971)         (199,532)
   Contract charges.................        (2,159)          (2,411)          (844)           (1,019)
   Transfers for contract benefits
     and terminations...............    (1,031,963)        (930,715)      (677,908)         (955,892)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,314,207)      (1,676,700)      (690,921)       (1,123,216)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................      (436,117)      (2,435,701)      (250,807)       (1,707,547)
NET ASSETS:
   Beginning of year................      8,261,005       10,696,706      3,026,970         4,734,517
                                     --------------   -------------- --------------   ---------------
   End of year...................... $    7,824,888   $    8,261,005 $    2,776,163   $     3,026,970
                                     ==============   ============== ==============   ===============

                                       DWS II GOVERNMENT & AGENCY
                                               SECURITIES                FIDELITY VIP CONTRAFUND
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       88,124   $      109,287 $    (890,038)   $  (1,842,138)
   Net realized gains (losses)......        179,420          134,232      (217,305)      (3,447,135)
   Change in unrealized gains
     (losses) on investments........      (238,163)           35,389     32,418,560      (4,937,022)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         29,381          278,908     31,311,217     (10,226,295)
                                     --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        147,683           53,171      6,078,861        8,916,221
   Net transfers (including fixed
     account).......................      (616,320)        1,097,662    (8,160,108)      (8,077,907)
   Contract charges.................        (1,373)          (1,505)       (94,569)        (102,566)
   Transfers for contract benefits
     and terminations...............      (932,099)        (588,147)   (28,683,433)     (30,890,804)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,402,109)          561,181   (30,859,249)     (30,155,056)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (1,372,728)          840,089        451,968     (40,381,351)
NET ASSETS:
   Beginning of year................      6,487,438        5,647,349    223,715,085      264,096,436
                                     --------------   -------------- --------------   --------------
   End of year...................... $    5,114,710   $    6,487,438 $  224,167,053   $  223,715,085
                                     ==============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                     FIDELITY VIP DYNAMIC CAPITAL
                                             APPRECIATION             FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (21,067)  $     (34,062) $     3,993,514  $    2,659,389 $    1,147,111   $    1,456,696
   Net realized gains (losses)......        117,242          34,857      13,182,136     (2,487,608)      (319,382)        (572,908)
   Change in unrealized gains
     (losses) on investments........        296,790        (96,275)      15,416,329       (711,393)      2,353,424        (101,925)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        392,965        (95,480)      32,591,979       (539,612)      3,181,153          781,863
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         37,029          37,216       6,860,943       7,696,093        407,151          493,646
   Net transfers (including fixed
     account).......................          2,822          26,764     (6,524,100)     (6,118,085)      (187,370)      (1,085,003)
   Contract charges.................          (383)           (440)       (177,494)       (191,800)       (21,468)         (23,117)
   Transfers for contract benefits
     and terminations...............      (371,492)       (280,667)    (22,344,583)    (24,402,072)    (3,110,690)      (3,055,688)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (332,024)       (217,127)    (22,185,234)    (23,015,864)    (2,912,377)      (3,670,162)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................         60,941       (312,607)      10,406,745    (23,555,476)        268,776      (2,888,299)
NET ASSETS:
   Beginning of year................      2,068,621       2,381,228     213,824,134     237,379,610     25,924,805       28,813,104
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,129,562  $    2,068,621 $   224,230,879  $  213,824,134 $   26,193,581   $   25,924,805
                                     ==============  ============== ===============  ============== ==============   ==============

                                                                          FTVIPT FRANKLIN INCOME
                                           FIDELITY VIP MID CAP                 SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   (2,917,416)   $  (4,577,424) $    1,807,410   $    1,858,033
   Net realized gains (losses)......      26,258,921        6,541,449        251,057          561,856
   Change in unrealized gains
     (losses) on investments........       9,907,900     (40,829,193)      1,840,344      (2,039,182)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      33,249,405     (38,865,168)      3,898,811          380,707
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      10,365,662       12,531,076         73,349          227,117
   Net transfers (including fixed
     account).......................    (10,756,521)      (7,742,416)      3,927,427        2,134,661
   Contract charges.................       (106,107)        (123,455)        (7,367)          (8,310)
   Transfers for contract benefits
     and terminations...............    (37,874,468)     (45,265,492)    (7,742,097)     (12,982,341)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (38,371,434)     (40,600,287)    (3,748,688)     (10,628,873)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (5,122,029)     (79,465,455)        150,123     (10,248,166)
NET ASSETS:
   Beginning of year................     267,439,944      346,905,399     38,466,998       48,715,164
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   262,317,915   $  267,439,944 $   38,617,121   $   38,466,998
                                     ===============   ============== ==============   ==============

                                          FTVIPT FRANKLIN RISING       FTVIPT FRANKLIN SMALL-MID CAP
                                           DIVIDENDS SECURITIES              GROWTH SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (65,554)   $     (92,642) $    (620,750)   $    (738,025)
   Net realized gains (losses)......         818,497          509,046      3,396,351        1,758,379
   Change in unrealized gains
     (losses) on investments........       1,229,328          492,548        276,252      (3,391,329)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,982,271          908,952      3,051,853      (2,370,975)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          35,945           86,719        333,633          328,562
   Net transfers (including fixed
     account).......................       (264,262)        1,243,437      (966,502)      (2,281,320)
   Contract charges.................         (7,675)          (7,961)       (12,963)         (15,286)
   Transfers for contract benefits
     and terminations...............     (3,653,849)      (3,285,346)    (5,167,132)      (6,873,511)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (3,889,841)      (1,963,151)    (5,812,964)      (8,841,555)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (1,907,570)      (1,054,199)    (2,761,111)     (11,212,530)
NET ASSETS:
   Beginning of year................      22,145,063       23,199,262     34,957,797       46,170,327
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    20,237,493   $   22,145,063 $   32,196,686   $   34,957,797
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                       FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN
                                     FTVIPT MUTUAL SHARES SECURITIES       MARKETS SECURITIES                  SECURITIES
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       92,497   $      208,025 $       52,090   $     (65,242) $     1,139,713  $     (86,068)
   Net realized gains (losses)......      (112,713)        (697,265)      (289,789)           12,802       (944,229)         898,333
   Change in unrealized gains
     (losses) on investments........      3,644,908        (432,198)      3,136,219      (5,395,367)      13,948,363    (14,200,122)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,624,692        (921,438)      2,898,520      (5,447,807)      14,143,847    (13,387,857)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         71,335          102,557      1,469,993        1,787,892       1,440,354       1,691,780
   Net transfers (including fixed
     account).......................    (1,093,683)      (1,285,384)    (1,429,738)      (2,027,823)     (3,163,312)     (5,748,550)
   Contract charges.................       (12,225)         (15,138)       (14,972)         (17,300)        (24,492)        (29,500)
   Transfers for contract benefits
     and terminations...............    (9,188,675)     (11,663,683)    (2,169,694)      (2,708,122)    (12,879,146)    (20,507,747)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (10,223,248)     (12,861,648)    (2,144,411)      (2,965,353)    (14,626,596)    (24,594,017)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets................    (6,598,556)     (13,783,086)        754,109      (8,413,160)       (482,749)    (37,981,874)
NET ASSETS:
   Beginning of year................     33,103,285       46,886,371     25,681,955       34,095,115      95,843,960     133,825,834
                                     --------------   -------------- --------------   -------------- ---------------  --------------
   End of year...................... $   26,504,729   $   33,103,285 $   26,436,064   $   25,681,955 $    95,361,211  $   95,843,960
                                     ==============   ============== ==============   ============== ===============  ==============


                                     INVESCO V.I. DIVERSIFIED DIVIDEND INVESCO V.I. GOVERNMENT SECURITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------- ----------------------------------
                                           2012             2011              2012           2011 (a)
                                      --------------   ---------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (5,721)   $      (11,070)   $      209,049   $    (280,650)
   Net realized gains (losses)......          46,105            17,439          314,611          279,430
   Change in unrealized gains
     (losses) on investments........         175,602          (45,194)        (426,184)        1,275,198
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         215,986          (38,825)           97,476        1,273,978
                                      --------------   ---------------   --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           1,194                 5            8,100           16,164
   Net transfers (including fixed
     account).......................        (51,056)          (77,150)        (166,931)       24,854,553
   Contract charges.................           (156)             (167)          (3,205)          (3,984)
   Transfers for contract benefits
     and terminations...............       (313,733)         (357,820)      (3,955,771)      (5,263,451)
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       (363,751)         (435,132)      (4,117,807)       19,603,282
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets................       (147,765)         (473,957)      (4,020,331)       20,877,260
NET ASSETS:
   Beginning of year................       1,552,411         2,026,368       20,877,260               --
                                      --------------   ---------------   --------------   --------------
   End of year......................  $    1,404,646   $     1,552,411   $   16,856,929   $   20,877,260
                                      ==============   ===============   ==============   ==============


                                       INVESCO V.I. S&P 500 INDEX         INVESCO V.I. UTILITIES
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (14,738)   $     (17,436) $        26,983   $       28,915
   Net realized gains (losses)......        140,465          210,784          80,133         (33,637)
   Change in unrealized gains
     (losses) on investments........        263,167        (334,887)        (73,979)          316,207
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        388,894        (141,539)          33,137          311,485
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             --               --           1,896            2,326
   Net transfers (including fixed
     account).......................      (133,975)      (3,193,636)         (5,416)          188,313
   Contract charges.................          (551)            (765)           (747)            (726)
   Transfers for contract benefits
     and terminations...............      (609,963)        (898,702)       (429,489)        (475,159)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (744,489)      (4,093,103)       (433,756)        (285,246)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (355,595)      (4,234,642)       (400,619)           26,239
NET ASSETS:
   Beginning of year................      3,145,074        7,379,716       2,366,759        2,340,520
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    2,789,479   $    3,145,074 $     1,966,140   $    2,366,759
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN         INVESCO V.I. VAN KAMPEN
                                         AMERICAN FRANCHISE                  COMSTOCK                    EQUITY AND INCOME
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------ ------------------------------ ------------------------------
                                         2012            2011           2012          2011 (a)         2012            2011
                                    --------------  -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (208,599)  $    (236,887) $          858  $     (96,993) $       16,354  $      269,369
   Net realized gains (losses).....        517,385         898,553        (7,149)       (114,472)      4,276,625       3,304,871
   Change in unrealized gains
     (losses) on investments.......        971,254     (1,481,583)      1,305,188       (920,262)      5,503,768     (6,928,875)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      1,280,040       (819,917)      1,298,897     (1,131,727)      9,796,747     (3,354,635)
                                    --------------  -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,146           3,459            361               1        213,015         622,341
   Net transfers (including fixed
     account)......................      (475,619)       (353,803)      (246,949)       9,987,817    (2,416,792)     (3,604,380)
   Contract charges................        (3,377)         (3,941)        (1,700)         (1,981)       (33,275)        (42,256)
   Transfers for contract benefits
     and terminations..............    (1,669,817)     (2,542,135)    (1,266,249)       (811,567)   (30,869,610)    (35,142,469)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (2,145,667)     (2,896,420)    (1,514,537)       9,174,270   (33,106,662)    (38,166,764)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets...............      (865,627)     (3,716,337)      (215,640)       8,042,543   (23,309,915)    (41,521,399)
NET ASSETS:
   Beginning of year...............     11,358,588      15,074,925      8,042,543              --    103,925,502     145,446,901
                                    --------------  -------------- --------------  -------------- --------------  --------------
   End of year..................... $   10,492,961  $   11,358,588 $    7,826,903  $    8,042,543 $   80,615,587  $  103,925,502
                                    ==============  ============== ==============  ============== ==============  ==============

                                        INVESCO V.I. VAN KAMPEN
                                           GROWTH AND INCOME           JANUS ASPEN ENTERPRISE           JANUS ASPEN OVERSEAS
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------ ------------------------------- -------------------------------
                                         2012             2011          2012             2011           2012             2011
                                    --------------   ------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (368,946)   $   (768,352) $    (212,620)   $    (238,761) $    (382,361)   $    (686,826)
   Net realized gains (losses).....      3,072,038       2,595,490        846,540        1,018,681      4,705,470        2,169,526
   Change in unrealized gains
     (losses) on investments.......      8,408,985     (5,959,759)      1,321,397      (1,209,794)      1,651,324     (29,566,214)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     11,112,077     (4,132,621)      1,955,317        (429,874)      5,974,433     (28,083,514)
                                    --------------   ------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        266,480         324,740        267,589          305,103      2,968,757        3,980,041
   Net transfers (including fixed
     account)......................    (1,811,856)     (4,750,984)        108,869        (768,032)    (3,474,120)      (5,295,000)
   Contract charges................       (39,879)        (48,374)        (3,043)          (3,709)       (34,603)         (43,630)
   Transfers for contract benefits
     and terminations..............   (21,113,886)    (26,963,743)    (2,317,257)      (3,016,876)    (4,488,415)      (8,314,131)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (22,699,141)    (31,438,361)    (1,943,842)      (3,483,514)    (5,028,381)      (9,672,720)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............   (11,587,064)    (35,570,982)         11,475      (3,913,388)        946,052     (37,756,234)
NET ASSETS:
   Beginning of year...............     95,293,683     130,864,665     13,553,349       17,466,737     53,633,655       91,389,889
                                    --------------   ------------- --------------   -------------- --------------   --------------
   End of year..................... $   83,706,619   $  95,293,683 $   13,564,824   $   13,553,349 $   54,579,707   $   53,633,655
                                    ==============   ============= ==============   ============== ==============   ==============


                                         JANUS ASPEN WORLDWIDE
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $        2,142   $        (902)
   Net realized gains (losses).....          (167)           16,054
   Change in unrealized gains
     (losses) on investments.......        146,904        (150,745)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        148,879        (135,593)
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         64,175           79,663
   Net transfers (including fixed
     account)......................       (48,601)         (52,705)
   Contract charges................           (12)             (13)
   Transfers for contract benefits
     and terminations..............       (40,800)        (166,824)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (25,238)        (139,879)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............        123,641        (275,472)
NET ASSETS:
   Beginning of year...............        797,166        1,072,638
                                    --------------   --------------
   End of year..................... $      920,807   $      797,166
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                           AGGRESSIVE GROWTH                 APPRECIATION                EQUITY INCOME BUILDER
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (4,814,580)  $  (6,528,490) $    (338,582)   $    (575,412) $    1,153,234   $    1,917,977
   Net realized gains (losses)......     44,085,430      29,837,439     11,541,475        5,284,146    (2,380,705)      (7,975,402)
   Change in unrealized gains
     (losses) on investments........     23,116,839    (15,938,881)     34,435,202        (460,520)     16,441,244       11,691,431
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     62,387,689       7,370,068     45,638,095        4,248,214     15,213,773        5,634,006
                                     --------------  -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      3,566,611       4,001,388      1,791,990        2,353,479        339,783          510,457
   Net transfers (including fixed
     account).......................   (15,777,633)    (21,773,662)    (8,210,376)     (14,061,686)          6,397       29,027,359
   Contract charges.................      (247,106)       (287,914)      (216,634)        (254,296)       (52,471)         (61,858)
   Transfers for contract benefits
     and terminations...............   (76,445,520)    (94,403,126)   (71,941,731)     (87,046,432)   (27,333,135)     (30,054,870)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (88,903,648)   (112,463,314)   (78,576,751)     (99,008,935)   (27,039,426)        (578,912)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................   (26,515,959)   (105,093,246)   (32,938,656)     (94,760,721)   (11,825,653)        5,055,094
NET ASSETS:
   Beginning of year................    392,842,683     497,935,929    345,221,069      439,981,790    135,638,200      130,583,106
                                     --------------  -------------- --------------   -------------- --------------   --------------
   End of year...................... $  366,326,724  $  392,842,683 $  312,282,413   $  345,221,069 $  123,812,547   $  135,638,200
                                     ==============  ============== ==============   ============== ==============   ==============

                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                        FUNDAMENTAL ALL CAP VALUE            LARGE CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       87,097   $   (1,295,681) $    (995,851)   $  (1,358,486)
   Net realized gains (losses)......        297,028       (2,424,527)     10,988,853        3,861,207
   Change in unrealized gains
     (losses) on investments........     43,071,355      (27,146,877)      7,312,286      (4,786,309)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     43,455,480      (30,867,085)     17,305,288      (2,283,588)
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      3,007,764         3,535,545        727,124          748,149
   Net transfers (including fixed
     account).......................   (10,124,391)       (8,099,229)    (3,735,251)      (3,105,994)
   Contract charges.................      (171,837)         (206,637)       (39,057)         (45,515)
   Transfers for contract benefits
     and terminations...............   (69,240,823)      (87,706,979)   (16,061,095)     (20,471,397)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (76,529,287)      (92,477,300)   (19,108,279)     (22,874,757)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................   (33,073,807)     (123,344,385)    (1,802,991)     (25,158,345)
NET ASSETS:
   Beginning of year................    354,783,689       478,128,074     99,836,845      124,995,190
                                     --------------   --------------- --------------   --------------
   End of year...................... $  321,709,882   $   354,783,689 $   98,033,854   $   99,836,845
                                     ==============   =============== ==============   ==============

                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE                   MID CAP CORE
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,016,861   $    1,008,601 $     (377,630)   $    (889,563)
   Net realized gains (losses)......      (307,541)      (3,263,606)       2,098,149        1,201,339
   Change in unrealized gains
     (losses) on investments........     18,178,454        7,717,041       4,560,303      (2,733,518)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     18,887,774        5,462,036       6,280,822      (2,421,742)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        759,512        1,097,993         109,113          130,996
   Net transfers (including fixed
     account).......................    (2,998,025)      (4,309,355)     (1,098,264)      (2,693,828)
   Contract charges.................       (73,396)         (84,125)        (17,321)         (21,823)
   Transfers for contract benefits
     and terminations...............   (19,375,272)     (24,818,658)     (8,867,245)     (13,744,841)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (21,687,181)     (28,114,145)     (9,873,717)     (16,329,496)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (2,799,407)     (22,652,109)     (3,592,895)     (18,751,238)
NET ASSETS:
   Beginning of year................    134,081,143      156,733,252      42,401,069       61,152,307
                                     --------------   -------------- ---------------   --------------
   End of year...................... $  131,281,736   $  134,081,143 $    38,808,174   $   42,401,069
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH            VARIABLE SOCIAL AWARENESS          ALLOCATION 50%
                                               SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (788,395)   $  (1,070,566) $       50,226  $    (137,805) $      794,452  $      783,541
   Net realized gains (losses)......      5,971,824        3,639,657        671,030         291,982      1,189,253         651,161
   Change in unrealized gains
     (losses) on investments........      4,719,516      (2,303,613)      3,239,630       (766,908)      6,234,000     (1,482,053)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      9,902,945          265,478      3,960,886       (612,731)      8,217,705        (47,351)
                                     --------------   -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        592,445          829,628        848,103       1,020,601        171,607         336,719
   Net transfers (including fixed
     account).......................    (1,810,170)        (630,880)    (1,059,503)     (1,000,640)        466,107       (104,821)
   Contract charges.................       (21,924)         (24,623)       (38,575)        (43,121)       (44,091)        (52,106)
   Transfers for contract benefits
     and terminations...............   (11,517,060)     (12,468,979)    (5,534,979)     (8,675,764)   (15,336,669)    (20,411,041)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (12,756,709)     (12,294,854)    (5,784,954)     (8,698,924)   (14,743,046)    (20,231,249)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................    (2,853,764)     (12,029,376)    (1,824,068)     (9,311,655)    (6,525,341)    (20,278,600)
NET ASSETS:
   Beginning of year................     59,480,568       71,509,944     43,793,657      53,105,312     77,471,705      97,750,305
                                     --------------   -------------- --------------  -------------- --------------  --------------
   End of year...................... $   56,626,804   $   59,480,568 $   41,969,589  $   43,793,657 $   70,946,364  $   77,471,705
                                     ==============   ============== ==============  ============== ==============  ==============

                                        LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE     LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 70%                  ALLOCATION 85%              GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      375,508   $      189,559 $       71,869   $      (5,604) $      571,247   $      704,903
   Net realized gains (losses)......         39,219        (399,157)      (119,023)        (417,220)       (40,295)         (65,788)
   Change in unrealized gains
     (losses) on investments........      4,822,006        (543,178)      3,658,299        (581,634)      1,171,574        (609,805)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      5,236,733        (752,776)      3,611,145      (1,004,458)      1,702,526           29,310
                                     --------------   -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        120,645          242,607         97,174          157,469          7,382            2,164
   Net transfers (including fixed
     account).......................      (273,998)        (315,827)      (760,712)        (232,166)      (339,514)         (24,319)
   Contract charges.................       (41,133)         (48,215)       (31,702)         (36,441)        (1,739)          (1,977)
   Transfers for contract benefits
     and terminations...............    (7,899,829)     (10,790,019)    (5,203,494)      (5,105,423)    (1,945,028)      (2,643,621)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (8,094,315)     (10,911,454)    (5,898,734)      (5,216,561)    (2,278,899)      (2,667,753)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (2,857,582)     (11,664,230)    (2,287,589)      (6,221,019)      (576,373)      (2,638,443)
NET ASSETS:
   Beginning of year................     43,491,060       55,155,290     27,425,036       33,646,055     11,544,768       14,183,211
                                     --------------   -------------- --------------   -------------- --------------   --------------
   End of year...................... $   40,633,478   $   43,491,060 $   25,137,447   $   27,425,036 $   10,968,395   $   11,544,768
                                     ==============   ============== ==============   ============== ==============   ==============

                                      LMPVIT WESTERN ASSET VARIABLE
                                               HIGH INCOME
                                               SUBACCOUNT
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    6,915,426   $    8,354,735
   Net realized gains (losses)......    (2,933,206)      (4,102,865)
   Change in unrealized gains
     (losses) on investments........     12,556,579      (2,567,605)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     16,538,799        1,684,265
                                     --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        126,420          270,029
   Net transfers (including fixed
     account).......................    (1,651,746)      (2,507,937)
   Contract charges.................       (37,222)         (46,114)
   Transfers for contract benefits
     and terminations...............   (22,011,987)     (30,203,089)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (23,574,535)     (32,487,111)
                                     --------------   --------------
     Net increase (decrease)
       in net assets................    (7,035,736)     (30,802,846)
NET ASSETS:
   Beginning of year................    113,968,018      144,770,864
                                     --------------   --------------
   End of year...................... $  106,932,282   $  113,968,018
                                     ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                     MIST AMERICAN FUNDS BALANCED     MIST AMERICAN FUNDS GROWTH     MIST AMERICAN FUNDS MODERATE
                                              ALLOCATION                      ALLOCATION                      ALLOCATION
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       22,182  $       15,187 $         9,809  $        8,703 $       18,164   $        9,697
   Net realized gains (losses)......         48,473          88,650          28,530          70,376         27,405           24,779
   Change in unrealized gains
     (losses) on investments........        188,559       (158,223)         198,921       (198,256)        108,490         (44,519)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        259,214        (54,386)         237,260       (119,177)        154,059         (10,043)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        561,361         447,832         574,068         479,768        424,405          371,069
   Net transfers (including fixed
     account).......................       (28,923)         242,372        (68,125)        (41,373)        218,100              840
   Contract charges.................           (51)            (73)            (56)            (19)          (183)            (140)
   Transfers for contract benefits
     and terminations...............      (173,711)     (1,077,219)       (159,244)     (1,096,245)      (112,163)        (232,823)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        358,676       (387,088)         346,643       (657,869)        530,159          138,946
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        617,890       (441,474)         583,903       (777,046)        684,218          128,903
NET ASSETS:
   Beginning of year................      1,813,962       2,255,436       1,437,020       2,214,066      1,349,864        1,220,961
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,431,852  $    1,813,962 $     2,020,923  $    1,437,020 $    2,034,082   $    1,349,864
                                     ==============  ============== ===============  ============== ==============   ==============


                                         MIST BLACKROCK HIGH YIELD     MIST BLACKROCK LARGE CAP CORE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     7,611,283   $    7,769,514 $    (223,173)   $    (286,746)
   Net realized gains (losses)......       3,342,309        1,972,832      (871,444)      (1,811,495)
   Change in unrealized gains
     (losses) on investments........       7,720,031      (8,138,446)      6,281,384        1,772,980
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      18,673,623        1,603,900      5,186,767        (325,261)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,945,799        2,433,464        315,431          335,464
   Net transfers (including fixed
     account).......................       1,500,903        (513,689)      (886,017)        (299,826)
   Contract charges.................        (53,044)         (56,352)       (35,808)         (41,177)
   Transfers for contract benefits
     and terminations...............    (21,972,385)     (21,000,450)    (7,872,380)      (8,568,739)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (18,578,727)     (19,137,027)    (8,478,774)      (8,574,278)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................          94,896     (17,533,127)    (3,292,007)      (8,899,539)
NET ASSETS:
   Beginning of year................     132,699,654      150,232,781     46,041,512       54,941,051
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   132,794,550   $  132,699,654 $   42,749,505   $   46,041,512
                                     ===============   ============== ==============   ==============


                                      MIST CLARION GLOBAL REAL ESTATE   MIST DREMAN SMALL CAP VALUE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       532,206   $    2,069,469 $     (92,716)   $       21,238
   Net realized gains (losses)......     (3,134,837)      (6,209,887)        303,468          554,169
   Change in unrealized gains
     (losses) on investments........      18,607,737      (1,177,992)      1,354,946      (2,311,385)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      16,005,106      (5,318,410)      1,565,698      (1,735,978)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,841,167        2,035,180        423,618          368,233
   Net transfers (including fixed
     account).......................     (1,277,816)      (2,466,083)      (340,717)        (250,753)
   Contract charges.................        (29,775)         (32,498)        (3,488)          (4,019)
   Transfers for contract benefits
     and terminations...............    (10,374,122)     (11,181,915)    (1,702,034)      (2,361,256)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (9,840,546)     (11,645,316)    (1,622,621)      (2,247,795)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       6,164,560     (16,963,726)       (56,923)      (3,983,773)
NET ASSETS:
   Beginning of year................      69,888,004       86,851,730     11,958,752       15,942,525
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    76,052,564   $   69,888,004 $   11,901,829   $   11,958,752
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          MIST HARRIS OAKMARK
                                             INTERNATIONAL           MIST INVESCO SMALL CAP GROWTH         MIST JANUS FORTY
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      142,371  $  (1,262,468) $    (219,568)   $    (242,404) $  (4,180,016)   $    2,911,960
   Net realized gains (losses)......    (1,522,520)     (2,163,527)      1,366,907          628,670      1,098,638      (4,551,244)
   Change in unrealized gains
     (losses) on investments........     17,503,483     (8,551,550)        768,284        (841,194)     98,730,778     (41,942,954)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     16,123,334    (11,977,545)      1,915,623        (454,928)     95,649,400     (43,582,238)
                                     --------------  -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,051,982       1,183,060        192,144          190,130     12,610,741       15,689,596
   Net transfers (including fixed
     account).......................    (1,000,166)     (2,224,130)      (678,893)        1,697,055   (14,947,078)     (21,711,758)
   Contract charges.................       (17,447)        (19,939)        (3,133)          (3,587)      (399,210)        (423,292)
   Transfers for contract benefits
     and terminations...............    (8,915,818)    (13,266,257)    (2,462,177)      (2,341,694)   (49,205,210)     (53,222,812)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (8,881,449)    (14,327,266)    (2,952,059)        (458,096)   (51,940,757)     (59,668,266)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      7,241,885    (26,304,811)    (1,036,436)        (913,024)     43,708,643    (103,250,504)
NET ASSETS:
   Beginning of year................     63,201,065      89,505,876     12,577,822       13,490,846    460,047,500      563,298,004
                                     --------------  -------------- --------------   -------------- --------------   --------------
   End of year...................... $   70,442,950  $   63,201,065 $   11,541,386   $   12,577,822 $  503,756,143   $  460,047,500
                                     ==============  ============== ==============   ============== ==============   ==============

                                        MIST LEGG MASON CLEARBRIDGE      MIST LOOMIS SAYLES GLOBAL
                                             AGGRESSIVE GROWTH                    MARKETS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (54,095)   $     (35,457) $    2,032,676   $    2,134,420
   Net realized gains (losses)......          72,205          (7,738)      2,483,209        1,701,587
   Change in unrealized gains
     (losses) on investments........         470,746        (234,951)     18,401,482      (7,312,567)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         488,856        (278,146)     22,917,367      (3,476,560)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         216,872          115,480      3,393,868        4,338,907
   Net transfers (including fixed
     account).......................       (333,489)        3,456,495    (5,232,576)      (3,721,255)
   Contract charges.................           (346)            (406)      (109,706)        (118,081)
   Transfers for contract benefits
     and terminations...............       (293,220)        (491,613)   (16,179,822)     (16,032,651)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       (410,183)        3,079,956   (18,128,236)     (15,533,080)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................          78,673        2,801,810      4,789,131     (19,009,640)
NET ASSETS:
   Beginning of year................       2,996,585          194,775    150,849,568      169,859,208
                                     ---------------   -------------- --------------   --------------
   End of year...................... $     3,075,258   $    2,996,585 $  155,638,699   $  150,849,568
                                     ===============   ============== ==============   ==============

                                          MIST LORD ABBETT BOND
                                                DEBENTURE             MIST LORD ABBETT MID CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------    -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    3,356,304    $    3,061,826 $    (828,299)   $    (718,592)
   Net realized gains (losses)......      1,403,323         1,724,630    (1,449,083)      (2,450,156)
   Change in unrealized gains
     (losses) on investments........      1,326,661       (2,623,590)      7,840,704          683,560
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,086,288         2,162,866      5,563,322      (2,485,188)
                                     --------------    -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        375,961           476,893        273,799          276,401
   Net transfers (including fixed
     account).......................    (1,732,389)         (844,181)     13,349,622      (2,902,955)
   Contract charges.................       (15,373)          (18,259)       (12,072)         (10,945)
   Transfers for contract benefits
     and terminations...............   (10,567,168)      (13,631,379)    (7,617,589)      (8,378,011)
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,938,969)      (14,016,926)      5,993,760     (11,015,510)
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (5,852,681)      (11,854,060)     11,557,082     (13,500,698)
NET ASSETS:
   Beginning of year................     57,917,544        69,771,604     45,537,282       59,037,980
                                     --------------    -------------- --------------   --------------
   End of year...................... $   52,064,863    $   57,917,544 $   57,094,364   $   45,537,282
                                     ==============    ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                         MIST MET/EATON VANCE
                                             FLOATING RATE          MIST MET/FRANKLIN MUTUAL SHARES    MIST MET/TEMPLETON GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        3,907  $      (2,850) $      (10,848)  $        9,129 $     (65,160)   $    (387,755)
   Net realized gains (losses)......         11,499           (931)         132,409          55,962      1,173,710          (8,261)
   Change in unrealized gains
     (losses) on investments........         69,646        (13,103)        (26,811)        (99,318)      6,834,924      (6,650,212)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         85,052        (16,884)          94,750        (34,227)      7,943,474      (7,046,228)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         31,408           4,531           1,823              --         41,898           36,255
   Net transfers (including fixed
     account).......................      1,427,064       3,671,314          37,009         301,484    (1,771,330)       27,571,445
   Contract charges.................          (170)           (101)            (87)            (78)       (15,980)         (19,482)
   Transfers for contract benefits
     and terminations...............      (305,479)     (3,144,532)       (286,859)        (79,747)    (8,993,889)     (12,667,987)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      1,152,823         531,212       (248,114)         221,659   (10,739,301)       14,920,231
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      1,237,875         514,328       (153,364)         187,432    (2,795,827)        7,874,003
NET ASSETS:
   Beginning of year................      1,239,402         725,074         933,129         745,697     44,468,910       36,594,907
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,477,277  $    1,239,402 $       779,765  $      933,129 $   41,673,083   $   44,468,910
                                     ==============  ============== ===============  ============== ==============   ==============


                                     MIST METLIFE AGGRESSIVE STRATEGY MIST METLIFE BALANCED STRATEGY
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012            2011 (a)         2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (324,721)   $    (449,536) $       36,506   $     (89,409)
   Net realized gains (losses)......       (307,784)        (708,953)        772,633          923,392
   Change in unrealized gains
     (losses) on investments........       8,071,655      (7,641,139)      1,614,962      (1,653,151)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       7,439,150      (8,799,628)      2,424,101        (819,168)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       2,856,173        2,050,844         64,103           44,387
   Net transfers (including fixed
     account).......................     (1,523,425)       59,877,668      (110,062)          651,718
   Contract charges.................        (61,060)         (63,619)        (5,307)          (6,166)
   Transfers for contract benefits
     and terminations...............     (3,722,535)      (3,468,760)    (2,334,802)      (2,543,987)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,450,847)       58,396,133    (2,386,068)      (1,854,048)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       4,988,303       49,596,505         38,033      (2,673,216)
NET ASSETS:
   Beginning of year................      49,596,505               --     21,835,599       24,508,815
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    54,584,808   $   49,596,505 $   21,873,632   $   21,835,599
                                     ===============   ============== ==============   ==============


                                       MIST METLIFE GROWTH STRATEGY   MIST METLIFE MODERATE STRATEGY
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (66,568)   $     (96,968) $       87,748   $     (43,199)
   Net realized gains (losses)......         800,368          884,077        445,713          861,190
   Change in unrealized gains
     (losses) on investments........       1,709,951      (1,953,025)        858,237      (1,203,271)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       2,443,751      (1,165,916)      1,391,698        (385,280)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          28,000           35,834         51,150          125,875
   Net transfers (including fixed
     account).......................       (562,907)        (580,275)      (187,325)        (916,243)
   Contract charges.................         (5,356)          (6,165)        (4,299)          (4,555)
   Transfers for contract benefits
     and terminations...............     (1,471,796)      (1,748,243)    (1,163,974)        (941,672)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,012,059)      (2,298,849)    (1,304,448)      (1,736,595)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................         431,692      (3,464,765)         87,250      (2,121,875)
NET ASSETS:
   Beginning of year................      18,833,183       22,297,948     14,146,314       16,268,189
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    19,264,875   $   18,833,183 $   14,233,564   $   14,146,314
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       MIST MFS EMERGING MARKETS
                                                EQUITY              MIST MFS RESEARCH INTERNATIONAL        MIST MLA MID CAP
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (727,859)  $    (272,929) $      377,389   $    (340,832) $    (643,854)  $     (470,532)
   Net realized gains (losses)......         67,203         884,647    (4,460,099)      (3,863,221)        847,029        1,038,406
   Change in unrealized gains
     (losses) on investments........     12,358,695    (20,750,405)     17,574,640     (15,112,552)      3,077,619      (6,270,867)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     11,698,039    (20,138,687)     13,491,930     (19,316,605)      3,280,794      (5,702,993)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        308,800         736,246      1,077,006          969,181      1,415,508        1,880,991
   Net transfers (including fixed
     account).......................    (2,197,101)     (1,700,011)    (3,454,724)       62,455,106    (2,467,568)      (1,012,070)
   Contract charges.................       (14,187)        (18,043)       (51,859)         (63,689)       (35,746)         (41,922)
   Transfers for contract benefits
     and terminations...............   (11,300,655)    (18,266,654)   (15,776,853)     (16,874,713)    (8,687,206)     (11,167,423)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (13,203,143)    (19,248,462)   (18,206,430)       46,485,885    (9,775,012)     (10,340,424)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    (1,505,104)    (39,387,149)    (4,714,500)       27,169,280    (6,494,218)     (16,043,417)
NET ASSETS:
   Beginning of year................     74,236,005     113,623,154     99,020,711       71,851,431     78,292,549       94,335,966
                                     --------------  -------------- --------------   -------------- --------------  ---------------
   End of year...................... $   72,730,901  $   74,236,005 $   94,306,211   $   99,020,711 $   71,798,331  $    78,292,549
                                     ==============  ============== ==============   ============== ==============  ===============

                                       MIST MORGAN STANLEY MID CAP    MIST PIMCO INFLATION PROTECTED
                                                 GROWTH                            BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (233,311)   $     (179,788) $    1,829,534   $      145,570
   Net realized gains (losses)......        408,285         1,456,517      8,795,864        7,364,082
   Change in unrealized gains
     (losses) on investments........        742,007       (2,415,947)    (2,029,603)        2,785,833
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        916,981       (1,139,218)      8,595,795       10,295,485
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         59,160            58,613      2,689,139        2,185,285
   Net transfers (including fixed
     account).......................        170,802       (1,131,285)      9,298,774       12,004,968
   Contract charges.................        (2,115)           (2,680)       (29,649)         (29,494)
   Transfers for contract benefits
     and terminations...............    (1,978,573)       (2,903,439)   (18,834,647)     (19,122,773)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,750,726)       (3,978,791)    (6,876,383)      (4,962,014)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (833,745)       (5,118,009)      1,719,412        5,333,471
NET ASSETS:
   Beginning of year................     12,904,996        18,023,005    115,644,635      110,311,164
                                     --------------   --------------- --------------   --------------
   End of year...................... $   12,071,251   $    12,904,996 $  117,364,047   $  115,644,635
                                     ==============   =============== ==============   ==============


                                         MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    5,709,092   $    3,966,637 $     (50,580)    $    (353,752)
   Net realized gains (losses)......      7,774,845       22,191,385        982,682         1,322,323
   Change in unrealized gains
     (losses) on investments........     14,475,036     (20,363,357)      4,172,837       (7,168,938)
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     27,958,973        5,794,665      5,104,939       (6,200,367)
                                     --------------   -------------- --------------    --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      6,402,752        9,247,517        744,386           809,675
   Net transfers (including fixed
     account).......................     10,751,704       28,814,382    (1,505,451)        28,711,482
   Contract charges.................       (89,753)        (102,632)       (29,490)          (34,374)
   Transfers for contract benefits
     and terminations...............   (64,344,973)     (77,141,150)    (8,148,327)      (11,845,107)
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (47,280,270)     (39,181,883)    (8,938,882)        17,641,676
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets................   (19,321,297)     (33,387,218)    (3,833,943)        11,441,309
NET ASSETS:
   Beginning of year................    397,228,650      430,615,868     60,273,626        48,832,317
                                     --------------   -------------- --------------    --------------
   End of year...................... $  377,907,353   $  397,228,650 $   56,439,683    $   60,273,626
                                     ==============   ============== ==============    ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                         MIST SSGA GROWTH AND
                                     MIST PIONEER STRATEGIC INCOME        MIST RCM TECHNOLOGY                 INCOME ETF
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- ------------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------- --------------  --------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   7,217,786   $    7,733,913 $    (152,817)  $     (133,606) $    1,347,109  $      633,457
   Net realized gains (losses)......     6,866,347       11,704,292        795,289         (82,392)      3,698,820       3,384,658
   Change in unrealized gains
     (losses) on investments........     6,409,275     (14,503,293)        260,043      (1,765,055)      8,035,731     (4,165,475)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............    20,493,408        4,934,912        902,515      (1,981,053)     13,081,660       (147,360)
                                     -------------   -------------- --------------  --------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........     1,838,698        1,912,985         17,977           19,287      3,902,222       4,286,666
   Net transfers (including fixed
     account).......................     7,400,345        4,993,451      (239,165)        8,738,253    (1,715,029)     (2,721,856)
   Contract charges.................      (58,800)         (66,671)        (3,087)          (3,627)      (155,371)       (167,224)
   Transfers for contract benefits
     and terminations...............  (39,879,979)     (54,284,819)    (1,753,489)        (926,869)    (8,966,183)    (10,534,334)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...  (30,699,736)     (47,445,054)    (1,977,764)        7,827,044    (6,934,361)     (9,136,748)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets................  (10,206,328)     (42,510,142)    (1,075,249)        5,845,991      6,147,299     (9,284,108)
NET ASSETS:
   Beginning of year................   224,047,122      266,557,264      8,570,794        2,724,803    117,213,928     126,498,036
                                     -------------   -------------- --------------  --------------- --------------  --------------
   End of year...................... $ 213,840,794   $  224,047,122 $    7,495,545  $     8,570,794 $  123,361,227  $  117,213,928
                                     =============   ============== ==============  =============== ==============  ==============

                                                                      MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                    VALUE
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      993,049   $      568,982 $    (408,680)   $  (1,503,367)
   Net realized gains (losses)......      6,305,964          855,233    (3,066,751)      (5,999,706)
   Change in unrealized gains
     (losses) on investments........     11,324,188      (6,336,615)     20,922,598         (22,210)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     18,623,201      (4,912,400)     17,447,167      (7,525,283)
                                     --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      5,627,082        6,533,689      1,145,490        1,256,529
   Net transfers (including fixed
     account).......................    (4,385,270)      (5,362,569)    (3,942,231)      (3,924,121)
   Contract charges.................      (188,943)        (204,001)       (31,573)         (35,852)
   Transfers for contract benefits
     and terminations...............   (12,418,857)     (11,423,883)   (15,727,373)     (20,783,202)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,365,988)     (10,456,764)   (18,555,687)     (23,486,646)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      7,257,213     (15,369,164)    (1,108,520)     (31,011,929)
NET ASSETS:
   Beginning of year................    141,546,856      156,916,020    117,195,273      148,207,202
                                     --------------   -------------- --------------   --------------
   End of year...................... $  148,804,069   $  141,546,856 $  116,086,753   $  117,195,273
                                     ==============   ============== ==============   ==============

                                       MIST T. ROWE PRICE MID CAP
                                                 GROWTH               MIST THIRD AVENUE SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------- ---------------------------------
                                          2012              2011            2012             2011
                                     --------------   ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (62,018)   $      (72,602)  $  (1,950,747)   $    (669,137)
   Net realized gains (losses)......        574,317           338,144     (2,049,928)      (3,461,170)
   Change in unrealized gains
     (losses) on investments........      (133,949)         (449,435)      23,044,283     (11,812,952)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        378,350         (183,893)      19,043,608     (15,943,259)
                                     --------------   ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,122            22,199       2,985,194        3,734,056
   Net transfers (including fixed
     account).......................      (425,485)           730,834     (5,087,359)        2,358,574
   Contract charges.................          (526)             (634)        (63,560)         (72,447)
   Transfers for contract benefits
     and terminations...............      (632,053)         (705,536)    (17,033,883)     (20,445,343)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,056,942)            46,863    (19,199,608)     (14,425,160)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets................      (678,592)         (137,030)       (156,000)     (30,368,419)
NET ASSETS:
   Beginning of year................      3,490,853         3,627,883     125,154,359      155,522,778
                                     --------------   ---------------  --------------   --------------
   End of year...................... $    2,812,261   $     3,490,853  $  124,998,359   $  125,154,359
                                     ==============   ===============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                      MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK     MORGAN STANLEY MULTI CAP GROWTH
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------ -------------------------------
                                         2012             2011           2012            2011           2012             2011
                                    --------------   -------------- --------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (47,570)   $     (55,039) $    (470,886)  $    (952,059) $     (24,522)   $     (28,646)
   Net realized gains (losses).....        391,923           63,933     16,812,925      17,811,837        104,178          134,170
   Change in unrealized gains
     (losses) on investments.......      (231,775)        (240,079)      8,982,368    (22,062,746)         26,725        (225,771)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        112,578        (231,185)     25,324,407     (5,202,968)        106,381        (120,247)
                                    --------------   -------------- --------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,719           14,907        950,933       1,083,871          6,000               --
   Net transfers (including fixed
     account)......................       (78,876)         (17,265)    (6,505,517)     (8,403,818)        194,504        (178,053)
   Contract charges................          (757)            (881)       (72,812)        (87,731)          (106)            (120)
   Transfers for contract benefits
     and terminations..............      (275,989)        (183,975)   (37,963,052)    (44,283,943)      (291,086)        (127,675)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (350,903)        (187,214)   (43,590,448)    (51,691,621)       (90,688)        (305,848)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............      (238,325)        (418,399)   (18,266,041)    (56,894,589)         15,693        (426,095)
NET ASSETS:
   Beginning of year...............      2,427,483        2,845,882    168,446,892     225,341,481      1,037,271        1,463,366
                                    --------------   -------------- --------------  -------------- --------------   --------------
   End of year..................... $    2,189,158   $    2,427,483 $  150,180,851  $  168,446,892 $    1,052,964   $    1,037,271
                                    ==============   ============== ==============  ============== ==============   ==============

                                    MSF BARCLAYS CAPITAL AGGREGATE
                                              BOND INDEX            MSF BLACKROCK AGGRESSIVE GROWTH    MSF BLACKROCK BOND INCOME
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                         2012              2011          2012             2011           2012             2011
                                    --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    2,566,158   $    2,541,074 $  (1,330,400)   $  (1,309,030) $    2,632,287   $    6,572,507
   Net realized gains (losses).....        946,556          696,588      2,757,661        2,960,580      5,461,985        3,223,707
   Change in unrealized gains
     (losses) on investments.......      (822,155)        3,169,218      6,784,308      (5,755,682)      5,368,211        2,893,526
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      2,690,559        6,406,880      8,211,569      (4,104,132)     13,462,483       12,689,740
                                    --------------   -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      2,381,531        2,980,978        742,640          942,806      1,684,578        2,139,640
   Net transfers (including fixed
     account)......................    (1,264,013)      (2,295,383)    (3,230,355)      (4,048,305)      4,221,930      (3,315,327)
   Contract charges................       (70,760)         (78,082)       (65,736)         (76,025)       (77,617)         (90,713)
   Transfers for contract benefits
     and terminations..............   (12,450,038)     (14,356,532)   (12,681,680)     (17,300,935)   (42,695,199)     (52,466,220)
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (11,403,280)     (13,749,019)   (15,235,131)     (20,482,459)   (36,866,308)     (53,732,620)
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............    (8,712,721)      (7,342,139)    (7,023,562)     (24,586,591)   (23,403,825)     (41,042,880)
NET ASSETS:
   Beginning of year...............    103,893,632      111,235,771     90,389,497      114,976,088    250,881,660      291,924,540
                                    --------------   -------------- --------------   -------------- --------------   --------------
   End of year..................... $   95,180,911   $  103,893,632 $   83,365,935   $   90,389,497 $  227,477,835   $  250,881,660
                                    ==============   ============== ==============   ============== ==============   ==============


                                       MSF BLACKROCK DIVERSIFIED
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    2,534,634   $    3,056,552
   Net realized gains (losses).....      3,883,777        2,895,874
   Change in unrealized gains
     (losses) on investments.......     19,262,933          729,222
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     25,681,344        6,681,648
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      4,358,237        5,002,694
   Net transfers (including fixed
     account)......................    (5,444,581)      (5,704,753)
   Contract charges................      (189,007)        (207,743)
   Transfers for contract benefits
     and terminations..............   (24,033,764)     (27,729,730)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (25,309,115)     (28,639,532)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............        372,229     (21,957,884)
NET ASSETS:
   Beginning of year...............    241,546,529      263,504,413
                                    --------------   --------------
   End of year..................... $  241,918,758   $  241,546,529
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                     MSF BLACKROCK LEGACY LARGE CAP
                                      MSF BLACKROCK LARGE CAP VALUE              GROWTH                MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (63,522)  $     (155,035) $  (2,311,466)   $  (2,963,525) $  (5,757,241)   $  (6,694,787)
   Net realized gains (losses)......      1,917,264        (366,570)     14,335,793       16,005,349             --               --
   Change in unrealized gains
     (losses) on investments........      (115,596)          628,393     13,662,533     (37,628,458)             --               --
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,738,146          106,788     25,686,860     (24,586,634)    (5,757,241)      (6,694,787)
                                     --------------  --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        214,911          177,144      2,998,291        2,902,725     10,678,386       13,685,000
   Net transfers (including fixed
     account).......................      (166,449)      (1,016,528)    (6,945,223)      (5,342,991)     74,595,895      154,035,845
   Contract charges.................        (4,419)          (4,949)      (101,035)        (116,934)      (158,212)        (191,982)
   Transfers for contract benefits
     and terminations...............    (2,394,223)      (1,695,938)   (30,740,805)     (35,163,549)  (137,876,250)    (206,302,584)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,350,180)      (2,540,271)   (34,788,772)     (37,720,749)   (52,760,181)     (38,773,721)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (612,034)      (2,433,483)    (9,101,912)     (62,307,383)   (58,517,422)     (45,468,508)
NET ASSETS:
   Beginning of year................     15,175,781       17,609,264    206,180,160      268,487,543    396,781,383      442,249,891
                                     --------------  --------------- --------------   -------------- --------------   --------------
   End of year...................... $   14,563,747  $    15,175,781 $  197,078,248   $  206,180,160 $  338,263,961   $  396,781,383
                                     ==============  =============== ==============   ============== ==============   ==============


                                          MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- --------------------------------
                                           2012             2011           2012              2011
                                     ---------------   -------------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   (1,264,955)   $  (1,271,087) $    (350,740)    $    (484,573)
   Net realized gains (losses)......       (681,017)      (2,164,272)    (4,495,742)       (6,975,856)
   Change in unrealized gains
     (losses) on investments........      13,217,423     (10,373,169)     14,727,184           893,660
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      11,271,451     (13,808,528)      9,880,702       (6,566,769)
                                     ---------------   -------------- --------------    --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         474,088          499,569        464,932           751,919
   Net transfers (including fixed
     account).......................     (3,768,664)       95,112,541    (1,436,583)       (3,094,692)
   Contract charges.................        (28,925)         (34,711)       (17,734)          (21,376)
   Transfers for contract benefits
     and terminations...............    (15,507,602)     (17,195,093)   (12,587,064)      (15,048,874)
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (18,831,103)       78,382,306   (13,576,449)      (17,413,023)
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets................     (7,559,652)       64,573,778    (3,695,747)      (23,979,792)
NET ASSETS:
   Beginning of year................     110,626,783       46,053,005     75,345,632        99,325,424
                                     ---------------   -------------- --------------    --------------
   End of year...................... $   103,067,131   $  110,626,783 $   71,649,885    $   75,345,632
                                     ===============   ============== ==============    ==============


                                           MSF JENNISON GROWTH        MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012             2011             2012             2011
                                     --------------   ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (3,119,604)   $     (732,949)  $     (23,884)   $     (21,835)
   Net realized gains (losses)......      7,130,586         1,060,119          86,663           49,522
   Change in unrealized gains
     (losses) on investments........   (10,278,788)         (562,643)          97,079        (140,818)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............    (6,267,806)         (235,473)         159,858        (113,131)
                                     --------------   ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      4,383,464           251,996          18,205            9,309
   Net transfers (including fixed
     account).......................    304,619,233       (1,503,330)       (188,708)        1,056,490
   Contract charges.................      (285,716)          (40,888)           (100)            (114)
   Transfers for contract benefits
     and terminations...............   (29,157,613)      (11,248,453)       (179,803)        (234,005)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    279,559,368      (12,540,675)       (350,406)          831,680
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets................    273,291,562      (12,776,148)       (190,548)          718,549
NET ASSETS:
   Beginning of year................     43,819,251        56,595,399       1,346,982          628,433
                                     --------------   ---------------  --------------   --------------
   End of year...................... $  317,110,813   $    43,819,251  $    1,156,434   $    1,346,982
                                     ==============   ===============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                    MSF MET/DIMENSIONAL INTERNATIONAL
                                     MSF MET/ARTISAN MID CAP VALUE            SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ---------------------------------
                                         2012             2011            2012            2011
                                    --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (17,112)   $     (19,653)  $      (8,019)  $         (91)
   Net realized gains (losses).....         85,483           61,646           9,450           4,927
   Change in unrealized gains
     (losses) on investments.......        110,427           63,620          48,414        (29,384)
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        178,798          105,613          49,845        (24,548)
                                    --------------   --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,291               --             500              --
   Net transfers (including fixed
     account)......................         15,070           46,076         695,278          39,288
   Contract charges................          (311)            (338)            (57)            (20)
   Transfers for contract benefits
     and terminations..............      (461,551)        (292,254)        (32,688)         (7,362)
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (445,501)        (246,516)         663,033          31,906
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets...............      (266,703)        (140,903)         712,878           7,358
NET ASSETS:
   Beginning of year...............      2,053,497        2,194,400         115,816         108,458
                                    --------------   --------------  --------------  --------------
   End of year..................... $    1,786,794   $    2,053,497  $      828,694  $      115,816
                                    ==============   ==============  ==============  ==============

                                       MSF METLIFE CONSERVATIVE        MSF METLIFE CONSERVATIVE TO
                                              ALLOCATION                   MODERATE ALLOCATION       MSF METLIFE MID CAP STOCK INDEX
                                              SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                         2012             2011           2012              2011           2012             2011
                                    ---------------  -------------- --------------    -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       549,844  $      314,408 $    1,376,028    $      668,557 $     (20,104)   $     (25,487)
   Net realized gains (losses).....       1,546,934       1,098,459      1,281,990           876,080        451,624          492,845
   Change in unrealized gains
     (losses) on investments.......         758,350       (799,840)      5,498,496       (1,745,916)        785,864        (746,319)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       2,855,128         613,027      8,156,514         (201,279)      1,217,384        (278,961)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       1,117,280       1,055,711      3,218,129         3,098,237        372,495          411,176
   Net transfers (including fixed
     account)......................       6,503,203       5,538,686      1,839,905         5,540,799        600,877          295,733
   Contract charges................        (11,790)        (10,985)       (43,764)          (46,473)        (5,189)          (5,173)
   Transfers for contract benefits
     and terminations..............     (5,177,716)     (7,853,444)   (11,611,698)      (15,674,570)      (817,437)        (758,895)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       2,430,977     (1,270,032)    (6,597,428)       (7,082,007)        150,746         (57,159)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............       5,286,105       (657,005)      1,559,086       (7,283,286)      1,368,130        (336,120)
NET ASSETS:
   Beginning of year...............      37,895,228      38,552,233     85,251,503        92,534,789      7,567,180        7,903,300
                                    ---------------  -------------- --------------    -------------- --------------   --------------
   End of year..................... $    43,181,333  $   37,895,228 $   86,810,589    $   85,251,503 $    8,935,310   $    7,567,180
                                    ===============  ============== ==============    ============== ==============   ==============

                                                                        MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION      AGGRESSIVE ALLOCATION
                                              SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------
                                         2012             2011           2012             2011
                                    --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    4,201,416   $    1,144,736 $    2,268,913   $      672,549
   Net realized gains (losses).....        514,353        (688,451)    (1,490,907)      (2,900,887)
   Change in unrealized gains
     (losses) on investments.......     39,922,201     (10,874,963)     42,766,330     (14,403,833)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     44,637,970     (10,418,678)     43,544,336     (16,632,171)
                                    --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........     15,234,193       17,464,459     12,846,236       13,933,533
   Net transfers (including fixed
     account)......................      1,280,329        2,861,181    (5,676,065)      (5,399,738)
   Contract charges................      (348,742)        (373,926)      (389,201)        (415,049)
   Transfers for contract benefits
     and terminations..............   (42,321,658)     (49,533,366)   (26,955,458)     (32,689,252)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (26,155,878)     (29,581,652)   (20,174,488)     (24,570,506)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............     18,482,092     (40,000,330)     23,369,848     (41,202,677)
NET ASSETS:
   Beginning of year...............    387,765,148      427,765,478    318,588,616      359,791,293
                                    --------------   -------------- --------------   --------------
   End of year..................... $  406,247,240   $  387,765,148 $  341,958,464   $  318,588,616
                                    ==============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                        MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN                MSF MFS VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012            2011
                                     --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (3,062,797)  $  (1,944,470) $    5,957,411   $    6,204,372 $      240,325  $       (1,459)
   Net realized gains (losses)......     24,695,876      18,784,853    (3,009,153)      (9,694,633)      1,425,668        (468,161)
   Change in unrealized gains
     (losses) on investments........     76,781,148    (16,373,680)     42,725,699        7,839,003      7,474,276           88,961
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     98,414,227         466,703     45,673,957        4,348,742      9,140,269        (380,659)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........     15,913,166      15,672,907      6,658,837        8,343,960      1,622,670        2,159,622
   Net transfers (including fixed
     account).......................    231,186,569    (30,407,027)    (9,870,945)     (13,818,999)    (2,418,294)      (1,787,901)
   Contract charges.................      (878,766)       (561,567)      (219,278)        (254,692)       (22,471)         (24,294)
   Transfers for contract benefits
     and terminations...............   (99,740,412)    (82,389,114)   (75,950,142)     (94,119,605)    (8,179,126)      (9,912,499)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    146,480,557    (97,684,801)   (79,381,528)     (99,849,336)    (8,997,221)      (9,565,072)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    244,894,784    (97,218,098)   (33,707,571)     (95,500,594)        143,048      (9,945,731)
NET ASSETS:
   Beginning of year................    710,740,551     807,958,649    499,287,986      594,788,580     63,956,024       73,901,755
                                     --------------  -------------- --------------   -------------- --------------  ---------------
   End of year...................... $  955,635,335  $  710,740,551 $  465,580,415   $  499,287,986 $   64,099,072  $    63,956,024
                                     ==============  ============== ==============   ============== ==============  ===============

                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012           2011 (a)
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,126,871   $      898,773 $       (1,654)   $         (76)
   Net realized gains (losses)......    (3,462,250)      (3,563,858)             223                2
   Change in unrealized gains
     (losses) on investments........     11,344,422      (6,334,332)           5,406              335
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      9,009,043      (8,999,417)           3,975              261
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,931,856        2,403,596           2,162               --
   Net transfers (including fixed
     account).......................    (1,603,125)      (1,647,481)          92,938           19,748
   Contract charges.................       (40,106)         (46,102)             (8)              (1)
   Transfers for contract benefits
     and terminations...............    (6,283,899)      (7,832,217)           (468)              (3)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,995,274)      (7,122,204)          94,624           19,744
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      3,013,769     (16,121,621)          98,599           20,005
NET ASSETS:
   Beginning of year................     56,199,006       72,320,627          20,005               --
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   59,212,775   $   56,199,006 $       118,604   $       20,005
                                     ==============   ============== ===============   ==============

                                      MSF OPPENHEIMER GLOBAL EQUITY      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      452,000   $    1,728,130 $     (34,770)   $     (118,276)
   Net realized gains (losses)......      (972,244)      (1,033,597)        160,588         (447,044)
   Change in unrealized gains
     (losses) on investments........     56,108,439     (32,567,930)     13,304,339       (4,743,400)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     55,588,195     (31,873,397)     13,430,157       (5,308,720)
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      7,516,782        8,777,842      2,507,815         2,857,620
   Net transfers (including fixed
     account).......................   (11,480,407)      (6,309,834)    (2,828,948)       (2,617,863)
   Contract charges.................      (161,283)        (182,684)       (69,898)          (76,823)
   Transfers for contract benefits
     and terminations...............   (36,397,866)     (40,254,294)    (9,523,958)      (10,869,620)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (40,522,774)     (37,968,970)    (9,914,989)      (10,706,686)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................     15,065,421     (69,842,367)      3,515,168      (16,015,406)
NET ASSETS:
   Beginning of year................    301,581,617      371,423,984     93,301,295       109,316,701
                                     --------------   -------------- --------------   ---------------
   End of year...................... $  316,647,038   $  301,581,617 $   96,816,463   $    93,301,295
                                     ==============   ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      MSF T. ROWE PRICE LARGE CAP     MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                GROWTH                          GROWTH               STRATEGIC BOND OPPORTUNITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (650,842)  $    (706,061) $   (1,381,100)  $  (1,456,034) $    1,035,893   $    (362,394)
   Net realized gains (losses)......      1,778,040       1,286,583      14,551,497       4,434,771        791,156          283,149
   Change in unrealized gains
     (losses) on investments........      5,188,407     (1,668,794)         458,209     (2,841,905)      3,457,585        1,196,855
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,315,605     (1,088,272)      13,628,606         136,832      5,284,634        1,117,610
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        362,331         407,031       3,028,125       3,071,873         81,156           72,507
   Net transfers (including fixed
     account).......................         81,257     (1,703,777)     (4,024,439)         191,404        452,932       61,505,952
   Contract charges.................       (16,934)        (19,252)        (56,989)        (62,383)       (10,449)         (12,562)
   Transfers for contract benefits
     and terminations...............    (6,174,855)     (7,934,558)    (11,895,518)    (11,348,941)    (9,773,986)     (11,487,269)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,748,201)     (9,250,556)    (12,948,821)     (8,148,047)    (9,250,347)       50,078,628
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        567,404    (10,338,828)         679,785     (8,011,215)    (3,965,713)       51,196,238
NET ASSETS:
   Beginning of year................     38,361,890      48,700,718      97,794,789     105,806,004     59,620,518        8,424,280
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $   38,929,294  $   38,361,890 $    98,474,574  $   97,794,789 $   55,654,805   $   59,620,518
                                     ==============  ============== ===============  ============== ==============   ==============

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT          PIONEER VCT EMERGING MARKETS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     1,035,750   $      277,238 $    (271,207)   $    (408,646)
   Net realized gains (losses)......         769,852        6,112,162        156,040          557,400
   Change in unrealized gains
     (losses) on investments........         928,987           69,362      1,390,536      (5,700,836)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       2,734,589        6,458,762      1,275,369      (5,552,082)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,902,930        2,445,013        127,717          110,088
   Net transfers (including fixed
     account).......................       7,191,353          982,416      (240,035)      (2,419,505)
   Contract charges.................        (76,227)         (88,475)        (7,019)          (8,622)
   Transfers for contract benefits
     and terminations...............    (25,694,277)     (34,116,535)    (1,961,621)      (2,941,326)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (16,676,221)     (30,777,581)    (2,080,958)      (5,259,365)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (13,941,632)     (24,318,819)      (805,589)     (10,811,447)
NET ASSETS:
   Beginning of year................     148,935,292      173,254,111     15,409,987       26,221,434
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   134,993,660   $  148,935,292 $   14,604,398   $   15,409,987
                                     ===============   ============== ==============   ==============


                                         PIONEER VCT EQUITY INCOME     PIONEER VCT FUNDAMENTAL VALUE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       338,439   $       24,662 $     (98,048)   $    (143,498)
   Net realized gains (losses)......         236,816          100,032         78,320         (14,098)
   Change in unrealized gains
     (losses) on investments........         870,578          675,856        941,617        (528,798)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,445,833          800,550        921,889        (686,394)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         144,844          108,077         49,364           75,877
   Net transfers (including fixed
     account).......................       (539,010)          426,315        220,675      (1,222,734)
   Contract charges.................         (6,802)          (7,418)        (3,861)          (4,438)
   Transfers for contract benefits
     and terminations...............     (2,351,762)      (3,439,197)    (1,485,303)      (1,506,782)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,752,730)      (2,912,223)    (1,219,125)      (2,658,077)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (1,306,897)      (2,111,673)      (297,236)      (3,344,471)
NET ASSETS:
   Beginning of year................      19,180,928       21,292,601     10,766,616       14,111,087
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    17,874,031   $   19,180,928 $   10,469,380   $   10,766,616
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                               PIONEER VCT                     PIONEER VCT
                                       IBBOTSON GROWTH ALLOCATION     IBBOTSON MODERATE ALLOCATION      PIONEER VCT MID CAP VALUE
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (1,145,637)  $     (690,552) $      301,977   $      421,589 $    (289,510)   $    (427,796)
   Net realized gains (losses)......    (1,018,774)      (1,693,718)         45,485        (213,468)    (1,302,882)      (1,947,923)
   Change in unrealized gains
     (losses) on investments........     22,165,857     (10,426,952)      9,914,423      (5,383,568)      4,374,689        (337,519)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     20,001,446     (12,811,222)     10,261,885      (5,175,447)      2,782,297      (2,713,238)
                                     --------------  --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      4,010,911        3,559,835        558,161          667,022        136,865          178,370
   Net transfers (including fixed
     account).......................    (2,675,315)      (3,243,344)       (15,369)        1,240,567      (484,974)        (973,283)
   Contract charges.................      (110,634)        (120,182)       (36,924)         (40,372)       (13,087)         (15,407)
   Transfers for contract benefits
     and terminations...............   (12,945,160)     (16,316,670)   (12,478,678)     (14,341,396)    (6,292,918)      (7,808,934)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,720,198)     (16,120,361)   (11,972,810)     (12,474,179)    (6,654,114)      (8,619,254)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      8,281,248     (28,931,583)    (1,710,925)     (17,649,626)    (3,871,817)     (11,332,492)
NET ASSETS:
   Beginning of year................    217,767,479      246,699,062    116,552,439      134,202,065     32,437,470       43,769,962
                                     --------------  --------------- --------------   -------------- --------------   --------------
   End of year...................... $  226,048,727  $   217,767,479 $  114,841,514   $  116,552,439 $   28,565,653   $   32,437,470
                                     ==============  =============== ==============   ============== ==============   ==============


                                     PIONEER VCT REAL ESTATE SHARES             UIF GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       22,691   $       39,828 $     (134,198)   $    (143,483)
   Net realized gains (losses)......        110,070        (403,653)         866,677          804,566
   Change in unrealized gains
     (losses) on investments........      1,648,335        1,458,143         153,448        (933,812)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,781,096        1,094,318         885,927        (272,729)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         99,972           85,193          29,398           13,262
   Net transfers (including fixed
     account).......................      (642,554)        (317,126)          59,632        (345,794)
   Contract charges.................        (6,298)          (6,341)         (1,526)          (1,880)
   Transfers for contract benefits
     and terminations...............    (2,054,969)      (2,515,143)     (1,223,613)      (1,586,751)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,603,849)      (2,753,417)     (1,136,109)      (1,921,163)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (822,753)      (1,659,099)       (250,182)      (2,193,892)
NET ASSETS:
   Beginning of year................     13,366,638       15,025,737       7,349,810        9,543,702
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   12,543,885   $   13,366,638 $     7,099,628   $    7,349,810
                                     ==============   ============== ===============   ==============

                                                                         WELLS FARGO VT SMALL CAP
                                          UIF U.S. REAL ESTATE                     VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012              2011           2012             2011
                                     --------------    -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (120,005)    $    (146,860) $     (13,053)   $      (23,584)
   Net realized gains (losses)......       (66,324)         (886,865)       (17,294)          (43,636)
   Change in unrealized gains
     (losses) on investments........      2,219,377         1,898,263        406,775         (243,647)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,033,048           864,538        376,428         (310,867)
                                     --------------    -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         60,094            88,416         53,152            72,666
   Net transfers (including fixed
     account).......................       (12,581)         (521,388)       (71,383)          (44,682)
   Contract charges.................        (7,219)           (8,685)          (365)             (484)
   Transfers for contract benefits
     and terminations...............    (3,912,201)       (5,746,173)      (496,151)         (526,671)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (3,871,907)       (6,187,830)      (514,747)         (499,171)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................    (1,838,859)       (5,323,292)      (138,319)         (810,038)
NET ASSETS:
   Beginning of year................     15,642,002        20,965,294      3,218,582         4,028,620
                                     --------------    -------------- --------------   ---------------
   End of year...................... $   13,803,143    $   15,642,002 $    3,080,263   $     3,218,582
                                     ==============    ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable                 Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                             ("LMPVET")
AllianceBernstein Variable Products Series Fund, Inc.          Legg Mason Partners Variable Income Trust
   ("AllianceBernstein")                                         ("LMPVIT")
American Funds Insurance Series ("American Funds")             Met Investors Series Trust ("MIST")*
Delaware VIP Trust ("Delaware VIP")                            Metropolitan Series Fund ("MSF")*
The Dreyfus Socially Responsible Growth Fund, Inc.             Morgan Stanley Variable Investment Series ("Morgan
DWS Variable Series I ("DWS I")                                  Stanley")
DWS Variable Series II ("DWS II")                              Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")          The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust           The Universal Institutional Funds, Inc. ("UIF")
   ("FTVIPT")                                                  Wells Fargo Variable Trust ("Wells Fargo VT")
Janus Aspen Series ("Janus Aspen")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2012:

Alger Capital Appreciation Subaccount                     Fidelity VIP Contrafund Subaccount (a)
AllianceBernstein Global Thematic Growth Subaccount       Fidelity VIP Dynamic Capital Appreciation Subaccount
American Funds Bond Subaccount                            Fidelity VIP Equity-Income Subaccount (a)
American Funds Global Growth Subaccount                   Fidelity VIP High Income Subaccount
American Funds Global Small Capitalization Subaccount     Fidelity VIP Mid Cap Subaccount
American Funds Growth Subaccount                          FTVIPT Franklin Income Securities Subaccount
American Funds Growth-Income Subaccount                   FTVIPT Franklin Rising Dividends Securities
Delaware VIP Small Cap Value Subaccount                     Subaccount
Dreyfus Socially Responsible Growth Subaccount            FTVIPT Franklin Small-Mid Cap Growth Securities
DWS I Capital Growth Subaccount                             Subaccount
DWS II Dreman Small Mid Cap Value Subaccount              FTVIPT Mutual Shares Securities Subaccount
DWS II Global Thematic Subaccount                         FTVIPT Templeton Developing Markets Securities
DWS II Government & Agency Securities Subaccount            Subaccount

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


FTVIPT Templeton Foreign Securities Subaccount           MIST Legg Mason ClearBridge Aggressive Growth
Invesco V.I. Diversified Dividend Subaccount               Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST Loomis Sayles Global Markets Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Utilities Subaccount                        MIST Lord Abbett Mid Cap Value Subaccount (a)
Invesco V.I. Van Kampen American Franchise               MIST Met/Eaton Vance Floating Rate Subaccount
   Subaccount (a)                                        MIST Met/Franklin Mutual Shares Subaccount
Invesco V.I. Van Kampen Comstock Subaccount              MIST Met/Templeton Growth Subaccount
Invesco V.I. Van Kampen Equity and Income Subaccount     MIST MetLife Aggressive Strategy Subaccount
Invesco V.I. Van Kampen Growth and Income                MIST MetLife Balanced Strategy Subaccount
   Subaccount (a)                                        MIST MetLife Growth Strategy Subaccount
Janus Aspen Enterprise Subaccount                        MIST MetLife Moderate Strategy Subaccount
Janus Aspen Overseas Subaccount                          MIST MFS Emerging Markets Equity Subaccount (a)
Janus Aspen Worldwide Subaccount                         MIST MFS Research International Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST MLA Mid Cap Subaccount (a)
   Subaccount (a)                                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
LMPVET ClearBridge Variable Appreciation Subaccount      MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Equity Income Builder        MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Fundamental All Cap          MIST Pioneer Strategic Income Subaccount (a)
   Value Subaccount                                      MIST RCM Technology Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth             MIST SSgA Growth and Income ETF Subaccount
   Subaccount                                            MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST T. Rowe Price Large Cap Value Subaccount
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MIST Third Avenue Small Cap Value Subaccount (a)
   Subaccount                                            MIST Turner Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Small Cap Growth             MIST Van Kampen Comstock Subaccount (a)
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET Investment Counsel Variable Social                MSF Barclays Capital Aggregate Bond Index
   Awareness Subaccount                                    Subaccount
LMPVET Variable Lifestyle Allocation 50% Subaccount      MSF BlackRock Aggressive Growth Subaccount
LMPVET Variable Lifestyle Allocation 70% Subaccount      MSF BlackRock Bond Income Subaccount (a)
LMPVET Variable Lifestyle Allocation 85% Subaccount      MSF BlackRock Diversified Subaccount (a)
LMPVIT Western Asset Variable Global High Yield          MSF BlackRock Large Cap Value Subaccount
   Bond Subaccount                                       MSF BlackRock Legacy Large Cap Growth
LMPVIT Western Asset Variable High Income                  Subaccount (a)
   Subaccount                                            MSF BlackRock Money Market Subaccount (a)
MIST American Funds Balanced Allocation                  MSF Davis Venture Value Subaccount (a)
   Subaccount                                            MSF FI Value Leaders Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF Jennison Growth Subaccount (a)
MIST American Funds Moderate Allocation Subaccount       MSF Loomis Sayles Small Cap Core Subaccount
MIST BlackRock High Yield Subaccount (a)                 MSF Met/Artisan Mid Cap Value Subaccount
MIST BlackRock Large Cap Core Subaccount                 MSF Met/Dimensional International Small Company
MIST Clarion Global Real Estate Subaccount (a)             Subaccount
MIST Dreman Small Cap Value Subaccount                   MSF MetLife Conservative Allocation Subaccount
MIST Harris Oakmark International Subaccount             MSF MetLife Conservative to Moderate Allocation
MIST Invesco Small Cap Growth Subaccount (a)               Subaccount
MIST Janus Forty Subaccount (a)                          MSF MetLife Mid Cap Stock Index Subaccount

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF MetLife Moderate Allocation Subaccount                 MSF Western Asset Management U.S. Government
MSF MetLife Moderate to Aggressive Allocation                Subaccount
   Subaccount                                              Pioneer VCT Emerging Markets Subaccount
MSF MetLife Stock Index Subaccount (a)                     Pioneer VCT Equity Income Subaccount
MSF MFS Total Return Subaccount (a)                        Pioneer VCT Fundamental Value Subaccount
MSF MFS Value Subaccount (a)                               Pioneer VCT Ibbotson Growth Allocation Subaccount
MSF MSCI EAFE Index Subaccount                             Pioneer VCT Ibbotson Moderate Allocation Subaccount
MSF Neuberger Berman Genesis Subaccount                    Pioneer VCT Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount (a)               Pioneer VCT Real Estate Shares Subaccount
MSF Russell 2000 Index Subaccount                          UIF Growth Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount              UIF U.S. Real Estate Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount              Wells Fargo VT Small Cap Value Subaccount
MSF Western Asset Management Strategic Bond
   Opportunities Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2012:

MIST Batterymarch Growth and Income Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MSF Lord Abbett Mid Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                                New Name

Invesco V.I. Dividend Growth Fund                          Invesco V.I. Diversified Dividend Fund
Invesco Van Kampen V.I. Capital Growth Fund                Invesco Van Kampen V.I. American Franchise Fund
(MIST) Lazard Mid Cap Portfolio                            (MIST) MLA Mid Cap Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                  (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio             (MSF) Lord Abbett Mid Cap Value Portfolio
Pioneer Cullen Value VCT Portfolio                         Pioneer Fundamental Value VCT Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

(MIST) Batterymarch Growth and Income Portfolio             (MSF) MetLife Stock Index Portfolio
(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


   Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

   Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                       0.30% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                   0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                    0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                            0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                   0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                          0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                             0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                             1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                        AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                       SHARES           COST ($)
                                                                   -------------      -------------
     Alger Capital Appreciation Subaccount.......................         55,516          2,502,609
     AllianceBernstein Global Thematic Growth Subaccount.........         53,493            826,191
     American Funds Bond Subaccount..............................        952,811         10,167,588
     American Funds Global Growth Subaccount.....................      6,106,811        115,384,179
     American Funds Global Small Capitalization Subaccount.......        165,321          2,902,902
     American Funds Growth Subaccount............................      5,113,962        267,877,146
     American Funds Growth-Income Subaccount.....................      6,825,524        236,269,409
     Delaware VIP Small Cap Value Subaccount.....................        380,655         10,297,584
     Dreyfus Socially Responsible Growth Subaccount..............         17,619            454,291
     DWS I Capital Growth Subaccount.............................        487,991          8,628,055
     DWS II Dreman Small Mid Cap Value Subaccount................        612,276          8,706,107
     DWS II Global Thematic Subaccount...........................        300,126          3,374,940
     DWS II Government & Agency Securities Subaccount............        404,006          5,057,711
     Fidelity VIP Contrafund Subaccount..........................      8,600,769        221,122,704
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        216,639          1,719,229
     Fidelity VIP Equity-Income Subaccount.......................     11,251,215        233,350,112
     Fidelity VIP High Income Subaccount.........................      4,508,362         27,883,693
     Fidelity VIP Mid Cap Subaccount.............................      8,749,764        247,106,726
     FTVIPT Franklin Income Securities Subaccount................      2,562,517         36,853,680
     FTVIPT Franklin Rising Dividends Securities Subaccount......        935,189         16,304,145
     FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount..      1,530,261         29,114,287
     FTVIPT Mutual Shares Securities Subaccount..................      1,539,183         25,727,830
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,517,721         26,352,082
     FTVIPT Templeton Foreign Securities Subaccount..............      6,636,133         91,563,347
     Invesco V.I. Diversified Dividend Subaccount................         86,281          1,180,982
     Invesco V.I. Government Securities Subaccount...............      1,369,230         16,007,918
     Invesco V.I. S&P 500 Index Subaccount.......................        217,419          2,325,957
     Invesco V.I. Utilities Subaccount...........................        121,367          2,003,663
     Invesco V.I. Van Kampen American Franchise Subaccount.......        293,662          8,529,030
     Invesco V.I. Van Kampen Comstock Subaccount.................        589,820          7,441,973
     Invesco V.I. Van Kampen Equity and Income Subaccount........      5,356,517         69,109,744
     Invesco V.I. Van Kampen Growth and Income Subaccount........      4,178,279         70,907,077
     Janus Aspen Enterprise Subaccount...........................        314,146          9,774,095
     Janus Aspen Overseas Subaccount.............................      1,473,932         62,346,968
     Janus Aspen Worldwide Subaccount............................         30,370            835,320
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     19,276,616        257,935,939
     LMPVET ClearBridge Variable Appreciation Subaccount.........     11,570,316        263,286,701
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount...............................................     10,659,115        128,689,566
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount...............................................     15,639,762        310,760,216
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      5,464,541         78,349,865
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      8,519,257        129,841,048
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      2,654,458         33,487,979
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      3,224,762         45,210,854
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,595,802         37,403,709
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      5,639,616         64,665,877
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      3,469,981         39,094,094
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........      1,895,735         24,503,060
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,350,788         10,997,634
     LMPVIT Western Asset Variable High Income Subaccount........     17,822,048        118,274,075
     MIST American Funds Balanced Allocation Subaccount..........        232,936          2,139,661
     MIST American Funds Growth Allocation Subaccount............        201,689          1,763,884
     MIST American Funds Moderate Allocation Subaccount..........        193,538          1,851,588

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     Alger Capital Appreciation Subaccount.......................        557,957          1,783,866
     AllianceBernstein Global Thematic Growth Subaccount.........         75,545            184,532
     American Funds Bond Subaccount..............................      2,957,232          3,769,268
     American Funds Global Growth Subaccount.....................      4,794,418         38,612,045
     American Funds Global Small Capitalization Subaccount.......        539,916          1,732,441
     American Funds Growth Subaccount............................      7,912,460         73,319,796
     American Funds Growth-Income Subaccount.....................      8,718,019         63,720,810
     Delaware VIP Small Cap Value Subaccount.....................      1,587,499          2,314,436
     Dreyfus Socially Responsible Growth Subaccount..............          9,396            156,933
     DWS I Capital Growth Subaccount.............................        317,698          2,071,732
     DWS II Dreman Small Mid Cap Value Subaccount................        251,959          1,660,580
     DWS II Global Thematic Subaccount...........................        117,772            834,325
     DWS II Government & Agency Securities Subaccount............      1,076,573          2,272,801
     Fidelity VIP Contrafund Subaccount..........................      9,420,917         41,169,977
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        590,701            943,844
     Fidelity VIP Equity-Income Subaccount.......................     21,645,721         25,757,884
     Fidelity VIP High Income Subaccount.........................      2,826,955          4,592,229
     Fidelity VIP Mid Cap Subaccount.............................     29,083,246         49,417,612
     FTVIPT Franklin Income Securities Subaccount................      7,421,341          9,362,579
     FTVIPT Franklin Rising Dividends Securities Subaccount......      1,119,142          5,074,488
     FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount..      3,827,048          7,771,092
     FTVIPT Mutual Shares Securities Subaccount..................        891,918         11,022,675
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,391,669          4,484,068
     FTVIPT Templeton Foreign Securities Subaccount..............      6,463,798         19,950,588
     Invesco V.I. Diversified Dividend Subaccount................         82,068            451,546
     Invesco V.I. Government Securities Subaccount...............      1,063,668          4,972,422
     Invesco V.I. S&P 500 Index Subaccount.......................        217,970            977,202
     Invesco V.I. Utilities Subaccount...........................        553,125            876,347
     Invesco V.I. Van Kampen American Franchise Subaccount.......        191,995          2,546,215
     Invesco V.I. Van Kampen Comstock Subaccount.................        206,141          1,719,868
     Invesco V.I. Van Kampen Equity and Income Subaccount........      2,836,668         35,926,980
     Invesco V.I. Van Kampen Growth and Income Subaccount........      1,677,706         24,745,772
     Janus Aspen Enterprise Subaccount...........................      1,141,372          3,297,726
     Janus Aspen Overseas Subaccount.............................      8,575,823          8,100,569
     Janus Aspen Worldwide Subaccount............................         74,671             97,775
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     20,267,983        100,092,501
     LMPVET ClearBridge Variable Appreciation Subaccount.........      9,183,531         88,098,798
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount...............................................      9,077,298         34,963,469
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount...............................................      6,934,797         83,376,853
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      8,226,585         22,241,527
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,362,713         25,905,370
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      1,987,150         11,516,607
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      5,593,346         16,645,734
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,367,187          7,101,930
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      3,066,199         17,014,803
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      1,388,452          9,107,270
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........        552,312          6,379,190
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,512,830          3,220,479
     LMPVIT Western Asset Variable High Income Subaccount........     10,922,516         27,581,647
     MIST American Funds Balanced Allocation Subaccount..........        669,021            266,598
     MIST American Funds Growth Allocation Subaccount............        722,725            366,275
     MIST American Funds Moderate Allocation Subaccount..........        662,981             94,393

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2012
                                                                    ---------------------------------

                                                                        SHARES            COST ($)
                                                                    --------------     --------------
     MIST BlackRock High Yield Subaccount..........................     14,923,426        121,713,247
     MIST BlackRock Large Cap Core Subaccount......................      4,430,002         45,216,404
     MIST Clarion Global Real Estate Subaccount....................      6,614,684         84,661,365
     MIST Dreman Small Cap Value Subaccount........................        789,770         10,264,817
     MIST Harris Oakmark International Subaccount..................      4,677,488         67,762,530
     MIST Invesco Small Cap Growth Subaccount......................        742,636          9,810,276
     MIST Janus Forty Subaccount...................................      6,471,948        475,140,842
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......        340,184          2,811,273
     MIST Loomis Sayles Global Markets Subaccount..................     11,917,205        131,158,379
     MIST Lord Abbett Bond Debenture Subaccount....................      3,876,759         46,356,342
     MIST Lord Abbett Mid Cap Value Subaccount.....................      3,282,834         60,162,143
     MIST Met/Eaton Vance Floating Rate Subaccount.................        232,827          2,401,349
     MIST Met/Franklin Mutual Shares Subaccount....................        102,736            785,818
     MIST Met/Templeton Growth Subaccount..........................      4,205,155         39,401,494
     MIST MetLife Aggressive Strategy Subaccount...................      5,233,443         54,154,295
     MIST MetLife Balanced Strategy Subaccount.....................      1,951,261         15,385,514
     MIST MetLife Growth Strategy Subaccount.......................      1,698,843         12,852,131
     MIST MetLife Moderate Strategy Subaccount.....................      1,243,106         10,946,864
     MIST MFS Emerging Markets Equity Subaccount...................      6,627,084         67,042,334
     MIST MFS Research International Subaccount....................      9,200,607        104,086,239
     MIST MLA Mid Cap Subaccount...................................      6,382,293         67,978,816
     MIST Morgan Stanley Mid Cap Growth Subaccount.................      1,033,724         10,501,703
     MIST PIMCO Inflation Protected Bond Subaccount................      9,925,694        109,479,601
     MIST PIMCO Total Return Subaccount............................     29,850,503        333,745,290
     MIST Pioneer Fund Subaccount..................................      3,896,154         49,444,156
     MIST Pioneer Strategic Income Subaccount......................     18,518,819        183,404,004
     MIST RCM Technology Subaccount................................      1,752,845          8,527,078
     MIST SSgA Growth and Income ETF Subaccount....................     10,271,543        106,507,458
     MIST SSgA Growth ETF Subaccount...............................     12,827,937        132,749,257
     MIST T. Rowe Price Large Cap Value Subaccount.................      4,783,139        122,268,946
     MIST T. Rowe Price Mid Cap Growth Subaccount..................        306,014          2,574,205
     MIST Third Avenue Small Cap Value Subaccount..................      7,838,757        127,225,258
     MIST Turner Mid Cap Growth Subaccount.........................        195,286          2,350,550
     MIST Van Kampen Comstock Subaccount...........................     13,840,152         92,581,674
     Morgan Stanley Multi Cap Growth Subaccount....................         25,961            796,869
     MSF Barclays Capital Aggregate Bond Index Subaccount..........      8,212,331         89,030,298
     MSF BlackRock Aggressive Growth Subaccount....................      2,911,839         69,884,541
     MSF BlackRock Bond Income Subaccount..........................      1,983,523        206,412,133
     MSF BlackRock Diversified Subaccount..........................     13,809,326        204,934,418
     MSF BlackRock Large Cap Value Subaccount......................      1,496,788         16,833,229
     MSF BlackRock Legacy Large Cap Growth Subaccount..............      6,930,007        126,021,306
     MSF BlackRock Money Market Subaccount.........................      3,382,640        338,263,992
     MSF Davis Venture Value Subaccount............................      3,118,477        102,653,771
     MSF FI Value Leaders Subaccount...............................        476,883         87,471,147
     MSF Jennison Growth Subaccount................................     27,075,579        325,339,122
     MSF Loomis Sayles Small Cap Core Subaccount...................          4,741          1,043,431
     MSF Met/Artisan Mid Cap Value Subaccount......................          9,251          1,448,739
     MSF Met/Dimensional International Small Company
        Subaccount.................................................         60,094            793,526
     MSF MetLife Conservative Allocation Subaccount................      3,640,922         40,181,242
     MSF MetLife Conservative to Moderate Allocation Subaccount....      7,204,199         79,343,938
     MSF MetLife Mid Cap Stock Index Subaccount....................        617,506          8,080,799
     MSF MetLife Moderate Allocation Subaccount....................     34,024,058        387,122,524
     MSF MetLife Moderate to Aggressive Allocation Subaccount......     29,152,470        343,476,849
     MSF MetLife Stock Index Subaccount............................     28,660,044        858,450,852
     MSF MFS Total Return Subaccount...............................      3,339,508        464,605,623

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                    --------------------------------
                                                                       COST OF           PROCEEDS
                                                                    PURCHASES ($)     FROM SALES ($)
                                                                    -------------     --------------
     MIST BlackRock High Yield Subaccount..........................    26,017,607         35,255,890
     MIST BlackRock Large Cap Core Subaccount......................     2,587,874         11,289,853
     MIST Clarion Global Real Estate Subaccount....................     4,974,314         14,282,625
     MIST Dreman Small Cap Value Subaccount........................     1,343,184          3,058,511
     MIST Harris Oakmark International Subaccount..................     5,870,111         14,609,134
     MIST Invesco Small Cap Growth Subaccount......................     2,151,120          4,522,565
     MIST Janus Forty Subaccount...................................     9,367,847         65,488,314
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......       495,370            959,650
     MIST Loomis Sayles Global Markets Subaccount..................     4,847,217         20,942,782
     MIST Lord Abbett Bond Debenture Subaccount....................     8,517,176         17,099,861
     MIST Lord Abbett Mid Cap Value Subaccount.....................    16,531,597         11,366,044
     MIST Met/Eaton Vance Floating Rate Subaccount.................     1,621,329            461,094
     MIST Met/Franklin Mutual Shares Subaccount....................       220,859            320,716
     MIST Met/Templeton Growth Subaccount..........................     3,249,031         12,397,957
     MIST MetLife Aggressive Strategy Subaccount...................     2,852,034          5,627,601
     MIST MetLife Balanced Strategy Subaccount.....................       625,816          2,975,371
     MIST MetLife Growth Strategy Subaccount.......................       607,191          2,685,811
     MIST MetLife Moderate Strategy Subaccount.....................       991,715          2,208,409
     MIST MFS Emerging Markets Equity Subaccount...................     3,895,679         17,826,644
     MIST MFS Research International Subaccount....................     4,427,158         22,256,192
     MIST MLA Mid Cap Subaccount...................................     4,171,678         14,590,567
     MIST Morgan Stanley Mid Cap Growth Subaccount.................     1,326,179          3,310,226
     MIST PIMCO Inflation Protected Bond Subaccount................    27,832,299         25,890,999
     MIST PIMCO Total Return Subaccount............................    38,755,051         80,326,143
     MIST Pioneer Fund Subaccount..................................     2,132,687         11,122,144
     MIST Pioneer Strategic Income Subaccount......................    27,507,079         50,142,103
     MIST RCM Technology Subaccount................................     1,804,024          2,884,235
     MIST SSgA Growth and Income ETF Subaccount....................     6,779,664          9,689,321
     MIST SSgA Growth ETF Subaccount...............................     9,036,552         14,109,451
     MIST T. Rowe Price Large Cap Value Subaccount.................     5,052,036         24,016,302
     MIST T. Rowe Price Mid Cap Growth Subaccount..................       973,206          1,652,535
     MIST Third Avenue Small Cap Value Subaccount..................     1,861,181         23,011,465
     MIST Turner Mid Cap Growth Subaccount.........................       553,488            557,350
     MIST Van Kampen Comstock Subaccount...........................     4,077,771         48,139,107
     Morgan Stanley Multi Cap Growth Subaccount....................       232,611            326,006
     MSF Barclays Capital Aggregate Bond Index Subaccount..........     6,759,200         15,596,332
     MSF BlackRock Aggressive Growth Subaccount....................     2,011,390         18,576,802
     MSF BlackRock Bond Income Subaccount..........................    20,676,859         53,329,273
     MSF BlackRock Diversified Subaccount..........................     7,130,842         29,905,310
     MSF BlackRock Large Cap Value Subaccount......................     3,388,705          3,324,902
     MSF BlackRock Legacy Large Cap Growth Subaccount..............     4,619,723         41,719,711
     MSF BlackRock Money Market Subaccount.........................   127,677,936        186,195,217
     MSF Davis Venture Value Subaccount............................     2,641,781         22,737,698
     MSF FI Value Leaders Subaccount...............................     1,898,016         15,824,970
     MSF Jennison Growth Subaccount................................   320,448,799         36,116,639
     MSF Loomis Sayles Small Cap Core Subaccount...................       282,464            622,774
     MSF Met/Artisan Mid Cap Value Subaccount......................       125,915            588,502
     MSF Met/Dimensional International Small Company
        Subaccount.................................................       740,141             73,843
     MSF MetLife Conservative Allocation Subaccount................    12,689,878          8,706,783
     MSF MetLife Conservative to Moderate Allocation Subaccount....    13,011,135         17,957,900
     MSF MetLife Mid Cap Stock Index Subaccount....................     2,143,789          1,652,848
     MSF MetLife Moderate Allocation Subaccount....................    20,865,057         42,819,508
     MSF MetLife Moderate to Aggressive Allocation Subaccount......    13,034,108         30,939,695
     MSF MetLife Stock Index Subaccount............................   287,629,210        138,862,319
     MSF MFS Total Return Subaccount...............................    20,439,218         93,863,041

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     --------------
     MSF MFS Value Subaccount....................................      4,646,400         59,610,862
     MSF MSCI EAFE Index Subaccount..............................      5,052,285         80,393,516
     MSF Neuberger Berman Genesis Subaccount.....................          9,123            112,864
     MSF Oppenheimer Global Equity Subaccount....................     19,070,295        295,106,853
     MSF Russell 2000 Index Subaccount...........................      6,649,482         90,180,013
     MSF T. Rowe Price Large Cap Growth Subaccount...............      2,219,459         31,121,213
     MSF T. Rowe Price Small Cap Growth Subaccount...............      5,847,659         80,412,954
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount................................................      4,000,509         50,314,094
     MSF Western Asset Management U.S. Government Subaccount.....     10,921,818        130,424,082
     Pioneer VCT Emerging Markets Subaccount.....................        571,601         15,086,090
     Pioneer VCT Equity Income Subaccount........................        827,502         16,639,545
     Pioneer VCT Fundamental Value Subaccount....................        887,988          9,879,453
     Pioneer VCT Ibbotson Growth Allocation Subaccount...........     20,237,129        226,479,478
     Pioneer VCT Ibbotson Moderate Allocation Subaccount.........     10,374,121        110,815,055
     Pioneer VCT Mid Cap Value Subaccount........................      1,651,194         32,257,482
     Pioneer VCT Real Estate Shares Subaccount...................        629,397         11,847,806
     UIF Growth Subaccount.......................................        323,593          4,910,719
     UIF U.S. Real Estate Subaccount.............................        885,384         13,373,004
     Wells Fargo VT Small Cap Value Subaccount...................        327,688          3,046,162

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     MSF MFS Value Subaccount....................................       6,046,443        13,883,276
     MSF MSCI EAFE Index Subaccount..............................       2,410,698         7,279,120
     MSF Neuberger Berman Genesis Subaccount.....................          99,917             6,948
     MSF Oppenheimer Global Equity Subaccount....................       7,828,797        47,899,423
     MSF Russell 2000 Index Subaccount...........................       2,680,306        12,630,082
     MSF T. Rowe Price Large Cap Growth Subaccount...............       3,352,482         9,751,498
     MSF T. Rowe Price Small Cap Growth Subaccount...............      17,813,728        21,669,392
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount................................................       4,450,002        12,664,448
     MSF Western Asset Management U.S. Government Subaccount.....      16,037,403        31,677,905
     Pioneer VCT Emerging Markets Subaccount.....................       1,747,322         3,627,999
     Pioneer VCT Equity Income Subaccount........................       1,335,958         3,750,203
     Pioneer VCT Fundamental Value Subaccount....................         767,518         2,084,680
     Pioneer VCT Ibbotson Growth Allocation Subaccount...........       9,513,041        22,378,838
     Pioneer VCT Ibbotson Moderate Allocation Subaccount.........       6,324,781        17,995,581
     Pioneer VCT Mid Cap Value Subaccount........................       1,087,054         8,030,649
     Pioneer VCT Real Estate Shares Subaccount...................         959,814         3,540,937
     UIF Growth Subaccount.......................................         721,099         1,644,780
     UIF U.S. Real Estate Subaccount.............................         900,032         4,891,949
     Wells Fargo VT Small Cap Value Subaccount...................         150,511           678,330

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                   ALLIANCEBERNSTEIN GLOBAL
                                    ALGER CAPITAL APPRECIATION          THEMATIC GROWTH             AMERICAN FUNDS BOND
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- --------------  ------------- --------------  -------------

Units beginning of year...........     2,234,246       2,108,411      1,221,384      1,545,364      6,649,857      6,629,074
Units issued and transferred
   from other funding options.....       294,395         638,403        129,193      1,539,952      2,069,548      9,924,012
Units redeemed and transferred to
   other funding options..........     (883,118)       (512,568)      (245,791)    (1,863,932)    (2,594,067)    (9,903,229)
                                   -------------  -------------- --------------  ------------- --------------  -------------
Units end of year.................     1,645,523       2,234,246      1,104,786      1,221,384      6,125,338      6,649,857
                                   =============  ============== ==============  ============= ==============  =============


                                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     92,495,761     115,240,903     1,623,025       2,635,611   226,708,667     282,002,413
Units issued and transferred
   from other funding options.....      3,643,151     105,424,559       271,167       3,287,168     7,165,670     257,694,615
Units redeemed and transferred to
   other funding options..........   (21,798,863)   (128,169,701)     (719,639)     (4,299,754)  (46,144,716)   (312,988,361)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................     74,340,049      92,495,761     1,174,553       1,623,025   187,729,621     226,708,667
                                   ==============  ============== =============  ============== =============  ==============

                                           AMERICAN FUNDS                                        DREYFUS SOCIALLY RESPONSIBLE
                                            GROWTH-INCOME         DELAWARE VIP SMALL CAP VALUE              GROWTH
                                             SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    212,465,063     266,085,972      5,815,368      10,497,320       536,060         480,877
Units issued and transferred
   from other funding options.....      5,747,361     248,225,998        439,078       4,502,467         8,246         100,383
Units redeemed and transferred to
   other funding options..........   (43,423,648)   (301,846,907)    (1,007,507)     (9,184,419)     (114,947)        (45,200)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    174,788,776     212,465,063      5,246,939       5,815,368       429,359         536,060
                                   ==============  ============== ==============  ============== =============  ==============


                                                                   DWS II DREMAN SMALL MID CAP
                                        DWS I CAPITAL GROWTH                  VALUE                 DWS II GLOBAL THEMATIC
                                             SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........      8,491,921       7,420,886      4,665,637       5,549,304     2,219,665       2,895,029
Units issued and transferred
   from other funding options.....        297,934       2,521,070        181,846         193,843        81,579         104,704
Units redeemed and transferred to
   other funding options..........    (1,450,243)     (1,450,035)      (877,476)     (1,077,510)     (534,829)       (780,068)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................      7,339,612       8,491,921      3,970,007       4,665,637     1,766,415       2,219,665
                                   ==============  ============== ==============  ============== =============  ==============

                                    DWS II GOVERNMENT & AGENCY                                 FIDELITY VIP DYNAMIC CAPITAL
                                            SECURITIES              FIDELITY VIP CONTRAFUND            APPRECIATION
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- -------------- -------------- --------------  -------------

Units beginning of year...........     5,140,392       4,693,342    141,726,054    160,809,148      1,629,814      1,800,348
Units issued and transferred
   from other funding options.....       695,703       1,357,214      9,011,322    102,224,509        429,851      1,196,589
Units redeemed and transferred to
   other funding options..........   (1,818,892)       (910,164)   (27,069,324)  (121,307,603)      (643,653)    (1,367,123)
                                   -------------  -------------- -------------- -------------- --------------  -------------
Units end of year.................     4,017,203       5,140,392    123,668,052    141,726,054      1,416,012      1,629,814
                                   =============  ============== ============== ============== ==============  =============



                                    FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME        FIDELITY VIP MID CAP
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     78,077,952      87,497,260     9,899,875      11,343,721   131,855,567     150,237,224
Units issued and transferred
   from other funding options.....      3,481,471      14,784,785       806,737       1,060,190     9,553,588      89,130,981
Units redeemed and transferred to
   other funding options..........   (11,892,131)    (24,204,093)   (1,840,903)     (2,504,036)  (26,684,655)   (107,512,638)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................     69,667,292      78,077,952     8,865,709       9,899,875   114,724,500     131,855,567
                                   ==============  ============== =============  ============== =============  ==============

                                      FTVIPT FRANKLIN INCOME        FTVIPT FRANKLIN RISING      FTVIPT FRANKLIN SMALL-MID CAP
                                            SECURITIES               DIVIDENDS SECURITIES             GROWTH SECURITIES
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    22,928,793      29,222,902     15,551,161      16,928,302    25,729,063      31,824,896
Units issued and transferred
   from other funding options.....     2,097,819      30,227,388        808,561       2,332,749     1,458,236      17,928,671
Units redeemed and transferred to
   other funding options..........   (5,008,955)    (36,521,497)    (3,504,218)     (3,709,890)   (5,430,107)    (24,024,504)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    20,017,657      22,928,793     12,855,504      15,551,161    21,757,192      25,729,063
                                   =============  ============== ==============  ============== =============  ==============


                                       FTVIPT MUTUAL SHARES       FTVIPT TEMPLETON DEVELOPING     FTVIPT TEMPLETON FOREIGN
                                            SECURITIES                MARKETS SECURITIES                 SECURITIES
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     26,399,650     36,409,020     13,337,044      14,717,477    69,167,489      84,974,211
Units issued and transferred
   from other funding options.....        716,000     36,436,514      1,999,457       2,555,899     4,543,293      65,570,772
Units redeemed and transferred to
   other funding options..........    (8,332,566)   (46,445,884)    (3,060,036)     (3,936,332)  (14,410,972)    (81,377,494)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     18,783,084     26,399,650     12,276,465      13,337,044    59,299,810      69,167,489
                                   ==============  ============= ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                             INVESCO V.I.
                                   INVESCO V.I. DIVERSIFIED DIVIDEND     GOVERNMENT SECURITIES      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ----------------------------- -----------------------------
                                          2012            2011            2012          2011 (a)       2012            2011
                                     --------------  --------------  --------------  ------------- -------------  --------------

Units beginning of year...........        1,477,262       1,892,620      16,254,323             --     2,706,272       6,211,524
Units issued and transferred
   from other funding options.....           51,025       1,825,973         481,791     22,126,396       145,749       6,229,384
Units redeemed and transferred to
   other funding options..........        (362,077)     (2,241,331)     (3,693,967)    (5,872,073)     (719,598)     (9,734,636)
                                     --------------  --------------  --------------  ------------- -------------  --------------
Units end of year.................        1,166,210       1,477,262      13,042,147     16,254,323     2,132,423       2,706,272
                                     ==============  ==============  ==============  ============= =============  ==============


                                                                     INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN
                                      INVESCO V.I. UTILITIES           AMERICAN FRANCHISE                  COMSTOCK
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012          2011 (a)
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      1,250,696       1,414,907     10,789,832     12,335,955      8,566,782              --
Units issued and transferred
   from other funding options.....        225,407         247,175        198,500     12,269,424         91,543       9,856,127
Units redeemed and transferred to
   other funding options..........      (450,094)       (411,386)    (1,997,826)   (13,815,547)    (1,496,689)     (1,289,345)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      1,026,009       1,250,696      8,990,506     10,789,832      7,161,636       8,566,782
                                   ==============  ============== ==============  ============= ==============  ==============

                                      INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN
                                         EQUITY AND INCOME             GROWTH AND INCOME          JANUS ASPEN ENTERPRISE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     70,089,823     95,244,297     72,432,015     95,521,755     15,657,254     20,137,778
Units issued and transferred
   from other funding options.....      3,135,678     95,644,293      1,176,705     89,918,227        954,097     17,474,244
Units redeemed and transferred to
   other funding options..........   (24,055,209)  (120,798,767)   (16,982,386)  (113,007,967)    (3,171,661)   (21,954,768)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     49,170,292     70,089,823     56,626,334     72,432,015     13,439,690     15,657,254
                                   ==============  ============= ==============  ============= ==============  =============


                                                                                                    LMPVET CLEARBRIDGE
                                       JANUS ASPEN OVERSEAS          JANUS ASPEN WORLDWIDE      VARIABLE AGGRESSIVE GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     35,812,624     40,655,745        865,137      1,013,409    346,829,648    443,390,285
Units issued and transferred
   from other funding options.....      4,561,615     10,693,648         74,255        110,707      8,747,447    364,838,748
Units redeemed and transferred to
   other funding options..........    (7,712,989)   (15,536,769)      (118,333)      (258,979)   (79,087,961)  (461,399,385)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     32,661,250     35,812,624        821,059        865,137    276,489,134    346,829,648
                                   ==============  ============= ==============  ============= ==============  =============

                                                                                                      LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE            VARIABLE FUNDAMENTAL
                                       VARIABLE APPRECIATION     VARIABLE EQUITY INCOME BUILDER          ALL CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012           2011            2012            2011          2012            2011
                                   -------------  --------------  --------------  ------------- --------------  --------------

Units beginning of year...........   264,460,402     340,812,870     116,486,691    117,810,538    289,032,086     360,564,870
Units issued and transferred
   from other funding options.....     5,612,014     309,947,399       5,876,306    158,397,686      6,994,196     290,684,689
Units redeemed and transferred to
   other funding options..........  (60,912,862)   (386,299,867)    (27,433,278)  (159,721,533)   (65,313,423)   (362,217,473)
                                   -------------  --------------  --------------  ------------- --------------  --------------
Units end of year.................   209,159,554     264,460,402      94,929,719    116,486,691    230,712,859     289,032,086
                                   =============  ==============  ==============  ============= ==============  ==============



                                        LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE LARGE CAP GROWTH     VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    87,976,409     107,663,025    106,825,703    129,276,662     29,141,332      39,617,087
Units issued and transferred
   from other funding options.....     2,171,915      89,771,823      2,687,838    102,779,112      1,210,340      37,410,512
Units redeemed and transferred to
   other funding options..........  (17,233,404)   (109,458,439)   (18,490,220)  (125,230,071)    (7,390,239)    (47,886,267)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    72,914,920      87,976,409     91,023,321    106,825,703     22,961,433      29,141,332
                                   =============  ============== ==============  ============= ==============  ==============

                                        LMPVET CLEARBRIDGE          LMPVET INVESTMENT COUNSEL      LMPVET VARIABLE LIFESTYLE
                                     VARIABLE SMALL CAP GROWTH      VARIABLE SOCIAL AWARENESS           ALLOCATION 50%
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........     38,530,720      46,003,583     23,310,011     28,992,998     54,802,370      69,091,278
Units issued and transferred
   from other funding options.....      2,658,977      37,710,988        674,595     14,833,181      1,804,909      66,066,579
Units redeemed and transferred to
   other funding options..........    (9,567,013)    (45,183,851)    (4,049,455)   (20,516,168)   (11,668,926)    (80,355,487)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     31,622,684      38,530,720     19,935,151     23,310,011     44,938,353      54,802,370
                                   ==============  ============== ==============  ============= ==============  ==============


                                     LMPVET VARIABLE LIFESTYLE      LMPVET VARIABLE LIFESTYLE        LMPVIT WESTERN ASSET
                                          ALLOCATION 70%                 ALLOCATION 85%         VARIABLE GLOBAL HIGH YIELD BOND
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- -------------------------------
                                        2012            2011          2012            2011            2012            2011
                                   --------------  -------------- -------------  --------------  --------------  --------------

Units beginning of year...........     35,895,323      44,663,513    24,183,514      28,603,564       7,281,992       8,965,094
Units issued and transferred
   from other funding options.....        571,889      41,201,406       202,722      27,345,370         478,177       8,265,431
Units redeemed and transferred to
   other funding options..........    (6,809,469)    (49,969,596)   (5,020,705)    (31,765,420)     (1,840,537)     (9,948,533)
                                   --------------  -------------- -------------  --------------  --------------  --------------
Units end of year.................     29,657,743      35,895,323    19,365,531      24,183,514       5,919,632       7,281,992
                                   ==============  ============== =============  ==============  ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       LMPVIT WESTERN ASSET           MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                       VARIABLE HIGH INCOME           BALANCED ALLOCATION             GROWTH ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    66,903,303      85,709,100      1,843,499       2,241,816     1,580,396       2,314,410
Units issued and transferred
   from other funding options.....     2,458,833      83,334,725        648,933         771,778       769,280         586,831
Units redeemed and transferred to
   other funding options..........  (15,233,957)   (102,140,522)      (302,275)     (1,170,095)     (426,786)     (1,320,845)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    54,128,179      66,903,303      2,190,157       1,843,499     1,922,890       1,580,396
                                   =============  ============== ==============  ============== =============  ==============


                                        MIST AMERICAN FUNDS                                            MIST BLACKROCK
                                        MODERATE ALLOCATION         MIST BLACKROCK HIGH YIELD          LARGE CAP CORE
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      1,316,789      1,184,260     62,492,572      72,671,332    46,368,859      54,907,593
Units issued and transferred
   from other funding options.....        617,554        396,221      8,932,018      40,297,898     2,117,953      51,473,923
Units redeemed and transferred to
   other funding options..........      (129,656)      (263,692)   (17,633,288)    (50,476,658)  (10,103,133)    (60,012,657)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      1,804,687      1,316,789     53,791,302      62,492,572    38,383,679      46,368,859
                                   ==============  ============= ==============  ============== =============  ==============

                                                                                                       MIST HARRIS OAKMARK
                                   MIST CLARION GLOBAL REAL ESTATE  MIST DREMAN SMALL CAP VALUE           INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                         2012            2011           2012           2011           2012            2011
                                    --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      77,408,843      89,036,157      9,341,233     11,051,153     49,035,319      59,047,438
Units issued and transferred
   from other funding options.....       5,892,283      63,202,917      1,222,523      9,501,490      4,764,889      49,612,720
Units redeemed and transferred to
   other funding options..........    (15,220,505)    (74,830,231)    (2,388,971)   (11,211,410)   (10,934,436)    (59,624,839)
                                    --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      68,080,621      77,408,843      8,174,785      9,341,233     42,865,772      49,035,319
                                    ==============  ============== ==============  ============= ==============  ==============


                                                                                                 MIST LEGG MASON CLEARBRIDGE
                                   MIST INVESCO SMALL CAP GROWTH        MIST JANUS FORTY              AGGRESSIVE GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012           2011           2012            2011           2012            2011
                                   --------------  ------------- --------------  -------------- --------------  --------------

Units beginning of year...........      8,619,870      8,936,088    112,073,709     130,954,529      4,640,959         243,732
Units issued and transferred
   from other funding options.....        995,839      9,597,322      5,932,404      46,190,455        824,757       5,358,034
Units redeemed and transferred to
   other funding options..........    (2,778,351)    (9,913,540)   (18,570,588)    (65,071,275)    (1,279,071)       (960,807)
                                   --------------  ------------- --------------  -------------- --------------  --------------
Units end of year.................      6,837,358      8,619,870     99,435,525     112,073,709      4,186,645       4,640,959
                                   ==============  ============= ==============  ============== ==============  ==============

                                     MIST LOOMIS SAYLES GLOBAL       MIST LORD ABBETT BOND            MIST LORD ABBETT
                                              MARKETS                      DEBENTURE                    MID CAP VALUE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    30,124,440      33,062,109     32,502,638      40,480,659    48,643,274      59,583,746
Units issued and transferred
   from other funding options.....     1,394,518       2,208,287      2,867,812      36,053,228    10,937,641      55,919,253
Units redeemed and transferred to
   other funding options..........   (4,709,742)     (5,145,956)    (9,115,054)    (44,031,249)  (10,240,728)    (66,859,725)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    26,809,216      30,124,440     26,255,396      32,502,638    49,340,187      48,643,274
                                   =============  ============== ==============  ============== =============  ==============


                                       MIST MET/EATON VANCE        MIST MET/FRANKLIN MUTUAL
                                           FLOATING RATE                    SHARES                MIST MET/TEMPLETON GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      1,214,850        711,474      1,093,751         849,530    45,862,165      31,582,017
Units issued and transferred
   from other funding options.....      1,528,125      4,730,873         60,752       1,587,454     1,969,835      55,474,414
Units redeemed and transferred to
   other funding options..........      (433,796)    (4,227,497)      (337,250)     (1,343,233)  (12,102,852)    (41,194,266)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      2,309,179      1,214,850        817,253       1,093,751    35,729,148      45,862,165
                                   ==============  ============= ==============  ============== =============  ==============

                                      MIST METLIFE AGGRESSIVE        MIST METLIFE BALANCED           MIST METLIFE GROWTH
                                             STRATEGY                      STRATEGY                       STRATEGY
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012         2011 (a)         2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    54,062,263              --     19,472,712      21,057,825    16,695,645      18,635,211
Units issued and transferred
   from other funding options.....     4,383,614      61,329,579        153,829       1,162,148       258,473         331,684
Units redeemed and transferred to
   other funding options..........   (6,969,467)     (7,267,316)    (2,156,977)     (2,747,261)   (1,890,818)     (2,271,250)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    51,476,410      54,062,263     17,469,564      19,472,712    15,063,300      16,695,645
                                   =============  ============== ==============  ============== =============  ==============


                                       MIST METLIFE MODERATE       MIST MFS EMERGING MARKETS          MIST MFS RESEARCH
                                             STRATEGY                       EQUITY                      INTERNATIONAL
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     12,096,560     13,603,309     32,814,639      40,055,591    77,589,499      48,036,599
Units issued and transferred
   from other funding options.....        516,695      2,197,858      1,910,708      35,785,519     4,053,451      74,378,829
Units redeemed and transferred to
   other funding options..........    (1,554,228)    (3,704,607)    (7,253,895)    (43,026,471)  (17,253,830)    (44,825,929)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     11,059,027     12,096,560     27,471,452      32,814,639    64,389,120      77,589,499
                                   ==============  ============= ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                      MIST MORGAN STANLEY          MIST PIMCO INFLATION
                                         MIST MLA MID CAP               MID CAP GROWTH                PROTECTED BOND
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........    50,098,545      55,785,950     9,246,133      11,758,200    81,257,553      84,809,882
Units issued and transferred
   from other funding options.....     3,447,984      24,342,611     1,095,461      10,851,231    16,446,646      81,258,980
Units redeemed and transferred to
   other funding options..........   (9,704,846)    (30,030,016)   (2,180,096)    (13,363,298)  (20,749,987)    (84,811,309)
                                   -------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................    43,841,683      50,098,545     8,161,498       9,246,133    76,954,212      81,257,553
                                   =============  ============== =============  ============== =============  ==============



                                      MIST PIMCO TOTAL RETURN          MIST PIONEER FUND       MIST PIONEER STRATEGIC INCOME
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........    260,102,976    285,034,968     43,521,716     30,744,777    134,759,531    163,592,465
Units issued and transferred
   from other funding options.....     28,318,767    267,862,443      1,524,750     45,644,359     14,779,317    122,782,751
Units redeemed and transferred to
   other funding options..........   (58,216,286)  (292,794,435)    (7,696,896)   (32,867,420)   (32,525,259)  (151,615,685)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................    230,205,457    260,102,976     37,349,570     43,521,716    117,013,589    134,759,531
                                   ==============  ============= ==============  ============= ==============  =============

                                                                  MIST SSGA GROWTH AND INCOME
                                        MIST RCM TECHNOLOGY                   ETF                  MIST SSGA GROWTH ETF
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    10,508,349       1,999,423    102,294,878    110,185,544    133,087,707     142,607,091
Units issued and transferred
   from other funding options.....       665,858      11,038,370      4,834,219      5,350,636      7,009,857       7,773,698
Units redeemed and transferred to
   other funding options..........   (3,139,209)     (2,529,444)   (10,518,252)   (13,241,302)   (16,932,202)    (17,293,082)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     8,034,998      10,508,349     96,610,845    102,294,878    123,165,362     133,087,707
                                   =============  ============== ==============  ============= ==============  ==============


                                   MIST T. ROWE PRICE LARGE CAP   MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
                                               VALUE                        GROWTH                         VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........   128,584,761     153,267,618     2,874,302       2,637,941    102,729,374    118,085,929
Units issued and transferred
   from other funding options.....     5,206,738     126,485,432       431,944       2,203,292      4,198,888     78,832,566
Units redeemed and transferred to
   other funding options..........  (23,909,183)   (151,168,289)   (1,277,401)     (1,966,931)   (19,331,152)   (94,189,121)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................   109,882,316     128,584,761     2,028,845       2,874,302     87,597,110    102,729,374
                                   =============  ============== =============  ============== ==============  =============

                                                                                                 MORGAN STANLEY MULTI CAP
                                    MIST TURNER MID CAP GROWTH     MIST VAN KAMPEN COMSTOCK               GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- -------------- --------------

Units beginning of year...........     1,652,474       1,767,559   137,929,311     178,757,353        683,491        877,893
Units issued and transferred
   from other funding options.....       119,183         222,677     3,198,466     160,196,705        134,143        865,238
Units redeemed and transferred to
   other funding options..........     (337,860)       (337,762)  (35,621,074)   (201,024,747)      (182,694)    (1,059,640)
                                   -------------  -------------- -------------  -------------- -------------- --------------
Units end of year.................     1,433,797       1,652,474   105,506,703     137,929,311        634,940        683,491
                                   =============  ============== =============  ============== ============== ==============


                                   MSF BARCLAYS CAPITAL AGGREGATE   MSF BLACKROCK AGGRESSIVE
                                             BOND INDEX                      GROWTH               MSF BLACKROCK BOND INCOME
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                         2012           2011           2012            2011          2012            2011
                                    --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........      45,268,185     51,647,712     95,805,405    116,770,017    185,391,674    225,736,980
Units issued and transferred
   from other funding options.....       2,911,941      3,228,498      3,785,668     95,970,287     14,170,027    158,016,694
Units redeemed and transferred to
   other funding options..........     (7,904,161)    (9,608,025)   (18,694,379)  (116,934,899)   (40,101,925)  (198,362,000)
                                    --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................      40,275,965     45,268,185     80,896,694     95,805,405    159,459,776    185,391,674
                                    ==============  ============= ==============  ============= ==============  =============

                                                                                                    MSF BLACKROCK LEGACY
                                     MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE        LARGE CAP GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........   105,534,840     118,061,128     13,528,382      15,747,692   197,272,481     232,943,584
Units issued and transferred
   from other funding options.....     3,480,698      10,254,747        730,110         698,899     5,571,987     181,176,484
Units redeemed and transferred to
   other funding options..........  (13,931,320)    (22,781,035)    (2,672,701)     (2,918,209)  (37,085,497)   (216,847,587)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    95,084,218     105,534,840     11,585,791      13,528,382   165,758,971     197,272,481
                                   =============  ============== ==============  ============== =============  ==============



                                    MSF BLACKROCK MONEY MARKET      MSF DAVIS VENTURE VALUE         MSF FI VALUE LEADERS
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------- -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    355,598,094    390,620,368     96,387,852      39,290,500    63,384,285      77,016,714
Units issued and transferred
   from other funding options.....    149,151,409    476,826,492      2,319,534      96,208,204     1,381,347      53,370,473
Units redeemed and transferred to
   other funding options..........  (198,796,530)  (511,848,766)   (17,614,216)    (39,110,852)  (11,671,456)    (67,002,902)
                                   -------------- -------------- --------------  -------------- -------------  --------------
Units end of year.................    305,952,973    355,598,094     81,093,170      96,387,852    53,094,176      63,384,285
                                   ============== ============== ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                       MSF LOOMIS SAYLES           MSF MET/ARTISAN MID CAP
                                        MSF JENNISON GROWTH             SMALL CAP CORE                      VALUE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    60,489,570      76,713,717        421,875        192,214        918,844       1,029,255
Units issued and transferred
   from other funding options.....   331,078,417      72,566,487         89,010        503,095         49,909       1,063,204
Units redeemed and transferred to
   other funding options..........  (43,781,640)    (88,790,634)      (185,959)      (273,434)      (241,525)     (1,173,615)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................   347,786,347      60,489,570        324,926        421,875        727,228         918,844
                                   =============  ============== ==============  ============= ==============  ==============


                                        MSF MET/DIMENSIONAL        MSF METLIFE CONSERVATIVE      MSF METLIFE CONSERVATIVE TO
                                    INTERNATIONAL SMALL COMPANY           ALLOCATION                 MODERATE ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........        82,833          63,743     31,816,365     32,850,961     75,138,747      81,246,395
Units issued and transferred
   from other funding options.....       475,285         100,017      8,906,925     33,765,680     10,825,726      31,579,761
Units redeemed and transferred to
   other funding options..........      (45,444)        (80,927)    (6,972,504)   (34,800,276)   (16,362,783)    (37,687,409)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................       512,674          82,833     33,750,786     31,816,365     69,601,690      75,138,747
                                   =============  ============== ==============  ============= ==============  ==============

                                                                     MSF METLIFE MODERATE          MSF METLIFE MODERATE TO
                                     MSF METLIFE MID CAP STOCK            ALLOCATION                AGGRESSIVE ALLOCATION
                                         INDEX SUBACCOUNT                 SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........     6,867,767       6,949,687    365,836,158    393,118,303    320,193,265     343,766,439
Units issued and transferred
   from other funding options.....     1,987,923       2,781,003     27,008,932     73,459,725     19,562,785      42,817,441
Units redeemed and transferred to
   other funding options..........   (1,872,518)     (2,862,923)   (50,165,745)  (100,741,870)   (38,317,062)    (66,390,615)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     6,983,172       6,867,767    342,679,345    365,836,158    301,438,988     320,193,265
                                   =============  ============== ==============  ============= ==============  ==============



                                      MSF METLIFE STOCK INDEX        MSF MFS TOTAL RETURN              MSF MFS VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........   660,304,058     752,977,742    300,786,307    365,263,272     48,193,344      55,157,576
Units issued and transferred
   from other funding options.....   206,111,279      85,985,098     10,295,635    283,119,661      4,138,969      33,120,541
Units redeemed and transferred to
   other funding options.......... (119,538,729)   (178,658,782)   (58,329,549)  (347,596,626)   (10,138,714)    (40,084,773)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................   746,876,608     660,304,058    252,752,393    300,786,307     42,193,599      48,193,344
                                   =============  ============== ==============  ============= ==============  ==============

                                                                         MSF NEUBERGER             MSF OPPENHEIMER GLOBAL
                                        MSF MSCI EAFE INDEX             BERMAN GENESIS                     EQUITY
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012          2011 (a)        2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    35,199,957      39,250,929         12,539              --   319,487,588     355,293,700
Units issued and transferred
   from other funding options.....     1,670,192       2,117,134         60,985          12,540    13,204,233     112,061,168
Units redeemed and transferred to
   other funding options..........   (5,278,216)     (6,168,106)        (3,230)             (1)  (52,417,562)   (147,867,280)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    31,591,933      35,199,957         70,294          12,539   280,274,259     319,487,588
                                   =============  ============== ==============  ============== =============  ==============


                                                                  MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                      MSF RUSSELL 2000 INDEX                GROWTH                         GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     37,289,119     41,489,141     37,121,993      45,753,740    71,061,468      76,912,938
Units issued and transferred
   from other funding options.....      2,048,180      2,697,285      3,626,587      35,502,982     8,165,803      37,828,196
Units redeemed and transferred to
   other funding options..........    (5,682,371)    (6,897,307)    (8,547,524)    (44,134,729)  (16,591,275)    (43,679,666)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     33,654,928     37,289,119     32,201,056      37,121,993    62,635,996      71,061,468
                                   ==============  ============= ==============  ============== =============  ==============

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                   STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT        PIONEER VCT EMERGING MARKETS
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........    39,676,652       3,494,208   101,794,264     125,335,567      6,504,758      8,376,046
Units issued and transferred
   from other funding options.....     1,705,643      49,512,412    14,563,215     104,919,656        622,758        974,984
Units redeemed and transferred to
   other funding options..........   (7,809,202)    (13,329,968)  (27,005,185)   (128,460,959)    (1,518,029)    (2,846,272)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................    33,573,093      39,676,652    89,352,294     101,794,264      5,609,487      6,504,758
                                   =============  ============== =============  ============== ==============  =============


                                                                                                PIONEER VCT IBBOTSON GROWTH
                                     PIONEER VCT EQUITY INCOME   PIONEER VCT FUNDAMENTAL VALUE          ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011         2012            2011
                                   --------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year...........     12,775,811     14,712,580     10,856,888     13,452,820   206,818,842     221,599,749
Units issued and transferred
   from other funding options.....        638,358      1,452,330        725,572        420,189     7,455,420       7,579,123
Units redeemed and transferred to
   other funding options..........    (2,367,863)    (3,389,099)    (1,862,792)    (3,016,121)  (18,038,451)    (22,360,030)
                                   --------------  ------------- --------------  ------------- -------------  --------------
Units end of year.................     11,046,306     12,775,811      9,719,668     10,856,888   196,235,811     206,818,842
                                   ==============  ============= ==============  ============= =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       PIONEER VCT IBBOTSON
                                        MODERATE ALLOCATION         PIONEER VCT MID CAP VALUE   PIONEER VCT REAL ESTATE SHARES
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------  -------------  --------------

Units beginning of year...........    107,898,072     119,014,176     21,724,375     27,106,926      6,712,774       8,080,999
Units issued and transferred
   from other funding options.....      4,727,843       5,895,965      1,014,781     17,222,895        430,599         742,971
Units redeemed and transferred to
   other funding options..........   (15,302,556)    (17,012,069)    (5,172,262)   (22,605,446)    (1,608,357)     (2,111,196)
                                   --------------  -------------- --------------  -------------  -------------  --------------
Units end of year.................     97,323,359     107,898,072     17,566,894     21,724,375      5,535,016       6,712,774
                                   ==============  ============== ==============  =============  =============  ==============


                                                                                                        WELLS FARGO VT
                                            UIF GROWTH                UIF U.S. REAL ESTATE              SMALL CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      6,391,312       7,852,817     11,698,765     16,338,780      2,074,209       2,391,673
Units issued and transferred
   from other funding options.....        309,375       6,260,195        997,265     16,433,965         76,493       1,338,898
Units redeemed and transferred to
   other funding options..........    (1,221,591)     (7,721,700)    (3,632,973)   (21,073,980)      (369,583)     (1,656,362)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      5,479,096       6,391,312      9,063,057     11,698,765      1,781,119       2,074,209
                                   ==============  ============== ==============  ============= ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  Alger Capital Appreciation             2012      1,645,523         1.66 - 2.09          3,300,965
     Subaccount                          2011      2,234,246         1.44 - 1.80          3,906,644
                                         2010      2,108,411         1.49 - 1.84          3,755,704
                                         2009      2,568,654         1.34 - 1.65          4,100,549
                                         2008      2,726,355         0.91 - 1.11          2,946,088

  AllianceBernstein Global               2012      1,104,786         0.78 - 0.80            878,354
     Thematic Growth Subaccount          2011      1,221,384         0.70 - 0.72            873,875
                                         2010      1,545,364         0.94 - 0.96          1,471,499
                                         2009      1,859,710         0.80 - 0.82          1,520,169
                                         2008      1,967,504         0.54 - 0.55          1,068,173

  American Funds Bond                    2012      6,125,338         1.66 - 1.80         10,642,898
     Subaccount                          2011      6,649,857         1.61 - 1.73         11,151,382
     (Commenced 4/28/2008)               2010      6,629,074         1.54 - 1.65         10,629,167
                                         2009      5,354,874         1.48 - 1.57          8,185,030
                                         2008      1,707,759         1.34 - 1.42          2,375,182

  American Funds Global                  2012     74,340,049         1.48 - 2.31        143,143,628
     Growth Subaccount                   2011     92,495,761         1.23 - 1.92        148,056,485
                                         2010    115,240,903         1.38 - 2.14        206,239,786
                                         2009    130,525,259         1.26 - 1.95        212,149,219
                                         2008    148,315,752         0.89 - 1.39        171,788,338

  American Funds Global Small            2012      1,174,553         2.68 - 2.89          3,283,267
     Capitalization Subaccount           2011      1,623,025         2.32 - 2.48          3,907,280
     (Commenced 4/28/2008)               2010      2,635,611         2.92 - 3.11          7,972,844
                                         2009      1,997,395         2.43 - 2.58          5,011,389
                                         2008        638,633         1.54 - 1.62          1,017,332

  American Funds Growth                  2012    187,729,621         1.22 - 1.96        309,138,975
     Subaccount                          2011    226,708,667         1.06 - 1.69        323,137,038
                                         2010    282,002,413         1.14 - 1.80        428,158,662
                                         2009    323,767,342         0.99 - 1.54        421,186,273
                                         2008    359,615,200         0.72 - 1.13        341,207,267

  American Funds                         2012    174,788,776         1.14 - 1.68        261,008,029
     Growth-Income Subaccount            2011    212,465,063         1.00 - 1.46        275,594,046
                                         2010    266,085,972         1.04 - 1.51        358,904,564
                                         2009    305,682,875         0.95 - 1.38        376,941,251
                                         2008    341,874,694         0.73 - 1.07        327,273,662

  Delaware VIP Small Cap                 2012      5,246,939         1.89 - 3.44         12,614,903
     Value Subaccount                    2011      5,815,368         1.66 - 3.04         12,653,755
                                         2010     10,497,320         1.69 - 3.10         24,258,561
                                         2009     11,809,419         1.28 - 2.36         21,004,334
                                         2008     13,377,371         0.98 - 1.80         18,558,123

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Alger Capital Appreciation             2012        0.46         1.55 - 2.65          14.79 - 16.07
     Subaccount                          2011          --         1.55 - 2.65        (3.24) - (2.17)
                                         2010        0.23         1.55 - 2.65          10.70 - 11.89
                                         2009          --         1.55 - 2.65          46.68 - 48.33
                                         2008          --         1.55 - 2.65      (46.69) - (46.09)

  AllianceBernstein Global               2012          --         1.65 - 1.90          11.10 - 11.38
     Thematic Growth Subaccount          2011        0.36         1.65 - 1.90      (24.89) - (24.66)
                                         2010        1.97         1.65 - 1.90          16.42 - 16.57
                                         2009          --         1.65 - 1.90          50.28 - 50.64
                                         2008          --         1.65 - 1.90      (48.51) - (48.29)

  American Funds Bond                    2012        2.46         1.40 - 1.90            3.38 - 3.90
     Subaccount                          2011        3.15         1.40 - 1.90            4.08 - 4.60
     (Commenced 4/28/2008)               2010        3.26         1.40 - 1.90            4.47 - 4.96
                                         2009        4.01         1.40 - 1.90          10.47 - 11.08
                                         2008        8.67         1.40 - 1.90      (10.75) - (10.45)

  American Funds Global                  2012        0.84         0.30 - 2.60          19.40 - 22.19
     Growth Subaccount                   2011        1.21         0.30 - 2.70       (11.30) - (9.16)
                                         2010        1.45         0.30 - 2.70           8.71 - 11.44
                                         2009        1.43         0.30 - 2.70          38.52 - 41.88
                                         2008        1.71         0.30 - 2.70      (40.07) - (38.58)

  American Funds Global Small            2012        1.34         1.40 - 1.90          15.94 - 16.53
     Capitalization Subaccount           2011        1.46         1.40 - 1.90      (20.66) - (20.26)
     (Commenced 4/28/2008)               2010        1.81         1.40 - 1.90          20.08 - 20.69
                                         2009        0.46         1.40 - 1.90          58.31 - 59.01
                                         2008          --         1.40 - 1.90      (49.55) - (49.38)

  American Funds Growth                  2012        0.76         0.30 - 2.70          14.74 - 17.54
     Subaccount                          2011        0.58         0.30 - 2.70        (6.83) - (4.57)
                                         2010        0.70         0.30 - 2.70          15.51 - 18.38
                                         2009        0.66         0.30 - 2.70          35.68 - 38.90
                                         2008        0.78         0.30 - 2.70      (45.51) - (44.10)

  American Funds                         2012        1.53         0.30 - 2.75          14.28 - 17.13
     Growth-Income Subaccount            2011        1.43         0.30 - 2.75        (4.48) - (2.15)
                                         2010        1.43         0.30 - 2.75           8.45 - 11.08
                                         2009        1.60         0.30 - 2.75          27.57 - 30.86
                                         2008        1.64         0.30 - 2.75      (39.52) - (38.03)

  Delaware VIP Small Cap                 2012        0.59         0.30 - 1.30          12.43 - 13.56
     Value Subaccount                    2011        0.67         0.30 - 1.30        (2.60) - (1.66)
                                         2010        0.66         0.30 - 2.60          28.92 - 31.90
                                         2009        1.02         0.30 - 2.60          28.40 - 31.49
                                         2008        0.81         0.30 - 2.60      (31.67) - (30.11)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  Dreyfus Socially                       2012        429,359         1.15 - 1.41            581,605
     Responsible Growth                  2011        536,060         1.05 - 1.29            663,326
     Subaccount                          2010        480,877         1.08 - 1.30            602,610
                                         2009        574,094         0.96 - 1.15            639,903
                                         2008        582,742         0.74 - 0.88            495,408

  DWS I Capital Growth                   2012      7,339,612         1.17 - 1.49         10,389,318
     Subaccount                          2011      8,491,921         1.04 - 1.31         10,582,962
                                         2010      7,420,886         1.12 - 1.40          9,928,161
                                         2009      8,917,378         0.99 - 1.22         10,469,508
                                         2008     10,177,735         0.80 - 0.98          9,638,233

  DWS II Dreman Small Mid Cap            2012      3,970,007         1.28 - 2.14          7,824,888
     Value Subaccount                    2011      4,665,637         1.16 - 1.91          8,261,005
                                         2010      5,549,304         1.27 - 2.08         10,696,706
                                         2009      6,769,158         1.06 - 1.72         10,898,028
                                         2008      7,699,706         0.84 - 1.35          9,778,847

  DWS II Global Thematic                 2012      1,766,415         1.16 - 1.69          2,776,163
     Subaccount                          2011      2,219,665         1.00 - 1.45          3,026,970
                                         2010      2,895,029         1.21 - 1.72          4,734,517
                                         2009      3,417,264         1.09 - 1.55          5,030,435
                                         2008      3,883,900         0.78 - 1.10          4,073,603

  DWS II Government & Agency             2012      4,017,203         1.19 - 1.32          5,114,710
     Securities Subaccount               2011      5,140,392         1.19 - 1.31          6,487,438
                                         2010      4,693,342         1.14 - 1.24          5,647,349
                                         2009      5,472,346         1.10 - 1.18          6,311,542
                                         2008      7,027,315         1.05 - 1.12          7,663,328

  Fidelity VIP Contrafund                2012    123,668,052         1.25 - 2.01        224,167,053
     Subaccount                          2011    141,726,054         1.09 - 1.77        223,715,085
                                         2010    160,809,148         1.15 - 1.85        264,096,436
                                         2009    181,273,642         1.00 - 1.61        257,127,712
                                         2008    193,501,420         0.76 - 1.21        204,385,840

  Fidelity VIP Dynamic                   2012      1,416,012         1.11 - 1.88          2,129,562
     Capital Appreciation                2011      1,629,814         0.92 - 1.54          2,068,621
     Subaccount                          2010      1,800,348         0.96 - 1.59          2,381,228
                                         2009      2,259,227         0.82 - 1.35          2,578,968
                                         2008      2,474,553         0.61 - 1.00          2,110,918

  Fidelity VIP Equity-Income             2012     69,667,292         1.22 - 3.41        224,230,879
     Subaccount                          2011     78,077,952         1.06 - 2.94        213,824,134
                                         2010     87,497,260         1.07 - 2.95        237,379,610
                                         2009    108,541,676         0.95 - 2.60        240,102,941
                                         2008    115,661,779         0.74 - 2.02        199,519,894

  Fidelity VIP High Income               2012      8,865,709         1.69 - 2.98         26,193,581
     Subaccount                          2011      9,899,875         1.50 - 2.64         25,924,805
                                         2010     11,343,721         1.46 - 2.57         28,813,104
                                         2009     14,725,421         1.25 - 2.29         31,480,724
                                         2008     15,749,612         0.88 - 1.61         23,781,248

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Dreyfus Socially                       2012        0.63         1.55 - 2.65            8.76 - 9.97
     Responsible Growth                  2011        0.67         1.55 - 2.65        (1.95) - (0.92)
     Subaccount                          2010        0.73         1.55 - 2.65          11.51 - 12.77
                                         2009        0.64         1.55 - 2.65          29.92 - 31.39
                                         2008        0.43         1.55 - 2.65      (36.31) - (35.59)

  DWS I Capital Growth                   2012        0.54         1.55 - 2.65          12.57 - 13.83
     Subaccount                          2011        0.36         1.55 - 2.65        (7.23) - (6.23)
                                         2010        0.58         1.55 - 2.65          13.26 - 14.61
                                         2009        1.08         1.55 - 2.65          23.17 - 24.54
                                         2008        0.66         1.55 - 2.65      (34.97) - (34.27)

  DWS II Dreman Small Mid Cap            2012        0.81         1.55 - 2.65          10.40 - 11.63
     Value Subaccount                    2011        0.68         1.55 - 2.65        (8.79) - (7.76)
                                         2010        0.93         1.55 - 2.65          19.45 - 20.78
                                         2009        1.69         1.55 - 2.65          25.92 - 27.35
                                         2008        1.35         1.55 - 2.65      (35.41) - (34.74)

  DWS II Global Thematic                 2012        1.06         1.55 - 2.65          15.05 - 16.33
     Subaccount                          2011        0.24         1.55 - 2.65      (16.91) - (15.95)
                                         2010        0.62         1.55 - 2.65          10.27 - 11.51
                                         2009        1.26         1.55 - 2.65          39.48 - 41.06
                                         2008        1.13         1.55 - 2.65      (49.25) - (48.71)

  DWS II Government & Agency             2012        3.52         1.55 - 2.65          (0.21) - 0.90
     Securities Subaccount               2011        3.81         1.55 - 2.65            4.39 - 5.49
                                         2010        4.40         1.55 - 2.65            3.45 - 4.56
                                         2009        4.70         1.55 - 2.65            4.95 - 6.09
                                         2008        4.25         1.55 - 2.65            1.74 - 2.86

  Fidelity VIP Contrafund                2012        1.10         0.30 - 2.65          13.09 - 15.79
     Subaccount                          2011        0.77         0.30 - 2.70        (5.31) - (3.06)
                                         2010        1.01         0.30 - 2.70          13.91 - 16.63
                                         2009        1.23         0.30 - 2.70          31.90 - 35.08
                                         2008        0.80         0.30 - 2.70      (44.22) - (42.88)

  Fidelity VIP Dynamic                   2012        0.53         0.30 - 2.50          19.22 - 21.88
     Capital Appreciation                2011          --         0.30 - 2.50        (5.15) - (3.02)
     Subaccount                          2010        0.23         0.30 - 2.50          15.01 - 17.63
                                         2009        0.02         0.30 - 2.50          32.49 - 35.41
                                         2008        0.42         0.30 - 2.50      (42.79) - (41.56)

  Fidelity VIP Equity-Income             2012        3.06         0.30 - 1.90          14.84 - 16.95
     Subaccount                          2011        2.43         0.30 - 1.90          (1.18) - 0.67
                                         2010        1.75         0.30 - 1.90          12.67 - 14.86
                                         2009        2.34         0.30 - 1.90          27.47 - 29.73
                                         2008        2.41         0.30 - 1.90      (43.90) - (42.78)

  Fidelity VIP High Income               2012        5.59         0.60 - 1.30          12.75 - 13.54
     Subaccount                          2011        6.54         0.60 - 1.30            2.66 - 3.40
                                         2010        7.21         0.30 - 1.30          12.36 - 13.42
                                         2009        8.11         0.30 - 1.30          42.09 - 43.51
                                         2008        8.57         0.30 - 1.30      (25.93) - (25.18)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  Fidelity VIP Mid Cap                   2012    114,724,500         1.36 - 2.62        262,317,915
     Subaccount                          2011    131,855,567         1.20 - 2.32        267,439,944
                                         2010    150,237,224         1.38 - 2.65        346,905,399
                                         2009    163,964,353         1.10 - 2.10        298,753,019
                                         2008    175,219,157         0.81 - 1.53        232,101,268

  FTVIPT Franklin Income                 2012     20,017,657         1.30 - 5.35         38,617,121
     Securities Subaccount               2011     22,928,793         1.18 - 4.81         38,466,998
                                         2010     29,222,902         1.18 - 4.77         48,715,164
                                         2009     30,320,651         1.08 - 4.29         41,814,022
                                         2008     27,781,181         0.82 - 3.21         25,140,094

  FTVIPT Franklin Rising                 2012     12,855,504         1.26 - 1.69         20,237,493
     Dividends Securities                2011     15,551,161         1.14 - 1.54         22,145,063
     Subaccount                          2010     16,928,302         1.06 - 1.47         23,199,262
                                         2009     18,663,538         0.90 - 1.24         21,564,888
                                         2008     21,627,695         0.79 - 1.07         21,687,343

  FTVIPT Franklin Small-Mid              2012     21,757,192         1.01 - 1.87         32,196,686
     Cap Growth Securities               2011     25,729,063         0.93 - 1.71         34,957,797
     Subaccount                          2010     31,824,896         0.99 - 1.83         46,170,327
                                         2009     38,242,323         0.79 - 1.46         44,113,405
                                         2008     39,918,390         0.56 - 1.04         32,498,385

  FTVIPT Mutual Shares                   2012     18,783,084         1.36 - 1.52         26,504,729
     Securities Subaccount               2011     26,399,650         1.22 - 1.35         33,103,285
                                         2010     36,409,020         1.25 - 1.39         46,886,371
                                         2009     42,535,689         1.15 - 1.26         50,121,663
                                         2008     47,564,032         0.93 - 1.02         45,238,751

  FTVIPT Templeton Developing            2012     12,276,465         1.85 - 3.06         26,436,064
     Markets Securities Subaccount       2011     13,337,044         1.67 - 2.74         25,681,955
                                         2010     14,717,477         2.02 - 3.30         34,095,115
                                         2009     15,673,026         1.75 - 2.85         31,239,521
                                         2008     14,310,331         1.03 - 3.33         16,745,138

  FTVIPT Templeton Foreign               2012     59,299,810         1.16 - 2.07         95,361,211
     Securities Subaccount               2011     69,167,489         1.01 - 1.78         95,843,960
                                         2010     84,974,211         1.16 - 2.03        133,825,834
                                         2009     97,704,725         1.10 - 1.90        144,240,071
                                         2008    111,025,532         0.82 - 1.41        121,590,564

  Invesco V.I. Diversified               2012      1,166,210         1.04 - 1.28          1,404,646
     Dividend Subaccount                 2011      1,477,262         0.91 - 1.10          1,552,411
                                         2010      1,892,620         0.93 - 1.12          2,026,368
                                         2009      2,297,823         0.86 - 1.03          2,276,427
                                         2008      2,424,014         0.71 - 0.84          1,981,211

  Invesco V.I. Government                2012     13,042,147         1.09 - 1.60         16,856,929
     Securities Subaccount               2011     16,254,323         1.10 - 1.59         20,877,260
     (Commenced 5/2/2011)

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  Fidelity VIP Mid Cap                   2012       0.37          0.30 - 2.65          11.55 - 14.22
     Subaccount                          2011       0.02          0.30 - 2.70      (13.21) - (11.08)
                                         2010       0.12          0.30 - 2.70          25.11 - 28.14
                                         2009       0.47          0.30 - 2.70          36.02 - 39.41
                                         2008       0.24          0.30 - 2.70      (41.24) - (39.82)

  FTVIPT Franklin Income                 2012       6.43          1.30 - 2.60           9.75 - 11.19
     Securities Subaccount               2011       5.99          1.30 - 2.70          (0.34) - 1.02
                                         2010       6.39          1.30 - 2.70           9.65 - 11.21
                                         2009       8.12          1.30 - 2.70          31.95 - 33.84
                                         2008       5.49          1.30 - 2.70      (31.52) - (30.53)

  FTVIPT Franklin Rising                 2012       1.62          1.50 - 2.65           9.02 - 10.29
     Dividends Securities                2011       1.52          1.50 - 2.65            3.20 - 4.38
     Subaccount                          2010       1.60          1.50 - 2.65          17.54 - 18.83
                                         2009       1.47          1.50 - 2.65          14.27 - 15.66
                                         2008       1.84          1.50 - 2.65      (29.05) - (28.22)

  FTVIPT Franklin Small-Mid              2012         --          1.25 - 2.75            7.83 - 9.47
     Cap Growth Securities               2011         --          1.25 - 2.75        (7.35) - (5.96)
     Subaccount                          2010         --          1.25 - 2.75          24.11 - 26.04
                                         2009         --          1.25 - 2.75          39.60 - 41.80
                                         2008         --          1.25 - 2.75      (44.02) - (43.20)

  FTVIPT Mutual Shares                   2012       1.96          1.40 - 1.90          12.08 - 12.65
     Securities Subaccount               2011       2.15          1.40 - 1.90        (2.96) - (2.45)
                                         2010       1.53          1.40 - 1.90            9.15 - 9.65
                                         2009       1.91          1.40 - 1.90          23.60 - 24.29
                                         2008       2.96          1.40 - 1.90      (38.26) - (37.99)

  FTVIPT Templeton Developing            2012       1.40          0.30 - 1.80          11.13 - 12.82
     Markets Securities Subaccount       2011       0.98          0.30 - 1.80      (17.32) - (16.11)
                                         2010       1.60          0.30 - 1.80          15.47 - 17.21
                                         2009       4.01          0.30 - 1.80          69.58 - 72.16
                                         2008       1.88          0.30 - 2.75       (53.56) - (8.93)

  FTVIPT Templeton Foreign               2012       3.01          0.30 - 2.70          15.07 - 17.88
     Securities Subaccount               2011       1.72          0.30 - 2.70      (13.04) - (10.86)
                                         2010       1.91          0.30 - 2.75            5.44 - 8.03
                                         2009       3.43          0.30 - 2.75          33.29 - 36.64
                                         2008       2.41          0.30 - 2.75      (41.99) - (40.56)

  Invesco V.I. Diversified               2012       1.77          1.60 - 2.50          15.43 - 16.48
     Dividend Subaccount                 2011       1.48          1.60 - 2.50        (2.58) - (1.70)
                                         2010       1.54          1.60 - 2.50            7.49 - 8.45
                                         2009       1.75          1.60 - 2.50          20.90 - 22.06
                                         2008       0.42          1.60 - 2.50      (38.06) - (37.51)

  Invesco V.I. Government                2012       2.85          1.40 - 2.60          (0.42) - 1.04
     Securities Subaccount               2011         --          1.40 - 2.60            4.79 - 5.87
     (Commenced 5/2/2011)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO             NET
                                                    UNITS           HIGHEST ($)        ASSETS ($)
                                                -------------   -----------------   ---------------
  Invesco V.I. S&P 500 Index             2012       2,132,423         1.12 - 1.40         2,789,479
     Subaccount                          2011       2,706,272         0.99 - 1.23         3,145,074
                                         2010       6,211,524         1.00 - 1.24         7,379,716
                                         2009       6,684,139         0.89 - 1.10         7,067,118
                                         2008       6,631,301         0.72 - 0.88         5,673,311

  Invesco V.I. Utilities                 2012       1,026,009         1.40 - 2.03         1,966,140
     Subaccount                          2011       1,250,696         1.39 - 1.99         2,366,759
                                         2010       1,414,907         1.22 - 1.73         2,340,520
                                         2009       1,703,060         1.18 - 1.65         2,716,233
                                         2008       2,120,045         1.05 - 1.46         3,005,689

  Invesco V.I. Van Kampen                2012       8,990,506         0.70 - 1.61        10,492,961
     American Franchise                  2011      10,789,832         0.63 - 1.44        11,358,588
     Subaccount                          2010      12,335,955         0.68 - 1.55        15,074,925
                                         2009      15,018,782         0.58 - 1.31        15,653,524
                                         2008      17,441,725         0.36 - 1.50        10,959,766

  Invesco V.I. Van Kampen                2012       7,161,636         0.73 - 1.55         7,826,903
     Comstock Subaccount                 2011       8,566,782         0.63 - 1.32         8,042,543
     (Commenced 5/2/2011)

  Invesco V.I. Van Kampen                2012      49,170,292         1.60 - 1.68        80,615,587
     Equity and Income Subaccount        2011      70,089,823         1.45 - 1.52       103,925,502
                                         2010      95,244,297         1.50 - 1.56       145,446,901
                                         2009     106,877,677         1.36 - 1.41       148,131,048
                                         2008     124,047,368         1.13 - 1.17       142,710,330

  Invesco V.I. Van Kampen                2012      56,626,334         1.11 - 1.89        83,706,619
     Growth and Income                   2011      72,432,015         0.99 - 1.67        95,293,683
     Subaccount                          2010      95,521,755         1.03 - 1.73       130,864,665
                                         2009     114,335,077         0.94 - 1.56       141,710,332
                                         2008     135,745,590         0.78 - 1.27       137,594,743

  Janus Aspen Enterprise                 2012      13,439,690         0.69 - 2.44        13,564,824
     Subaccount                          2011      15,657,254         0.60 - 2.13        13,553,349
                                         2010      20,137,778         0.62 - 2.20        17,466,737
                                         2009      24,776,585         0.50 - 1.79        17,035,938
                                         2008      28,579,786         0.35 - 1.26        13,787,452

  Janus Aspen Overseas                   2012      32,661,250         1.16 - 2.77        54,579,707
     Subaccount                          2011      35,812,624         1.04 - 2.50        53,633,655
                                         2010      40,655,745         1.57 - 3.78        91,389,889
                                         2009      43,929,512         1.28 - 3.09        79,311,843
                                         2008      45,196,584         0.73 - 1.77        45,301,896

  Janus Aspen Worldwide                  2012         821,059         0.86 - 1.34           920,807
     Subaccount                          2011         865,137         0.72 - 1.12           797,166
                                         2010       1,013,409         0.85 - 1.31         1,072,638
                                         2009       1,215,231         0.75 - 1.13         1,081,304
                                         2008       1,473,348         0.55 - 1.61           933,270

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  Invesco V.I. S&P 500 Index             2012       1.71          1.55 - 2.60          12.54 - 13.73
     Subaccount                          2011       1.76          1.55 - 2.60          (1.05) - 0.00
                                         2010       1.68          1.55 - 2.60          11.62 - 12.79
                                         2009       2.54          1.55 - 2.60          22.77 - 24.19
                                         2008       2.18          1.55 - 2.60      (38.88) - (38.23)

  Invesco V.I. Utilities                 2012       3.17          1.55 - 2.65            0.88 - 2.00
     Subaccount                          2011       3.25          1.55 - 2.65          13.43 - 14.67
                                         2010       3.67          1.55 - 2.65            3.53 - 4.66
                                         2009       4.58          1.55 - 2.65          11.86 - 13.13
                                         2008       2.63          1.55 - 2.65      (34.12) - (33.39)

  Invesco V.I. Van Kampen                2012         --          1.40 - 2.60          10.47 - 12.14
     American Franchise                  2011         --          1.40 - 2.60        (8.78) - (7.47)
     Subaccount                          2010         --          1.40 - 2.60          16.48 - 18.19
                                         2009       0.02          1.40 - 2.60           0.00 - 63.84
                                         2008       0.53          0.30 - 2.60       (50.44) - (4.25)

  Invesco V.I. Van Kampen                2012       1.69          1.40 - 2.60          16.16 - 17.57
     Comstock Subaccount                 2011         --          1.40 - 2.60       (11.45) - (3.30)
     (Commenced 5/2/2011)

  Invesco V.I. Van Kampen                2012       1.68          1.40 - 1.90          10.26 - 10.82
     Equity and Income Subaccount        2011       1.86          1.40 - 1.90        (3.14) - (2.70)
                                         2010       1.99          1.40 - 1.90           9.90 - 10.50
                                         2009       2.80          1.40 - 1.90          20.19 - 20.74
                                         2008       2.39          1.40 - 1.90      (24.15) - (23.73)

  Invesco V.I. Van Kampen                2012       1.27          1.40 - 2.60          11.40 - 13.03
     Growth and Income                   2011       0.99          1.40 - 2.60        (4.70) - (3.41)
     Subaccount                          2010       0.11          1.40 - 2.60           9.24 - 10.97
                                         2009       3.64          1.40 - 2.60          21.02 - 22.66
                                         2008       1.94          1.40 - 2.60      (34.00) - (33.00)

  Janus Aspen Enterprise                 2012         --          0.30 - 2.60          13.97 - 16.64
     Subaccount                          2011         --          0.30 - 2.60        (4.17) - (1.97)
                                         2010         --          0.30 - 2.60          22.28 - 25.15
                                         2009         --          0.30 - 2.60          40.68 - 44.00
                                         2008       0.06          0.30 - 2.60      (45.29) - (44.02)

  Janus Aspen Overseas                   2012       0.61          1.25 - 2.50          10.37 - 11.77
     Subaccount                          2011       0.38          1.25 - 2.50      (34.01) - (33.19)
                                         2010       0.54          1.25 - 2.50          21.93 - 23.50
                                         2009       0.42          1.25 - 2.50          74.67 - 76.85
                                         2008       1.14          1.25 - 2.50      (53.41) - (52.82)

  Janus Aspen Worldwide                  2012       0.79          0.30 - 1.30          18.30 - 19.50
     Subaccount                          2011       0.47          0.30 - 1.30      (15.12) - (14.24)
                                         2010       0.50          0.30 - 1.30          14.04 - 15.17
                                         2009       1.30          0.30 - 1.30          35.75 - 36.96
                                         2008       0.15          0.30 - 2.45       (45.55) - (5.61)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  LMPVET ClearBridge Variable            2012    276,489,134         1.11 - 1.86        366,326,724
     Aggressive Growth                   2011    346,829,648         0.95 - 1.60        392,842,683
     Subaccount                          2010    443,390,285         0.94 - 1.59        497,935,929
                                         2009    532,331,659         0.76 - 1.32        486,236,715
                                         2008    622,180,674         0.57 - 1.00        428,934,280

  LMPVET ClearBridge Variable            2012    209,159,554         0.79 - 1.91        312,282,413
     Appreciation Subaccount             2011    264,460,402         1.13 - 1.67        345,221,069
                                         2010    340,812,870         1.12 - 1.65        439,981,790
                                         2009    397,735,990         1.01 - 1.49        463,631,605
                                         2008    467,330,035         0.80 - 1.24        453,131,027

  LMPVET ClearBridge Variable            2012     94,929,719         1.04 - 1.74        123,812,547
     Equity Income Builder               2011    116,486,691         0.93 - 1.56        135,638,200
     Subaccount                          2010    117,810,538         0.90 - 1.36        130,583,106
                                         2009    135,980,347         0.82 - 1.22        137,170,481
                                         2008    156,487,513         0.69 - 1.00        131,469,976

  LMPVET ClearBridge Variable            2012    230,712,859         1.04 - 3.32        321,709,882
     Fundamental All Cap Value           2011    289,032,086         0.93 - 2.92        354,783,689
     Subaccount                          2010    360,564,870         1.02 - 3.15        478,128,074
                                         2009    428,072,804         0.90 - 2.73        494,512,064
                                         2008    503,204,890         0.72 - 2.14        457,409,846

  LMPVET ClearBridge Variable            2012     72,914,920         1.07 - 1.95         98,033,854
     Large Cap Growth Subaccount         2011     87,976,409         0.90 - 1.63         99,836,845
                                         2010    107,663,025         0.92 - 1.65        124,995,190
                                         2009    128,748,339         0.86 - 1.51        137,942,475
                                         2008    150,824,586         0.61 - 1.07        115,654,875

  LMPVET ClearBridge Variable            2012     91,023,321         1.14 - 2.16        131,281,736
     Large Cap Value Subaccount          2011    106,825,703         1.00 - 1.86        134,081,143
                                         2010    129,276,662         0.98 - 1.79        156,733,252
                                         2009    153,410,278         0.92 - 1.64        172,680,085
                                         2008    180,915,479         0.76 - 1.33        166,124,166

  LMPVET ClearBridge Variable            2012     22,961,433         1.41 - 1.99         38,808,174
     Mid Cap Core Subaccount             2011     29,141,332         1.22 - 1.71         42,401,069
                                         2010     39,617,087         1.29 - 1.82         61,152,307
                                         2009     49,070,208         1.08 - 1.51         62,841,873
                                         2008     57,996,976         0.81 - 1.13         55,520,897

  LMPVET ClearBridge Variable            2012     31,622,684         1.36 - 2.54         56,626,804
     Small Cap Growth Subaccount         2011     38,530,720         1.17 - 2.17         59,480,568
                                         2010     46,003,583         1.18 - 2.18         71,509,944
                                         2009     54,202,034         0.96 - 1.77         68,494,048
                                         2008     59,867,011         0.69 - 1.26         53,919,156

  LMPVET Investment Counsel              2012     19,935,151         1.03 - 3.39         41,969,589
     Variable Social Awareness           2011     23,310,011         0.94 - 3.10         43,793,657
     Subaccount                          2010     28,992,998         0.95 - 3.14         53,105,312
                                         2009     35,265,807         0.86 - 2.84         55,656,183
                                         2008     39,745,946         0.71 - 2.34         50,092,116

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  LMPVET ClearBridge Variable            2012        0.38         0.30 - 2.65          15.34 - 18.37
     Aggressive Growth                   2011        0.17         0.30 - 2.70          (0.52) - 2.14
     Subaccount                          2010        0.13         0.30 - 2.70          21.43 - 24.70
                                         2009          --         0.30 - 2.70          30.76 - 34.11
                                         2008          --         0.30 - 2.70      (42.18) - (40.60)

  LMPVET ClearBridge Variable            2012        1.49         0.30 - 2.70           0.00 - 15.60
     Appreciation Subaccount             2011        1.44         0.60 - 2.70          (0.18) - 2.06
                                         2010        1.52         0.60 - 2.70           9.69 - 11.88
                                         2009        2.10         0.60 - 2.70          18.86 - 21.39
                                         2008        1.19         0.30 - 2.70      (31.28) - (29.54)

  LMPVET ClearBridge Variable            2012        2.70         0.30 - 2.70          11.02 - 13.86
     Equity Income Builder               2011        3.20         0.30 - 2.70          (2.40) - 7.56
     Subaccount                          2010        3.70         0.30 - 2.70           9.14 - 11.90
                                         2009        3.17         0.30 - 2.70          19.33 - 22.53
                                         2008        0.92         0.30 - 2.75      (36.73) - (35.21)

  LMPVET ClearBridge Variable            2012        1.57         0.30 - 2.75          11.84 - 14.63
     Fundamental All Cap Value           2011        1.24         0.30 - 2.75        (8.77) - (6.50)
     Subaccount                          2010        1.65         0.30 - 2.75          13.48 - 16.32
                                         2009        1.33         0.30 - 2.75          25.84 - 28.91
                                         2008        1.59         0.30 - 2.75      (38.34) - (36.73)

  LMPVET ClearBridge Variable            2012        0.65         0.30 - 2.70          17.13 - 19.99
     Large Cap Growth Subaccount         2011        0.42         0.30 - 2.70        (3.33) - (0.98)
                                         2010        0.11         0.30 - 2.70            6.90 - 9.54
                                         2009        0.27         0.30 - 2.70          38.57 - 42.03
                                         2008        0.26         0.30 - 2.70      (38.96) - (37.50)

  LMPVET ClearBridge Variable            2012        2.19         0.30 - 2.70          13.39 - 16.15
     Large Cap Value Subaccount          2011        2.13         0.30 - 2.70            2.14 - 4.63
                                         2010        2.92         0.30 - 2.70            6.61 - 9.13
                                         2009        1.90         0.30 - 2.70          21.21 - 24.09
                                         2008        1.22         0.30 - 2.70      (37.38) - (35.81)

  LMPVET ClearBridge Variable            2012        0.81         1.30 - 2.70          14.74 - 16.37
     Mid Cap Core Subaccount             2011          --         1.30 - 2.70        (6.52) - (5.18)
                                         2010          --         1.30 - 2.70          19.30 - 20.96
                                         2009        0.46         1.30 - 2.70          32.43 - 34.18
                                         2008        0.19         1.30 - 2.70      (37.03) - (36.11)

  LMPVET ClearBridge Variable            2012        0.33         0.30 - 2.60          16.35 - 19.07
     Small Cap Growth Subaccount         2011          --         0.30 - 2.60          (1.24) - 1.10
                                         2010          --         0.30 - 2.75          21.75 - 24.79
                                         2009          --         0.30 - 2.75          38.93 - 42.35
                                         2008          --         0.30 - 2.75      (42.32) - (40.89)

  LMPVET Investment Counsel              2012        1.43         0.30 - 2.50           7.97 - 10.38
     Variable Social Awareness           2011        1.04         0.30 - 2.50        (2.44) - (0.35)
     Subaccount                          2010        1.29         0.30 - 2.50           9.32 - 11.87
                                         2009        1.52         0.30 - 2.50          19.84 - 22.47
                                         2008        1.84         0.30 - 2.50      (27.04) - (25.45)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  LMPVET Variable Lifestyle              2012     44,938,353         1.43 - 1.95         70,946,364
     Allocation 50% Subaccount           2011     54,802,370         1.29 - 1.74         77,471,705
                                         2010     69,091,278         1.30 - 1.74         97,750,305
                                         2009     82,791,698         1.16 - 1.54        104,008,687
                                         2008    101,668,320         0.89 - 1.18         98,139,570

  LMPVET Variable Lifestyle              2012     29,657,743         1.31 - 1.68         40,633,478
     Allocation 70% Subaccount           2011     35,895,323         1.17 - 1.48         43,491,060
                                         2010     44,663,513         1.20 - 1.51         55,155,290
                                         2009     52,457,087         1.06 - 1.33         57,089,042
                                         2008     61,066,781         0.81 - 1.01         50,738,235

  LMPVET Variable Lifestyle              2012     19,365,531         1.23 - 1.64         25,137,447
     Allocation 85% Subaccount           2011     24,183,514         1.08 - 1.43         27,425,036
                                         2010     28,603,564         1.13 - 1.49         33,646,055
                                         2009     33,143,582         1.00 - 1.30         34,156,185
                                         2008     38,462,858         0.77 - 0.99         30,330,127

  LMPVIT Western Asset                   2012      5,919,632         1.40 - 2.29         10,968,395
     Variable Global High Yield          2011      7,281,992         1.21 - 1.96         11,544,768
     Bond Subaccount                     2010      8,965,094         1.22 - 1.95         14,183,211
                                         2009     10,569,292         1.08 - 1.72         14,895,212
                                         2008     11,006,706         0.71 - 1.12         10,450,813

  LMPVIT Western Asset                   2012     54,128,179         1.54 - 2.75        106,932,282
     Variable High Income                2011     66,903,303         1.33 - 2.36        113,968,018
     Subaccount                          2010     85,709,100         1.32 - 2.33        144,770,864
                                         2009    102,925,900         1.16 - 2.02        151,238,219
                                         2008    123,565,072         0.74 - 1.28        115,143,440

  MIST American Funds                    2012      2,190,157         1.07 - 1.13          2,431,852
     Balanced Allocation                 2011      1,843,499         0.96 - 0.99          1,813,962
     Subaccount                          2010      2,241,816         0.99 - 1.02          2,255,436
     (Commenced 4/28/2008)               2009      1,066,350         0.90 - 0.91            966,059
                                         2008        460,585         0.70 - 0.71            324,976

  MIST American Funds Growth             2012      1,922,890         1.02 - 1.07          2,020,923
     Allocation Subaccount               2011      1,580,396         0.89 - 0.92          1,437,020
     (Commenced 4/28/2008)               2010      2,314,410         0.94 - 0.97          2,214,066
                                         2009        860,371         0.84 - 0.86            733,008
                                         2008        361,073                0.64            231,081

  MIST American Funds                    2012      1,804,687         1.10 - 1.15          2,034,082
     Moderate Allocation                 2011      1,316,789         1.01 - 1.04          1,349,864
     Subaccount                          2010      1,184,260         1.02 - 1.04          1,220,961
     (Commenced 4/28/2008)               2009        664,781         0.94 - 0.95            628,194
                                         2008        127,658         0.77 - 0.78             98,733

  MIST BlackRock High Yield              2012     53,791,302         1.33 - 8.84        132,794,550
     Subaccount                          2011     62,492,572         1.17 - 7.66        132,699,654
                                         2010     72,671,332         1.18 - 7.56        150,232,781
                                         2009     52,060,128         1.10 - 6.58        105,877,776
                                         2008     55,599,982         0.77 - 4.52         78,057,547

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  LMPVET Variable Lifestyle              2012        2.54         1.17 - 1.90          10.96 - 11.77
     Allocation 50% Subaccount           2011        2.37         1.17 - 1.90          (0.77) - 0.00
                                         2010        2.91         1.17 - 1.90          12.26 - 13.04
                                         2009        4.97         1.17 - 1.90          29.82 - 30.79
                                         2008        3.26         1.17 - 1.90      (28.75) - (28.20)

  LMPVET Variable Lifestyle              2012        2.31         1.17 - 1.90          12.43 - 13.26
     Allocation 70% Subaccount           2011        1.81         1.17 - 1.90        (2.42) - (1.79)
                                         2010        2.03         1.17 - 1.90          12.81 - 13.70
                                         2009        3.47         1.17 - 1.90          30.47 - 31.36
                                         2008        2.32         1.17 - 1.90      (34.09) - (33.57)

  LMPVET Variable Lifestyle              2012        1.69         1.17 - 1.90          13.70 - 14.53
     Allocation 85% Subaccount           2011        1.40         1.17 - 1.90        (4.07) - (3.43)
                                         2010        1.57         1.17 - 1.90          13.47 - 14.32
                                         2009        2.32         1.17 - 1.90          30.07 - 30.95
                                         2008        1.65         1.17 - 1.90      (38.60) - (38.15)

  LMPVIT Western Asset                   2012        6.91         1.40 - 2.60          15.28 - 16.67
     Variable Global High Yield          2011        7.29         1.40 - 2.60          (0.90) - 0.31
     Bond Subaccount                     2010        8.24         1.40 - 2.60          12.05 - 13.34
                                         2009       10.68         1.40 - 2.60          51.46 - 53.38
                                         2008       10.04         1.40 - 2.60      (32.56) - (31.80)

  LMPVIT Western Asset                   2012        7.85         0.30 - 2.60          14.84 - 17.52
     Variable High Income                2011        7.96         0.30 - 2.70          (0.29) - 2.07
     Subaccount                          2010        9.24         0.30 - 2.70          13.47 - 16.27
                                         2009       11.51         0.30 - 2.70          55.73 - 59.42
                                         2008       10.18         0.30 - 2.70      (31.84) - (30.18)

  MIST American Funds                    2012        1.61         0.30 - 1.30          12.06 - 13.19
     Balanced Allocation                 2011        1.36         0.30 - 1.30        (3.33) - (2.36)
     Subaccount                          2010        0.76         0.30 - 1.30          10.71 - 11.86
     (Commenced 4/28/2008)               2009          --         0.30 - 1.30          27.64 - 28.85
                                         2008        9.23         0.30 - 1.15      (29.79) - (29.38)

  MIST American Funds Growth             2012        1.18         0.30 - 1.30          14.65 - 15.81
     Allocation Subaccount               2011        1.16         0.30 - 1.30        (6.04) - (4.95)
     (Commenced 4/28/2008)               2010        0.55         0.30 - 1.30          12.11 - 13.07
                                         2009          --         0.30 - 1.30          32.18 - 33.70
                                         2008        8.34         0.30 - 1.30      (36.32) - (35.88)

  MIST American Funds                    2012        1.88         0.30 - 1.30           9.40 - 10.51
     Moderate Allocation                 2011        1.52         0.30 - 1.30        (1.08) - (0.10)
     Subaccount                          2010        1.32         0.30 - 1.30            8.54 - 9.55
     (Commenced 4/28/2008)               2009          --         0.30 - 1.30          21.85 - 22.97
                                         2008        6.60         0.30 - 1.30      (23.20) - (22.67)

  MIST BlackRock High Yield              2012        7.22         0.19 - 2.75          13.37 - 16.57
     Subaccount                          2011        6.91         0.19 - 2.75          (0.43) - 2.32
                                         2010        5.46         0.19 - 2.75          12.17 - 15.88
                                         2009        5.75         0.19 - 2.65          42.84 - 46.92
                                         2008        7.33         0.19 - 2.65      (26.75) - (24.36)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST BlackRock Large Cap               2012     38,383,679         0.87 - 1.59         42,749,505
     Core Subaccount                     2011     46,368,859         0.78 - 1.43         46,041,512
                                         2010     54,907,593         0.79 - 1.45         54,941,051
                                         2009     63,249,054         0.71 - 1.31         56,574,643
                                         2008     71,441,239         0.61 - 1.12         54,264,589

  MIST Clarion Global Real               2012     68,080,621         0.97 - 2.62         76,052,564
     Estate Subaccount                   2011     77,408,843         0.79 - 2.11         69,888,004
                                         2010     89,036,157         0.85 - 2.26         86,851,730
                                         2009     98,568,292         0.75 - 1.98         84,648,075
                                         2008    105,420,478         0.57 - 1.49         68,580,445

  MIST Dreman Small Cap Value            2012      8,174,785         1.18 - 1.88         11,901,829
     Subaccount                          2011      9,341,233         1.03 - 1.62         11,958,752
                                         2010     11,051,153         1.16 - 1.53         15,942,525
                                         2009     11,126,251         0.98 - 1.30         13,676,299
                                         2008     11,190,143         0.77 - 1.02         10,817,418

  MIST Harris Oakmark                    2012     42,865,772         1.21 - 2.40         70,442,950
     International Subaccount            2011     49,035,319         0.95 - 1.85         63,201,065
                                         2010     59,047,438         1.13 - 2.05         89,505,876
                                         2009     65,954,572         0.99 - 1.79         86,620,909
                                         2008     73,645,655         0.65 - 1.17         62,788,056

  MIST Invesco Small Cap                 2012      6,837,358         1.25 - 2.24         11,541,386
     Growth Subaccount                   2011      8,619,870         1.08 - 1.92         12,577,822
                                         2010      8,936,088         1.12 - 1.97         13,490,846
                                         2009      7,370,837         0.91 - 1.17          8,271,522
                                         2008      6,688,902         0.69 - 0.88          5,665,418

  MIST Janus Forty Subaccount            2012     99,435,525         0.82 - 8.61        503,756,143
                                         2011    112,073,709         0.68 - 7.09        460,047,500
                                         2010    130,954,529         0.74 - 7.75        563,298,004
                                         2009    178,453,861         0.69 - 7.16        617,906,720
                                         2008    184,741,781         0.49 - 5.06        456,343,114

  MIST Legg Mason ClearBridge            2012      4,186,645         0.68 - 2.10          3,075,258
     Aggressive Growth Subaccount        2011      4,640,959         0.59 - 0.87          2,996,585
     (Commenced 4/28/2008)               2010        243,732         0.76 - 0.84            194,775
                                         2009        206,409         0.63 - 0.68            138,656
                                         2008        103,980         0.49 - 0.52             52,646

  MIST Loomis Sayles Global              2012     26,809,216         1.94 - 5.88        155,638,699
     Markets Subaccount                  2011     30,124,440         1.69 - 5.08        150,849,568
                                         2010     33,062,109         1.74 - 5.21        169,859,208
                                         2009     43,268,117         1.44 - 4.31        166,789,133
                                         2008     46,805,268         1.04 - 3.10        129,910,023

  MIST Lord Abbett Bond                  2012     26,255,396         1.57 - 2.59         52,064,863
     Debenture Subaccount                2011     32,502,638         1.40 - 2.30         57,917,544
                                         2010     40,480,659         1.37 - 2.22         69,771,604
                                         2009     45,437,764         1.25 - 1.98         70,758,842
                                         2008     50,357,034         0.94 - 1.46         58,397,632

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST BlackRock Large Cap               2012        1.09         0.30 - 2.75          10.41 - 13.16
     Core Subaccount                     2011        1.01         0.30 - 2.75        (2.48) - (0.08)
                                         2010        1.24         0.30 - 2.75           9.44 - 12.18
                                         2009        1.44         0.30 - 2.75          15.99 - 18.86
                                         2008        0.59         0.30 - 2.75      (39.06) - (37.48)

  MIST Clarion Global Real               2012        2.30         0.30 - 2.65          22.74 - 25.92
     Estate Subaccount                   2011        4.13         0.30 - 2.65        (8.05) - (5.57)
                                         2010        8.52         0.30 - 2.75          13.07 - 15.96
                                         2009        3.61         0.30 - 2.75          31.31 - 34.81
                                         2008        2.12         0.30 - 2.75      (43.20) - (41.78)

  MIST Dreman Small Cap Value            2012        0.86         0.00 - 2.60          12.67 - 15.66
     Subaccount                          2011        1.79         0.00 - 2.70      (12.47) - (10.14)
                                         2010        0.88         0.30 - 2.70          16.33 - 19.24
                                         2009        0.92         0.30 - 2.70          25.72 - 28.66
                                         2008        0.75         0.30 - 2.70      (27.24) - (25.45)

  MIST Harris Oakmark                    2012        1.85         0.00 - 2.70          26.01 - 29.47
     International Subaccount            2011        0.03         0.00 - 2.70      (16.26) - (14.01)
                                         2010        2.13         0.30 - 2.70          13.54 - 16.31
                                         2009        8.30         0.30 - 2.70          51.28 - 55.03
                                         2008        2.06         0.30 - 2.70      (42.32) - (40.90)

  MIST Invesco Small Cap                 2012          --         0.30 - 2.60          15.18 - 18.15
     Growth Subaccount                   2011          --         0.30 - 2.70        (3.66) - (1.17)
                                         2010          --         0.30 - 2.70          16.36 - 26.09
                                         2009          --         0.30 - 2.70          30.71 - 33.87
                                         2008          --         0.30 - 2.70      (40.29) - (38.81)

  MIST Janus Forty Subaccount            2012        0.44         0.30 - 2.60          19.67 - 22.47
                                         2011        1.83         0.30 - 2.60        (9.72) - (7.57)
                                         2010        1.83         0.30 - 2.75            6.69 - 9.36
                                         2009          --         0.30 - 2.75          39.33 - 42.78
                                         2008        6.04         0.30 - 2.75      (43.44) - (42.04)

  MIST Legg Mason ClearBridge            2012        0.02         0.00 - 2.60          15.58 - 18.64
     Aggressive Growth Subaccount        2011          --         0.30 - 2.60         (10.09) - 3.32
     (Commenced 4/28/2008)               2010          --         0.30 - 1.30          22.08 - 23.43
                                         2009          --         0.30 - 1.30          31.30 - 32.62
                                         2008          --         0.30 - 0.90      (36.79) - (36.53)

  MIST Loomis Sayles Global              2012        2.54         0.60 - 1.65          15.31 - 16.53
     Markets Subaccount                  2011        2.53         0.60 - 1.65        (2.88) - (1.85)
                                         2010        3.48         0.30 - 1.65          20.39 - 22.05
                                         2009        2.44         0.30 - 1.65          38.65 - 40.52
                                         2008        5.05         0.30 - 1.65      (40.09) - (39.26)

  MIST Lord Abbett Bond                  2012        7.58         0.30 - 2.50          10.38 - 12.85
     Debenture Subaccount                2011        6.33         0.30 - 2.65            2.07 - 4.56
                                         2010        6.51         0.30 - 2.65          10.20 - 12.86
                                         2009        7.78         0.30 - 2.65          33.50 - 36.72
                                         2008        4.53         0.30 - 2.65      (20.53) - (18.67)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO             NET
                                                     UNITS          HIGHEST ($)        ASSETS ($)
                                                -------------   -----------------   ----------------
   MIST Lord Abbett Mid Cap               2012     49,340,187         0.98 - 2.04         57,094,364
      Value Subaccount                    2011     48,643,274         0.88 - 1.30         45,537,282
                                          2010     59,583,746         0.93 - 1.35         59,037,980
                                          2009     70,579,098         0.77 - 1.08         56,795,766
                                          2008     80,119,831         0.62 - 0.86         51,848,646

   MIST Met/Eaton Vance                   2012      2,309,179         1.05 - 1.08          2,477,277
      Floating Rate Subaccount            2011      1,214,850         1.01 - 1.02          1,239,402
      (Commenced 5/3/2010)                2010        711,474         1.01 - 1.02            725,074

   MIST Met/Franklin Mutual               2012        817,253         0.93 - 0.97            779,765
      Shares Subaccount                   2011      1,093,751         0.84 - 0.86            933,129
      (Commenced 4/28/2008)               2010        849,530         0.87 - 0.88            745,697
                                          2009        658,147         0.80 - 0.81            530,058
                                          2008        386,422                0.66            254,151

   MIST Met/Templeton Growth              2012     35,729,148         0.99 - 1.61         41,673,083
      Subaccount                          2011     45,862,165         0.83 - 1.33         44,468,910
      (Commenced 5/3/2010)                2010     31,582,017         0.91 - 1.45         36,594,907

   MIST MetLife Aggressive                2012     51,476,410         0.93 - 1.72         54,584,808
      Strategy Subaccount                 2011     54,062,263         0.81 - 1.51         49,596,505
      (Commenced 5/2/2011)

   MIST MetLife Balanced                  2012     17,469,564         1.11 - 1.30         21,873,632
      Strategy Subaccount                 2011     19,472,712         1.00 - 1.16         21,835,599
      (Commenced 5/4/2009)                2010     21,057,825         1.05 - 1.20         24,508,815
                                          2009     23,223,388         0.94 - 1.07         24,265,282

   MIST MetLife Growth                    2012     15,063,300         1.12 - 1.33         19,264,875
      Strategy Subaccount                 2011     16,695,645         0.99 - 1.17         18,833,183
      (Commenced 5/4/2009)                2010     18,635,211         1.06 - 1.23         22,297,948
                                          2009     22,113,186         0.94 - 1.08         23,350,459

   MIST MetLife Moderate                  2012     11,059,027         1.16 - 1.34         14,233,564
      Strategy Subaccount                 2011     12,096,560         1.06 - 1.21         14,146,314
      (Commenced 5/4/2009)                2010     13,603,309         1.09 - 1.23         16,268,189
                                          2009     13,266,871         1.00 - 1.11         14,418,041

   MIST MFS Emerging Markets              2012     27,471,452         1.41 - 3.61         72,730,901
      Equity Subaccount                   2011     32,814,639         1.22 - 3.09         74,236,005
                                          2010     40,055,591         1.54 - 3.88        113,623,154
                                          2009     45,575,766         1.28 - 3.20        106,330,059
                                          2008     49,186,008         0.78 - 1.93         69,356,966

   MIST MFS Research                      2012     64,389,120         1.11 - 1.98         94,306,211
      International Subaccount            2011     77,589,499         0.98 - 1.72         99,020,711
                                          2010     48,036,599         1.13 - 1.98         71,851,431
                                          2009     57,249,025         1.04 - 1.81         77,964,871
                                          2008     65,026,844         0.81 - 1.40         68,048,654

   MIST MLA Mid Cap Subaccount            2012     43,841,683         0.98 - 2.65         71,798,331
                                          2011     50,098,545         0.95 - 2.52         78,292,549
                                          2010     55,785,950         1.03 - 2.68         94,335,966
                                          2009     64,642,037         0.86 - 2.19         90,411,267
                                          2008     69,717,278         0.64 - 1.60         72,983,686

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                   INCOME           LOWEST TO            LOWEST TO
                                                  RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                -------------   -----------------   ------------------
   MIST Lord Abbett Mid Cap               2012        0.35         0.30 - 2.70            1.60 - 14.35
      Value Subaccount                    2011        0.55         0.30 - 2.70         (6.21) - (4.00)
                                          2010        0.62         0.30 - 2.70           22.09 - 25.23
                                          2009        2.21         0.30 - 2.70           23.15 - 26.08
                                          2008        0.58         0.30 - 2.75       (40.44) - (38.93)

   MIST Met/Eaton Vance                   2012        2.13         1.70 - 2.60             4.56 - 5.51
      Floating Rate Subaccount            2011        1.64         1.70 - 2.60           (0.59) - 0.29
      (Commenced 5/3/2010)                2010          --         1.70 - 2.60             1.44 - 2.04

   MIST Met/Franklin Mutual               2012        0.65         1.70 - 2.50           11.09 - 11.99
      Shares Subaccount                   2011        2.91         1.70 - 2.50         (3.01) - (2.27)
      (Commenced 4/28/2008)               2010          --         1.70 - 2.35             8.38 - 9.15
                                          2009          --         1.70 - 2.35           21.95 - 22.76
                                          2008       10.69         1.70 - 2.25       (34.37) - (34.19)

   MIST Met/Templeton Growth              2012        1.66         1.30 - 2.60           19.08 - 20.65
      Subaccount                          2011        0.95         1.30 - 2.60         (9.26) - (8.07)
      (Commenced 5/3/2010)                2010          --         1.30 - 2.60           10.07 - 11.55

   MIST MetLife Aggressive                2012        0.64         0.30 - 2.55           13.79 - 16.39
      Strategy Subaccount                 2011          --         0.30 - 2.55       (15.03) - (13.69)
      (Commenced 5/2/2011)

   MIST MetLife Balanced                  2012        2.16         1.55 - 2.65           10.94 - 12.17
      Strategy Subaccount                 2011        1.59         1.55 - 2.65         (4.22) - (3.18)
      (Commenced 5/4/2009)                2010        2.15         1.55 - 2.65           10.62 - 11.78
                                          2009          --         1.55 - 2.65           22.33 - 23.27

   MIST MetLife Growth                    2012        1.65         1.55 - 2.55           12.79 - 13.93
      Strategy Subaccount                 2011        1.52         1.55 - 2.55         (6.32) - (5.36)
      (Commenced 5/4/2009)                2010        1.78         1.55 - 2.55           12.60 - 13.67
                                          2009          --         1.55 - 2.55           26.14 - 27.11

   MIST MetLife Moderate                  2012        2.63         1.55 - 2.55            9.55 - 10.66
      Strategy Subaccount                 2011        1.72         1.55 - 2.55         (2.66) - (1.62)
      (Commenced 5/4/2009)                2010        2.50         1.55 - 2.55            9.64 - 10.60
                                          2009          --         1.55 - 2.55           20.11 - 20.98

   MIST MFS Emerging Markets              2012        0.88         0.30 - 2.70           15.71 - 18.74
      Equity Subaccount                   2011        1.55         0.30 - 2.70       (20.90) - (18.66)
                                          2010        1.14         0.30 - 2.75           20.34 - 23.67
                                          2009        1.85         0.30 - 2.75           64.38 - 68.59
                                          2008        0.98         0.30 - 2.75          (58.76) - 0.58

   MIST MFS Research                      2012        1.94         0.30 - 2.65           13.64 - 16.36
      International Subaccount            2011        1.25         0.30 - 2.65       (19.52) - (10.93)
                                          2010        1.78         0.30 - 2.65            8.52 - 11.02
                                          2009        3.25         0.30 - 2.65           28.09 - 31.20
                                          2008        1.70         0.30 - 2.65       (44.56) - (42.53)

   MIST MLA Mid Cap Subaccount            2012        0.61         0.30 - 2.65             2.52 - 5.27
                                          2011        0.91         0.30 - 2.65         (7.80) - (5.41)
                                          2010        1.07         0.30 - 2.65           19.63 - 22.86
                                          2009        1.37         0.30 - 2.65           33.13 - 36.70
                                          2008        0.08         0.30 - 2.65        (39.91) - (3.15)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST Morgan Stanley Mid Cap            2012      8,161,498         0.95 - 2.62         12,071,251
     Growth Subaccount                   2011      9,246,133         0.89 - 2.43         12,904,996
                                         2010     11,758,200         0.97 - 2.66         18,023,005
                                         2009     15,136,307         0.75 - 2.05         17,892,218
                                         2008     16,241,619         0.49 - 1.32         12,604,861

  MIST PIMCO Inflation                   2012     76,954,212         1.33 - 1.67        117,364,047
     Protected Bond Subaccount           2011     81,257,553         1.25 - 1.55        115,644,635
                                         2010     84,809,882         1.15 - 1.41        110,311,164
                                         2009     85,594,721         1.09 - 1.32        104,939,462
                                         2008     84,875,080         0.95 - 1.13         89,827,203

  MIST PIMCO Total Return                2012    230,205,457         1.36 - 2.07        377,907,353
     Subaccount                          2011    260,102,976         1.28 - 1.90        397,228,650
                                         2010    285,034,968         1.28 - 1.85        430,615,868
                                         2009    309,041,939         1.21 - 1.72        437,011,528
                                         2008     20,657,165         1.06 - 1.09         22,251,150

  MIST Pioneer Fund Subaccount           2012     37,349,570         0.89 - 2.00         56,439,683
                                         2011     43,521,716         0.83 - 1.83         60,273,626
                                         2010     30,744,777         0.89 - 1.94         48,832,317
                                         2009     35,071,315         0.78 - 1.69         48,615,076
                                         2008     16,387,552         0.68 - 1.38         18,839,100

  MIST Pioneer Strategic                 2012    117,013,589         1.38 - 3.01        213,840,794
     Income Subaccount                   2011    134,759,531         1.28 - 2.72        224,047,122
                                         2010    163,592,465         1.28 - 2.66        266,557,264
                                         2009    167,562,465         1.17 - 2.40        249,602,835
                                         2008    132,562,461         0.95 - 1.82        156,083,247

  MIST RCM Technology                    2012      8,034,998         0.46 - 1.98          7,495,545
     Subaccount                          2011     10,508,349         0.42 - 1.80          8,570,794
     (Commenced 5/3/2010)                2010      1,999,423         1.14 - 1.42          2,724,803

  MIST SSgA Growth and Income            2012     96,610,845                1.28        123,361,227
     ETF Subaccount                      2011    102,294,878                1.15        117,213,928
                                         2010    110,185,544                1.15        126,498,036
                                         2009    118,121,815                1.04        122,341,279
                                         2008    130,577,256                0.84        109,653,164

  MIST SSgA Growth ETF                   2012    123,165,362                1.21        148,804,069
     Subaccount                          2011    133,087,707                1.06        141,546,856
                                         2010    142,607,091                1.10        156,916,020
                                         2009    151,971,206                0.98        148,328,139
                                         2008    161,274,026                0.77        123,461,622

  MIST T. Rowe Price Large               2012    109,882,316         0.94 - 5.81        116,086,753
     Cap Value Subaccount                2011    128,584,761         0.82 - 4.97        117,195,273
                                         2010    153,267,618         0.88 - 5.23        148,207,202
                                         2009    178,302,083         0.77 - 4.00        149,934,901
                                         2008    200,939,476         0.67 - 3.43        145,054,521

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MIST Morgan Stanley Mid Cap            2012          --         0.30 - 2.60            6.46 - 8.95
     Growth Subaccount                   2011        0.71         0.30 - 2.60        (9.32) - (7.19)
                                         2010        0.12         0.30 - 2.60          28.69 - 31.65
                                         2009        0.01         0.30 - 2.60          53.24 - 56.78
                                         2008        0.43         0.30 - 2.60      (49.06) - (47.29)

  MIST PIMCO Inflation                   2012        3.19         0.00 - 2.75            6.32 - 9.33
     Protected Bond Subaccount           2011        1.81         0.00 - 2.75           8.31 - 11.45
                                         2010        2.54         0.30 - 2.75            5.00 - 7.67
                                         2009        3.81         0.30 - 2.75          14.94 - 18.00
                                         2008        3.82         0.30 - 2.70        (9.46) - (7.14)

  MIST PIMCO Total Return                2012        3.16         0.30 - 2.75            6.29 - 8.94
     Subaccount                          2011        2.63         0.30 - 2.75          (1.23) - 2.81
                                         2010        3.67         0.30 - 2.70            5.25 - 7.89
                                         2009        0.57         0.30 - 2.70          10.87 - 16.13
                                         2008        3.60         1.70 - 2.60        (2.22) - (1.36)

  MIST Pioneer Fund Subaccount           2012        1.48         0.30 - 2.70           7.48 - 10.26
                                         2011        0.93         0.30 - 2.65       (12.60) - (4.78)
                                         2010        0.94         0.30 - 2.60          13.24 - 15.84
                                         2009        1.01         0.30 - 2.60          20.72 - 26.30
                                         2008        1.12         0.30 - 2.60      (34.56) - (32.98)

  MIST Pioneer Strategic                 2012        4.97         0.30 - 2.85           8.31 - 11.29
     Income Subaccount                   2011        4.80         0.30 - 2.85            0.55 - 3.36
                                         2010        5.15         0.30 - 2.75           8.94 - 11.80
                                         2009        4.51         0.30 - 2.75          22.59 - 32.67
                                         2008        6.69         0.30 - 2.70      (14.11) - (10.96)

  MIST RCM Technology                    2012          --         1.40 - 2.65           9.34 - 10.71
     Subaccount                          2011          --         1.40 - 2.65      (19.68) - (11.36)
     (Commenced 5/3/2010)                2010          --         1.55 - 2.65          23.05 - 24.41

  MIST SSgA Growth and Income            2012        2.37                1.25                  11.44
     ETF Subaccount                      2011        1.76                1.25                 (0.17)
                                         2010        1.37                1.25                  10.81
                                         2009        2.14                1.25                  23.33
                                         2008        1.90                1.25                (25.99)

  MIST SSgA Growth ETF                   2012        1.94                1.25                  13.60
     Subaccount                          2011        1.62                1.25                 (3.27)
                                         2010        1.53                1.25                  12.70
                                         2009        1.93                1.25                  27.42
                                         2008        1.56                1.25                (33.74)

  MIST T. Rowe Price Large               2012        1.45         0.30 - 2.70          14.82 - 17.62
     Cap Value Subaccount                2011        0.65         0.30 - 2.70        (6.61) - (4.26)
                                         2010        1.06         0.30 - 2.70          13.90 - 16.69
                                         2009        2.27         0.30 - 2.70          15.27 - 18.02
                                         2008        1.55         0.30 - 2.70      (38.03) - (36.47)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST T. Rowe Price Mid Cap             2012      2,028,845         0.99 - 1.77          2,812,261
     Growth Subaccount                   2011      2,874,302         0.89 - 1.59          3,490,853
     (Commenced 4/28/2008)               2010      2,637,941         0.93 - 1.64          3,627,883
                                         2009      2,174,650         0.76 - 1.30          2,536,266
                                         2008      1,198,311         0.76 - 0.91          1,061,661

  MIST Third Avenue Small Cap            2012     87,597,110         0.96 - 2.58        124,998,359
     Value Subaccount                    2011    102,729,374         0.84 - 2.22        125,154,359
                                         2010    118,085,929         0.95 - 1.91        155,522,778
                                         2009    135,415,681         0.81 - 1.62        149,634,615
                                         2008    150,325,118         0.66 - 1.30        132,190,608

  MIST Turner Mid Cap Growth             2012      1,433,797         1.24 - 1.63          2,189,158
     Subaccount                          2011      1,652,474         1.20 - 1.56          2,427,483
     (Commenced 4/28/2008)               2010      1,767,559         1.33 - 1.72          2,845,882
                                         2009      2,403,026         1.07 - 1.37          3,118,333
                                         2008      2,586,292         0.75 - 0.95          2,331,082

  MIST Van Kampen Comstock               2012    105,506,703         1.03 - 1.81        150,180,851
     Subaccount                          2011    137,929,311         0.90 - 1.54        168,446,892
                                         2010    178,757,353         0.93 - 1.57        225,341,481
                                         2009    212,159,391         0.83 - 1.37        237,036,843
                                         2008        938,859         0.68 - 0.70            648,344

  Morgan Stanley Multi Cap               2012        634,940         1.41 - 1.80          1,052,964
     Growth Subaccount                   2011        683,491         1.29 - 1.63          1,037,271
                                         2010        877,893         1.40 - 1.78          1,463,366
                                         2009        921,618         1.13 - 1.42          1,228,624
                                         2008        938,169         0.68 - 0.84            753,390

  MSF Barclays Capital                   2012     40,275,965         1.36 - 2.56         95,180,911
     Aggregate Bond Index                2011     45,268,185         1.31 - 2.49        103,893,632
     Subaccount                          2010     51,647,712         1.24 - 2.35        111,235,771
                                         2009     62,894,452         1.18 - 2.24        124,909,151
                                         2008     71,329,220         1.14 - 2.16        135,715,355

  MSF BlackRock Aggressive               2012     80,896,694         0.62 - 1.71         83,365,935
     Growth Subaccount                   2011     95,805,405         0.57 - 1.57         90,389,497
                                         2010    116,770,017         0.60 - 1.66        114,976,088
                                         2009    136,340,583         0.53 - 1.46        118,461,145
                                         2008    154,809,818         0.36 - 1.00         91,555,768

  MSF BlackRock Bond Income              2012    159,459,776         1.10 - 2.15        227,477,835
     Subaccount                          2011    185,391,674         1.06 - 2.03        250,881,660
                                         2010    225,736,980         1.02 - 1.93        291,924,540
                                         2009    254,242,025         0.97 - 1.81        310,155,879
                                         2008    265,533,848         0.91 - 1.67        305,259,676

  MSF BlackRock Diversified              2012     95,084,218         1.14 - 2.80        241,918,758
     Subaccount                          2011    105,534,840         1.05 - 2.53        241,546,529
                                         2010    118,061,128         1.04 - 2.46        263,504,413
                                         2009    141,009,077         0.97 - 5.48        281,893,639
                                         2008     68,632,597         0.86 - 1.96        122,906,726

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MIST T. Rowe Price Mid Cap             2012          --         1.55 - 2.65          10.69 - 11.93
     Growth Subaccount                   2011          --         1.55 - 2.65        (4.25) - (3.18)
     (Commenced 4/28/2008)               2010          --         1.55 - 2.65          24.40 - 25.73
                                         2009          --         1.55 - 2.65          29.50 - 43.23
                                         2008          --         1.55 - 2.65      (38.51) - (38.05)

  MIST Third Avenue Small Cap            2012          --         0.30 - 2.70          14.83 - 17.63
     Value Subaccount                    2011        1.07         0.30 - 2.70       (16.37) - (9.27)
                                         2010        1.21         0.30 - 2.70          16.75 - 19.59
                                         2009        1.19         0.30 - 2.70          23.10 - 26.11
                                         2008        0.77         0.30 - 2.70      (31.74) - (30.08)

  MIST Turner Mid Cap Growth             2012          --         1.55 - 2.65            3.23 - 4.38
     Subaccount                          2011          --         1.55 - 2.65        (9.85) - (8.85)
     (Commenced 4/28/2008)               2010          --         1.55 - 2.65          23.84 - 25.24
                                         2009          --         1.55 - 2.65          43.39 - 44.93
                                         2008          --         1.55 - 2.65      (45.80) - (45.39)

  MIST Van Kampen Comstock               2012        1.34         0.30 - 2.75          15.29 - 18.16
     Subaccount                          2011        1.19         0.30 - 2.75        (4.15) - (1.73)
                                         2010        1.58         0.30 - 2.75          11.79 - 14.51
                                         2009        0.01         0.30 - 2.75          23.19 - 31.15
                                         2008        2.17         1.70 - 2.60      (37.55) - (37.01)

  Morgan Stanley Multi Cap               2012          --         1.60 - 2.50           9.31 - 10.31
     Growth Subaccount                   2011          --         1.60 - 2.60        (9.30) - (8.48)
                                         2010          --         1.60 - 2.60          24.13 - 25.44
                                         2009        0.12         1.60 - 2.60          66.53 - 68.13
                                         2008        0.17         1.60 - 2.60      (49.11) - (48.57)

  MSF Barclays Capital                   2012        3.74         0.30 - 1.30            2.55 - 3.59
     Aggregate Bond Index                2011        3.57         0.30 - 1.40            5.99 - 7.17
     Subaccount                          2010        3.84         0.30 - 1.40            4.57 - 5.75
                                         2009        6.40         0.30 - 1.40            3.69 - 4.85
                                         2008        4.71         0.30 - 1.40            4.50 - 5.66

  MSF BlackRock Aggressive               2012          --         0.30 - 2.70           7.91 - 10.55
     Growth Subaccount                   2011        0.22         0.30 - 2.70        (5.78) - (3.37)
                                         2010          --         0.30 - 2.70          12.16 - 14.83
                                         2009        0.07         0.30 - 2.70          45.36 - 48.77
                                         2008          --         0.30 - 2.70      (47.24) - (45.92)

  MSF BlackRock Bond Income              2012        2.66         0.30 - 2.75            4.46 - 7.22
     Subaccount                          2011        3.98         0.30 - 2.75            3.53 - 6.25
                                         2010        3.97         0.30 - 2.75            5.26 - 8.01
                                         2009        6.84         0.30 - 2.75            5.70 - 9.11
                                         2008        5.16         0.30 - 2.75        (9.43) - (3.72)

  MSF BlackRock Diversified              2012        2.29         0.30 - 2.65           9.16 - 12.04
     Subaccount                          2011        2.45         0.30 - 2.65            0.87 - 3.44
                                         2010        1.96         0.30 - 2.65            6.47 - 9.35
                                         2009        2.89         0.30 - 2.65          13.92 - 18.94
                                         2008        2.82         0.30 - 2.65      (26.08) - (23.80)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF BlackRock Large Cap                2012     11,585,791         0.93 - 1.40         14,563,747
     Value Subaccount                    2011     13,528,382         0.83 - 1.24         15,175,781
     (Commenced 4/28/2008)               2010     15,747,692         0.84 - 1.21         17,609,264
                                         2009     18,388,146         0.79 - 1.12         19,257,470
                                         2008     18,738,894         0.73 - 1.01         17,997,131

  MSF BlackRock Legacy Large             2012    165,758,971         0.71 - 3.42        197,078,248
     Cap Growth Subaccount               2011    197,272,481         0.63 - 3.03        206,180,160
     (Commenced 4/28/2008)               2010    232,943,584         0.71 - 3.37        268,487,543
                                         2009    278,436,667         0.60 - 2.85        269,927,201
                                         2008          8,268                2.34             19,311

  MSF BlackRock Money Market             2012    305,952,973         0.92 - 2.41        338,263,961
     Subaccount                          2011    355,598,094         0.94 - 1.81        396,781,383
                                         2010    390,620,368         0.97 - 1.84        442,249,891
                                         2009    292,409,144         1.00 - 1.87        335,600,209
                                         2008    380,710,006         1.02 - 1.89        441,091,140

  MSF Davis Venture Value                2012     81,093,170         0.94 - 1.61        103,067,131
     Subaccount                          2011     96,387,852         0.85 - 1.46        110,626,783
     (Commenced 4/28/2008)               2010     39,290,500         0.90 - 1.34         46,053,005
                                         2009     46,272,413         0.82 - 1.22         49,036,833
                                         2008     50,458,028         0.63 - 0.94         41,210,080

  MSF FI Value Leaders                   2012     53,094,176         0.92 - 1.77         71,649,885
     Subaccount                          2011     63,384,285         0.81 - 1.56         75,345,632
                                         2010     77,016,714         0.88 - 1.68         99,325,424
                                         2009     90,780,311         0.79 - 1.49        103,755,815
                                         2008    105,348,325         0.66 - 1.24        100,762,189

  MSF Jennison Growth                    2012    347,786,347         0.61 - 1.68        317,110,813
     Subaccount                          2011     60,489,570         0.53 - 1.48         43,819,251
     (Commenced 4/28/2008)               2010     76,713,717         0.54 - 1.50         56,595,399
                                         2009     92,196,381         0.49 - 1.37         61,763,702
                                         2008    110,066,602         0.36 - 1.00         52,990,327

  MSF Loomis Sayles Small Cap            2012        324,926         3.18 - 3.77          1,156,434
     Core Subaccount                     2011        421,875         2.86 - 3.35          1,346,982
     (Commenced 5/4/2009)                2010        192,214         2.93 - 3.40            628,433
                                         2009        123,912         2.40 - 2.72            325,388

  MSF Met/Artisan Mid Cap                2012        727,228         2.36 - 2.52          1,786,794
     Value Subaccount                    2011        918,844         2.16 - 2.29          2,053,497
     (Commenced 5/3/2010)                2010      1,029,255         2.07 - 2.18          2,194,400

  MSF Met/Dimensional                    2012        512,674         1.58 - 1.64            828,694
     International Small Company         2011         82,833         1.38 - 1.41            115,816
     Subaccount                          2010         63,743         1.68 - 1.71            108,458
     (Commenced 5/4/2009)                2009         53,278         1.41 - 1.42             75,431

  MSF MetLife Conservative               2012     33,750,786         1.19 - 1.41         43,181,333
     Allocation Subaccount               2011     31,816,365         1.12 - 1.29         37,895,228
                                         2010     32,850,961         1.11 - 1.26         38,552,233
                                         2009     30,329,127         1.04 - 1.14         32,861,250
                                         2008     26,245,707         0.89 - 0.95         23,973,280

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF BlackRock Large Cap                2012        1.44         0.30 - 2.65          10.97 - 13.63
     Value Subaccount                    2011        0.93         0.30 - 2.65          (0.64) - 1.81
     (Commenced 4/28/2008)               2010        0.86         0.30 - 2.65            6.10 - 8.59
                                         2009        1.36         0.30 - 2.65           8.19 - 10.69
                                         2008          --         0.30 - 2.65      (32.35) - (31.26)

  MSF BlackRock Legacy Large             2012        0.31         0.30 - 2.65          11.23 - 14.03
     Cap Growth Subaccount               2011        0.19         0.30 - 2.70       (11.49) - (9.26)
     (Commenced 4/28/2008)               2010        0.24         0.30 - 2.75          16.47 - 19.49
                                         2009          --         0.30 - 2.75          28.38 - 30.51
                                         2008          --                0.30                (34.82)

  MSF BlackRock Money Market             2012          --         0.30 - 2.75        (2.73) - (0.30)
     Subaccount                          2011          --         0.30 - 2.85        (2.74) - (0.26)
                                         2010        0.01         0.30 - 2.75          (2.77) - 0.55
                                         2009        0.45         0.30 - 2.75          (2.34) - 0.09
                                         2008        2.77         0.30 - 2.90          (0.10) - 3.28

  MSF Davis Venture Value                2012        0.69         0.30 - 2.65           9.66 - 12.52
     Subaccount                          2011        0.48         0.30 - 2.70       (12.22) - (4.37)
     (Commenced 4/28/2008)               2010        0.99         0.30 - 2.75           8.80 - 11.64
                                         2009        1.55         0.30 - 2.75          28.12 - 31.64
                                         2008          --         0.30 - 2.75      (38.81) - (37.72)

  MSF FI Value Leaders                   2012        1.14         0.30 - 2.65          12.44 - 15.30
     Subaccount                          2011        1.05         0.30 - 2.65        (8.80) - (6.57)
                                         2010        1.56         0.30 - 2.65          11.26 - 14.05
                                         2009        2.82         0.30 - 2.65          18.31 - 21.34
                                         2008        1.84         0.30 - 2.65      (40.60) - (39.17)

  MSF Jennison Growth                    2012        0.01         0.30 - 2.60         (4.86) - 15.21
     Subaccount                          2011        0.11         0.30 - 2.60        (2.35) - (0.07)
     (Commenced 4/28/2008)               2010        0.46         0.30 - 2.60           8.51 - 10.94
                                         2009        0.04         0.30 - 2.60          36.00 - 39.13
                                         2008          --         0.30 - 2.60      (34.22) - (33.18)

  MSF Loomis Sayles Small Cap            2012          --         1.70 - 2.60          11.32 - 12.33
     Core Subaccount                     2011          --         1.70 - 2.60        (2.22) - (1.35)
     (Commenced 5/4/2009)                2010          --         1.70 - 2.60          23.94 - 25.06
                                         2009          --         1.70 - 2.50          26.14 - 26.77

  MSF Met/Artisan Mid Cap                2012        0.81         1.40 - 2.10           9.25 - 10.02
     Value Subaccount                    2011        0.77         1.40 - 2.10            4.30 - 5.04
     (Commenced 5/3/2010)                2010          --         1.40 - 2.10          14.63 - 15.44

  MSF Met/Dimensional                    2012        0.49         1.70 - 2.50          14.98 - 15.91
     International Small Company         2011        1.88         1.70 - 2.50      (18.35) - (17.63)
     Subaccount                          2010        1.23         1.70 - 2.50          19.60 - 20.55
     (Commenced 5/4/2009)                2009          --         1.70 - 2.50          38.45 - 39.18

  MSF MetLife Conservative               2012        2.99         0.30 - 2.70            6.26 - 8.85
     Allocation Subaccount               2011        2.43         0.30 - 2.70            0.45 - 2.95
                                         2010        3.77         0.30 - 2.70            7.12 - 9.70
                                         2009        3.10         0.30 - 2.70          17.38 - 20.17
                                         2008        0.89         0.30 - 2.70      (16.65) - (14.70)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO              NET
                                                     UNITS          HIGHEST ($)         ASSETS ($)
                                                -------------    -----------------   ---------------
   MSF MetLife Conservative to            2012     69,601,690          1.13 - 1.35        86,810,589
      Moderate Allocation                 2011     75,138,747          1.05 - 1.22        85,251,503
      Subaccount                          2010     81,246,395          1.06 - 1.21        92,534,789
                                          2009     86,062,934          0.98 - 1.09        89,073,057
                                          2008     89,863,744          0.82 - 0.88        76,216,690

   MSF MetLife Mid Cap Stock              2012      6,983,172                 1.28         8,935,310
      Index Subaccount                    2011      6,867,767                 1.10         7,567,180
                                          2010      6,949,687                 1.14         7,903,300
                                          2009      6,859,089                 0.91         6,254,414
                                          2008      6,459,837                 0.67         4,353,823

   MSF MetLife Moderate                   2012    342,679,345          1.06 - 1.72       406,247,240
      Allocation Subaccount               2011    365,836,158          0.96 - 1.13       387,765,148
                                          2010    393,118,303          1.00 - 1.15       427,765,478
                                          2009    422,006,805          0.91 - 1.02       411,199,938
                                          2008    448,656,252          0.74 - 0.81       349,923,570

   MSF MetLife Moderate to                2012    301,438,988          1.00 - 1.21       341,958,464
      Aggressive Allocation               2011    320,193,265          0.89 - 1.05       318,588,616
      Subaccount                          2010    343,766,439          0.94 - 1.10       359,791,293
                                          2009    385,002,457          0.85 - 0.96       356,369,177
                                          2008    401,062,441          0.67 - 0.75       290,979,056

   MSF MetLife Stock Index                2012    746,876,608         0.85 - 24.72       955,635,335
      Subaccount                          2011    660,304,058          0.78 - 3.51       710,740,551
                                          2010    752,977,742          0.79 - 2.08       807,958,649
                                          2009    956,309,555          0.70 - 1.82       894,068,941
                                          2008    491,992,717          0.56 - 1.45       354,305,788

   MSF MFS Total Return                   2012    252,752,393          0.97 - 3.15       465,580,415
      Subaccount                          2011    300,786,307          0.90 - 2.86       499,287,986
                                          2010    365,263,272          0.90 - 2.83       594,788,580
                                          2009    424,517,109          0.85 - 2.61       636,362,549
                                          2008    485,162,845          0.74 - 2.23       625,319,073

   MSF MFS Value Subaccount               2012     42,193,599          1.17 - 1.80        64,099,072
                                          2011     48,193,344          1.11 - 1.58        63,956,024
                                          2010     55,157,576          1.12 - 1.60        73,901,755
                                          2009     58,644,242          1.02 - 1.47        71,463,612
                                          2008     62,480,214          0.86 - 1.25        64,279,938

   MSF MSCI EAFE Index                    2012     31,591,933          0.91 - 2.18        59,212,775
      Subaccount                          2011     35,199,957          0.78 - 1.87        56,199,006
                                          2010     39,250,929          0.91 - 2.16        72,320,627
                                          2009     48,947,939          0.85 - 2.03        81,732,457
                                          2008     52,994,262          0.68 - 1.59        69,092,998

   MSF Neuberger Berman                   2012         70,294          1.58 - 1.77           118,604
      Genesis Subaccount                  2011         12,539          1.57 - 1.64            20,005
      (Commenced 5/2/2011)

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------------------------------
                                                 INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                    INCOME           LOWEST TO            LOWEST TO
                                                   RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                --------------   -----------------   ------------------
   MSF MetLife Conservative to            2012        2.94          0.30 - 2.65            8.53 - 11.13
      Moderate Allocation                 2011        2.07          0.30 - 2.65           (1.60) - 0.75
      Subaccount                          2010        3.47          0.30 - 2.65            8.59 - 11.14
                                          2009        3.32          0.30 - 2.50           20.61 - 23.27
                                          2008        1.12          0.30 - 2.50       (23.55) - (21.83)

   MSF MetLife Mid Cap Stock              2012        1.02                 1.25                   16.13
      Index Subaccount                    2011        0.93                 1.25                  (3.08)
                                          2010        1.00                 1.25                   24.67
                                          2009        1.77                 1.25                   35.31
                                          2008        1.37                 1.25                 (36.95)

   MSF MetLife Moderate                   2012        2.31          0.00 - 2.75           10.15 - 13.24
      Allocation Subaccount               2011        1.53          0.30 - 2.75         (4.00) - (1.65)
                                          2010        2.63          0.30 - 2.75           10.02 - 12.81
                                          2009        3.02          0.30 - 2.75           23.17 - 26.14
                                          2008        0.82          0.30 - 2.75       (30.60) - (28.80)

   MSF MetLife Moderate to                2012        1.91          0.30 - 2.60           12.41 - 15.04
      Aggressive Allocation               2011        1.42          0.30 - 2.55         (6.22) - (4.01)
      Subaccount                          2010        2.21          0.30 - 2.65           11.72 - 14.39
                                          2009        2.58          0.30 - 2.65           25.71 - 28.72
                                          2008        0.62          0.30 - 2.65       (36.84) - (35.33)

   MSF MetLife Stock Index                2012        1.43          0.28 - 3.50           11.63 - 15.43
      Subaccount                          2011        1.65          0.28 - 3.50           (1.73) - 1.51
                                          2010        1.80          0.28 - 3.50           10.69 - 14.51
                                          2009        1.48          0.28 - 3.50           22.80 - 28.15
                                          2008        1.98          0.28 - 2.50       (38.82) - (37.32)

   MSF MFS Total Return                   2012        2.74          0.30 - 2.75            8.27 - 11.03
      Subaccount                          2011        2.65          0.30 - 2.75           (0.60) - 1.87
                                          2010        2.94          0.30 - 2.75             6.82 - 9.55
                                          2009        4.24          0.30 - 2.75           15.10 - 18.01
                                          2008        3.54          0.30 - 2.90       (24.58) - (22.59)

   MSF MFS Value Subaccount               2012        1.95          0.30 - 2.65           13.33 - 16.30
                                          2011        1.61          0.30 - 2.70           (1.82) - 0.51
                                          2010        1.45          0.30 - 2.70            8.31 - 11.16
                                          2009          --          0.30 - 2.70           17.51 - 20.39
                                          2008        1.88          0.30 - 2.70       (34.35) - (31.31)

   MSF MSCI EAFE Index                    2012        3.14          0.30 - 1.60           16.44 - 17.97
      Subaccount                          2011        2.51          0.30 - 1.60       (13.96) - (12.76)
                                          2010        2.90          0.30 - 1.60             6.56 - 7.83
                                          2009        4.32          0.30 - 1.60           26.52 - 28.27
                                          2008        3.03          0.30 - 1.60       (42.99) - (42.23)

   MSF Neuberger Berman                   2012        0.12          1.70 - 2.60             6.92 - 7.89
      Genesis Subaccount                  2011          --          1.70 - 2.10         (7.49) - (7.23)
      (Commenced 5/2/2011)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF Oppenheimer Global                 2012    280,274,259         1.01 - 1.99        316,647,038
     Equity Subaccount                   2011    319,487,588         0.85 - 1.68        301,581,617
                                         2010    355,293,700         0.96 - 1.86        371,423,984
                                         2009    410,567,773         0.85 - 1.59        374,398,305
                                         2008    448,654,570         0.62 - 1.15        295,841,010

  MSF Russell 2000 Index                 2012     33,654,928         1.43 - 3.25         96,816,463
     Subaccount                          2011     37,289,119         1.25 - 2.83         93,301,295
                                         2010     41,489,141         1.33 - 2.99        109,316,701
                                         2009     52,166,793         1.06 - 2.38        102,896,929
                                         2008     54,971,926         0.86 - 1.92         87,292,343

  MSF T. Rowe Price Large Cap            2012     32,201,056         1.12 - 1.88         38,929,294
     Growth Subaccount                   2011     37,121,993         0.97 - 1.59         38,361,890
                                         2010     45,753,740         1.01 - 1.61         48,700,718
                                         2009     53,594,235         0.89 - 1.39         49,610,845
                                         2008     59,778,256         0.64 - 0.97         39,237,067

  MSF T. Rowe Price Small Cap            2012     62,635,996         1.15 - 2.32         98,474,574
     Growth Subaccount                   2011     71,061,468         1.02 - 2.01         97,794,789
     (Commenced 4/28/2008)               2010     76,912,938         1.03 - 2.00        105,806,004
                                         2009     84,858,983         0.79 - 1.49         87,765,568
                                         2008     91,237,701         0.58 - 1.08         69,058,943

  MSF Western Asset                      2012     33,573,093         1.21 - 2.91         55,654,805
     Management Strategic Bond           2011     39,676,652         1.11 - 2.65         59,620,518
     Opportunities Subaccount            2010      3,494,208         2.29 - 2.52          8,424,280
                                         2009      3,762,287         2.06 - 2.27          8,142,474
                                         2008      4,192,426         1.58 - 1.74          6,937,973

  MSF Western Asset                      2012     89,352,294         1.10 - 2.58        134,993,660
     Management U.S. Government          2011    101,794,264         1.07 - 2.53        148,935,292
     Subaccount                          2010    125,335,567         1.04 - 2.42        173,254,111
                                         2009    140,576,689         1.00 - 2.31        185,790,047
                                         2008    165,146,188         1.01 - 2.24        209,916,401

  Pioneer VCT Emerging                   2012      5,609,487         1.58 - 2.96         14,604,398
     Markets Subaccount                  2011      6,504,758         1.39 - 2.69         15,409,987
                                         2010      8,376,046         1.86 - 3.58         26,221,434
                                         2009      9,315,020         1.65 - 3.15         25,836,006
                                         2008      8,306,485         0.97 - 1.84         13,714,981

  Pioneer VCT Equity Income              2012     11,046,306         1.22 - 1.73         17,874,031
     Subaccount                          2011     12,775,811         1.13 - 1.60         19,180,928
                                         2010     14,712,580         1.09 - 1.53         21,292,601
                                         2009     16,094,477         0.91 - 1.31         19,818,006
                                         2008     18,907,498         0.82 - 1.17         20,833,195

  Pioneer VCT Fundamental                2012      9,719,668         1.02 - 1.11         10,469,380
     Value Subaccount                    2011     10,856,888         0.94 - 1.02         10,766,616
                                         2010     13,452,820         1.01 - 1.07         14,111,087
                                         2009     14,948,808         0.94 - 1.00         14,626,585
                                         2008     14,609,008         0.84 - 0.87         12,564,364

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF Oppenheimer Global                 2012        1.59         0.30 - 2.70          17.93 - 20.81
     Equity Subaccount                   2011        1.94         0.30 - 2.70       (10.84) - (8.68)
                                         2010        1.52         0.30 - 2.70          12.45 - 16.53
                                         2009        2.51         0.30 - 2.70          36.04 - 40.00
                                         2008        2.07         0.30 - 2.75      (42.21) - (40.55)

  MSF Russell 2000 Index                 2012        1.16         0.30 - 1.65          14.44 - 16.00
     Subaccount                          2011        1.08         0.30 - 1.65        (5.64) - (4.33)
                                         2010        1.17         0.30 - 1.65          24.90 - 26.48
                                         2009        2.08         0.30 - 1.65          23.86 - 25.64
                                         2008        1.30         0.30 - 1.65      (34.53) - (33.61)

  MSF T. Rowe Price Large Cap            2012          --         0.30 - 2.65          15.56 - 18.32
     Growth Subaccount                   2011          --         0.30 - 2.65        (3.96) - (1.61)
                                         2010        0.07         0.30 - 2.65          13.72 - 16.38
                                         2009        0.34         0.30 - 2.65          39.25 - 42.59
                                         2008        0.29         0.30 - 2.65      (43.53) - (42.18)

  MSF T. Rowe Price Small Cap            2012          --         0.30 - 2.65          12.86 - 15.56
     Growth Subaccount                   2011          --         0.30 - 2.65          (1.18) - 1.10
     (Commenced 4/28/2008)               2010          --         0.30 - 2.65          31.04 - 34.21
                                         2009        0.06         0.30 - 2.65          34.93 - 38.25
                                         2008          --         0.30 - 2.65      (34.75) - (33.70)

  MSF Western Asset                      2012        3.46         1.17 - 2.60           8.42 - 10.19
     Management Strategic Bond           2011        0.87         1.17 - 2.60            0.69 - 4.89
     Opportunities Subaccount            2010        6.37         1.17 - 1.45          11.08 - 11.45
                                         2009        6.88         1.17 - 1.45          30.34 - 30.64
                                         2008        4.25         1.17 - 1.45      (16.23) - (15.99)

  MSF Western Asset                      2012        2.10         0.15 - 2.45            0.86 - 3.21
     Management U.S. Government          2011        1.53         0.15 - 2.45            2.95 - 5.33
     Subaccount                          2010        2.75         0.15 - 2.45            3.23 - 5.63
                                         2009        4.76         0.15 - 2.45            1.78 - 4.15
                                         2008        3.03         0.15 - 2.45        (2.77) - (0.45)

  Pioneer VCT Emerging                   2012        0.21         1.50 - 2.75            8.61 - 9.99
     Markets Subaccount                  2011          --         1.50 - 2.75      (25.68) - (24.74)
                                         2010        0.31         1.50 - 2.75          12.48 - 13.89
                                         2009        0.89         1.50 - 2.75          69.34 - 71.42
                                         2008        0.09         1.50 - 2.75      (59.46) - (58.92)

  Pioneer VCT Equity Income              2012        3.67         1.50 - 2.60            7.13 - 8.32
     Subaccount                          2011        1.99         1.50 - 2.60            3.05 - 4.17
                                         2010        2.05         1.50 - 2.60          16.21 - 17.49
                                         2009        3.08         1.50 - 2.60          10.96 - 12.19
                                         2008        2.58         1.50 - 2.60      (32.29) - (31.52)

  Pioneer VCT Fundamental                2012        0.99         1.50 - 2.75            7.58 - 8.94
     Value Subaccount                    2011        0.73         1.50 - 2.75        (6.23) - (5.04)
                                         2010        0.59         1.50 - 2.75            6.31 - 7.64
                                         2009        0.78         1.50 - 2.75          12.54 - 14.01
                                         2008        1.38         1.50 - 2.75      (34.39) - (33.56)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   -----------------   ---------------
  Pioneer VCT Ibbotson Growth            2012     196,235,811         1.01 - 1.22       226,048,727
     Allocation Subaccount               2011     206,818,842         0.93 - 1.11       217,767,479
                                         2010     221,599,749         0.99 - 1.16       246,699,062
                                         2009     235,330,904         0.89 - 1.03       233,598,663
                                         2008     241,041,098         0.69 - 0.79       184,451,666

  Pioneer VCT Ibbotson                   2012      97,323,359         1.05 - 1.25       114,841,514
     Moderate Allocation                 2011     107,898,072         0.97 - 1.13       116,552,439
     Subaccount                          2010     119,014,176         1.02 - 1.18       134,202,065
                                         2009     127,523,679         0.92 - 1.05       129,177,322
                                         2008     131,739,676         0.72 - 0.81       103,808,691

  Pioneer VCT Mid Cap Value              2012      17,566,894         1.19 - 1.82        28,565,653
     Subaccount                          2011      21,724,375         1.10 - 1.67        32,437,470
                                         2010      27,106,926         1.21 - 1.80        43,769,962
                                         2009      31,686,148         0.95 - 1.55        43,949,273
                                         2008      36,082,317         0.77 - 1.26        40,897,724

  Pioneer VCT Real Estate                2012       5,535,016         1.53 - 2.50        12,543,885
     Shares Subaccount                   2011       6,712,774         1.34 - 2.19        13,366,638
                                         2010       8,080,999         1.24 - 2.03        15,025,737
                                         2009       8,382,574         0.96 - 1.60        12,313,902
                                         2008       8,720,284         0.75 - 1.24        10,025,395

  UIF Growth Subaccount                  2012       5,479,096         0.93 - 1.93         7,099,628
                                         2011       6,391,312         0.82 - 1.72         7,349,810
                                         2010       7,852,817         0.86 - 1.81         9,543,702
                                         2009       9,106,525         0.71 - 1.50         9,168,364
                                         2008      10,817,955         0.44 - 0.92         6,578,629

  UIF U.S. Real Estate                   2012       9,063,057         1.49 - 1.55        13,803,143
     Subaccount                          2011      11,698,765         1.31 - 1.36        15,642,002
                                         2010      16,338,780         1.26 - 1.30        20,965,294
                                         2009      20,079,803         0.99 - 1.01        20,149,396
                                         2008      21,716,459         0.79 - 0.80        17,256,470

  Wells Fargo VT Small Cap               2012       1,781,119         1.53 - 2.37         3,080,263
     Value Subaccount                    2011       2,074,209         1.36 - 2.09         3,218,582
                                         2010       2,391,673         1.48 - 2.27         4,028,620
                                         2009       2,853,960         1.28 - 1.95         4,195,513
                                         2008       2,939,820         0.81 - 1.22         2,659,523

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   ------------------
  Pioneer VCT Ibbotson Growth            2012        1.76         1.50 - 2.90            8.67 - 10.21
     Allocation Subaccount               2011        1.96         1.50 - 2.90         (6.07) - (4.73)
                                         2010        1.91         1.50 - 2.90           11.41 - 13.12
                                         2009        2.51         1.50 - 2.90           28.97 - 30.66
                                         2008        2.24         1.50 - 2.90       (37.01) - (36.04)

  Pioneer VCT Ibbotson                   2012        2.46         1.50 - 2.90             8.38 - 9.92
     Moderate Allocation                 2011        2.52         1.50 - 2.90         (4.91) - (3.49)
     Subaccount                          2010        2.54         1.50 - 2.90           10.65 - 12.23
                                         2009        3.43         1.50 - 2.90           27.74 - 29.49
                                         2008        2.90         1.50 - 2.90       (33.09) - (32.13)

  Pioneer VCT Mid Cap Value              2012        0.84         1.40 - 2.75             7.80 - 9.28
     Subaccount                          2011        0.65         1.40 - 2.75         (8.38) - (7.15)
                                         2010        0.89         1.40 - 2.75           14.65 - 16.27
                                         2009        1.29         1.40 - 2.75           21.93 - 23.45
                                         2008        0.87         1.40 - 2.75       (35.58) - (34.65)

  Pioneer VCT Real Estate                2012        2.10         1.50 - 2.65           13.04 - 14.35
     Shares Subaccount                   2011        2.18         1.50 - 2.60             6.90 - 8.11
                                         2010        2.45         1.50 - 2.60           25.25 - 26.68
                                         2009        4.45         1.50 - 2.60           28.17 - 29.57
                                         2008        3.91         1.50 - 2.60       (39.99) - (39.28)

  UIF Growth Subaccount                  2012          --         1.40 - 2.50           11.54 - 12.78
                                         2011        0.11         1.40 - 2.60         (5.22) - (4.13)
                                         2010        0.12         1.40 - 2.60           19.72 - 21.27
                                         2009          --         1.40 - 2.60           61.13 - 63.27
                                         2008        0.19         1.40 - 2.60       (50.47) - (49.93)

  UIF U.S. Real Estate                   2012        0.85         1.40 - 1.90           13.65 - 14.22
     Subaccount                          2011        0.84         1.40 - 1.90             3.96 - 4.46
                                         2010        2.17         1.40 - 1.90           27.45 - 28.11
                                         2009        3.29         1.40 - 1.90           25.92 - 26.59
                                         2008        3.42         1.40 - 1.90       (39.04) - (38.76)

  Wells Fargo VT Small Cap               2012        0.87         0.30 - 1.85           11.90 - 13.65
     Value Subaccount                    2011        0.65         0.30 - 1.85         (8.95) - (7.58)
                                         2010        1.51         0.30 - 1.85           15.16 - 16.95
                                         2009        1.23         0.30 - 1.85           57.11 - 59.59
                                         2008          --         0.30 - 1.85       (45.53) - (44.70)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series, or fund of the trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                   Number
                                                                                                   ------
Report of Independent Registered Public Accounting Firm...........................................   F-2
Financial Statements at December 31, 2012 and 2011 and for the Years Ended December 31, 2012,
  2011, and 2010:
 Consolidated Balance Sheets......................................................................   F-3
 Consolidated Statements of Operations............................................................   F-4
 Consolidated Statements of Comprehensive Income..................................................   F-5
 Consolidated Statements of Stockholders' Equity..................................................   F-6
 Consolidated Statements of Cash Flows............................................................   F-7
Notes to the Consolidated Financial Statements....................................................   F-9
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies.........   F-9
 Note 2 -- Segment Information....................................................................  F-26
 Note 3 -- Dispositions...........................................................................  F-31
 Note 4 -- Insurance..............................................................................  F-32
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related
   Intangibles....................................................................................  F-38
 Note 6 -- Reinsurance............................................................................  F-42
 Note 7 -- Investments............................................................................  F-48
 Note 8 -- Derivatives............................................................................  F-70
 Note 9 -- Fair Value.............................................................................  F-82
 Note 10 -- Goodwill.............................................................................. F-107
 Note 11 -- Debt.................................................................................. F-109
 Note 12 -- Equity................................................................................ F-109
 Note 13 -- Other Expenses........................................................................ F-113
 Note 14 -- Income Tax............................................................................ F-114
 Note 15 -- Contingencies, Commitments and Guarantees............................................. F-117
 Note 16 -- Related Party Transactions............................................................ F-122
Financial Statement Schedules at December 31, 2012 and 2011 and for the Years Ended December 31,
  2012, 2011, and 2010:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties........................................................................................ F-123
 Schedule II -- Condensed Financial Information (Parent Company Only)............................. F-124
 Schedule III -- Consolidated Supplementary Insurance Information................................. F-128
 Schedule IV -- Consolidated Reinsurance.......................................................... F-130

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2013

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                                     2012
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   50,968
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        317
Fair value option securities, at estimated fair value............................................................          9
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,157
Policy loans.....................................................................................................      1,216
Real estate and real estate joint ventures.......................................................................        708
Other limited partnership interests..............................................................................      1,848
Short-term investments, principally at estimated fair value......................................................      2,576
Other invested assets, principally at estimated fair value.......................................................      2,961
                                                                                                                  ----------
  Total investments..............................................................................................     69,760
Cash and cash equivalents, principally at estimated fair value...................................................        895
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        575
Premiums, reinsurance and other receivables......................................................................     22,143
Deferred policy acquisition costs and value of business acquired.................................................      3,793
Current income tax recoverable...................................................................................        135
Goodwill.........................................................................................................        559
Other assets.....................................................................................................        822
Separate account assets..........................................................................................     86,114
                                                                                                                  ----------
  Total assets................................................................................................... $  184,796
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   27,585
Policyholder account balances....................................................................................     36,976
Other policy-related balances....................................................................................      3,138
Payables for collateral under securities loaned and other transactions...........................................      8,399
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,350
Deferred income tax liability....................................................................................      1,938
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      6,547
Separate account liabilities.....................................................................................     86,114
                                                                                                                  ----------
  Total liabilities..............................................................................................    174,047
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,718
Retained earnings................................................................................................      1,545
Accumulated other comprehensive income (loss)....................................................................      2,400
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................     10,749
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  184,796
                                                                                                                  ==========

                                                                                                                     2011
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   47,781
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        252
Fair value option securities, at estimated fair value............................................................      3,665
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,800
Policy loans.....................................................................................................      1,203
Real estate and real estate joint ventures.......................................................................        503
Other limited partnership interests..............................................................................      1,696
Short-term investments, principally at estimated fair value......................................................      2,578
Other invested assets, principally at estimated fair value.......................................................      3,354
                                                                                                                  ----------
  Total investments..............................................................................................     70,832
Cash and cash equivalents, principally at estimated fair value...................................................        745
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        568
Premiums, reinsurance and other receivables......................................................................     20,223
Deferred policy acquisition costs and value of business acquired.................................................      4,188
Current income tax recoverable...................................................................................        140
Goodwill.........................................................................................................        953
Other assets.....................................................................................................        856
Separate account assets..........................................................................................     72,559
                                                                                                                  ----------
  Total assets................................................................................................... $  171,064
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   25,483
Policyholder account balances....................................................................................     42,075
Other policy-related balances....................................................................................      2,989
Payables for collateral under securities loaned and other transactions...........................................      8,079
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,857
Deferred income tax liability....................................................................................        935
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      5,384
Separate account liabilities.....................................................................................     72,559
                                                                                                                  ----------
  Total liabilities..............................................................................................    161,361
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,673
Retained earnings................................................................................................      1,173
Accumulated other comprehensive income (loss)....................................................................      1,771
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................      9,703
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  171,064
                                                                                                                  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                               2012       2011       2010
                                                                            ---------- ---------- ----------
Revenues
Premiums................................................................... $    1,261 $    1,828 $    1,067
Universal life and investment-type product policy fees.....................      2,261      1,956      1,639
Net investment income......................................................      2,952      3,074      3,153
Other revenues.............................................................        511        508        503
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............       (52)       (42)      (103)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................          3        (5)         53
 Other net investment gains (losses).......................................        201         82        200
                                                                            ---------- ---------- ----------
   Total net investment gains (losses).....................................        152         35        150
 Net derivative gains (losses).............................................        980      1,119         58
                                                                            ---------- ---------- ----------
   Total revenues..........................................................      8,117      8,520      6,570
                                                                            ---------- ---------- ----------
Expenses
Policyholder benefits and claims...........................................      2,395      2,660      1,905
Interest credited to policyholder account balances.........................      1,147      1,189      1,271
Goodwill impairment........................................................        394         --         --
Other expenses.............................................................      2,575      2,915      2,372
                                                                            ---------- ---------- ----------
   Total expenses..........................................................      6,511      6,764      5,548
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations before provision for income tax...      1,606      1,756      1,022
Provision for income tax expense (benefit).................................        391        523        303
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax................      1,215      1,233        719
Income (loss) from discontinued operations, net of income tax..............          8         --         --
                                                                            ---------- ---------- ----------
Net income (loss).......................................................... $    1,223 $    1,233 $      719
                                                                            ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012        2011        2010
                                                                    ----------  ----------  ----------

Net income (loss).................................................. $    1,223  $    1,233  $      719
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......        850       2,074       1,619
 Unrealized gains (losses) on derivatives..........................          4         347        (107)
 Foreign currency translation adjustments..........................         88         (16)        (17)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), before income tax..............        942       2,405       1,495
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................       (313)       (851)       (523)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), net of income tax..............        629       1,554         972
                                                                    ----------  ----------  ----------
Comprehensive income (loss) excluding cumulative effect of change
  in accounting principle..........................................      1,852       2,787       1,691
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --          --          34
                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................ $    1,852  $    2,787  $    1,725
                                                                    ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                                  --------------------------------------------
                                                                       Net                          Foreign
                                             Additional             Unrealized      Other-Than-    Currency         Total
                                      Common  Paid-in   Retained    Investment       Temporary    Translation   Stockholders'
                                      Stock   Capital   Earnings  Gains (Losses)    Impairments   Adjustments      Equity
                                      ------ ---------- --------  --------------    -----------   -----------   -------------
Balance at December 31, 2009......... $  86   $  6,719  $    102     $   (597)        $  (83)       $ (109)       $   6,118
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)........................                        (34)          23             11                             --
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at January 1, 2010...........    86      6,719        68         (574)           (72)         (109)           6,118
Dividend paid to MetLife.............                       (330)                                                      (330)
Net income (loss)....................                        719                                                        719
Other comprehensive income (loss),
 net of income tax...................                                     967             21           (16)             972
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2010.........    86      6,719       457          393            (51)         (125)           7,479
Dividend paid to MetLife.............                       (517)                                                      (517)
Capital contribution.................                1                                                                    1
Return of capital (Note 12)..........              (47)                                                                 (47)
Net income (loss)....................                      1,233                                                      1,233
Other comprehensive income (loss),
 net of income tax...................                                   1,591            (23)          (14)           1,554
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2011.........    86      6,673     1,173        1,984            (74)         (139)           9,703
Dividend of subsidiary (Note 3)......                       (347)                                                      (347)
Dividend paid to MetLife.............                       (504)                                                      (504)
Capital contribution.................               45                                                                   45
Net income (loss)....................                      1,223                                                      1,223
Other comprehensive income (loss),
 net of income tax (1)...............                                     503             36            90              629
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2012......... $  86   $  6,718  $  1,545     $  2,487         $  (38)       $  (49)       $  10,749
                                      =====   ========  ========     ========         ======        ======        =========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                              2012       2011       2010
                                                                                           ---------  ---------  ----------
Cash flows from operating activities
Net income (loss)......................................................................... $   1,223  $   1,233  $      719
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses...................................................        31         37          41
 Amortization of premiums and accretion of discounts associated with investments, net.....      (168)      (152)       (259)
 (Gains) losses on investments and derivatives and from sales of businesses, net..........    (1,020)    (1,183)       (300)
 (Income) loss from equity method investments, net of dividends or distributions..........       (42)       (23)        (39)
 Interest credited to policyholder account balances.......................................     1,147      1,189       1,271
 Universal life and investment-type product policy fees...................................    (2,261)    (1,956)     (1,639)
 Goodwill impairment......................................................................       394         --          --
 Change in fair value option securities...................................................      (602)    (1,483)     (1,199)
 Change in accrued investment income......................................................        66         51          31
 Change in premiums, reinsurance and other receivables....................................    (1,229)    (1,288)     (3,284)
 Change in deferred policy acquisition costs and value of business acquired, net..........        69       (187)        (87)
 Change in income tax.....................................................................       649        567         191
 Change in other assets...................................................................     1,503      1,386       1,041
 Change in insurance-related liabilities and policy-related balances......................     1,865      2,307       1,952
 Change in other liabilities..............................................................       804        406       2,072
 Other, net...............................................................................        53         30           3
                                                                                           ---------  ---------  ----------
Net cash provided by operating activities.................................................     2,482        934         514
                                                                                           ---------  ---------  ----------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturity securities...............................................................    14,394     17,348      17,748
  Equity securities.......................................................................        50        168         131
  Mortgage loans..........................................................................     1,447        993         964
  Real estate and real estate joint ventures..............................................        72         26          18
  Other limited partnership interests.....................................................       223        256         123
 Purchases of:
  Fixed maturity securities...............................................................   (15,706)   (17,439)    (19,342)
  Equity securities.......................................................................       (58)       (27)        (39)
  Mortgage loans..........................................................................      (807)    (1,357)     (1,468)
  Real estate and real estate joint ventures..............................................      (225)       (72)       (117)
  Other limited partnership interests.....................................................      (341)      (378)       (363)
  Cash received in connection with freestanding derivatives...............................       414        397          97
  Cash paid in connection with freestanding derivatives...................................      (335)      (478)       (155)
  Dividend of subsidiary..................................................................       (53)        --          --
  Issuances of loans to affiliates........................................................        --       (430)         --
  Net change in policy loans..............................................................       (13)       (13)         (1)
  Net change in short-term investments....................................................      (155)    (1,347)        554
  Net change in other invested assets.....................................................       (54)       (12)       (190)
  Other, net..............................................................................        --          1          --
                                                                                           ---------  ---------  ----------
Net cash used in investing activities.....................................................    (1,147)    (2,364)    (2,040)
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
 Policyholder account balances:
  Deposits................................................................................    14,785     20,496      24,910
  Withdrawals.............................................................................   (15,493)   (19,404)    (23,700)
 Net change in payables for collateral under securities loaned and other transactions.....       320        (24)        934
 Long-term debt repaid....................................................................      (482)      (385)       (878)
 Financing element on certain derivative instruments......................................       180        129         (44)
 Return of capital........................................................................        --        (47)         --
 Dividends on common stock................................................................      (504)      (517)       (330)
                                                                                           ---------  ---------  ----------
Net cash (used in) provided by financing activities.......................................    (1,194)       248         892
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.         9         (1)        (12)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................       150     (1,183)       (646)
Cash and cash equivalents, beginning of year..............................................       745      1,928       2,574
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $     895  $     745  $    1,928
                                                                                           =========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                   2012       2011      2010
                                                                               -----------  --------  --------
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
  Interest.................................................................... $       232  $    406  $    479
                                                                               ===========  ========  ========
  Income tax.................................................................. $      (226) $    (47) $    122
                                                                               ===========  ========  ========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed............................................................ $     4,857  $     --  $     --
   Liabilities disposed.......................................................      (4,567)       --        --
                                                                               -----------  --------  --------
   Net assets disposed........................................................         290        --        --
   Cash disposed..............................................................         (53)       --        --
   Dividend of interests in subsidiary........................................        (237)       --        --
                                                                               -----------  --------  --------
   (Gain) loss on dividend of interests in subsidiary......................... $        --  $     --  $     --
                                                                               ===========  ========  ========
  Capital contribution from MetLife, Inc...................................... $        45  $     --  $     --
                                                                               ===========  ========  ========
  Real estate and real estate joint ventures acquired in satisfaction of debt. $        50  $      5  $     28
                                                                               ===========  ========  ========
  Long-term debt issued in exchange for certain other invested assets......... $        --  $     --  $     45
                                                                               ===========  ========  ========

--------

(1) See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

----------------------------------------------------------------------------------------------------------
 Accounting Policy                                                                                    Note
----------------------------------------------------------------------------------------------------------
 Insurance                                                                                               4
----------------------------------------------------------------------------------------------------------
 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles      5
----------------------------------------------------------------------------------------------------------
 Reinsurance                                                                                             6
----------------------------------------------------------------------------------------------------------
 Investments                                                                                             7
----------------------------------------------------------------------------------------------------------
 Derivatives                                                                                             8
----------------------------------------------------------------------------------------------------------
 Fair Value                                                                                              9
----------------------------------------------------------------------------------------------------------
 Goodwill                                                                                               10
----------------------------------------------------------------------------------------------------------
 Income Tax                                                                                             14
----------------------------------------------------------------------------------------------------------
 Litigation Contingencies                                                                               15
----------------------------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

 The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Other Policy-Related Balances

 Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

 The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

 The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

 The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

 Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

 Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

 Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

 Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

---------------------------------------------------------------------------------------------------------------------
 Products:                                                In proportion to the following over estimated lives of the contracts:
---------------------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross premiums.
   contracts (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------

  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Fair Value Option Securities

    FVO securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities"). FVO Securities include:

  . fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
  . contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in PABs through interest credited to policyholder account balances.

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These loans are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
  . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
  . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
  . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

----------------------------------------------------------------------------------------------------
Statement of Operations Presentation:.   Derivative:
----------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
----------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint
                                         ventures
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Goodwill

  Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2012 and 2011.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $185 million and $153 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $92 million and $83 million at December 31, 2012 and 2011, respectively. Related amortization expense was $10 million, $17 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred. The cumulative effect adjustment of adopting the guidance on accounting for DAC was a decrease in total equity of $443 million, net of income tax, as of January 1, 2010, which is reflected in the opening balance of equity in the consolidated statement of stockholders' equity.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 9.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity commercial mortgage-backed securities ("CMBS"). The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) ("AOCI") of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other As anticipated, in the third quarter of 2012, MetLife and the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. Prior period results have been revised in connection with this change, which did not have a significant impact on the segment and Corporate & Other results.

 Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

 Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

 Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

.. Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

.. Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
   (ii) includes income from discontinued real estate operations,
   (iii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

.. Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIB ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

.. Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

.. Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

.. Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

.. Other expenses excludes costs related to implementation of new insurance regulatory requirements and acquisition and integration costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                                                         Operating Earnings
                                            --------------------------------------------
                                                        Corporate
                                                         Benefit   Corporate                                 Total
Year Ended December 31, 2012                  Retail     Funding    & Other      Total     Adjustments    Consolidated
------------------------------------------- ----------  ---------  ---------  ----------  ------------    ------------
                                                                          (In millions)
Revenues
Premiums................................... $      498  $     629  $     134  $    1,261  $         --    $      1,261
Universal life and investment-type product
 policy fees...............................      2,081         29         14       2,124           137           2,261
Net investment income......................      1,525      1,167        185       2,877            75           2,952
Other revenues.............................        505          6         --         511            --             511
Net investment gains (losses)..............         --         --         --          --           152             152
Net derivative gains (losses)..............         --         --         --          --           980             980
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total revenues...........................      4,609      1,831        333       6,773         1,344           8,117
                                            ----------  ---------  ---------  ----------  ------------    ------------
Expenses
Policyholder benefits and claims...........        741      1,161        128       2,030           365           2,395
Interest credited to policy holder account
 balances..................................        943        162         --       1,105            42           1,147
Goodwill impairment........................         --         --         --          --           394             394
Capitalization of DAC......................       (834)        (5)       (33)       (872)           --            (872)
Amortization of DAC and VOBA...............        570         10          2         582           359             941
Interest expense on debt...................         --         --         68          68           163             231
Other expenses.............................      2,164         39         66       2,269             6           2,275
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total expenses...........................      3,584      1,367        231       5,182         1,329           6,511
                                            ----------  ---------  ---------  ----------  ------------    ------------
Provision for income tax expense (benefit).        359        162        (30)        491          (100)            391
                                            ----------  ---------  ---------  ----------                  ------------
Operating earnings......................... $      666  $     302  $     132       1,100
                                            ==========  =========  =========
Adjustments to:
  Total revenues...........................................................        1,344
  Total expenses...........................................................       (1,329)
  Provision for income tax (expense) benefit...............................          100
                                                                              ----------
Income (loss) from continuing operations, net of income tax.................. $    1,215                  $      1,215
                                                                              ==========                  ============

                                                        Corporate
                                                         Benefit   Corporate
At December 31, 2012:                         Retail     Funding    & Other      Total
------------------------------------------- ----------  ---------  ---------  ----------
                                                            (In millions)
Total assets............................... $  136,333  $  33,140  $  15,323  $  184,796
Separate account assets.................... $   84,106  $   2,008  $      --  $   86,114
Separate account liabilities............... $   84,106  $   2,008  $      --  $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Operating Earnings
                                    ---------------------------------------------------
                                                  Corporate
                                                   Benefit      Corporate &                             Total
Year Ended December 31, 2011          Retail       Funding         Other        Total    Adjustments Consolidated
----------------------------------- ----------  -------------  ------------  ----------  ----------- ------------
                                                                    (In millions)
Revenues
Premiums........................... $      710  $       1,071  $         47  $    1,828  $        -- $      1,828
Universal life and investment-type
 product policy fees...............      1,764             34            36       1,834          122        1,956
Net investment income..............      1,423          1,175           181       2,779          295        3,074
Other revenues.....................        502              5             1         508           --          508
Net investment gains (losses)......         --             --            --          --           35           35
Net derivative gains (losses)......         --             --            --          --        1,119        1,119
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total revenues...................      4,399          2,285           265       6,949        1,571        8,520
                                    ----------  -------------  ------------  ----------  ----------- ------------
Expenses
Policyholder benefits and claims...        896          1,598            46       2,540          120        2,660
Interest credited to policy holder
 account balances..................        988            180            --       1,168           21        1,189
Goodwill impairment................         --             --            --          --           --           --
Capitalization of DAC..............     (1,278)            (7)          (57)     (1,342)          --       (1,342)
Amortization of DAC and VOBA.......        788              4             6         798          358        1,156
Interest expense on debt...........         --             --            67          67          322          389
Other expenses.....................      2,483             42           163       2,688           24        2,712
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total expenses...................      3,877          1,817           225       5,919          845        6,764
                                    ----------  -------------  ------------  ----------  ----------- ------------
Provision for income tax expense
 (benefit).........................        183            164           (70)        277          246          523
                                    ----------  -------------  ------------  ----------              ------------
Operating earnings................. $      339  $         304  $        110         753
                                    ==========  =============  ============
Adjustments to:
  Total revenues..........................................................        1,571
  Total expenses..........................................................         (845)
  Provision for income tax (expense) benefit..............................         (246)
                                                                             ----------
Income (loss) from continuing operations, net of income tax................. $    1,233              $      1,233
                                                                             ==========              ============

                                                   Corporate
                                                   Benefit        Corporate
At December 31, 2011:                 Retail       Funding        & Other       Total
----------------------------------- ----------  -------------  ------------  ----------
                                                       (In millions)
Total assets....................... $  120,810  $      30,836  $     19,418  $  171,064
Separate account assets............ $   70,679  $       1,880  $         --  $   72,559
Separate account liabilities....... $   70,679  $       1,880  $         --  $   72,559

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                                   --------------------------------------
                                                              Corporate
                                                              Benefit   Corporate                         Total
Year Ended December 31, 2010                        Retail    Funding    & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------  ----------- --------- -------  ----------- ------------
                                                                            (In millions)
Revenues
Premiums.......................................... $   424    $   643    $   --   $ 1,067   $     --    $   1,067
Universal life and investment-type product policy
 fees.............................................   1,509         29        15     1,553         86        1,639
Net investment income.............................   1,425      1,102       203     2,730        423        3,153
Other revenues....................................     454          6        43       503         --          503
Net investment gains (losses).....................      --         --        --        --        150          150
Net derivative gains (losses).....................      --         --        --        --         58           58
                                                   -------    -------    ------   -------   --------    ---------
  Total revenues..................................   3,812      1,780       261     5,853        717        6,570
                                                   -------    -------    ------   -------   --------    ---------
Expenses
Policyholder benefits and claims..................     671      1,159        --     1,830         75        1,905
Interest credited to policyholder account
 balances.........................................     954        193        96     1,243         28        1,271
Goodwill impairment...............................      --         --        --        --         --           --
Capitalization of DAC.............................    (800)        (4)      (54)     (858)        --         (858)
Amortization of DAC and VOBA......................     686          2        10       698         72          770
Interest expense on debt..........................      --         --        70        70        402          472
Other expenses....................................   1,829         36       123     1,988         --        1,988
                                                   -------    -------    ------   -------   --------    ---------
  Total expenses..................................   3,340      1,386       245     4,971        577        5,548
                                                   -------    -------    ------   -------   --------    ---------
Provision for income tax expense
 (benefit)........................................     165        139      (50)       254         49          303
                                                   -------    -------    ------   -------               ---------
Operating earnings................................ $   307    $   255    $   66       628
                                                   =======    =======    ======
Adjustments to:
  Total revenues...............................................................       717
  Total expenses...............................................................      (577)
  Provision for income tax (expense) benefit...................................       (49)
                                                                                  -------
Income (loss) from continuing operations, net of income tax...................... $   719               $     719
                                                                                  =======               =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2012     2011     2010
           -                              -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  4,026 $  4,285 $  3,160
           Accident and health insurance.        7        7        7
           Non-insurance.................       --       --       42
                                          -------- -------- --------
            Total........................ $  4,033 $  4,292 $  3,209
                                          ======== ======== ========

--------
(1)Includes annuities and corporate benefit funding products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011and 2010.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2012     2011     2010
                  -                -------- -------- --------
                                         (In millions)
                  U.S............. $  3,329 $  3,222 $  2,631
                  Foreign:
                   United Kingdom.      556      986      562
                   Other..........      148       84       16
                                   -------- -------- --------
                     Total........ $  4,033 $  4,292 $  3,209
                                   ======== ======== ========

3. Dispositions

Disposition

  During June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Year Ended
                                                               December 31, 2012
                                                               -----------------
                                                                 (In millions)
Total revenues................................................   $          12
Total expenses................................................              --
                                                                 -------------
Income (loss) before provision for income tax.................              12
Provision for income tax expense (benefit)....................               4
                                                                 -------------
Income (loss) from discontinued operations, net of income tax.   $           8
                                                                 =============

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                          -----------------------
                                             2012        2011
                                          ----------- -----------
                                               (In millions)
               Retail.................... $    37,644 $    37,916
               Corporate Benefit Funding.      23,766      22,417
               Corporate & Other.........       6,289      10,214
                                          ----------- -----------
                Total.................... $    67,699 $    70,547
                                          =========== ===========

  See Note 2 for information on the continued realignment of certain products and businesses among the Company's existing segments, as well as Corporate & Other, during the third quarter of 2012, which was retrospectively applied. See
Note 3 for information on the disposition of a subsidiary that had been reported in Corporate & Other. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of net level premium
                                   reserves for death and endowment
                                   policy benefits (calculated based
                                   upon the non-forfeiture interest rate
                                   of 4%, and mortality rates guaranteed
                                   in calculating the cash surrender
                                   values described in such contracts).
      -------------------------------------------------------------------
      Non-participating life       Aggregate of the present value of
                                   expected future benefit payments and
                                   related expenses less the present
                                   value of expected future net
                                   premiums. Assumptions as to mortality
                                   and persistency are based upon the
                                   Company's experience when the basis
                                   of the liability is established.
                                   Interest rate assumptions for the
                                   aggregate future policy benefit
                                   liabilities range from 2% to 7%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities  payments. Interest rate assumptions
      after annuitization          used in establishing such liabilities
                                   range from 4% to 8%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                    assumptions as to future morbidity,
                                   withdrawals and interest, which
                                   provide a margin for adverse
                                   deviation. Interest rate assumptions
                                   used in establishing such liabilities
                                   range from 4% to 7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 24% and 10% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                          Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon      Present value of expected death benefits in
          death even if the account value is       excess of the projected account balance
          reduced to zero.                         recognizing the excess ratably over the
                                                   accumulation period based on the present
                                                   value of total expected assessments.
       .  An enhanced death benefit may be
          available for an additional fee.       Assumptions are consistent with those used
                                                   for amortizing DAC, and are thus subject to
                                                   the same variability and risk.

                                                 Investment performance and volatility
                                                   assumptions are consistent with the historical
                                                   experience of the appropriate underlying
                                                   equity index, such as the S&P 500 Index.

                                                 Benefit assumptions are based on the average
                                                   benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time       Present value of expected income benefits in
          determined at the time of issuance       excess of the projected account balance at
          of the variable annuity contract,        any future date of annuitization and
          a minimum accumulation of purchase       recognizing the excess ratably over the
          payments, even if the account            accumulation period based on present value
          value is reduced to zero, that can       of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less         Assumptions are consistent with those used
          than a specified amount.                 for estimating GMDBs liabilities.
       .  Certain contracts also provide for
          a guaranteed lump sum return of        Calculation incorporates an assumption for
          purchase premium in lieu of the          the percentage of the potential annuitizations
          annuitization benefit.                   that may be elected by the contractholder.
------------------------------------------------
GMWBs  .  A return of purchase payment via       Expected value of the life contingent
          partial withdrawals, even if the         payments and expected assessments using
          account value is reduced to zero,        assumptions consistent with those used for
          provided that cumulative                 estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:



                                                   Universal and Variable
                               Annuity Contracts       Life Contracts
                              -------------------- ----------------------


                                                         Secondary
                                GMDBs      GMIBs         Guarantees          Total
                              ---------  --------- ---------------------- -----------
                                                   (In millions)
Direct
Balance at January 1, 2010... $      57  $     215    $           295     $       567
Incurred guaranteed benefits.        52         66                601             719
Paid guaranteed benefits.....       (30)        --                 --             (30)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        79        281                896           1,256
Incurred guaranteed benefits.        84        128                140             352
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       138        409              1,036           1,583
Incurred guaranteed benefits.       108        404                332             844
Paid guaranteed benefits.....       (29)        --                 --             (29)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     217  $     813    $         1,368     $     2,398
                              =========  =========    ===============     ===========

Ceded
Balance at January 1, 2010... $      56  $      74    $           142     $       272
Incurred guaranteed benefits.        38         23                515             576
Paid guaranteed benefits.....       (18)        --                 --             (18)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        76         97                657             830
Incurred guaranteed benefits.        59         42                110             211
Paid guaranteed benefits.....       (21)        --                 --             (21)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       114        139                767           1,020
Incurred guaranteed benefits.        56        129                267             452
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     145  $     268    $         1,034     $     1,447
                              =========  =========    ===============     ===========

Net
Balance at January 1, 2010... $       1  $     141    $           153     $       295
Incurred guaranteed benefits.        14         43                 86             143
Paid guaranteed benefits.....       (12)        --                 --             (12)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.         3        184                239             426
Incurred guaranteed benefits.        25         86                 30             141
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.        24        270                269             563
Incurred guaranteed benefits.        52        275                 65             392
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $      72  $     545    $           334     $       951
                              =========  =========    ===============     ===========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Equity.......... $   37,981 $   33,482
                     Balanced........     37,528     29,189
                     Bond............      4,678      4,132
                     Specialty.......      1,132      1,002
                     Money Market....        879      1,077
                                      ---------- ----------
                      Total.......... $   82,198 $   68,882
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2012                            2011
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         -------------- -------------    -------------- -------------
                                                                  (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    89,671    $    51,411      $    76,550    $    41,713
Separate account value..................  $    84,106    $    49,778      $    70,635    $    39,454
Net amount at risk......................  $     3,117    $     2,316 (2)  $     5,515    $     1,444 (2)
Average attained age of contractholders.     63 years       63 years         62 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2012        2011
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     5,812 $     5,177
     Net amount at risk........................... $    86,468 $    80,477
     Average attained age of policyholders........    58 years    58 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $10.3 billion, $12.5 billion and $19.1 billion, respectively, and repaid $9.6 billion, $13.4 billion and $18.6 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $6.1 billion and $5.4 billion, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  MetLife Insurance Company of Connecticut and MLI-USA, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2012      2011
                                        --------- ---------
                                           (In millions)
                    FHLB of Boston..... $      67 $      70
                    FHLB of Pittsburgh. $      11       N/A

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                Liability             Collateral
                            ----------------- ----------------------
                                            December 31,
                            ----------------------------------------
                              2012     2011       2012         2011
                            -------- -------- --------     ---------
                                           (In millions)
        FHLB of Boston (1). $    450 $    450 $    537 (2)  $    518 (2)
        Farmer Mac (3)..... $    200 $    200 $    230      $    230
        FHLB of Pittsburgh. $     --      N/A $    595 (2)       N/A

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a lien on certain assets, some of which are in the custody of the FHLB of Boston, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Boston as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                         -----------------------------
                                            2012       2011      2010
                                         ---------  ---------  -------
                                                 (In millions)
        Balance at January 1,........... $   1,079  $     978  $   805
         Less: Reinsurance recoverables.       980        878      706
                                         ---------  ---------  -------
        Net balance at January 1,.......        99        100       99
                                         ---------  ---------  -------
        Incurred related to:
         Current year...................         5          5       24
         Prior years....................        (2)         4      (12)
                                         ---------  ---------  -------
           Total incurred...............         3          9       12
                                         ---------  ---------  -------
        Paid related to:
         Current year...................        --         --       (1)
         Prior years....................       (10)       (10)     (10)
                                         ---------  ---------  -------
           Total paid...................       (10)       (10)     (11)
                                         ---------  ---------  -------
        Net balance at December 31,.....        92         99      100
         Add: Reinsurance recoverables..     1,124        980      878
                                         ---------  ---------  -------
        Balance at December 31,......... $   1,216  $   1,079  $   978
                                         =========  =========  =======

  During 2012, 2011 and 2010, claims and claim adjustment expenses associated with prior years decreased by $2 million, increased by $4 million, and decreased by $12 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $85.9 billion and $72.4 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2012        2011        2010
                                         ----------  ----------  ----------
                                                    (In millions)
   DAC
   Balance at January 1,................ $    3,182  $    2,705  $    2,458
   Capitalizations......................        872       1,342         858
   Amortization related to:
    Net investment gains (losses).......       (331)       (339)        (57)
    Other expenses......................       (419)       (474)       (399)
                                         ----------  ----------  ----------
      Total amortization................       (750)       (813)       (456)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).        (19)        (49)       (155)
   Disposition and other (1)............       (159)         (3)         --
                                         ----------  ----------  ----------
   Balance at December 31,..............      3,126       3,182       2,705
                                         ----------  ----------  ----------
   VOBA
   Balance at January 1,................      1,006       1,686       2,117
   Amortization related to:
    Net investment gains (losses).......         --         (29)        (17)
    Other expenses......................       (191)       (314)       (297)
                                         ----------  ----------  ----------
      Total amortization................       (191)       (343)       (314)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).       (148)       (337)       (117)
                                         ----------  ----------  ----------
   Balance at December 31,..............        667       1,006       1,686
                                         ----------  ----------  ----------
   Total DAC and VOBA
   Balance at December 31,.............. $    3,793  $    4,188  $    4,391
                                         ==========  ==========  ==========

--------

(1)See Note 3.

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                           ---------------------
                                              2012       2011
                                           ---------- ----------
                                               (In millions)
                Retail.................... $    3,785 $    4,047
                Corporate Benefit Funding.          8         13
                Corporate & Other (1).....         --        128
                                           ---------- ----------
                 Total                     $    3,793 $    4,188
                                           ========== ==========

--------
(1)See Note 3 for information on the disposition of a subsidiary that had been reported in Corporate and Other.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                         Years Ended December 31,
                                       ----------------------------
                                         2012      2011      2010
                                       --------  --------  --------
                                               (In millions)
           Deferred Sales Inducements
           Balance at January 1,...... $    535  $    537  $    493
           Capitalization.............       21        79       100
           Amortization...............      (51)      (81)      (56)
                                       --------  --------  --------
           Balance at December 31,.... $    505  $    535  $    537
                                       ========  ========  ========
           VODA and VOCRA
           Balance at January 1,...... $    190  $    203  $    215
           Amortization...............      (15)      (13)      (12)
                                       --------  --------  --------
           Balance at December 31,.... $    175  $    190  $    203
                                       ========  ========  ========
           Accumulated amortization... $     65  $     50  $     37
                                       ========  ========  ========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA     VODA and VOCRA
                             ------------ --------------
                                    (In millions)
                       2013. $        199 $          16
                       2014. $        163 $          17
                       2015. $        132 $          17
                       2016. $        108 $          15
                       2017. $         89 $          14

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

  Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                               ----------------------------------
                                                                  2012        2011        2010
                                                               ----------  ----------  ----------
                                                                          (In millions)
Premiums:
Direct premiums............................................... $    2,063  $    2,429  $    1,559
Reinsurance assumed...........................................         11           7          13
Reinsurance ceded.............................................       (813)       (608)       (505)
                                                               ----------  ----------  ----------
 Net premiums................................................. $    1,261  $    1,828  $    1,067
                                                               ==========  ==========  ==========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $    2,972  $    2,572  $    2,104
Reinsurance assumed...........................................         87          92         120
Reinsurance ceded.............................................       (798)       (708)       (585)
                                                               ----------  ----------  ----------
 Net universal life and investment-type product policy fees... $    2,261  $    1,956  $    1,639
                                                               ==========  ==========  ==========
Other revenues:
Direct other revenues......................................... $      231  $      209  $      200
Reinsurance assumed...........................................         --          --          --
Reinsurance ceded.............................................        280         299         303
                                                               ----------  ----------  ----------
 Net other revenues........................................... $      511  $      508  $      503
                                                               ==========  ==========  ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $    4,145  $    4,277  $    3,708
Reinsurance assumed...........................................         23          20          31
Reinsurance ceded.............................................     (1,773)     (1,637)     (1,834)
                                                               ----------  ----------  ----------
 Net policyholder benefits and claims......................... $    2,395  $    2,660  $    1,905
                                                               ==========  ==========  ==========
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $    1,185  $    1,206  $    1,265
Reinsurance assumed...........................................         71          68          64
Reinsurance ceded.............................................       (109)        (85)        (58)
                                                               ----------  ----------  ----------
 Net interest credited to policyholder account balances....... $    1,147  $    1,189  $    1,271
                                                               ==========  ==========  ==========
Other expenses:
Direct other expenses......................................... $    2,417  $    2,715  $    2,158
Reinsurance assumed...........................................         33          48          92
Reinsurance ceded.............................................        125         152         122
                                                               ----------  ----------  ----------
 Net other expenses........................................... $    2,575  $    2,915  $    2,372
                                                               ==========  ==========  ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                                2012                                  2011
                                                ------------------------------------- -------------------------------------
                                                                              Total                                 Total
                                                                             Balance                               Balance
                                                 Direct  Assumed    Ceded     Sheet    Direct  Assumed    Ceded     Sheet
                                                -------- -------- --------- --------- -------- -------- --------- ---------
                                                                               (In millions)
Assets:
Premiums, reinsurance and other receivables.... $    612 $     35 $  21,496 $  22,143 $    686 $     34 $  19,503 $  20,223
Deferred policy acquisition costs and value of
 business acquired.............................    4,311      121     (639)     3,793    4,635      134     (581)     4,188
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total assets................................. $  4,923 $    156 $  20,857 $  25,936 $  5,321 $    168 $  18,922 $  24,411
                                                ======== ======== ========= ========= ======== ======== ========= =========
Liabilities:
Other policy-related balances.................. $    691 $  1,592 $     855 $   3,138 $    677 $  1,515 $     797 $   2,989
Other liabilities..............................    1,396       11     5,140     6,547    1,230       12     4,142     5,384
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total liabilities............................ $  2,087 $  1,603 $   5,995 $   9,685 $  1,907 $  1,527 $   4,939 $   8,373
                                                ======== ======== ========= ========= ======== ======== ========= =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                               2012      2011      2010
                                                             --------  --------  --------
                                                                     (In millions)
Premiums:
Reinsurance assumed......................................... $     11  $      7  $     13
Reinsurance ceded...........................................     (478)     (286)     (191)
                                                             --------  --------  --------
 Net premiums............................................... $   (467) $   (279) $   (178)
                                                             ========  ========  ========
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $     87  $     92  $    120
Reinsurance ceded...........................................     (444)     (400)     (308)
                                                             --------  --------  --------
 Net universal life and investment-type product policy fees. $   (357) $   (308) $   (188)
                                                             ========  ========  ========
Other revenues:
Reinsurance assumed......................................... $     --  $     --  $     --
Reinsurance ceded...........................................      280       299       303
                                                             --------  --------  --------
 Net other revenues......................................... $    280  $    299  $    303
                                                             ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed......................................... $     21  $     18  $     29
Reinsurance ceded...........................................     (780)     (484)     (343)
                                                             --------  --------  --------
 Net policyholder benefits and claims....................... $   (759) $   (466) $   (314)
                                                             ========  ========  ========
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $     71  $     68  $     64
Reinsurance ceded...........................................     (109)      (84)      (59)
                                                             --------  --------  --------
 Net interest credited to policyholder account balances..... $    (38) $    (16) $      5
                                                             ========  ========  ========
Other expenses:
Reinsurance assumed......................................... $     33  $     48  $     93
Reinsurance ceded...........................................      157       204       153
                                                             --------  --------  --------
 Net other expenses......................................... $    190  $    252  $    246
                                                             ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2012                   2011
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets:
Premiums, reinsurance and other receivables............. $       35 $   14,171  $       34 $   12,345
Deferred policy acquisition costs and value of business
  acquired..............................................        121       (642)        134       (585)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      156 $   13,529  $      168 $   11,760
                                                         ========== ==========  ========== ==========
Liabilities:
Other policy-related balances........................... $    1,592 $      855  $    1,515 $      758
Other liabilities.......................................         10      4,894          10      3,903
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,602 $    5,749  $    1,525 $    4,661
                                                         ========== ==========  ========== ==========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.6 billion and $2.8 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $524 million, $1.6 billion, and ($2) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

7. Investments

See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  16,914 $  2,063  $   82   $  --  $  18,895 $  16,018 $  1,550  $  229   $   -- $  17,339
Foreign corporate..........     8,618      853      26      --      9,445     7,958      649     114       --     8,493
U.S. Treasury and
 agency....................     7,678    1,186      --      --      8,864     6,832    1,217       1       --     8,048
RMBS.......................     5,492      360      50      64      5,738     6,478      330     189      125     6,494
CMBS.......................     2,221      141       6      --      2,356     2,128      115      16       --     2,227
State and political
 subdivision...............     2,002      354      27      --      2,329     1,891      222      58       --     2,055
ABS........................     2,204       67      18      --      2,253     1,875       45      42       --     1,878
Foreign government.........       876      214       2      --      1,088     1,035      215       3       --     1,247
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total fixed maturity
 securities................ $  46,005 $  5,238  $  211   $  64  $  50,968 $  44,215 $  4,343  $  652   $  125 $  47,781
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========
Equity Securities:
Common..................... $     160 $     18  $    1   $  --  $     177 $     148 $     11  $   13   $   -- $     146
Non-redeemable
 preferred.................       151       11      22      --        140       147        3      44       --       106
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total equity securities... $     311 $     29  $   23   $  --  $     317 $     295 $     14  $   57   $   -- $     252
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $22 million and $5 million with unrealized gains (losses) of $3 million and ($2) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           December 31,
                                            -------------------------------------------
                                                    2012                  2011
                                            --------------------- ---------------------
                                                       Estimated             Estimated
                                            Amortized    Fair     Amortized    Fair
                                              Cost       Value      Cost       Value
                                            ---------- ---------- ---------- ----------
                                                           (In millions)
Due in one year or less.................... $    4,831 $    4,875 $    2,946 $    2,970
Due after one year through five years......      8,646      9,192      8,648      9,022
Due after five years through ten years.....      7,967      8,960      7,905      8,606
Due after ten years........................     14,644     17,594     14,235     16,584
                                            ---------- ---------- ---------- ----------
 Subtotal..................................     36,088     40,621     33,734     37,182
Structured securities (RMBS, CMBS and ABS).      9,917     10,347     10,481     10,599
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $   46,005 $   50,968 $   44,215 $   47,781
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................ $    784   $    16   $    621    $   66   $  1,699   $     71  $    786   $    158
Foreign corporate.............      494         8        203        18      1,213         68       162         46
U.S. Treasury and agency......      200        --         --        --        118         --        20          1
RMBS..........................       62         6        781       108        784        114       972        200
CMBS..........................       59         1        101         5        152          4       111         12
State and political
  subdivision.................       44         2         55        25          6         --       367         58
ABS...........................      208         1        266        17        803         12       261         30
Foreign government............      116         2         --        --         70          3         4         --
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total fixed maturity
   securities................. $  1,967   $    36   $  2,027    $  239   $  4,845   $    272  $  2,683   $    505
                               ========   =======   ========    ======   ========   ========  ========   ========
Equity Securities:
Common........................ $     10   $     1   $      7    $   --   $     35   $     13  $     --   $     --
Non-redeemable preferred......       --        --         50        22         32         16        59         28
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total equity securities...... $     10   $     1   $     57    $   22   $     67   $     29  $     59   $     28
                               ========   =======   ========    ======   ========   ========  ========   ========
Total number of securities in
  an unrealized loss
  position....................      327                  420                  808                  479
                               ========             ========             ========             ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $502 million during the year ended December 31, 2012 from $777 million to $275 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $117 million of the total $275 million of gross unrealized losses were from 34 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $79 million, or 68%, are related to gross unrealized losses on 17 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Below Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $38 million, or 32%, are related to gross unrealized losses on 17 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans), U.S and foreign corporate securities (primarily financial services and transportation industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $34 million during the year ended December 31, 2012 from $57 million to $23 million. Of the $23 million, $19 million were from four equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 74% were financial services industry investment grade non-redeemable preferred stock, of which 64% were rated A, AA, or AAA.

 FVO Securities

    See Note 9 for tables that present the two categories of securities that comprise FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                        December 31,
                                        --------------------------------------------
                                                 2012                   2011
                                        ---------------------  ---------------------
                                          Carrying     % of      Carrying     % of
                                            Value      Total       Value      Total
                                        ------------- -------  ------------- -------
                                        (In millions)          (In millions)
Mortgage loans:
 Commercial............................   $  5,266       57.5%   $  5,390       55.0%
 Agricultural..........................      1,260       13.8       1,333       13.6
                                          --------    -------    --------    -------
   Subtotal (1)........................      6,526       71.3       6,723       68.6
 Valuation allowances..................        (35)      (0.4)        (61)      (0.6)
                                          --------    -------    --------    -------
   Subtotal mortgage loans, net........      6,491       70.9       6,662       68.0
Commercial mortgage loans held by CSEs.      2,666       29.1       3,138       32.0
                                          --------    -------    --------    -------
     Total mortgage loans, net.........   $  9,157      100.0%   $  9,800      100.0%
                                          ========    =======    ========    =======

--------
(1)Purchases of mortgage loans were $27 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                     December 31,
                                           -----------------------------------------------------------------
                                                         2012                             2011
-                                          -------------------------------- --------------------------------
                                           Commercial Agricultural  Total   Commercial Agricultural  Total
                                           ---------- ------------ -------- ---------- ------------ --------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit
   losses.................................  $     76    $     --   $     76  $     23    $     --   $     23
  Evaluated collectively for credit
   losses.................................     5,190       1,260      6,450     5,367       1,333      6,700
                                            --------    --------   --------  --------    --------   --------
    Total mortgage loans..................     5,266       1,260      6,526     5,390       1,333      6,723
                                            --------    --------   --------  --------    --------   --------
Valuation allowances:
  Specific credit losses..................        11          --         11        15          --         15
  Non-specifically identified credit
   losses.................................        21           3         24        43           3         46
                                            --------    --------   --------  --------    --------   --------
    Total valuation allowances............        32           3         35        58           3         61
                                            --------    --------   --------  --------    --------   --------
     Mortgage loans, net of valuation
      allowance...........................  $  5,234    $  1,257   $  6,491  $  5,332    $  1,330   $  6,662
                                            ========    ========   ========  ========    ========   ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2010.....  $    74      $    3    $    77
        Provision (release)............       16          --         16
        Charge-offs, net of recoveries.       (6)         --         (6)
                                         -------      ------    -------
        Balance at December 31, 2010...       84           3         87
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...  $    32      $    3    $    35
                                         =======      ======    =======

   Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       ----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------            % of      Estimated     % of
                       > 1.20x  1.00x -1.20x < 1.00x  Total     Total    Fair Value     Total
-                      -------- ------------ ------- -------- -------   ------------- -------
                                   (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106    $   89  $  4,083    77.5 %   $  4,459       78.5 %
65% to 75%............      626        32        27       685    13.0          711       12.5
76% to 80%............      343         8        57       408     7.8          428        7.6
Greater than 80%......       39        28        23        90     1.7           81        1.4
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,896    $  174    $  196  $  5,266   100.0 %   $  5,679      100.0 %
                       ========    ======    ======  ======== =======     ========    =======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $  135    $  210  $  3,669    68.1 %   $  3,888       69.9 %
65% to 75%............      719        54        52       825    15.3          852       15.3
76% to 80%............      199        --        26       225     4.2          221        4.0
Greater than 80%......      452       181        38       671    12.4          602       10.8
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,694    $  370    $  326  $  5,390   100.0 %   $  5,563      100.0 %
                       ========    ======    ======  ======== =======     ========    =======

  Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                             -------------------------------------------
                                      2012                   2011
                             --------------------   --------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- ------   ------------- ------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,184      94.0 %   $  1,129      84.7 %
      65% to 75%............         76       6.0          142      10.7
      76% to 80%............         --        --           62       4.6
                               --------    ------     --------    ------
       Total................   $  1,260     100.0 %   $  1,333     100.0 %
                               ========    ======     ========    ======

  The estimated fair value of agricultural mortgage loans was $1.3 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

  Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31,
  2012:
Commercial...   $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
Agricultural.      --        --         --        --        --         --         --       --        --        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====
December 31,
  2011:
Commercial...   $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  29      $  2
Agricultural.      --        --         --        --        --         --         --       --         4        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  33      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $45 million and $13 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $15 million pre-modification and $15 million post-modification. There were no agricultural mortgage loans modified as a troubled debt restructuring during the years ended December 31, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                                ----------------
                                                  2012     2011
                                                -------  -------
                                                  (In millions)
               Rental receivables, net......... $    92  $    92
               Estimated residual values.......      14       14
                                                -------  -------
                Subtotal.......................     106      106
               Unearned income.................     (37)     (42)
                                                -------  -------
                Investment in leveraged leases. $    69  $    64
                                                =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                        ---------------------------------
                                                                           2012        2011        2010
                                                                        ---------  ------------- --------
                                                                                   (In millions)
Income from investment in leveraged leases............................. $       5    $       8   $     --
Less: Income tax expense on leveraged leases...........................        (2)          (3)        --
                                                                        ---------    ---------   --------
Investment income after income tax from investment in leveraged leases. $       3    $       5   $     --
                                                                        =========    =========   ========

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $654 million and $583 million at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                              2012        2011        2010
                                                                           ---------  ------------- -------
                                                                                      (In millions)
Fixed maturity securities................................................. $   5,019    $   3,690   $   878
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (64)        (125)      (86)
                                                                           ---------    ---------   -------
   Total fixed maturity securities........................................     4,955        3,565       792
Equity securities.........................................................        12          (41)      (21)
Derivatives...............................................................       243          239      (109)
Short-term investments....................................................        (2)          (2)       (2)
Other.....................................................................       (17)          (5)       (3)
                                                                           ---------    ---------   -------
   Subtotal...............................................................     5,191        3,756       657
                                                                           ---------    ---------   -------
Amounts allocated from:
 Insurance liability loss recognition.....................................      (739)        (325)      (33)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................         4            9         5
 DAC and VOBA.............................................................      (671)        (509)     (119)
                                                                           ---------    ---------   -------
   Subtotal...............................................................    (1,406)        (825)     (147)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        22           42        30
Deferred income tax benefit (expense).....................................    (1,358)      (1,063)     (198)
                                                                           ---------    ---------   -------
Net unrealized investment gains (losses).................................. $   2,449    $   1,910   $   342
                                                                           =========    =========   =======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2012         2011
                                                        ---------   ---------
                                                           (In millions)

    Balance, January 1,............................... $    (125)   $     (86)
    Noncredit OTTI losses recognized (1)..............        (3)           5
    Securities sold with previous noncredit OTTI loss.        35           26
    Subsequent changes in estimated fair value........        29          (70)
                                                        ---------   ---------
    Balance, December 31,............................. $     (64)   $    (125)
                                                        =========   =========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $5 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                          -------------------------
                                                                            2012     2011     2010
                                                                          -------  -------  -------
                                                                                (In millions)

Balance, beginning of period............................................. $ 1,910  $   342  $  (680)
Cumulative effect of change in accounting principles, net of income tax..      --       --       34
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.............................................................      61      (39)      39
Unrealized investment gains (losses) during the year.....................   1,374    3,138    1,778
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.............................    (414)    (292)     (33)
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss).....................................      (5)       4       (7)
 DAC and VOBA............................................................    (162)    (390)    (265)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)............     (20)      12      (11)
Deferred income tax benefit (expense)....................................    (295)    (865)    (513)
                                                                          -------  -------  -------
Balance, end of period................................................... $ 2,449  $ 1,910  $   342
                                                                          =======  =======  =======
Change in net unrealized investment gains (losses)....................... $   539  $ 1,568  $ 1,022
                                                                          =======  =======  =======

 Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at December 31, 2012 and 2011.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2012     2011
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  6,154 $  5,307
    Estimated fair value.................................. $  7,339 $  6,451
   Cash collateral on deposit from counterparties (2)..... $  7,502 $  6,456
   Security collateral on deposit from counterparties (3). $     51 $    137
   Reinvestment portfolio -- estimated fair value......... $  7,533 $  6,295

--------
(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)

 Invested assets on deposit (regulatory deposits)............ $     58 $     51
 Invested assets pledged as collateral (1)...................    1,569      897
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  1,627 $    948
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see
   Note 8).

 Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2012     2011
                                                       -------- --------
                                                         (In millions)

       Outstanding principal and interest balance (1). $    560 $    560
       Carrying value (2)............................. $    459 $    418

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                             December 31,
                                                             -------------
                                                             2012   2011
                                                             -----  -----
                                                             (In millions)

       Contractually required payments (including interest). $ 172  $ 882
       Cash flows expected to be collected (1).............. $  88  $ 761
       Fair value of investments acquired................... $  55  $ 449

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                            ------------
                                                             2012   2011
                                                            -----  -----
                                                            (In millions)

       Accretable yield, January 1,........................ $ 320  $   5
       Investments purchased...............................    33    312
       Accretion recognized in earnings....................   (18)    (9)
       Disposals...........................................    (4)    --
       Reclassification (to) from nonaccretable difference.   (22)    12
                                                            -----  -----
       Accretable yield, December 31,...................... $ 309  $ 320
                                                            =====  =====

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $870 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $178.3 billion and $173.1 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $12.4 billion and $13.7 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $13.1 billion, $7.1 billion and $14.0 billion for the years ended

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                   December 31,
                                                                 -----------------
                                                                   2012     2011
                                                                 -------- --------
                                                                   (In millions)
CSEs: (1)
Assets:
 Mortgage loans held-for-investment (commercial mortgage loans). $  2,666 $  3,138
 Accrued investment income......................................       13       14
                                                                 -------- --------
   Total assets................................................. $  2,679 $  3,152
                                                                 ======== ========
Liabilities:
 Long-term debt................................................. $  2,559 $  3,065
 Other liabilities..............................................       13       14
                                                                 -------- --------
   Total liabilities............................................ $  2,572 $  3,079
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   remaining investment in the former QSPEs of $92 million and $59 million at estimated fair value at December 31, 2012 and 2011, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $163 million, $322 million and $402 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2012                   2011
                                                 ---------------------- ----------------------
                                                             Maximum                Maximum
                                                 Carrying   Exposure    Carrying   Exposure
                                                   Amount   to Loss (1)   Amount   to Loss (1)
                                                 -------- ------------- -------- -------------
                                                                 (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $ 10,347   $ 10,347    $ 10,599   $ 10,599
 U.S. and foreign corporate.....................      651        651         658        658
Other limited partnership interests.............    1,408      1,930       1,302      1,982
Real estate joint ventures......................       71         74          22         26
                                                 --------   --------    --------   --------
 Total.......................................... $ 12,477   $ 13,002    $ 12,581   $ 13,265
                                                 ========   ========    ========   ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Net Investment Income

   The components of net investment income were as follows:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
Investment income:
Fixed maturity securities...................................................... $ 2,143     $ 2,147     $ 2,120
Equity securities..............................................................       9          10          16
FVO securities -- FVO general account securities (1)...........................       2           1          --
Mortgage loans.................................................................     357         347         301
Policy loans...................................................................      59          63          67
Real estate and real estate joint ventures.....................................      83          24         (24)
Other limited partnership interests............................................     167         176         190
Cash, cash equivalents and short-term investments..............................       5           5           9
International joint ventures...................................................      (2)         (5)        (10)
Other..........................................................................      (4)          3           3
                                                                                 -------     -------     -------
   Subtotal..................................................................     2,819       2,771       2,672
 Less: Investment expenses....................................................      101         100          97
                                                                                 -------     -------     -------
   Subtotal, net.............................................................     2,718       2,671       2,575
                                                                                 -------     -------     -------
FVO securities -- FVO contractholder-directed unit-linked investments (1)......      62          71         167
FVO CSEs -- interest income:
 Commercial mortgage loans....................................................      172         332         411
                                                                                 -------     -------     -------
   Subtotal..................................................................       234         403         578
                                                                                 -------     -------     -------
   Net investment income.....................................................   $ 2,952     $ 3,074     $ 3,153
                                                                                 =======     =======     =======
--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
   FVO general account securities.............................................. $    --     $     2     $    --
   FVO contractholder-directed unit-linked investments......................... $    --     $   (11)    $   121

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012     2011    2010
                                                                           ------   ------  ------
                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation....................................................... $  (16)  $  --   $  --
     Finance..............................................................     (7)     (9)     (7)
     Utility..............................................................     (3)     --      (2)
     Communications.......................................................     (2)    (11)     (4)
     Industrial...........................................................     (1)     (2)     --
     Consumer.............................................................     --      --     (10)
                                                                           ------   -----   -----
       Total U.S. and foreign corporate securities........................    (29)    (22)    (23)
     RMBS.................................................................    (20)    (17)    (18)
     ABS..................................................................     --      (5)     (1)
     CMBS.................................................................     --      (3)     (8)
                                                                           ------   -----   -----
 OTTI losses on fixed maturity securities recognized in earnings..........    (49)    (47)    (50)
 Fixed maturity securities -- net gains (losses) on sales and disposals...    145      81     123
                                                                           ------   -----   -----
   Total gains (losses) on fixed maturity securities......................     96      34      73
                                                                           ------   -----   -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common.................................................................     (9)     (2)     (2)
   Non-redeemable preferred...............................................     --      (6)     --
                                                                           ------   -----   -----
 OTTI losses on equity securities recognized in earnings..................     (9)     (8)     (2)
 Equity securities -- net gains (losses) on sales and disposals...........      5     (13)     30
                                                                           ------   -----   -----
   Total gains (losses) on equity securities..............................     (4)    (21)     28
                                                                           ------   -----   -----
 FVO securities -- FVO general account securities -- changes in estimated
   fair value subsequent to consolidation.................................      1      --      --
 Mortgage loans...........................................................     27      26     (18)
 Real estate and real estate joint ventures...............................     (3)     (1)    (21)
 Other limited partnership interests......................................     (2)     (5)    (13)
 Other investment portfolio gains (losses)................................      3      (9)     10
                                                                           ------   -----   -----
     Subtotal -- investment portfolio gains (losses)......................    118      24      59
                                                                           ------   -----   -----
FVO CSEs -- changes in estimated fair value subsequent to consolidation:
   Commercial mortgage loans..............................................      7     (84)    758
   Long-term debt -- related to commercial mortgage loans.................     27      93    (734)
Non-investment portfolio gains (losses)...................................     --       2      67
                                                                           ------   -----   -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)........     34      11      91
                                                                           ------   -----   -----
       Total net investment gains (losses)................................ $  152   $  35   $ 150
                                                                           ======   =====   =====

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $(7) million and $78 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                             Years Ended December 31,
                                   ----------------------------------------------------------------------------
                                     2012     2011      2010     2012  2011   2010    2012     2011      2010
                                   -------  --------  --------  ----- -----  -----  -------  --------  --------
                                    Fixed Maturity Securities    Equity Securities             Total
                                   ---------------------------  ------------------  ---------------------------
                                                                   (In millions)
Proceeds.......................... $ 6,690  $ 11,634  $ 12,434  $ 39  $ 190  $ 109  $ 6,729  $ 11,824  $ 12,543
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========
Gross investment gains............ $   186  $    182  $    244  $  9  $   9  $  31  $   195  $    191  $    275
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Gross investment losses...........     (41)     (101)     (121)   (4)   (22)    (1)     (45)     (123)     (122)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Total OTTI losses recognized in
 earnings:
  Credit-related..................     (42)      (38)      (47)   --     --     --      (42)      (38)      (47)
  Other (1).......................      (7)       (9)       (3)   (9)    (8)    (2)     (16)      (17)       (5)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
   Total OTTI losses recognized
    in earnings...................     (49)      (47)      (50)   (9)    (8)    (2)     (58)      (55)      (52)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
    Net investment gains
     (losses)..................... $    96  $     34  $     73  $ (4) $ (21) $  28  $    92  $     13  $    101
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========

--------
(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                   Years Ended December 31,
                                                                                  ------------------------
                                                                                    2012         2011
                                                                                   --------     --------
                                                                                     (In millions)
Balance, at January 1,........................................................... $     55     $     63
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................        6            6
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................       15           17
 Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................      (17)          (7)
 Securities impaired to net present value of expected future cash flows..........       --          (22)
 Increases in cash flows -- accretion of previous credit loss OTTI...............       --           (2)
                                                                                   --------     --------
Balance, at December 31,......................................................... $     59     $     55
                                                                                   ========     ========

  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2012    2011     2010
                                                                      -----   -----   ------
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  --   $  --   $  582
Amortized cost of invested assets transferred to affiliates......... $  --   $  --   $  533
Net investment gains (losses) recognized on transfers............... $  --   $  --   $   49
Estimated fair value of invested assets transferred from affiliates. $  --   $  33   $   46

  The Company loaned $310 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $306 million and $307 million at December 31, 2012, and 2011, respectively. A loan of $110 million bears interest at one-month London Inter-Bank Offered Rate ("LIBOR") + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan of $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $17 million for the year ended December 31, 2012 and $14 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these loans was $25 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $67 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities.

 Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

  To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                  December 31,
                                                           -----------------------------------------------------------
                                                                       2012                           2011
                                                           -----------------------------  -----------------------------
                                                                     Estimated Fair Value           Estimated Fair Value
                                                           Notional --------------------  Notional --------------------
                         Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------- -------- -------  ------------ -------- -------  ------------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................. $    538 $    28     $   9     $    311 $    35     $   6
  Foreign currency swaps.. Foreign currency exchange rate.      122      --        14          598     188        19
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                      660      28        23          909     223        25
                                                           -------- -------     -----     -------- -------     -----
Cash flow hedges:
  Interest rate swaps..... Interest rate..................      658      99        --          355      96        --
  Interest rate forwards.. Interest rate..................      410      81        --          620     128        --
  Foreign currency swaps.. Foreign currency exchange rate.      524      16        14          445      31        12
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                    1,592     196        14        1,420     255        12
                                                           -------- -------     -----     -------- -------     -----
    Total qualifying
     hedges...............                                    2,252     224        37        2,329     478        37
                                                           -------- -------     -----     -------- -------     -----
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate..................   16,869   1,254       513       12,408   1,287       421
Interest rate floors...... Interest rate..................   15,136     318       274        7,986     330       152
Interest rate caps........ Interest rate..................    9,031      11        --       10,133      19        --
Interest rate futures..... Interest rate..................    2,771      --         7        3,766      10         1
Foreign currency swaps.... Foreign currency
                            exchange rate.................      811      60        35          749      78        31
Foreign currency forwards. Foreign currency
                            exchange rate.................      139      --         4          149       9        --
Credit default swaps...... Credit.........................    2,618      23         3        2,426      18        28
Equity futures............ Equity market..................    1,075      --        27        1,007       4        --
Equity options............ Equity market..................    2,845     469         1        2,111     482        --
Variance swaps............ Equity market..................    2,346      11        62        2,430      51         8
TRRs...................... Equity market..................      300      --         7          129      --         2
                                                           -------- -------     -----     -------- -------     -----
  Total non-designated or non-qualifying derivatives....     53,941   2,146       933       43,294   2,288       643
                                                           -------- -------     -----     -------- -------     -----
   Total...............................................    $ 56,193 $ 2,370     $ 970     $ 45,623 $ 2,766     $ 680
                                                           ======== =======     =====     ======== =======     =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2012     2011     2010
                                                 -------  --------- ------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $  (289) $     846 $  (74)
     Embedded derivatives.......................   1,269        273    132
                                                 -------  --------- ------
      Total net derivative gains (losses)....... $   980  $   1,119 $   58
                                                 =======  ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives for the:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012     2011   2010
                                                       -------   ------ -------
                                                            (In millions)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $     2
   Interest credited to policyholder account balances.      18       41      37
  Non-qualifying hedges:
   Net derivative gains (losses)......................     127       83       6
   Policyholder benefits and claims...................      (6)      --      --
                                                       -------   ------ -------
     Total............................................ $   141   $  126 $    45
                                                       =======   ====== =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
For the Year Ended December 31, 2012:
 Interest rate derivatives..................    $    (5)     $    --     $    --
 Foreign currency exchange rate derivatives.         (4)          --          --
 Credit derivatives.........................         30           --          --
 Equity derivatives.........................       (413)          (4)        (51)
                                                -------      -------     -------
   Total....................................    $  (392)     $    (4)    $   (51)
                                                =======      =======     =======
For the Year Ended December 31, 2011:
 Interest rate derivatives..................    $   701      $    --     $    --
 Foreign currency exchange rate derivatives.         27           --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................         45           (7)         (4)
                                                -------      -------     -------
   Total....................................    $   773      $    (7)    $    (4)
                                                =======      =======     =======
For the Year Ended December 31, 2010:
 Interest rate derivatives..................    $    38      $    --     $    --
 Foreign currency exchange rate derivatives.        (29)          --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................        (48)          (7)         --
                                                -------      -------     -------
   Total....................................    $   (39)     $    (7)    $    --
                                                =======      =======     =======

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:...... Fixed maturity securities....    $      (3)     $       1       $      (2)
                           Policyholder liabilities (1).          (10)             8              (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (29)            20              (9)
                                                            ---------      ---------       ---------
 Total.................................................     $     (42)     $      29       $     (13)
                                                            =========      =========       =========
For the Year Ended December 31, 2011:
Interest rate swaps:...... Fixed maturity securities....    $      (7)     $       5       $      (2)
                           Policyholder liabilities (1).           36            (38)             (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (52)            30             (22)
                                                            ---------      ---------       ---------
 Total.................................................     $     (23)     $      (3)      $     (26)
                                                            =========      =========       =========
For the Year Ended December 31, 2010:
Interest rate swaps:...... Fixed maturity securities....    $      (1)     $       1       $      --
                           Policyholder liabilities (1).          (13)             8              (5)
Foreign currency swaps:... Foreign-denominated PABs (2).          (38)            14             (24)
                                                            ---------      ---------       ---------
 Total.................................................     $     (52)     $      23       $     (29)
                                                            =========      =========       =========

--------
(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and an insignificant amount from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $243 million and $239 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                  Amount of Gains (Losses)  Amount and Location of Gains       Amount and Location of
                                  Deferred in Accumulated    (Losses) Reclassified from            Gains (Losses)
Derivatives in Cash Flow         Other Comprehensive Income Accumulated Other Comprehensive  Recognized in Income (Loss)
Hedging Relationships              (Loss) on Derivatives    Income (Loss) into Income (Loss)       on Derivatives
------------------------         -------------------------- -------------------------------- ---------------------------
                                    (Effective Portion)          (Effective Portion)            (Ineffective Portion)
                                 -------------------------- -------------------------------- ---------------------------
                                                            Net Derivative   Net Investment        Net Derivative
                                                            Gains (Losses)       Income            Gains (Losses)
                                                            --------------   --------------  ---------------------------
                                                                    (In millions)
For the Year Ended December 31,
 2012:
  Interest rate swaps...........     $              21      $          --     $        --         $              1
  Interest rate forwards........                     1                  1               1                       --
  Foreign currency swaps........                   (15)                 1              --                       (1)
  Credit forwards...............                    --                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $               7      $           2     $         1         $             --
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2011:
  Interest rate swaps...........     $             132      $           1     $        --         $             --
  Interest rate forwards........                   208                  9              --                        1
  Foreign currency swaps........                    17                 (2)             --                       --
  Credit forwards...............                    --                  1              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $             357      $           9     $        --         $              1
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2010:
  Interest rate swaps...........     $             (44)     $          --     $        --         $             --
  Interest rate forwards........                   (71)                 4              --                       (1)
  Foreign currency swaps........                    (6)                (3)             --                       --
  Credit forwards...............                    14                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $            (107)     $           1     $        --         $             (1)
                                     =================      =============     ===========         ================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.5 billion and $2.1 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $22 million and paid $11 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated      Amount
                                              Fair Value     Future       Weighted   Fair Value   of Future      Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $      3     $    167        3.2       $      2     $    212        4.3
Credit default swaps referencing indices.....        10          650        2.1             --          661        3.1
                                               --------     --------                  --------     --------
  Subtotal...................................        13          817        2.3              2          873        3.4
                                               --------     --------                  --------     --------
Baa
Single name credit default swaps (corporate).         4          479        3.8            (6)          434        4.6
Credit default swaps referencing indices.....         5        1,124        4.8            (7)          793        4.8
                                               --------     --------                  --------     --------
  Subtotal...................................         9        1,603        4.5           (13)        1,227        4.7
                                               --------     --------                  --------     --------
B
Single name credit default swaps (corporate).        --           --         --             --           --         --
Credit default swaps referencing indices.....        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
  Subtotal...................................        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
   Total.....................................  $     22     $  2,456        3.8       $   (11)     $  2,100        4.2
                                               ========     ========                  ========     ========

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $897 million and $1.6 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $689 million and $315 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                            Estimated
                                          Fair Value of
                                            Collateral         Fair Value of Incremental
                                          Provided (2):        Collateral Provided Upon:
                                          -------------- --------------------------------------
                                                                           Downgrade in the
                                                                       Company's Credit Rating
                                                                       to a Level that Triggers
                         Estimated                         One Notch        Full Overnight
                       Fair Value of                     Downgrade In    Collateralization or
                     Derivatives in Net   Fixed Maturity the Company's      Termination of
                   Liability Position (1)   Securities   Credit Rating the Derivative Position
                   ---------------------- -------------- ------------- ------------------------
                                                  (In millions)
December 31, 2012.       $      143          $    121       $    2             $    28
December 31, 2011.       $       14          $      9       $    1             $    10

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $86 million and $140 million, respectively, which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                          December 31,
                                                                       ------------------
                                          Balance Sheet Location         2012      2011
                                      -------------------------------- --------  --------
                                                                          (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits... Premiums, reinsurance and other receivables..................... $  3,551  $  2,815
 Options embedded in debt or equity
   securities........................ Investments.....................      (14)       (2)
                                                                       --------  --------
 Net embedded derivatives within asset host contracts................  $  3,537  $  2,813
                                                                       ========  ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits.. PABs............................ $    705  $  1,363
 Assumed guaranteed minimum
   benefits.......................... PABs............................        4         4
 Funds withheld on ceded reinsurance. Other liabilities...............      552       416
                                                                       --------  --------
   Net embedded derivatives within liability host contracts........    $  1,261  $  1,783
                                                                       ========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2012      2011   2010
                                                 --------   ------ ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  1,269   $  273 $  132

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($235) million, 354 million and ($153) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                        Level 1  Unadjusted quoted prices in active
                                 markets for identical assets or
                                 liabilities. The Company defines
                                 active markets based on average
                                 trading volume for equity securities.
                                 The size of the bid/ask spread is
                                 used as an indicator of market
                                 activity for fixed maturity
                                 securities.

                        Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                        Level 3  Unobservable inputs that are
                                 supported by little or no market
                                 activity and are significant to the
                                 determination of estimated fair value
                                 of the assets or liabilities.
                                 Unobservable inputs reflect the
                                 reporting entity's own assumptions
                                 about the assumptions that market
                                 participants would use in pricing the
                                 asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                        December 31, 2012
                                                      ------------------------------------------------------
                                                               Fair Value Hierarchy
                                                      --------------------------------------
                                                                                             Total Estimated
                                                        Level 1      Level 2      Level 3      Fair Value
                                                      ------------ ------------ ------------ ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $         -- $     17,461 $      1,434  $     18,895
  Foreign corporate..................................           --        8,577          868         9,445
  U.S. Treasury and agency...........................        5,082        3,782           --         8,864
  RMBS...............................................           --        5,460          278         5,738
  CMBS...............................................           --        2,231          125         2,356
  State and political subdivision....................           --        2,304           25         2,329
  ABS................................................           --        1,910          343         2,253
  Foreign government.................................           --        1,085            3         1,088
                                                      ------------ ------------ ------------  ------------
   Total fixed maturity securities...................        5,082       42,810        3,076        50,968
                                                      ------------ ------------ ------------  ------------
Equity securities:
  Common stock.......................................           70           81           26           177
  Non-redeemable preferred stock.....................           --           47           93           140
                                                      ------------ ------------ ------------  ------------
   Total equity securities...........................           70          128          119           317
                                                      ------------ ------------ ------------  ------------
FVO securities:
  FVO general account securities.....................           --            9           --             9
  FVO contractholder-directed unit-linked
   investments (1)...................................           --           --           --            --
                                                      ------------ ------------ ------------  ------------
   Total FVO securities..............................           --            9           --             9
                                                      ------------ ------------ ------------  ------------
Short-term investments (2)...........................        1,233        1,285           13         2,531
Mortgage loans held by CSEs..........................           --        2,666           --         2,666
Derivative assets: (3)
  Interest rate......................................           --        1,643          148         1,791
  Foreign currency exchange rate.....................           --           76           --            76
  Credit.............................................           --           13           10            23
  Equity market......................................           --          469           11           480
                                                      ------------ ------------ ------------  ------------
   Total derivative assets...........................           --        2,201          169         2,370
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within asset host contracts
 (4).................................................           --           --        3,551         3,551
Separate account assets (5)..........................          201       85,772          141        86,114
                                                      ------------ ------------ ------------  ------------
   Total assets...................................... $      6,586 $    134,871 $      7,069  $    148,526
                                                      ============ ============ ============  ============
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $          7 $        767 $         29  $        803
  Foreign currency exchange rate.....................           --           67           --            67
  Credit.............................................           --            3           --             3
  Equity market......................................           27            8           62            97
                                                      ------------ ------------ ------------  ------------
   Total derivative liabilities......................           34          845           91           970
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
 contracts (4).......................................           --           --        1,261         1,261
Long-term debt of CSEs...............................           --        2,559           --         2,559
                                                      ------------ ------------ ------------  ------------
   Total liabilities................................. $         34 $      3,404 $      1,352  $      4,790
                                                      ============ ============ ============  ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                      ---------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                      ----------------------------------------------
                                                                                                     Total Estimated
                                                         Level 1         Level 2         Level 3       Fair Value
                                                      -------------- --------------- --------------- ----------------
                                                                               (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $           -- $        15,907 $         1,432 $         17,339
  Foreign corporate..................................             --           7,913             580            8,493
  U.S. Treasury and agency...........................          4,326           3,722              --            8,048
  RMBS...............................................             --           6,255             239            6,494
  CMBS...............................................             --           2,080             147            2,227
  State and political subdivision....................             --           2,032              23            2,055
  ABS................................................             --           1,658             220            1,878
  Foreign government.................................             --           1,245               2            1,247
                                                      -------------- --------------- --------------- ----------------
   Total fixed maturity securities...................          4,326          40,812           2,643           47,781
                                                      -------------- --------------- --------------- ----------------
Equity securities:
  Common stock.......................................             51              74              21              146
  Non-redeemable preferred stock.....................             --              30              76              106
                                                      -------------- --------------- --------------- ----------------
   Total equity securities...........................             51             104              97              252
                                                      -------------- --------------- --------------- ----------------
FVO securities:
  FVO general account securities.....................             --              49              --               49
  FVO contractholder-directed unit-linked
   investments.......................................          3,616              --              --            3,616
                                                      -------------- --------------- --------------- ----------------
   Total FVO securities..............................          3,616              49              --            3,665
                                                      -------------- --------------- --------------- ----------------
Short-term investments (2)...........................            865           1,684              10            2,559
Mortgage loans held by CSEs..........................             --           3,138              --            3,138
Derivative assets: (3)
  Interest rate......................................             10           1,708             187            1,905
  Foreign currency exchange rate.....................             --             306              --              306
  Credit.............................................             --              12               6               18
  Equity market......................................              4             482              51              537
                                                      -------------- --------------- --------------- ----------------
   Total derivative assets...........................             14           2,508             244            2,766
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within asset host contracts
 (4).................................................             --              --           2,815            2,815
Separate account assets (5)..........................            185          72,244             130           72,559
                                                      -------------- --------------- --------------- ----------------
   Total assets...................................... $        9,057 $       120,539 $         5,939 $        135,535
                                                      ============== =============== =============== ================
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $            1 $           566 $            13 $            580
  Foreign currency exchange rate.....................             --              62              --               62
  Credit.............................................             --              21               7               28
  Equity market......................................             --               2               8               10
                                                      -------------- --------------- --------------- ----------------
   Total derivative liabilities......................              1             651              28              680
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within liability host
 contracts (4).......................................             --              --           1,783            1,783
Long-term debt of CSEs...............................             --           3,065              --            3,065
                                                      -------------- --------------- --------------- ----------------
   Total liabilities................................. $            1 $         3,716 $         1,811 $          5,528
                                                      ============== =============== =============== ================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

--------
(1)During June 2012, the Company disposed of MetLife Europe which held the FVO contractholder-directed unit-linked investments. See Note 3.

(2)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(3)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($14) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of $1 million and ($3) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 8% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Common and non-redeemable preferred stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Common and non-redeemable preferred stock

       These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Held by CSEs

    The Company consolidates certain securitization entities that hold mortgage loans.

    Level 2 Valuation Techniques and Key Inputs:

     These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

    Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and LIBOR basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

    Equity market

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

   Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

    Equity market

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

  Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct and Assumed Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                               Valuation Techniques                  Significant Unobservable Inputs
                                        ------------------------------------ ------------------------------------------------
Fixed maturity securities:

  U.S. corporate and foreign corporate  . Matrix pricing                     . Delta spread adjustments (1)
                                                                             .Illiquidity premium (1)
                                                                             .Spreads from below investment grade curves (1)
                                                                             .Offered quotes (2)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

  RMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  CMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  ABS                                   .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

Derivatives:

  Interest rate                         .Present value techniques            .Swap yield (1)
                                        -------------------------------------------------------------------------------------

  Credit                                .Present value techniques            .Credit spreads (1)
                                        .Consensus pricing                   .Offered quotes (3)
                                        -------------------------------------------------------------------------------------
  Equity market                         .Present value techniques            .Volatility
                                        -------------------------------------------------------------------------------------

Embedded derivatives:

  Direct and ceded guaranteed
 minimum benefits                       .Option pricing techniques           .Mortality rates:
                                                                                Ages 0 - 40
                                                                                Ages 41 -60
                                                                                Ages 61 -115
                                                                             .Lapse rates:
                                                                                Durations 1 - 10
                                                                                Durations 11 - 20
                                                                                Durations 21 - 116

                                                                             .Utilization rates (4)
                                                                             .Withdrawal rates
                                                                             .Long-term equity volatilities
                                                                             .Nonperformance risk spread
                                        -------------------------------------------------------------------------------------

                                                                   Weighted
        Significant Unobservable Inputs               Range        Average
------------------------------------------------ --------------    --------


.. Delta spread adjustments (1)                       9  -     500    105
..Illiquidity premium (1)                            30  -      30
..Spreads from below investment grade curves (1)   (157) -     876    227
..Offered quotes (2)                                100  -     100
..Quoted prices (2)                                 (40) -     577    143
..Offered quotes (2)                                 35  -     555
-------------------------


..Spreads from below investment grade curves (1)     40  -   2,367    436
..Quoted prices (2)                                 100  -     100    100
-------------------------


..Spreads from below investment grade curves (1)     10  -   9,164    413
..Quoted prices (2)                                 100  -     104    102
-------------------------


..Spreads from below investment grade curves (1)     --  -     900    152
..Quoted prices (2)                                  97  -     102    100
..Offered quotes (2)                                 50  -     111
-------------------------



..Swap yield (1)                                    221  -     353
-------------------------

..Credit spreads (1)                                100  -     100
..Offered quotes (3)
-------------------------
..Volatility                                         18% -      26%
-------------------------




..Mortality rates:
   Ages 0 - 40                                       0% -    0.10%
   Ages 41 -60                                    0.05% -    0.64%
   Ages 61 -115                                   0.32% -     100%
..Lapse rates:
   Durations 1 - 10                               0.50% -     100%
   Durations 11 - 20                                 3% -     100%
   Durations 21 - 116                                3% -     100%

..Utilization rates (4)                              20% -      50%
..Withdrawal rates                                 0.07% -      10%
..Long-term equity volatilities                   17.40% -      25%
..Nonperformance risk spread                       0.10% -    0.67%
-------------------------

--------
(1)For this unobservable input, range and weighted average are presented in basis points.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 10.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

   Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

   Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

   Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Equity market derivatives

   Significant decreases in equity volatility in isolation will adversely impact overall valuation, while significant increases in equity volatility will result in substantial valuation increases.

  Direct and ceded guaranteed minimum benefits

   For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                      -------------------------------------------------------------------------------------
                                                               U.S.                         State and
                                         U.S.      Foreign   Treasury                       Political             Foreign
                                       Corporate  Corporate and Agency   RMBS      CMBS    Subdivision    ABS    Government
                                      ----------  --------- ---------- --------  --------  ----------- --------  ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $    1,432  $    580   $    --   $    239  $    147    $    23   $    220   $      2
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)........
   Net investment income.............          7        --        --         --        --         --         --         --
   Net investment gains (losses).....         --       (24)       --         (4)       (1)        --         --         --
   Net derivative gains (losses).....         --        --        --         --        --         --         --         --
  Other comprehensive income (loss)..         66        44        --         39         6          2          8          1
Purchases (3)........................        227       269        --         61        22         --        148         --
Sales (3)............................       (183)      (56)       --        (63)      (71)        --        (15)        --
Issuances (3)........................         --        --        --         --        --         --         --         --
Settlements (3)......................         --        --        --         --        --         --         --         --
Transfers into Level 3 (4)...........         76        68        --          6        39         --         --         --
Transfers out of Level 3 (4).........       (191)      (13)       --         --       (17)        --        (18)        --
                                      ----------  --------   -------   --------  --------    -------   --------   --------
Balance, December 31,................ $    1,434  $    868   $    --   $    278  $    125    $    25   $    343   $      3
                                      ==========  ========   =======   ========  ========    =======   ========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        7  $      1   $    --   $     --  $     --    $    --   $     --   $     --
   Net investment gains (losses)..... $       --  $    (16)  $    --   $     (2) $     --    $    --   $     --   $     --
   Net derivative gains (losses)..... $       --  $     --   $    --   $     --  $     --    $    --   $     --   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                       Equity Securities:                       Net Derivatives: (6)
                                      -------------------              -------------------------------------
                                                   Non-                          Foreign
                                                redeemable                       Currency                           Net
                                       Common   Preferred  Short-term  Interest  Exchange            Equity      Embedded
                                       Stock      Stock    Investments   Rate      Rate    Credit    Market   Derivatives (7)
                                      --------  ---------- ----------- --------  -------- --------  --------  ---------------
                                                                                (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $     21   $     76   $     10   $    174  $    --  $     (1) $     43     $  1,032
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............       --         --         --         --       --        --        --           --
   Net investment gains (losses).....       (2)        --         --         --       --        --        --           --
   Net derivative gains (losses).....       --         --         --          1       --        10       (91)       1,273
 Other comprehensive income (loss)...        9         20         --          1       --        --        --           --
Purchases (3)........................       --         --         13         --       --        --        --           --
Sales (3)............................       (2)        (3)       (10)        --       --        --        --           --
Issuances (3)........................       --         --         --        (10)      --        --        --           --
Settlements (3)......................       --         --         --        (47)      --        --        (3)         (15)
Transfers into Level 3 (4)...........       --         --         --         --       --        --        --           --
Transfers out of Level 3 (4).........       --         --         --         --       --         1        --           --
                                      --------   --------   --------   --------  -------  --------  --------     --------
Balance, December 31,................ $     26   $     93   $     13   $    119  $    --  $     10  $    (51)    $  2,290
                                      ========   ========   ========   ========  =======  ========  ========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $     --   $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net investment gains (losses)..... $     (4)  $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net derivative gains (losses)..... $     --   $     --   $     --   $      3  $    --  $     11  $    (88)    $  1,282

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2012:
Balance, January 1,..................  $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        16
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         1
Sales (3)............................        (5)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........         1
Transfers out of Level 3 (4).........        (2)
                                       --------
Balance, December 31,................  $    141
                                       ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............  $     --
   Net investment gains (losses).....  $     --
   Net derivative gains (losses).....  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political              Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision    ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ---------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $    1,510  $     880  $      34  $     282  $     130   $      32  $     321  $      14
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          6          1         --          1         --          --         --         --
   Net investment gains (losses).....         32        (20)        --         (5)        --          --         (6)        --
   Net derivative gains (losses).....         --         --         --         --         --          --         --         --
 Other comprehensive income (loss)...         80         22         --         (9)        19          (8)         8         --
Purchases (3)........................         76        282         --         16         17          --        166         --
Sales (3)............................       (175)      (515)        --        (34)       (19)         (1)       (46)       (12)
Issuances (3)........................         --         --         --         --         --          --         --         --
Settlements (3)......................         --         --         --         --         --          --         --         --
Transfers into Level 3 (4)...........         40          3         --          1         --          --         --         --
Transfers out of Level 3 (4).........       (137)       (73)       (34)       (13)        --          --       (223)        --
                                      ----------  ---------  ---------  ---------  ---------   ---------  ---------  ---------
Balance, December 31,................ $    1,432  $     580  $      --  $     239  $     147   $      23  $     220  $       2
                                      ==========  =========  =========  =========  =========   =========  =========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $       1  $      --  $       1  $      --   $      --  $      --  $      --
   Net investment gains (losses)..... $       --  $      (9) $      --  $      (5) $      --   $      --  $      (2) $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --   $      --  $      --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------------
                                       Equity Securities:                         Net Derivatives: (6)
                                      --------------------              ----------------------------------------
                                                    Non-                           Foreign
                                                 redeemable                        Currency                             Net
                                        Common   Preferred  Short-term   Interest  Exchange              Equity      Embedded
                                        Stock      Stock    Investments    Rate      Rate      Credit    Market   Derivatives (7)
                                      ---------  ---------- ----------- ---------  --------- ---------  --------  ---------------
                                                                                  (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      22  $     214   $     173  $     (61) $      -- $      11  $     12     $     677
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --         --          --         --         --        --        --            --
   Net investment gains (losses).....         2        (24)         (1)        --         --        --        --            --
   Net derivative gains (losses).....        --         --          --         50         --       (10)       32           277
 Other comprehensive income (loss)...        (6)         1          --        199         --        --        --            --
Purchases (3)........................         9         --          10         --         --        --         3            --
Sales (3)............................        (6)      (115)       (172)        --         --        --        --            --
Issuances (3)........................        --         --          --         --         --        (1)       (4)           --
Settlements (3)......................        --         --          --        (13)        --        (1)       --            78
Transfers into Level 3 (4)...........        --         --          --         (1)        --        --        --            --
Transfers out of Level 3 (4).........        --         --          --         --         --        --        --            --
                                      ---------  ---------   ---------  ---------  --------- ---------  --------     ---------
Balance, December 31,................ $      21  $      76   $      10  $     174  $      -- $      (1) $     43     $   1,032
                                      =========  =========   =========  =========  ========= =========  ========     =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --  $      --   $      --  $      --  $      -- $      --  $     --     $      --
   Net investment gains (losses)..... $      --  $      (3)  $      --  $      --  $      -- $      --  $     --     $      --
   Net derivative gains (losses)..... $      --  $      --   $      --  $      39  $      -- $     (10) $     33     $     279

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2011:
Balance, January 1,.................. $     133
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        (7)
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         5
Sales (3)............................        (1)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........        --
Transfers out of Level 3 (4).........        --
                                      ---------
Balance, December 31,................ $     130
                                      =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --
   Net investment gains (losses)..... $      --
   Net derivative gains (losses)..... $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                      -----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political               Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision     ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $    1,605  $     994  $      33  $     272  $      45  $       32  $      290  $      16
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          7         (1)        --          1         --          --           1         --
   Net investment gains (losses).....         (5)        (3)        --         (4)        --          --          (5)        --
   Net derivative gains (losses).....         --         --         --         --         --          --          --         --
 Other comprehensive income (loss)...         79         90          2         47         21           4          34         --
Purchases, sales, issuances and
 settlements (3).....................       (173)      (199)        (1)       (48)         1          (1)         53          4
Transfers into Level 3 (4)...........        147        114         --         21         85          --          --          3
Transfers out of Level 3 (4).........       (150)      (115)        --         (7)       (22)         (3)        (52)        (9)
                                      ----------  ---------  ---------  ---------  ---------  ----------  ----------  ---------
Balance, December 31,................ $    1,510  $     880  $      34  $     282  $     130  $       32  $      321  $      14
                                      ==========  =========  =========  =========  =========  ==========  ==========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $      --  $      --  $      --  $      --  $       --  $        1  $      --
   Net investment gains (losses)..... $      (10) $      --  $      --  $      (2) $      --  $       --  $       --  $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --  $       --  $       --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                      Equity Securities:                  Net Derivatives: (6)
-                                     ----------------               ------------------------------
                                                 Non-                         Foreign
                                              redeemable                      Currency                     Net        Separate
                                      Common  Preferred  Short-term  Interest Exchange        Equity    Embedded      Account
                                      Stock     Stock    Investments   Rate     Rate   Credit Market Derivatives (7) Assets (8)
                                      ------  ---------- ----------- -------- -------- ------ ------ --------------- ----------
                                                                           (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $   11   $    258    $     8    $   2    $   23  $   4  $  18     $     445      $  153
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --         --          1       --        --     --     --            --          --
   Net investment gains (losses).....      5         15         --       --        --     --     --            --          (5)
   Net derivative gains (losses).....     --         --         --       10        --      3     (6)          135          --
  Other comprehensive income
   (loss)............................      3          6         --      (71)       --     13     --            --          --
Purchases, sales, issuances and
 settlements (3).....................      3        (65)       164       (2)       --     (9)    --            97         (12)
Transfers into Level 3 (4)...........     --         --         --       --        --     --     --            --          --
Transfers out of Level 3 (4).........     --         --         --       --       (23)    --     --            --          (3)
                                      ------   --------    -------    -----    ------  -----  -----     ---------      ------
Balance, December 31,................ $   22   $    214    $   173    $ (61)   $   --  $  11  $  12     $     677      $  133
                                      ======   ========    =======    =====    ======  =====  =====     =========      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $   --   $     --    $     1    $  --    $   --  $  --  $  --     $      --      $   --
   Net investment gains (losses)..... $   --   $     --    $    --    $  --    $   --  $  --  $  --     $      --      $   --
   Net derivative gains (losses)..... $   --   $     --    $    --    $  10    $   --  $   3  $  (6)    $     137      $   --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Option

  The following table presents information for certain assets and liabilities held by CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                             2012     2011
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  2,539 $  3,019
Difference between estimated fair value and unpaid principal balance......      127      119
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,666 $  3,138
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  2,444 $  2,925
Difference between estimated fair value and contractual principal balance.      115      140
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,559 $  3,065
                                                                           ======== ========

--------
(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value of these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs is recognized in net investment income. Interest expense from long-term debt of CSEs is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        Years Ended December 31,
                   -------------------------------------------------------------------------------------------------
                                 2012                             2011                             2010
                   -------------------------------  -------------------------------  -------------------------------
                    Carrying    Carrying             Carrying    Carrying             Carrying    Carrying
                      Value       Value                Value       Value                Value       Value
                    Prior to      After     Gains    Prior to      After     Gains    Prior to      After     Gains
                   Measurement Measurement (Losses) Measurement Measurement (Losses) Measurement Measurement (Losses)
                   ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                             (In millions)
Mortgage loans,
 net (1)..........  $      61   $     65    $    4   $     --     $    8    $     8    $    --     $    --   $    --
Other limited
 partnership
 interests (2)....  $       9   $      6    $   (3)  $      7     $    5    $    (2)   $    33     $    22   $   (11)
Real estate joint
 ventures (3).....  $       5   $      2    $   (3)  $     --     $   --    $    --    $    25     $     5   $   (20)
Goodwill (4)......  $     394   $     --    $ (394)  $     --     $   --    $    --    $    --     $    --   $    --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 10, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2012
                                             ---------------------------------------------------
                                                         Fair Value Hierarchy
                                                      --------------------------
                                             Carrying                            Total Estimated
                                              Value    Level 1 Level 2 Level 3     Fair Value
                                             -------- -------- ------- --------- ---------------
                                                                (In millions)
Assets:
Mortgage loans, net......................... $  6,491  $   --  $    -- $   7,009   $     7,009
Policy loans................................ $  1,216  $   --  $   861 $     450   $     1,311
Real estate joint ventures.................. $     59  $   --  $    -- $     101   $       101
Other limited partnership interests......... $     94  $   --  $    -- $     103   $       103
Other invested assets....................... $    432  $   --  $   548 $      --   $       548
Premiums, reinsurance and other receivables. $  6,015  $   --  $    86 $   6,914   $     7,000
Liabilities:
PABs........................................ $ 22,613  $   --  $    -- $  24,520   $    24,520
Long-term debt.............................. $    791  $   --  $ 1,076 $      --   $     1,076
Other liabilities........................... $    237  $   --  $    81 $     156   $       237
Separate account liabilities................ $  1,296  $   --  $ 1,296 $      --   $     1,296
Commitments: (1)
Mortgage loan commitments................... $     --  $   --  $    -- $       1   $         1
Commitments to fund bank credit facilities
  and private corporate bond investments.... $     --  $   --  $     6 $      --   $         6

                                                                           December 31, 2011
                                                                       -------------------------
                                                                                    Estimated
                                                                       Carrying       Fair
                                                                        Value         Value
                                                                       --------- ---------------
                                                                             (In millions)
Assets:
Mortgage loans, net................................................... $   6,662   $     6,946
Policy loans.......................................................... $   1,203   $     1,307
Real estate joint ventures............................................ $      69   $       107
Other limited partnership interests................................... $      98   $       126
Other invested assets................................................. $     430   $       477
Premiums, reinsurance and other receivables........................... $   5,973   $     6,880
Liabilities:
PABs.................................................................. $  23,144   $    24,732
Long-term debt........................................................ $     792   $       970
Other liabilities..................................................... $     224   $       224
Separate account liabilities.......................................... $   1,240   $     1,240
Commitments: (1)
Mortgage loan commitments............................................. $      --   $        --
Commitments to fund bank credit facilities
  and private corporate bond investments.............................. $      --   $         7

--------
(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 15 for additional information on these off-balance sheet obligations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  In connection with its annual goodwill impairment testing, an actuarial appraisal which estimates the net worth of the reporting unit, the value of existing business and the value of new business was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. In addition, industry-wide inquiries by regulators on the use of affiliated captive reinsurers for off-shore entities to reinsure insurance risks may limit access to this type of capital structure. As a result, a market buyer may discount the ability to fully utilize these structures,

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

which also affected the fair value estimate of the reporting unit. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  In the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. As a result, the Company reallocated $5 million of goodwill from Corporate & Other to the Retail segment. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------  --------- ----------- -------
                                                (In millions)
     Balance at December 31, 2011
     Goodwill..................... $   241   $   307    $   405   $   953
     Accumulated impairment.......      --        --         --        --
                                   -------   -------    -------   -------
      Total goodwill, net......... $   241   $   307    $   405   $   953

     Impairments.................. $  (218)  $    --    $  (176)  $  (394)

     Balance at December 31, 2012
     Goodwill.....................     241       307        405       953
     Accumulated impairment.......    (218)       --       (176)     (394)
                                   -------   -------    -------   -------
      Total goodwill, net......... $    23   $   307    $   229   $   559
                                   =======   =======    =======   =======

--------
(1)The $405 million of goodwill in Corporate & Other relates to goodwill acquired as a part of the 2005 Travelers acquisition. For purposes of goodwill impairment testing, $396 million of the $405 million of Corporate & Other goodwill was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $210 million and $186 million, respectively. The Retail segment amount was further allocated within the segment to the Life & Other and the Annuities reporting units in the amounts of $34 million and $176 million, respectively. Also included in Corporate & Other is $9 million of goodwill associated with ancillary group life and non-medical health business. As reflected in the table, the $176 million related to the Retail Annuities reporting unit was impaired in the third quarter of 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


11. Debt

  Long-term debt outstanding was as follows:

                                                             December 31,
                                       Interest           -------------------
                                         Rate    Maturity   2012      2011
                                       --------  -------- --------- ---------
                                                             (In millions)
   Surplus notes -- affiliated........    8.60 %   2038   $     750 $     750
   Long-term debt -- unaffiliated (1).    7.03 %   2030          41        42
                                                          --------- ---------
    Total long-term debt (2)..........                    $     791 $     792
                                                          ========= =========

--------
(1)Principal and interest is paid quarterly.

(2)Excludes $2.6 billion and $3.1 billion of long-term debt relating to CSEs at December 31, 2012 and 2011, respectively. See Note 7.

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party $45 million of long-term notes maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid
$1 million and $3 million, respectively, of the long-term notes.

  In December 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note issued to MetLife Credit Corporation.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017, and $786 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $67 million and $70 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Payments of interest and principal on the outstanding surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

 Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

 Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2012 and 2011. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

 Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of four times Company Action RBC for all periods presented.

  As of December 31, 2012, the Company's sole foreign insurance subsidiary, MetLife Assurance Limited was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. As of December 31, 2012, the required capital and surplus was $143 million and the actual regulatory capital and surplus was $352 million. Each of the Company's foreign insurance subsidiaries exceeded minimum capital and solvency requirements of their respective countries for all other periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $848 million, $46 million and $668 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $5.3 billion and $5.1 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

 Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in-kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. Based on amounts at December 31, 2012, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2013 of $1.3 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

 Other Comprehensive Income (Loss)

   The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                  --------------------------
                                                                                    2012     2011      2010
                                                                                  -------  --------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year.................... $ 1,343  $  3,157  $ 2,032
Income tax effect of holding gains (losses)......................................    (495)   (1,111)    (705)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income.........................................................      95       (58)    (215)
Income tax effect of reclassification adjustments................................     (35)       20       74
Unrealized investment loss on dividend of subsidiary (see Note 3)................      (3)       --       --
Income tax on unrealized investment loss on dividend of subsidiary (see
  Note 3)........................................................................       1        --       --
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts...........................................................    (581)     (678)    (305)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts........................................................................     214       238      107
                                                                                  -------  --------  -------
Net unrealized investment gains (losses), net of income tax......................     539     1,568      988
Foreign currency translation adjustments, net of income tax expense (benefit) of
  $2 million, ($2) million and ($1) million......................................      31       (14)     (16)
Foreign currency translation adjustment on dividend of subsidiary, net of
  income tax expense (benefit) of $0, $0 and $0 (see Note 3).....................      59        --       --
                                                                                  -------  --------  -------
Other comprehensive income (loss), excluding cumulative effect of change in
  accounting principle...........................................................     629     1,554      972
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and $18 million (see Note 1)...............................      --        --       34
                                                                                  -------  --------  -------
Other comprehensive income (loss), net of income tax............................. $   629  $  1,554  $ 1,006
                                                                                  =======  ========  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2012      2011      2010
                                                  --------  --------  --------
                                                          (In millions)
Compensation..................................... $    364  $    306  $    283
Commissions......................................      939     1,418       936
Volume-related costs.............................      132       162       130
Affiliated interest costs on ceded reinsurance...      271       271       162
Capitalization of DAC............................     (872)   (1,342)     (858)
Amortization of DAC and VOBA.....................      941     1,156       770
Interest expense on debt and debt issuance costs.      231       389       472
Premium taxes, licenses and fees.................       63        75        47
Professional services............................       25        50        38
Rent.............................................       37        29        29
Other............................................      444       401       363
                                                  --------  --------  --------
 Total other expenses............................ $  2,575  $  2,915  $  2,372
                                                  ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                         Years Ended December 31,
                                                       -------------------------
                                                        2012     2011     2010
                                                        -----    -----   ------
                                                           (In millions)
    Current:
     Federal.......................................... $(235)   $(157)   $   55
     Foreign..........................................   (10)      (5)       (4)
                                                        -----    -----   ------
       Subtotal.......................................  (245)    (162)       51
                                                        -----    -----   ------
    Deferred:
     Federal..........................................   617      643       257
     Foreign..........................................    19       42        (5)
                                                        -----    -----   ------
       Subtotal.......................................   636      685       252
                                                        -----    -----   ------
         Provision for income tax expense (benefit)... $ 391    $ 523    $  303
                                                        =====    =====   ======

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                   2012    2011     2010
                                                 -------  ------- -------
                                                       (In millions)
      Income (loss) from continuing operations:
       Domestic................................. $ 1,608  $ 1,634 $ 1,071
       Foreign..................................      (2)     122     (49)
                                                 -------  ------- -------
         Total.................................. $ 1,606  $ 1,756 $ 1,022
                                                 =======  ======= =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Tax provision at U.S. statutory rate.......... $  562   $  615  $  358
     Tax effect of:
      Tax-exempt investment income.................    (71)     (71)    (67)
      Prior year tax...............................      3       (9)      8
      Tax credits..................................     (8)     (11)     (6)
      Foreign tax rate differential................     13       (1)      5
      Change in valuation allowance................      1       (2)      4
      Goodwill impairment..........................   (109)      --      --
      Other, net...................................     --        2       1
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $  391   $  523  $  303
                                                    ======   ======  ======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                         December 31,
                                                     -------------------
                                                       2012       2011
                                                     --------  ---------
                                                        (In millions)
       Deferred income tax assets:
        Policyholder liabilities and receivables.... $    829  $     880
        Net operating loss carryforwards............       32        124
        Employee benefits...........................        3         --
        Capital loss carryforwards..................       --        123
        Investments, including derivatives..........       --        119
        Tax credit carryforwards....................       92        160
        Other.......................................       35         41
                                                     --------  ---------
          Total gross deferred income tax assets....      991      1,447
        Less: Valuation allowance...................        3          2
                                                     --------  ---------
          Total net deferred income tax assets......      988      1,445
                                                     --------  ---------
       Deferred income tax liabilities:
        Investments, including derivatives..........      258         --
        Net unrealized investment gains.............    1,336      1,021
        DAC and VOBA................................    1,317      1,350
        Other.......................................       15          9
                                                     --------  ---------
          Total deferred income tax liabilities.....    2,926      2,380
                                                     --------  ---------
          Net deferred income tax asset (liability). $ (1,938) $    (935)
                                                     ========  =========

  The following table sets forth the domestic, state, and foreign net operating loss carryforwards for tax purposes at December 31, 2012.

                                    Net Operating Loss
                                      Carryforwards
                           ------------------------------------
                                Amount           Expiration
                           ------------------ -----------------
                             (In millions)
                 Domestic. $               60 Beginning in 2025
                 State.... $               33 Beginning in 2013
                 Foreign.. $               35 Indefinite

  Domestic capital loss carryforwards of less than $1 million at December 31, 2012 will expire beginning in 2016. Tax credit carryforwards of $92 million at December 31, 2012 will expire beginning in 2026.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2012, the Company recorded an overall increase to the deferred tax valuation allowance of $1 million.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as a foreign jurisdiction. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2012     2011     2010
                                                  -------  -------  -------
                                                        (In millions)
   Balance at January 1,......................... $    29  $    38  $    44
   Additions for tax positions of prior years....      46       --        1
   Reductions for tax positions of prior years...     (76)      (3)      --
   Additions for tax positions of current year...       9        2       --
   Reductions for tax positions of current year..      (9)      (8)      (7)
                                                  -------  -------  -------
   Balance at December 31,....................... $    (1) $    29  $    38
                                                  =======  =======  =======
   Unrecognized tax benefits that, if recognized
     would impact the effective rate............. $    (1) $    (3) $    --
                                                  =======  =======  =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2012      2011    2010
                                                                  --------- -------- -------
                                                                        (In millions)
Interest recognized in the consolidated statements of operations. $     (9) $     -- $     5

                                                                               December 31,
                                                                           --------------------
                                                                              2012      2011
                                                                           ---------- ---------
                                                                              (In millions)
Interest included in other liabilities in the consolidated balance sheets. $       -- $       9

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $73 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012.

  Matters as to Which an Estimate Can Be Made

  For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

made. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On December 28, 2012, the West Virginia Treasurer filed an action against the Company in West Virginia state court alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

 Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Connecticut General Life Insurance Company ("Connecticut General") and MetLife Insurance Company of Connecticut engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General reinsured

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

death benefits payable under certain MetLife Insurance Company of Connecticut annuities. The arbitration panel issued an interim final award, dated
August 28, 2012, which states that MetLife Insurance Company of Connecticut shall pay Connecticut General $11,369,675 in damages incurred through the second quarter of 2011 to be offset against $7,028,955 in claims due to MetLife Insurance Company of Connecticut through the fourth quarter of 2011. These amounts are being settled in accordance with the terms of the interim final award. The award also will lead MetLife Insurance Company of Connecticut to stop submitting certain claims under the reinsurance contracts.

  A former Tower Square Securities, Inc. ("Tower Square") financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, the Financial Industry Regulatory Authority, Inc. and the U.S. Attorney's Office conducted inquiries. Tower Square made remediation to all the affected customers. The Illinois Securities Division issued a Statement of Violations to Tower Square, and Tower Square conducted discussions with the Illinois Securities Division.

 Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               -------------------
                                                                 2012      2011
                                                               --------- ---------
                                                                  (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $      19
 Premium tax offsets currently available for paid assessments.         2         2
                                                               --------- ---------
                                                               $      21 $      21
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      37 $      39
                                                               ========= =========

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, during the year ended December 31, 2011, related to ELNY.

Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.0 billion and $1.2 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $181 million and $167 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $144 million and $248 million at December 31, 2012 and 2011, respectively.

  Other Commitments

  The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2012 and 2011, the Company had agreed to fund up to $86 million and $90 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $106 million and $109 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $235 million and $272 million at December 31, 2012 and 2011, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2012 and 2011. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Related Party Transactions

  Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       Years Ended December 31,
                                      --------------------------
                                        2012     2011     2010
                                      -------- -------- --------
                                            (In millions)
               Compensation.......... $    360 $    259 $    244
               Commissions...........      609      992      561
               Volume-related costs..      200      225      177
               Professional services.       22       20       16
               Rent..................       37       26       26
               Other.................      429      331      300
                                      -------- -------- --------
                Total other expenses. $  1,657 $  1,853 $  1,324
                                      ======== ======== ========

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2012     2011     2010
                                                        -------- -------- --------
                                                              (In millions)
Universal life and investment-type product policy fees. $    179 $    145 $    114
Other revenues......................................... $    166 $    136 $    101

  The Company had net receivables from affiliates of $107 million and $93 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 6, 7 and 11 for additional information on related party transactions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2012
                                 (In millions)

                                                                               Amount at
                                                    Cost or       Estimated  Which Shown on
Types of Investments                           Amortized Cost (1) Fair Value Balance Sheet
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $     7,678      $ 8,864    $     8,864
   Public utilities...........................          4,091        4,759          4,759
   State and political subdivision securities.          2,002        2,329          2,329
   Foreign government securities..............            876        1,088          1,088
   All other corporate bonds..................         20,925       23,025         23,025
                                                  -----------      -------    -----------
     Total bonds..............................         35,572       40,065         40,065
Mortgage-backed and asset-backed securities...          9,917       10,347         10,347
Redeemable preferred stock....................            516          556            556
                                                  -----------      -------    -----------
 Total fixed maturity securities..............         46,005       50,968         50,968
                                                  -----------      -------    -----------
Fair value option securities..................              8            9              9
                                                  -----------      -------    -----------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......            160          177            177
 Non-redeemable preferred stock...............            151          140            140
                                                  -----------      -------    -----------
   Total equity securities....................            311          317            317
                                                  -----------      -------    -----------
Mortgage loans, net...........................          9,157                       9,157
Policy loans..................................          1,216                       1,216
Real estate and real estate joint ventures....            708                         708
Other limited partnership interests...........          1,848                       1,848
Short-term investments........................          2,576                       2,576
Other invested assets.........................          2,961                       2,961
                                                  -----------                 -----------
     Total investments........................    $    64,790                 $    69,760
                                                  ===========                 ===========

--------

(1)The Company's fair value option securities portfolio is comprised of fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2012 and 2011
                (In millions, except share and per share data)

                                                                                                                   2012
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    35,152
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         277
  Fair value option securities, at estimated fair value........................................................          --
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       4,703
  Policy loans.................................................................................................       1,086
  Real estate and real estate joint ventures...................................................................         371
  Other limited partnership interests..........................................................................       1,181
  Short-term investments, principally at estimated fair value..................................................       1,833
  Investment in subsidiaries...................................................................................       6,849
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       1,682
                                                                                                                -----------
    Total investments..........................................................................................      53,439
  Cash and cash equivalents, principally at estimated fair value...............................................         553
  Accrued investment income....................................................................................         316
  Premiums, reinsurance and other receivables..................................................................       7,003
  Receivables from subsidiaries................................................................................         795
  Deferred policy acquisition costs and value of business acquired.............................................         797
  Current income tax recoverable...............................................................................          --
  Goodwill.....................................................................................................         558
  Other assets.................................................................................................         140
  Separate account assets......................................................................................      15,238
                                                                                                                -----------
    Total assets............................................................................................... $    78,839
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,632
Policyholder account balances..................................................................................      24,039
Other policy-related balances..................................................................................         872
Payables for collateral under securities loaned and other transactions.........................................       6,477
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................           3
Deferred income tax liability..................................................................................         255
Other liabilities..............................................................................................         824
Separate account liabilities...................................................................................      15,238
                                                                                                                -----------
    Total liabilities..........................................................................................      68,090
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,718
Retained earnings..............................................................................................       1,545
Accumulated other comprehensive income (loss)..................................................................       2,400
                                                                                                                -----------
    Total stockholders' equity.................................................................................      10,749
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,839
                                                                                                                ===========

                                                                                                                   2011
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    34,063
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         244
  Fair value option securities, at estimated fair value........................................................          40
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       5,109
  Policy loans.................................................................................................       1,101
  Real estate and real estate joint ventures...................................................................         351
  Other limited partnership interests..........................................................................       1,141
  Short-term investments, principally at estimated fair value..................................................       1,581
  Investment in subsidiaries...................................................................................       5,753
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       2,095
                                                                                                                -----------
    Total investments..........................................................................................      51,783
  Cash and cash equivalents, principally at estimated fair value...............................................         379
  Accrued investment income....................................................................................         358
  Premiums, reinsurance and other receivables..................................................................       6,993
  Receivables from subsidiaries................................................................................         728
  Deferred policy acquisition costs and value of business acquired.............................................       1,184
  Current income tax recoverable...............................................................................          66
  Goodwill.....................................................................................................         885
  Other assets.................................................................................................         155
  Separate account assets......................................................................................      15,739
                                                                                                                -----------
    Total assets............................................................................................... $    78,270
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,509
Policyholder account balances..................................................................................      24,605
Other policy-related balances..................................................................................         730
Payables for collateral under securities loaned and other transactions.........................................       6,375
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................          --
Deferred income tax liability..................................................................................          42
Other liabilities..............................................................................................         817
Separate account liabilities...................................................................................      15,739
                                                                                                                -----------
    Total liabilities..........................................................................................      68,567
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,673
Retained earnings..............................................................................................       1,173
Accumulated other comprehensive income (loss)..................................................................       1,771
                                                                                                                -----------
    Total stockholders' equity.................................................................................       9,703
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,270
                                                                                                                ===========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                  2012        2011       2010
                                                               ----------  ---------- ----------
Condensed Statements of Operations
Revenues
Premiums...................................................... $      144  $      148 $      148
Universal life and investment-type product policy fees........        662         632        633
Net investment income.........................................      1,854       1,943      2,018
Equity in earnings from subsidiaries..........................        875         640        193
Other revenues................................................        151         154        162
Net investment gains (losses).................................         20          14        102
Net derivative gains (losses).................................       (140)        241        (67)
                                                               ----------  ---------- ----------
 Total revenues...............................................      3,566       3,772      3,189
                                                               ----------  ---------- ----------
Expenses
Policyholder benefits and claims..............................        797         755        800
Interest credited to policyholder account balances............        666         710        691
Goodwill impairment...........................................        327          --         --
Other expenses................................................        584         784        744
                                                               ----------  ---------- ----------
 Total expenses...............................................      2,374       2,249      2,235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations before provision for
  income tax..................................................      1,192       1,523        954
Provision for income tax expense (benefit)....................        (23)        290        235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations, net of income tax...      1,215       1,233        719
Income (loss) from discontinued operations, net of income tax.          8          --         --
                                                               ----------  ---------- ----------
Net income (loss)............................................. $    1,223  $    1,233 $      719
                                                               ==========  ========== ==========
Comprehensive income (loss)................................... $    1,852  $    2,787 $    1,725
                                                               ==========  ========== ==========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                                            2012         2011       2010
                                                                                        -----------  -----------  --------
Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by operating activities.............................................. $     1,184  $       886  $  1,129
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      10,714       13,921    13,203
   Equity securities...................................................................          46          163       127
   Mortgage loans......................................................................         845          552       279
   Real estate and real estate joint ventures..........................................          47           12        14
   Other limited partnership interests.................................................         154          159        92
  Purchases of:........................................................................
   Fixed maturity securities...........................................................     (10,729)     (11,658)  (13,715)
   Equity securities...................................................................         (27)         (22)      (38)
   Mortgage loans......................................................................        (428)        (946)     (868)
   Real estate and real estate joint ventures..........................................         (77)         (83)      (80)
   Other limited partnership interests.................................................        (179)        (214)     (204)
  Cash received in connection with freestanding derivatives............................         362          375        93
  Cash paid in connection with freestanding derivatives................................        (322)        (453)     (102)
  Returns of capital from subsidiaries.................................................          84           49        51
  Capital contributions to subsidiaries................................................        (166)        (422)     (198)
  Issuances of loans to affiliates.....................................................          --         (305)       --
  Net change in policy loans...........................................................          15           26        12
  Net change in short-term investments.................................................        (251)        (487)     (169)
  Net change in other invested assets..................................................         (50)         (16)     (254)
                                                                                        -----------  -----------  --------
Net cash provided by (used in) investing activities....................................          38          651    (1,757)
                                                                                        -----------  -----------  --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      11,577       14,151    20,496
   Withdrawals.........................................................................     (12,298)     (15,754)  (21,062)
  Net change in payables for collateral under securities loaned and other transactions.         102         (482)    1,295
  Long-term debt repaid................................................................          --           --      (200)
  Financing element on certain derivative instruments..................................          75          127       (24)
  Return of capital....................................................................          --          (47)       --
  Dividends on common stock............................................................        (504)        (517)     (330)
                                                                                        -----------  -----------  --------
Net cash (used in) provided by financing activities....................................      (1,048)      (2,522)      175
                                                                                        -----------  -----------  --------
Change in cash and cash equivalents....................................................         174         (985)     (453)
Cash and cash equivalents, beginning of year...........................................         379        1,364     1,817
                                                                                        -----------  -----------  --------
Cash and cash equivalents, end of year................................................. $       553  $       379  $  1,364
                                                                                        ===========  ===========  ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $        64  $        64  $     74
                                                                                        ===========  ===========  ========
   Income tax.......................................................................... $      (194) $       (66) $     98
                                                                                        ===========  ===========  ========
  Non-cash transactions:...............................................................
   Capital contribution from MetLife, Inc.............................................. $        45  $        --  $     --
                                                                                        ===========  ===========  ========
   Returns of capital from subsidiaries................................................ $       202  $        --  $     --
                                                                                        ===========  ===========  ========
   Capital contributions to subsidiaries............................................... $        31  $        --  $     --
                                                                                        ===========  ===========  ========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2012 presentation.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                        Future Policy
                              DAC     Benefits and Other Policyholder
                              and       Policy-Related     Account     Unearned
Segment                       VOBA         Balances        Balances   Revenue (1)
-------                    ---------- ------------------ ------------ -----------
2012
Retail.................... $    3,785    $     9,357     $    28,287   $    158
Corporate Benefit Funding.          8         15,078           8,688          2
Corporate & Other.........         --          6,288               1         --
                           ----------    -----------     -----------   --------
 Total.................... $    3,793    $    30,723     $    36,976   $    160
                           ==========    ===========     ===========   ========
2011
Retail.................... $    4,047    $     7,915     $    30,001   $    184
Corporate Benefit Funding.         13         14,042           8,375          2
Corporate & Other.........        128          6,515           3,699         72
                           ----------    -----------     -----------   --------
 Total.................... $    4,188    $    28,472     $    42,075   $    258
                           ==========    ===========     ===========   ========
2010
Retail.................... $    4,303    $     6,755     $    27,580   $    217
Corporate Benefit Funding.          9         12,996           9,452         --
Corporate & Other.........         79          6,099           2,259         45
                           ----------    -----------     -----------   --------
 Total.................... $    4,391    $    25,850     $    39,291   $    262
                           ==========    ===========     ===========   ========

--------

(1)Amounts are included within future policy benefits and other policy-related balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                             Policyholder Benefits
                                                and Claims and     Amortization of
                      Premium        Net       Interest Credited    DAC and VOBA      Other
                    Revenue and   Investment    to Policyholder      Charged to     Operating   Premiums Written
Segment            Policy Charges   Income     Account Balances    Other Expenses  Expenses (1) (Excluding Life)
-------            -------------- ---------- --------------------- --------------- ------------ ----------------
2012
Retail............   $    2,716   $    1,434      $    2,037          $    929      $    1,330       $    6
Corporate Benefit
  Funding.........          658        1,111           1,318                10              36           --
Corporate &
  Other...........          148          407             187                 2             268           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,522   $    2,952      $    3,542          $    941      $    1,634       $    6
                     ==========   ==========      ==========          ========      ==========       ======
2011
Retail............   $    2,596   $    1,360      $    1,984          $  1,146      $    1,205       $    8
Corporate Benefit
  Funding.........        1,105        1,142           1,763                 4              36           --
Corporate &
  Other...........           83          572             102                 6             518           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,784   $    3,074      $    3,849          $  1,156      $    1,759       $    8
                     ==========   ==========      ==========          ========      ==========       ======
2010
Retail............   $    2,019   $    1,381      $    1,670          $    758      $    1,029       $    5
Corporate Benefit
  Funding.........          672        1,098           1,341                 2              32           --
Corporate &
  Other...........           15          674             165                10             541           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    2,706   $    3,153      $    3,176          $    770      $    1,602       $    5
                     ==========   ==========      ==========          ========      ==========       ======

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                            % Amount
                                                                            Assumed
                               Gross Amount   Ceded    Assumed  Net Amount   to Net
                               ------------ ---------- -------- ----------- --------
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $    45,508  17.0 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $     1,254   0.9 %
Accident and health insurance.         248         241       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,063  $      813 $     11 $     1,261   0.9 %
                                ==========  ========== ======== ===========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $    45,761  17.7 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $     1,821   0.4 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,429  $      608 $      7 $     1,828   0.4 %
                                ==========  ========== ======== ===========
2010
Life insurance in-force.......  $  326,366  $  289,559 $  8,217 $    45,024  18.3 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,310  $      263 $     13 $     1,060   1.2 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    1,559  $      505 $     13 $     1,067   1.2 %
                                ==========  ========== ======== ===========

  For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively.

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2012

   (2)   Statements of Operations for the year ended December 31, 2012

   (3) Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2012 and 2011

   (2) Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010

   (3) Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2012, 2011 and 2010

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(b). Resolution of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund BD III for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File 333-152269/811-21262 filed November 24, 2008.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities to the Registration Statement on Form N-4, File No. 333-152269/811-21262 filed April 8,
                      2009.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4,
                      2007.)



3(c)                  Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos.

EXHIBIT
NUMBER                DESCRIPTION
------                -----------



                      333-101778/811-21262, filed April 3, 2013.)



3(d) Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to the Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)




4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-40193, filed June 10, 1998.)


4(b). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment
                      No. 4 to the Registration Statement on Form N-4, file
                      No. 333-101778, filed November 19, 2004.)



4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(f). 403(b) Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of Connecticut Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 5/11).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to MetLife of Connecticut Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


5(a). Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-40193, filed June 10, 1998.)


5(b). Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)



6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 13(a)(i) to the Registration Statement on Form N-4, File No. 33-58677, filed April 18, 1995.)



6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 to MetLife of Connecticut Serparate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)


6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File
                      No. 033-65343 filed April 6, 2006.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to the Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333- 152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-152189/811-21262, filed April 4, 2012)


7(d)(i). Automatic Reinsurance Agreement between The Travelers Insurance Company and its affiliate The Travelers Life and Annuity Company and Swiss Re Life & Health America Inc. (effective July 1, 1998) (Incorporated herein by reference to Exhibit 7(d)(i) to Post-Effective Amendment No. 4 to MetLife of Connecticut Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-152269/811-21262, filed April 4, 2012)


7(d)(ii).             Amendment Nos. 1 through 15 to the Automatic Reinsurance
                      Agreement between The Travelers Insurance Company and its affiliate the Travelers Life and Annuity Company and Swiss Re Life & Health America Inc. (Incorporated herein by reference to Exhibit 7(d)(i) to Post-Effective
                      Amendment No. 4 to MetLife of Connecticut Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4 File Nos. 333-152269/811-21262,
                      filed April 4, 2012)



8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed on April 4, 2012.)


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective November 1, 2005). (Incorporated herein by reference to
                      Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(b)(i) First Amendment dated May 9, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut. (incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed on April 4,
                      2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company, and MetLife Insurance
                      Company of Connecticut.

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      (incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed on April 4, 2012.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(d). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. effective May 1, 1998 and Amendments to the Participation Agreement (respectively effective May 1, 2003, May 3, 2004, January 1, 2006 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(q) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment dated July 19, 2010 to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(e). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Participation Agreement Addendum effective May 1, 2011,
                      among Franklin Templeton Variable Insurance Products
                      Trust, Franklin Distributors, Inc., MetLife Insurance
                      Company of Connecticut and MetLife Investors Distribution
                      Company. (Incorporated herein by reference to Exhibit
                      8(d)(ii)) to Post-Effective Amendment No. 4 to the
                      Registration Statement on Form N-4, File No. 333-152189, filed on April 4, 2012.)



8(e)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of Connecticut Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 3, 2013.)



8(f). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series (effective May 1, 2011). Incorporated herein by reference to Exhibit No. 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed on April 4, 2012.)


8(g). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(h). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Advisors Distribution LLC effective May 1, 2001 and Amendments to the Participation Agreement (respectively effective January 31, 2002, April 23, 2003 and February 17, 2004.)
                      (Incorporated herein by reference to Exhibit 8(l) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(ii). Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit
                      9. to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File 333-152269/811-21262 filed November 24, 2008.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not applicable


12.                   Not applicable



13.                   Power of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul and Marie
                      C. Swift to act as signatory for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Stanley J. Talbi and Peter M. Carlson. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910

NAME AND PRINCIPAL        POSITIONS AND OFFICES
BUSINESS ADDRESS          WITH DEPOSITOR
-----------------------   ---------------------------------------------------------------
Eric T. Steigerwalt       Director, Chairman of the Board, President and Chief Executive
501 Route 22              Officer
Bridgewater, NJ 08807





Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, New York 10036





Gene L. Lunman           Director and Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002




Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036




Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962





Ricardo A. Anzaldua            General Counsel
1095 Avenue of the Americas
New York, New York 10036




Stanley J. Talbi               Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036




Robin Lenna            Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036
United States




Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Steven J. Brash                Senior Vice President
1095 Avenue of the Americas
New York, New York 10036





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, New York 10036





S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210

Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807




Christopher A. Kremer     Vice President and Actuary
501 Boylston Street
Boston, MA 02116



Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962




Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807





Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807




Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647







Karen A. Johnson       Vice President
501 Boylston Street
Boston, MA 02116







Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328





James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128





Daniel A. O'Neill            Vice President
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210

Mark S. Reilly           Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002




Kathleen J. Schoos     Vice President
700 Quaker Lane
Warwick, RI 02886




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Steven G. Sorrentino      Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Robert L. Staffier, Jr.     Vice President
501 Boylston Street
Boston, MA 02116





Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Michael F. Tietz       Vice President
200 Park Avenue
40th Floor
New York, NY 10166





Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962





Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2013, there were 262,183 owners of qualified contracts and 69,729 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614


MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):

MetLife of CT Separate Account Eleven for Variable Annuities


MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance,

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D


Metropolitan Series Fund



(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER
-----------------------------   ----------------------
Mark E. Rosenthal               President
5 Park Plaza, Suite 1900 EBS
Irvine, CA 92614







Elizabeth M. Forget             Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Paul A. LaPiana           Director and Executive Vice President, National Sales Manager-Life
501 Route 22
Bridgewater, NJ 08807







Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036





Jay S. Kaduson                 Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036



John G. Martinez        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington     Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614



David DeCarlo        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



Rashid Ismail        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



Paul M. Kos          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614




Craig W. Markham           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128





Cathy A. Sturdivant
5 Park Plaza
Suite 1900
Irvine, CA 92614




Paulina Vakouros               Vice President
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $35,916,770        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The MetLife Insurance Company of Connecticut hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of New York, and State of New York, on this 3rd day of April, 2013.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)


                    By:            /s/ ELIZABETH M. FORGET
                                   ------------------------------------------
                                   Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April 2013.

        /s/ *ERIC T. STEIGERWALT           Chairman of the Board, President, Chief Executive
-------------------------------------      Officer and a Director
            (Eric T. Steigerwalt)

          /s/ *STANLEY J. TALBI            Executive Vice President and Chief Financial Officer
-------------------------------------
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
-------------------------------------
              (Peter M. Carlson)

        /s/ *ELIZABETH M. FORGET           Director and Senior Vice President
-------------------------------------
            (Elizabeth M. Forget)

           /s/ *GENE L. LUNMAN             Director and Senior Vice President
-------------------------------------
               (Gene L. Lunman)

                     By:             /s/ MICHELE H. ABATE
                                     ---------------------------------------
                                     Michele H. Abate, Attorney-in-Fact


* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)


13     Powers of Attorney